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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2017

Invesco All Cap Market Neutral Fund
Nasdaq:
A: CPNAX ∎ C: CPNCX ∎ R: CPNRX ∎ Y: CPNYX ∎ R5: CPNFX ∎ R6: CPNSX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

12 Financial Statements

15 Notes to Financial Statements

22 Financial Highlights

23 Fund Expenses

24 Proxy Resuts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.51%
Class C Shares	2.25
Class R Shares	2.42
Class Y Shares	2.70
Class R5 Shares	2.69
Class R6 Shares	2.70
Citi US Three-Month Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.23
Lipper Alternative Equity Market Neutral Funds Index∎ (Peer Group Index)	3.00
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Citi US Three-Month Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

The Lipper Alternative Equity Market Neutral Funds Index is an unmanaged index considered representative of alternative equity market neutral funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                    Invesco All Cap Market Neutral Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	2.01%
1 Year	-6.64

Class C Shares
Inception (12/17/13)	2.98%
1 Year	-2.92

Class R Shares
Inception (12/17/13)	3.47%
1 Year	-1.53

Class Y Shares
Inception (12/17/13)	3.97%
1 Year	-1.02

Class R5 Shares
Inception (12/17/13)	4.00%
1 Year	-0.92

Class R6 Shares
Inception (12/17/13)	3.97%
1 Year	-1.02

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	2.58%
1 Year	-6.96

Class C Shares
Inception (12/17/13)	3.60%
1 Year	-3.27

Class R Shares
Inception (12/17/13)	4.09%
1 Year	-1.79

Class Y Shares
Inception (12/17/13)	4.61%
1 Year	-1.29

Class R5 Shares
Inception (12/17/13)	4.61%
1 Year	-1.38

Class R6 Shares
Inception (12/17/13)	4.61%
1 Year	-1.29

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.45%, 2.20%, 1.70%, 1.20%, 1.05% and 1.04%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.47%, 2.22%, 1.72%, 1.22%, 1.07% and 1.06%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3 Invesco All Cap Market Neutral Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco All Cap Market Neutral Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.29%
Aerospace & Defense–1.40%
Boeing Co. (The)	11,350	$2,097,820

Airlines–1.76%
Copa Holdings, S.A.–Class A (Panama)	4,700	547,174
Hawaiian Holdings, Inc.(b)	38,500	2,090,550
		2,637,724

Apparel, Accessories & Luxury Goods–1.69%
PVH Corp.	4,900	495,047
Ralph Lauren Corp.	25,350	2,046,252
		2,541,299

Application Software–1.03%
Nuance Communications, Inc.(b)	86,650	1,550,168

Auto Parts & Equipment–0.65%
Adient PLC	4,200	308,952
Shiloh Industries, Inc.(b)	33,719	414,744
Stoneridge, Inc.(b)	12,725	249,537
		973,233

Biotechnology–14.82%
Applied Genetic Technologies Corp.(b)	1,680	9,408
Aptevo Therapeutics Inc.(b)	40,775	81,550
Biogen Inc.(b)	7,260	1,968,985
BioSpecifics Technologies Corp.(b)	17,800	1,009,794
Bioverativ Inc.(b)	3,700	217,597
ChemoCentryx, Inc.(b)	88,000	637,120
Concert Pharmaceuticals, Inc.(b)	45,400	720,498
Cytokinetics, Inc.(b)	88,450	1,450,580
CytomX Therapeutics, Inc.(b)	28,850	453,234
Eagle Pharmaceuticals, Inc.(b)	23,000	2,083,570
Exelixis, Inc.(b)	124,650	2,792,160
FibroGen, Inc.(b)	98,300	2,752,400
Gilead Sciences, Inc.	31,150	2,135,332
PDL BioPharma Inc.	96,450	217,013
Progenics Pharmaceuticals, Inc.(b)	167,200	1,324,224
REGENXBIO Inc.(b)	63,200	1,320,880
Repligen Corp.(b)	13,350	491,146
Vanda Pharmaceuticals Inc.(b)	8,800	134,200
Xencor, Inc.(b)	95,800	2,459,186
		22,258,877

Casinos & Gaming–0.15%
International Game Technology PLC	10,150	225,330

Coal & Consumable Fuels–0.30%
Hallador Energy Co.	66,300	443,547

Commercial Printing–1.94%
Ennis, Inc.	25,300	445,280

	Shares	Value
Commercial Printing–(continued)
Quad/Graphics, Inc.	94,100	$2,471,066
		2,916,346

Commodity Chemicals–1.17%
Cabot Corp.	29,200	1,757,548

Communications Equipment–1.81%
Bel Fuse, Inc.–Class B	5,450	131,890
Black Box Corp.	32,650	323,235
Extreme Networks, Inc.(b)	84,675	661,735
InterDigital, Inc.	9,750	876,525
Juniper Networks, Inc.	23,950	720,177
		2,713,562

Computer & Electronics Retail–1.86%
Best Buy Co., Inc.	46,700	2,419,527
Rent-A-Center, Inc.	34,600	369,874
		2,789,401

Construction & Engineering–0.18%
Goldfield Corp. (The)(b)	49,350	268,958

Construction Machinery & Heavy Trucks–0.39%
Commercial Vehicle Group, Inc.(b)	65,750	584,518

Consumer Finance–2.14%
Navient Corp.	154,150	2,343,080
Nelnet, Inc.–Class A	4,400	198,044
Santander Consumer USA Holdings Inc.(b)	52,900	673,946
		3,215,070

Copper–0.14%
Freeport-McMoRan Inc.(b)	16,950	216,112

Data Processing & Outsourced Services–0.65%
Conduent Inc.(b)	13,100	213,661
Everi Holdings Inc.(b)	108,050	686,117
StarTek, Inc.(b)	8,350	75,818
		975,596

Department Stores–3.11%
Dillard’s, Inc.–Class A	6,000	332,220
Kohl’s Corp.	55,450	2,164,213
Macy’s, Inc.	74,200	2,168,124
		4,664,557

Diversified Banks–0.45%
Citigroup Inc.	11,550	682,836

Diversified Chemicals–2.91%
Chemours Co. (The)	68,150	2,745,763
Huntsman Corp.	65,550	1,623,674
		4,369,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco All Cap Market Neutral Fund

	Shares	Value
Diversified Metals & Mining–1.50%
Teck Resources Ltd.–Class B (Canada)	108,250	$2,245,105

Education Services–0.94%
Cambium Learning Group Inc.(b)	24,675	120,167
K12 Inc.(b)	68,850	1,297,823
		1,417,990

Electrical Components & Equipment–0.34%
General Cable Corp.	28,650	515,700

Electronic Manufacturing Services–0.32%
KEMET Corp.(b)	42,350	474,744

Financial Exchanges & Data–0.17%
Donnelley Financial Solutions, Inc.(b)	11,600	257,752

Gold–2.78%
Barrick Gold Corp. (Canada)	145,200	2,427,744
Kinross Gold Corp. (Canada)(b)	501,850	1,751,456
		4,179,200

Health Care Equipment–1.36%
AngioDynamics, Inc.(b)	36,875	572,300
Fonar Corp.(b)	7,325	140,274
LeMaitre Vascular, Inc.	37,200	1,106,700
Varex Imaging Corp.(b)	6,850	229,886
		2,049,160

Health Care REITs–0.17%
Quality Care Properties, Inc.(b)	14,950	259,383

Health Care Services–0.38%
BioTelemetry, Inc.(b)	10,750	353,675
Psychemedics Corp.	11,350	216,445
		570,120

Health Care Supplies–1.99%
Halyard Health Inc.(b)	5,000	197,500
Lantheus Holdings, Inc.(b)	88,400	1,149,200
OraSure Technologies, Inc.(b)	125,450	1,644,649
		2,991,349

Health Care Technology–2.71%
HMS Holdings Corp.(b)	98,950	2,025,506
Veeva Systems Inc.–Class A(b)	38,200	2,048,284
		4,073,790

Home Entertainment Software–0.24%
Take-Two Interactive Software, Inc.(b)	5,750	361,388

Homefurnishing Retail–1.03%
Aaron’s, Inc.	42,900	1,541,826

Household Products–0.66%
HRG Group, Inc.(b)	49,900	998,499

Hypermarkets & Super Centers–0.04%
Wal-Mart Stores, Inc.	750	56,385

	Shares	Value
Industrial Machinery–0.18%
SPX Corp.(b)	11,500	$276,690

Internet & Direct Marketing Retail–0.27%
HSN, Inc.	11,100	409,590

Internet Software & Services–0.75%
Blucora, Inc.(b)	43,200	797,040
CommerceHub, Inc.–Series C(b)	12,900	205,368
QuinStreet, Inc.(b)	12,348	55,319
Travelzoo Inc.(b)	7,450	68,540
		1,126,267

IT Consulting & Other Services–1.71%
International Business Machines Corp.	3,700	593,073
Teradata Corp.(b)	65,550	1,912,749
Unisys Corp.(b)	5,850	66,105
		2,571,927

Leisure Products–0.07%
Johnson Outdoors Inc.–Class A	2,800	101,696

Life Sciences Tools & Services–1.71%
Cambrex Corp.(b)	37,100	2,201,885
Enzo Biochem, Inc.(b)	41,100	361,680
		2,563,565

Managed Health Care–2.06%
Triple-S Management Corp.–Class B (Puerto Rico)(b)	28,850	522,185
WellCare Health Plans Inc.(b)	16,800	2,577,288
		3,099,473

Metal & Glass Containers–0.03%
Greif Inc.–Class A	800	46,896

Oil & Gas Drilling–2.73%
Atwood Oceanics, Inc.(b)	51,900	406,377
Ensco PLC–Class A	219,300	1,730,277
Noble Corp. PLC	150,100	720,480
Rowan Cos. PLC–Class A(b)	29,800	419,286
Unit Corp.(b)	38,050	817,694
		4,094,114

Oil & Gas Equipment & Services–0.04%
Gulf Island Fabrication, Inc.	6,500	64,675

Oil & Gas Exploration & Production–4.54%
Bill Barrett Corp.(b)	175,250	672,960
California Resources Corp.(b)	95,450	1,116,765
Comstock Resources, Inc.(b)	30,250	264,385
Denbury Resources Inc.(b)	177,200	393,384
Devon Energy Corp.	31,800	1,255,782
Enerplus Corp. (Canada)	127,250	917,473
Evolution Petroleum Corp.	66,000	528,000
Panhandle Oil & Gas, Inc.–Class A	15,997	303,143
Sanchez Energy Corp.(b)	176,050	1,362,627
		6,814,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco All Cap Market Neutral Fund

	Shares	Value
Oil & Gas Storage & Transportation–1.78%
Overseas Shipholding Group, Inc.–Class A(b)	76,500	$278,460
Williams Cos., Inc. (The)	78,100	2,392,203
		2,670,663

Packaged Foods & Meats–0.66%
Omega Protein Corp.(b)	49,150	990,372

Personal Products–0.41%
Natural Health Trends Corp.	1,400	40,152
Nu Skin Enterprises, Inc.–Class A	10,450	577,154
		617,306

Pharmaceuticals–5.97%
Corcept Therapeutics Inc.(b)	268,500	2,561,490
Heska Corp.(b)	9,000	974,250
Innoviva, Inc.(b)	120,800	1,423,628
Merck & Co., Inc.	21,100	1,315,163
Supernus Pharmaceuticals Inc.(b)	82,500	2,689,500
		8,964,031

Property & Casualty Insurance–1.35%
Ambac Financial Group, Inc.(b)	104,250	2,025,577

Publishing–0.12%
McClatchy Co. (The)–Class A(b)	16,650	179,487

Railroads–0.10%
CSX Corp.	2,900	147,436

Real Estate Development–0.06%
Maui Land & Pineapple Co., Inc.(b)	6,583	89,858

Regional Banks–0.43%
Central Valley Community Bancorp	28,150	639,287

Research & Consulting Services–0.37%
Acacia Research Corp.(b)	103,300	562,985

Restaurants–0.77%
Darden Restaurants, Inc.	13,550	1,154,324

Semiconductor Equipment–0.80%
Applied Materials, Inc.	29,450	1,195,964

Semiconductors–1.43%
Intel Corp.	59,500	2,150,925

Specialized Consumer Services–0.35%
H&R Block, Inc.	20,950	519,351

	Shares	Value
Specialized REITs–0.70%
CoreCivic, Inc.	30,400	$1,047,280

Specialty Stores–2.14%
Big 5 Sporting Goods Corp.	52,050	801,570
Staples, Inc.	247,200	2,415,144
		3,216,714

Steel–1.17%
Cliffs Natural Resources Inc.(b)	261,650	1,758,288

Technology Distributors–0.44%
PCM, Inc.(b)	26,200	660,240

Technology Hardware, Storage & Peripherals–2.56%
HP Inc.	147,200	2,770,304
NCR Corp.(b)	26,050	1,074,562
		3,844,866

Thrifts & Mortgage Finance–0.72%
Impac Mortgage Holdings, Inc.(b)	6,250	89,375
Walker & Dunlop, Inc.(b)	22,150	993,427
		1,082,802

Tobacco–0.16%
Alliance One International, Inc.(b)	17,200	236,500

Trading Companies & Distributors–0.39%
Neff Corp.–Class A(b)	16,550	291,280
Titan Machinery, Inc.(b)	18,550	294,018
		585,298

Trucking–0.14%
Celadon Group, Inc.	51,850	204,808
Total Common Stocks & Other Equity Interests (Cost $117,287,245)		135,588,104

Money Market Funds–8.07%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	7,271,157	7,271,157
Treasury Portfolio–Institutional Class, 0.63%(c)	4,847,438	4,847,438
Total Money Market Funds (Cost $12,118,595)		12,118,595
TOTAL INVESTMENTS–98.36% (Cost $129,405,840)		147,706,699
OTHER ASSETS LESS LIABILITIES–1.64%		2,463,123
NET ASSETS–100.00%		$150,169,822

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco All Cap Market Neutral Fund

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Floating Rate Index(1)	Notional Value	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities — Short	Morgan Stanley & Co. LLC	04/24/2019	Federal Funds floating rate	$(134,694,260)	$(2,041,470	)(2)	$(136,694,760)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $(40,970) of dividends payable long and financing fees receivable from the Fund to the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total swap with Morgan Stanley & Co. LLC, as of April 30, 2017.

	Shares	Value
Equity Securities — Short
Airlines
Spirit Airlines, Inc.	(35,500)	$(2,033,085)

Alternative Carriers
pdvWireless, Inc.	(22,800)	(584,820)

Aluminum
Century Aluminum Co.	(7,700)	(105,028)

Apparel Retail
Ascena Retail Group, Inc.	(111,150)	(434,597)
Guess?, Inc.	(48,850)	(545,166)
L Brands Inc.	(28,700)	(1,515,647)
		(2,495,410)

Apparel, Accessories & Luxury Goods
G-III Apparel Group, Ltd.	(29,850)	(707,445)
Sequential Brands Group, Inc.	(33,800)	(113,906)
Under Armour, Inc.–Class A	(82,450)	(1,771,851)
Under Armour, Inc.–Class C	(23,900)	(463,899)
		(3,057,101)

Application Software
Digimarc Corp.	(22,200)	(640,470)
Park City Group, Inc.	(8,350)	(105,627)
Paylocity Holding Corp.	(3,350)	(132,124)
Zendesk, Inc.	(10,550)	(303,313)
		(1,181,534)

Asset Management & Custody Banks
Financial Engines, Inc.	(18,550)	(788,375)
Safeguard Scientifics, Inc.	(10,250)	(130,175)
WisdomTree Investments, Inc.	(83,700)	(698,895)
		(1,617,445)

Auto Parts & Equipment
Workhorse Group Inc.	(36,350)	(74,154)

Automobile Manufacturers
Tesla, Inc.	(6,620)	(2,079,143)

Automotive Retail
Advance Auto Parts, Inc.	(14,100)	(2,004,174)
Lithia Motors, Inc.–Class A	(6,100)	(582,855)
Monro Muffler Brake, Inc.	(8,200)	(425,170)
Murphy USA Inc.	(3,450)	(240,017)
		(3,252,216)

	Shares	Value
Biotechnology
ACADIA Pharmaceuticals Inc.	(61,100)	$(2,097,563)
Advaxis, Inc.	(63,350)	(542,276)
Alnylam Pharmaceuticals, Inc.	(38,050)	(2,039,480)
Amicus Therapeutics, Inc.	(270,800)	(2,079,744)
Arrowhead Pharmaceuticals, Inc.	(27,550)	(42,702)
Cascadian Therapeutics, Inc.	(37,450)	(159,162)
Corbus Pharmaceuticals Holdings, Inc.	(96,150)	(692,280)
Dicerna Pharmaceuticals, Inc.	(5,305)	(17,666)
Dynavax Technologies Corp.	(88,600)	(491,730)
Eiger BioPharmaceuticals, Inc.	(9,487)	(74,947)
Genocea Biosciences, Inc.	(54,450)	(347,936)
GTx, Inc.	(11,142)	(47,911)
Heron Therapeutics, Inc.	(109,650)	(1,683,128)
Immune Design Corp.	(29,268)	(191,705)
Intercept Pharmaceuticals, Inc.	(15,400)	(1,730,190)
Invitae Corp.	(58,800)	(648,564)
Juno Therapeutics, Inc.	(65,100)	(1,623,594)
Keryx Biopharmaceuticals, Inc.	(62,650)	(370,888)
Kura Oncology, Inc.	(20,250)	(201,487)
La Jolla Pharmaceutical Co.	(20,375)	(590,875)
Mirati Therapeutics, Inc.	(39,375)	(179,156)
Neurocrine Biosciences, Inc.	(9,700)	(517,980)
Novavax, Inc.	(119,000)	(97,116)
OvaScience, Inc.	(26,350)	(39,788)
Sarepta Therapeutics, Inc.	(59,000)	(2,139,340)
T2 Biosystems, Inc.	(62,050)	(298,461)
TESARO, Inc.	(14,450)	(2,132,676)
Ultragenyx Pharmaceutical Inc.	(9,250)	(595,608)
Veracyte, Inc.	(28,493)	(241,336)
Vital Therapies, Inc.	(27,175)	(108,700)
		(22,023,989)

Cable & Satellite
Loral Space & Communications Inc.	(2,200)	(84,370)

Casinos & Gaming
Empire Resorts, Inc.	(5,424)	(135,600)

Commodity Chemicals
BioAmber Inc. (Canada)	(34,750)	(78,187)

Communications Equipment
ARRIS International PLC	(56,150)	(1,459,339)
NetScout Systems, Inc.	(1,350)	(50,827)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco All Cap Market Neutral Fund

	Shares	Value
Communications Equipment–(continued)
ViaSat, Inc.	(23,900)	$(1,530,317)
		(3,040,483)

Construction Materials
U.S. Concrete, Inc.	(22,350)	(1,385,700)

Distributors
Core-Mark Holding Co., Inc.	(51,750)	(1,812,285)

Diversified Chemicals
LSB Industries, Inc.	(57,250)	(630,895)

Diversified Metals & Mining
Compass Minerals International, Inc.	(17,150)	(1,131,900)

Electrical Components & Equipment
Acuity Brands Inc.	(11,500)	(2,025,150)
American Superconductor Corp.	(27,275)	(142,103)
Revolution Lighting Technologies, Inc.	(27,375)	(242,269)
Sunrun Inc.	(218,150)	(1,154,013)
		(3,563,535)

Electronic Components
Universal Display Corp.	(3,200)	(285,920)

Electronic Equipment & Instruments
Fitbit, Inc.–Class A	(136,050)	(778,206)
Mesa Laboratories, Inc.	(2,200)	(307,604)
VeriFone Systems, Inc.	(10,650)	(197,451)
		(1,283,261)

Environmental & Facilities Services
Covanta Holding Corp.	(19,100)	(277,905)

Fertilizers & Agricultural Chemicals
AgroFresh Solutions, Inc.	(49,100)	(275,451)
CF Industries Holdings, Inc.	(72,900)	(1,949,346)
		(2,224,797)

Food Retail
Natural Grocers by Vitamin Cottage, Inc.	(43,350)	(474,249)

General Merchandise Stores
Tuesday Morning Corp.	(81,750)	(265,687)

Gold
Franco-Nevada Corp. (Canada)	(28,000)	(1,907,360)
Tahoe Resources Inc.	(56,200)	(452,972)
		(2,360,332)

Health Care Equipment
AtriCure, Inc.	(8,050)	(165,025)
ConforMIS Inc.	(84,000)	(472,080)
CytoSorbents Corp.	(52,100)	(270,920)
DexCom, Inc.	(27,150)	(2,116,614)
GenMark Diagnostics Inc.	(68,900)	(883,298)
InVivo Therapeutics Holdings Corp.	(64,475)	(245,005)
Invuity, Inc.	(31,500)	(283,500)

	Shares	Value
Health Care Equipment–(continued)
Novocure Ltd.	(180,250)	$(2,036,825)
ViewRay Inc.	(105,150)	(725,535)
		(7,198,802)

Health Care Facilities
Acadia Healthcare Co., Inc.	(48,750)	(2,124,525)
Tenet Healthcare Corp.	(61,750)	(967,623)
		(3,092,148)

Health Care Services
Diplomat Pharmacy, Inc.	(40,250)	(627,900)
Teladoc, Inc.	(4,400)	(109,120)
		(737,020)

Health Care Supplies
Cerus Corp.	(211,750)	(921,113)
Endologix, Inc.	(169,700)	(1,271,053)
Sientra, Inc.	(35,950)	(301,980)
VolitionRx Ltd.	(20,005)	(77,019)
		(2,571,165)

Health Care Technology
Castlight Health, Inc.–Class B	(27,600)	(106,260)

Home Improvement Retail
Lumber Liquidators Holdings, Inc.	(7,900)	(193,945)

Homebuilding
New Home Co. Inc. (The)	(1,200)	(13,992)

Homefurnishing Retail
RH	(17,000)	(815,490)

Household Products
Orchids Paper Products Co.	(6,000)	(146,100)

Insurance Brokers
eHealth, Inc.	(34,150)	(484,247)

Integrated Oil & Gas
Chevron Corp.	(19,300)	(2,059,310)

Internet Software & Services
Hortonworks, Inc.	(127,600)	(1,328,316)
Pandora Media, Inc.	(144,950)	(1,572,708)
		(2,901,024)

Investment Banking & Brokerage
Investment Technology Group, Inc.	(11,700)	(232,947)

IT Consulting & Other Services
Mattersight Corp.	(2,454)	(8,344)
Virtusa Corp.	(61,300)	(1,899,074)
		(1,907,418)

Life & Health Insurance
Trupanion, Inc.	(47,150)	(749,213)

Life Sciences Tools & Services
Accelerate Diagnostics, Inc.	(77,350)	(2,111,655)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco All Cap Market Neutral Fund

	Shares	Value
Life Sciences Tools & Services–(continued)
Pacific Biosciences of California, Inc.	(191,400)	$(754,116)
		(2,865,771)

Marine
Scorpio Bulkers Inc.	(154,100)	(1,148,045)

Movies & Entertainment
Global Eagle Entertainment Inc.	(111,300)	(345,030)

Multi-Line Insurance
Kemper Corp.	(7,650)	(301,027)

Multi-Sector Holdings
FNFV Group	(15,350)	(210,295)

Oil & Gas Equipment & Services
CARBO Ceramics Inc.	(15,450)	(106,141)
Frank’s International N.V.	(95,100)	(865,410)
Schlumberger Ltd.	(25,850)	(1,876,452)
Weatherford International PLC	(172,300)	(994,171)
		(3,842,174)

Oil & Gas Exploration & Production
Earthstone Energy Inc.	(44,450)	(598,742)
Gulfport Energy Corp.	(98,150)	(1,558,622)
SM Energy Co.	(68,600)	(1,549,674)
SRC Energy Inc.	(243,800)	(1,838,252)
		(5,545,290)

Oil & Gas Refining & Marketing
Par Pacific Holdings, Inc.	(29,900)	(489,463)

Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(25,400)	(1,151,890)
Pembina Pipeline Corp. (Canada)	(7,100)	(226,348)
		(1,378,238)

Packaged Foods & Meats
Freshpet, Inc.	(25,200)	(296,100)

Personal Products
Coty, Inc.–Class A	(113,000)	(2,017,050)

Pharmaceuticals
Achaogen, Inc.	(73,250)	(1,763,860)
Aerie Pharmaceuticals, Inc.	(22,050)	(971,302)
Axsome Therapeutics, Inc.	(31,718)	(130,044)
Cempra, Inc.	(99,450)	(427,635)
Collegium Pharmaceutical, Inc.	(60,750)	(595,957)
Corium International, Inc.	(28,000)	(126,280)
Egalet Corp.	(49,950)	(190,809)
Endo International PLC	(136,850)	(1,555,985)
Flex Pharma Inc.	(18,600)	(63,984)
Lipocine Inc.	(31,850)	(135,044)
Mallinckrodt PLC	(34,450)	(1,616,394)
Neos Therapeutics, Inc.	(42,900)	(304,590)
Ocular Therapeutix, Inc.	(52,700)	(524,892)

	Shares	Value
Pharmaceuticals–(continued)
Omeros Corp.	(10,900)	$(177,888)
		(8,584,664)

Property & Casualty Insurance
Markel Corp.	(640)	(620,544)
RLI Corp.	(6,800)	(389,096)
White Mountains Insurance Group, Ltd.	(160)	(137,430)
		(1,147,070)

Real Estate Development
Howard Hughes Corp. (The)	(6,550)	(806,370)

Real Estate Services
Jones Lang LaSalle Inc.	(17,250)	(1,981,335)

Regional Banks
Pacific Mercantile Bancorp	(21,850)	(169,337)
United Bankshares, Inc.	(5,700)	(227,430)
		(396,767)

Research & Consulting Services
Cogint, Inc.	(25,359)	(134,403)

Residential REITs
Bluerock Residential Growth REIT, Inc.	(9,950)	(123,977)
Education Realty Trust, Inc.	(3,400)	(131,818)
		(255,795)

Restaurants
Habit Restaurants, Inc. (The) –Class A	(23,475)	(443,678)
Kona Grill, Inc.	(14,800)	(84,360)
Noodles & Co.	(54,350)	(317,947)
Shake Shack Inc.–Class A	(59,750)	(2,027,915)
Zoe’s Kitchen, Inc.	(39,800)	(718,390)
		(3,592,290)

Semiconductors
First Solar Inc.	(64,000)	(1,891,200)
MACOM Technology Solutions Holdings, Inc.	(3,500)	(171,080)
SunPower Corp.	(19,000)	(131,860)
Synaptics Inc.	(13,500)	(739,395)
		(2,933,535)

Silver
Silver Wheaton Corp. (Canada)	(98,450)	(1,966,047)

Soft Drinks
Monster Beverage Corp.	(28,500)	(1,293,330)

Specialized Finance
On Deck Capital, Inc.	(144,650)	(687,087)

Specialized REITs
Equinix Inc.	(1,280)	(534,656)
Iron Mountain Inc.	(9,400)	(326,744)
Life Storage, Inc.	(4,700)	(368,433)
		(1,229,833)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco All Cap Market Neutral Fund

	Shares	Value
Specialty Chemicals
Flotek Industries, Inc.	(118,100)	$(1,418,381)
Platform Specialty Products Corp.	(76,500)	(1,084,005)
Senomyx, Inc.	(9,365)	(9,833)
		(2,512,219)

Specialty Stores
Signet Jewelers Ltd.	(13,450)	(885,548)
Tractor Supply Co.	(16,950)	(1,049,374)
		(1,934,922)

Steel
Allegheny Technologies, Inc.	(54,150)	(993,652)

Systems Software
FireEye, Inc.	(110,050)	(1,376,726)
Tableau Software, Inc.–Class A	(38,350)	(2,058,628)
		(3,435,354)

	Shares	Value
Technology Hardware, Storage & Peripherals
Cray, Inc.	(34,450)	$(616,655)
Pure Storage, Inc.–Class A	(109,550)	(1,162,326)
USA Technologies, Inc.	(76,950)	(377,055)
		(2,156,036)

Thrifts & Mortgage Finance
LendingTree, Inc.	(6,050)	(852,445)

Trading Companies & Distributors
EnviroStar, Inc.	(3,100)	(73,315)

Trucking
Hertz Global Holdings, Inc.	(32,850)	(541,696)
Total Equity Securities — Short		$(136,694,760)

Portfolio Composition

By sector, based on Total Net Assets

	Equity Securities		Gross	Net
	Long[1]	Short[2]	Exposure[3]	Exposure[4]
Health Care	31.0%	31.4%	62.4%	(0.4)%
Consumer Discretionary	13.2	13.4	26.6	(0.2)
Information Technology	11.7	12.7	24.4	(1.0)
Materials	9.7	8.9	18.6	0.8
Energy	9.4	8.9	18.3	0.5
Industrials	7.2	5.2	12.4	2.0
Financials	5.3	4.4	9.7	0.9
Consumer Staples	1.9	2.8	4.7	(0.9)
Real Estate	0.9	2.9	3.8	(2.0)
Telecommunication Services	—	0.4	0.4	(0.4)
Money Market Funds Plus Other Assets Less Liabilities	9.7	—	9.7	9.7
Total	100.0%	91.0%	191.0%	9.0%

[1]	Represents the value of the equity securities in the portfolio.
[2]	Represents the value of the equity securities underlying the Fund’s equity short portfolio swap.
[3]	Represents the cumulative exposure of the Fund’s long and short positions.
[4]	Represents the net exposure of the Fund’s long and short positions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco All Cap Market Neutral Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $117,287,245)	$135,588,104
Investments in affiliated money market funds, at value and cost	12,118,595
Total investments, at value (Cost $129,405,840)	147,706,699
Foreign currencies, at value (Cost $20)	52
Receivable for:
Deposits with brokers for swap agreements	50,511
Investments sold	20,449,034
Fund shares sold	85,209
Dividends and interest	30,600
Investment for trustee deferred compensation and retirement plans	7,075
Other assets	42,000
Total assets	168,371,180

Liabilities:
Payable for:
Investments purchased	9,894,999
Fund shares reacquired	1,643,916
Amount due custodian	3,933,533
Swaps payable — OTC	584,852
Accrued fees to affiliates	34,614
Accrued trustees’ and officers’ fees and benefits	2,303
Accrued other operating expenses	58,596
Trustee deferred compensation and retirement plans	7,075
Unrealized depreciation on swap agreements — OTC	2,041,470
Total liabilities	18,201,358
Net assets applicable to shares outstanding	$150,169,822

Net assets consist of:
Shares of beneficial interest	$137,231,653
Undistributed net investment income (loss)	(8,233,492)
Undistributed net realized gain	4,912,238
Net unrealized appreciation	16,259,423
$150,169,822

Net Assets:
Class A	$21,868,734
Class C	$7,272,383
Class R	$117,807
Class Y	$50,787,097
Class R5	$505,744
Class R6	$69,618,057

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,178,078
Class C	741,796
Class R	11,830
Class Y	5,023,685
Class R5	50,001
Class R6	6,888,329
Class A:
Net asset value per share	$10.04
Maximum offering price per share
(Net asset value of $10.04 ÷ 94.50%)	$10.62
Class C:
Net asset value and offering price per share	$9.80
Class R:
Net asset value and offering price per share	$9.96
Class Y:
Net asset value and offering price per share	$10.11
Class R5:
Net asset value and offering price per share	$10.11
Class R6:
Net asset value and offering price per share	$10.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco All Cap Market Neutral Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,741)	$741,499
Dividends from affiliated money market funds	32,632
Total investment income	774,131

Expenses:
Advisory fees	801,715
Administrative services fees	24,794
Custodian fees	4,891
Distribution fees:
Class A	43,903
Class C	45,854
Class R	284
Transfer agent fees — A, C, R and Y	46,227
Transfer agent fees — R5	1
Transfer agent fees — R6	97
Trustees’ and officers’ fees and benefits	9,438
Registration and filing fees	46,690
Reports to shareholders	19,822
Professional services fees	34,831
Other	7,486
Total expenses	1,086,033
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(47,758)
Net expenses	1,038,275
Net investment income (loss)	(264,144)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	17,216,482
Foreign currencies	2
Swap agreements	(11,731,825)
5,484,659
Change in net unrealized appreciation (depreciation) of:
Investment securities	9,420,492
Foreign currencies	34
Swap agreements	(9,965,027)
(544,501)
Net realized and unrealized gain	4,940,158
Net increase in net assets resulting from operations	$4,676,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco All Cap Market Neutral Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(264,144)	$(225,004)
Net realized gain (loss)	5,484,659	(31,472,934)
Change in net unrealized appreciation (depreciation)	(544,501)	15,439,146
Net increase (decrease) in net assets resulting from operations	4,676,014	(16,258,792)

Distributions to shareholders from net investment income:
Class A	—	(1,996,674)
Class C	—	(342,508)
Class R	—	(5,987)
Class Y	—	(2,153,585)
Class R5	—	(67,476)
Class R6	—	(84,398)
Total distributions from net investment income	—	(4,650,628)

Distributions to shareholders from net realized gains:
Class A	(23,299)	—
Class C	(5,884)	—
Class R	(63)	—
Class Y	(23,998)	—
Class R5	(290)	—
Class R6	(40,229)	—
Total distributions from net realized gains	(93,763)	—

Share transactions–net:
Class A	(22,000,754)	37,820,319
Class C	(3,133,891)	9,875,981
Class R	12,376	106,118
Class Y	8,420,705	30,769,232
Class R6	(5,793,127)	77,562,633
Net increase (decrease) in net assets resulting from share transactions	(22,494,691)	156,134,283
Net increase (decrease) in net assets	(17,912,440)	135,224,863

Net assets:
Beginning of period	168,082,262	32,857,399
End of period (includes undistributed net investment income (loss) of $(8,233,492) and $(7,969,348), respectively)	$150,169,822	$168,082,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco All Cap Market Neutral Fund

Statement of Cash Flows

For the six months ended April 30, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$4,676,014

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(70,657,565)
Net cash activity from swap agreements	9,965,027
Proceeds from sales of investments	92,907,717
Decrease in interest receivables and other assets	428,543
Increase in accrued expenses and other payables	540,802
Net realized gain from investment securities	(17,216,482)
Net change in unrealized appreciation on investment securities	(9,420,492)
Net cash provided by operating activities	11,223,564

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(4,517)
Proceeds from shares of beneficial interest sold	33,085,836
Increase in payable for amount due custodian	3,933,533
Disbursements from shares of beneficial interest reacquired	(54,189,493)
Net cash provided by (used in) financing activities	(17,174,641)
Net increase (decrease) in cash and cash equivalents	(5,951,077)
Cash and cash equivalents at beginning of period	18,069,724
Cash and cash equivalents at end of period	$12,118,647

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco All Cap Market Neutral Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

15                         Invesco All Cap Market Neutral Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

16                         Invesco All Cap Market Neutral Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross

17                         Invesco All Cap Market Neutral Fund

returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Effective January 1, 2017, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.85%
Next $250 million	0.82%
Next $500 million	0.80%
Next $1.5 billion	0.77%
Next $2.5 billion	0.75%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Over $10 billion	0.67%

Prior to January 1, 2017, the Fund had paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.99%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.62%, 2.37%,

18                         Invesco All Cap Market Neutral Fund

1.87%, 1.37%, 1.37% and 1.37%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $26,788 and reimbursed class level expenses of $8,133, $2,124, $26, $10,349 and $49 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $3,733 in front-end sales commissions from the sale of Class A shares and $1,000 and $3,772 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$135,588,104	$—	$—	$135,588,104
Money Market Funds	12,118,595	—	—	12,118,595
	147,706,699	—	—	147,706,699
Swap Agreements*	—	(2,041,470)	—	(2,041,470)
Total Investments	$147,706,699	$(2,041,470)	$—	$145,665,229

*	Unrealized appreciation (depreciation).

19                         Invesco All Cap Market Neutral Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$2,041,470
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$2,041,470

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Liabilities	Collateral (Received)/Pledged		Net Amount
Counterparty	Swap Agreements	Non-Cash	Cash
Morgan Stanley & Co. LLC	$2,626,322	$—	$(50,511)	$2,575,811

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$(11,731,825)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(9,965,027)
Total	$(21,696,852)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$144,575,444

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $289.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

20                         Invesco All Cap Market Neutral Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $66,814,608 and $106,261,001, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,235,713
Aggregate unrealized (depreciation) of investment securities	(6,475,503)
Net unrealized appreciation of investment securities	$17,760,210

Cost of investments for tax purposes is $129,946,489.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	266,497	$2,737,504	9,254,725	$98,705,258
Class C	44,922	450,296	1,785,156	18,630,806
Class R	2,165	22,090	25,401	266,205
Class Y	2,637,832	27,020,953	5,966,976	62,854,381
Class R6(b)	273,276	2,829,069	8,048,947	84,017,175

Issued as reinvestment of dividends:
Class A	1,971	20,639	132,014	1,395,381
Class C	573	5,875	32,714	341,201
Class R	6	57	444	4,665
Class Y	2,159	22,736	145,868	1,547,659
Class R6	3,792	39,939	1,595	16,921

Reacquired:
Class A	(2,431,871)	(24,758,897)	(6,120,260)	(62,280,320)
Class C	(358,974)	(3,590,062)	(913,301)	(9,096,026)
Class R	(979)	(9,771)	(17,120)	(164,752)
Class Y	(1,814,262)	(18,622,984)	(3,326,932)	(33,632,808)
Class R6	(845,150)	(8,662,135)	(656,366)	(6,471,463)
Net increase (decrease) in share activity	(2,218,043)	$(22,494,691)	14,359,861	$156,134,283

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 6,524,352 Class R6 shares valued at $68,766,670 were sold to affiliated mutual funds.

21                         Invesco All Cap Market Neutral Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$9.80	$(0.02)	$0.27	$0.25	$—	$(0.01)	$(0.01)	$10.04	2.51%	$21,869	1.45	%(d)	1.52	%(d)	1.45	%(d)	1.52	%(d)	(0.49	)%(d)	45%
Year ended 10/31/16	11.92	(0.03)	(0.76)	(0.79)	(1.33)	—	(1.33)	9.80	(7.42)	42,539	1.61		1.85		1.61		1.85		(0.26)		168
Year ended 10/31/15	10.70	(0.20)	1.42	1.22	—	—	—	11.92	11.40	12,812	3.69	(e)	4.62	(e)	1.60		2.53		(1.85)		175
Year ended 10/31/14(f)	10.00	(0.27)	0.97	0.70	—	—	—	10.70	7.00	9,742	4.53	(e)(g)	7.28	(e)(g)	1.60	(g)	4.35	(g)	(3.03	)(g)	105
Class C
Six months ended 04/30/17	9.60	(0.06)	0.27	0.21	—	(0.01)	(0.01)	9.80	2.14	7,272	2.20	(d)	2.27	(d)	2.20	(d)	2.27	(d)	(1.24	)(d)	45
Year ended 10/31/16	11.76	(0.10)	(0.76)	(0.86)	(1.30)	—	(1.30)	9.60	(8.19)	10,136	2.36		2.60		2.36		2.60		(1.01)		168
Year ended 10/31/15	10.63	(0.28)	1.41	1.13	—	—	—	11.76	10.63	1,772	4.44	(e)	5.37	(e)	2.35		3.28		(2.60)		175
Year ended 10/31/14(f)	10.00	(0.34)	0.97	0.63	—	—	—	10.63	6.30	857	5.28	(e)(g)	8.03	(e)(g)	2.35	(g)	5.10	(g)	(3.78	)(g)	105
Class R
Six months ended 04/30/17	9.73	(0.03)	0.27	0.24	—	(0.01)	(0.01)	9.96	2.42	118	1.70	(d)	1.77	(d)	1.70	(d)	1.77	(d)	(0.74	)(d)	45
Year ended 10/31/16	11.86	(0.05)	(0.76)	(0.81)	(1.32)	—	(1.32)	9.73	(7.66)	104	1.86		2.10		1.86		2.10		(0.51)		168
Year ended 10/31/15	10.68	(0.22)	1.40	1.18	—	—	—	11.86	11.05	23	3.94	(e)	4.87	(e)	1.85		2.78		(2.10)		175
Year ended 10/31/14(f)	10.00	(0.29)	0.97	0.68	—	—	—	10.68	6.80	40	4.78	(e)(g)	7.53	(e)(g)	1.85	(g)	4.60	(g)	(3.28	)(g)	105
Class Y
Six months ended 04/30/17	9.85	(0.01)	0.28	0.27	—	(0.01)	(0.01)	10.11	2.70	50,787	1.20	(d)	1.27	(d)	1.20	(d)	1.27	(d)	(0.24	)(d)	45
Year ended 10/31/16	11.97	(0.00)	(0.77)	(0.77)	(1.35)	—	(1.35)	9.85	(7.24)	41,369	1.36		1.60		1.36		1.60		(0.01)		168
Year ended 10/31/15	10.72	(0.17)	1.42	1.25	—	—	—	11.97	11.66	16,907	3.44	(e)	4.37	(e)	1.35		2.28		(1.60)		175
Year ended 10/31/14(f)	10.00	(0.25)	0.97	0.72	—	—	—	10.72	7.20	14,651	4.28	(e)(g)	7.03	(e)(g)	1.35	(g)	4.10	(g)	(2.78	)(g)	105
Class R5
Six months ended 04/30/17	9.86	(0.01)	0.27	0.26	—	(0.01)	(0.01)	10.11	2.59	506	1.14	(d)	1.17	(d)	1.14	(d)	1.17	(d)	(0.18	)(d)	45
Year ended 10/31/16	11.97	(0.00)	(0.76)	(0.76)	(1.35)	—	(1.35)	9.86	(7.15)	493	1.36		1.45		1.36		1.45		(0.01)		168
Year ended 10/31/15	10.72	(0.17)	1.42	1.25	—	—	—	11.97	11.66	599	3.44	(e)	4.28	(e)	1.35		2.19		(1.60)		175
Year ended 10/31/14(f)	10.00	(0.25)	0.97	0.72	—	—	—	10.72	7.20	648	4.28	(e)(g)	7.00	(e)(g)	1.35	(g)	4.07	(g)	(2.78	)(g)	105
Class R6
Six months ended 04/30/17	9.85	(0.01)	0.28	0.27	—	(0.01)	(0.01)	10.11	2.70	69,618	1.14	(d)	1.17	(d)	1.14	(d)	1.17	(d)	(0.18	)(d)	45
Year ended 10/31/16	11.97	(0.00)	(0.77)	(0.77)	(1.35)	—	(1.35)	9.85	(7.24)	73,442	1.36		1.44		1.36		1.44		(0.01)		168
Year ended 10/31/15	10.72	(0.17)	1.42	1.25	—	—	—	11.97	11.66	745	3.44	(e)	4.28	(e)	1.35		2.19		(1.60)		175
Year ended 10/31/14(f)	10.00	(0.25)	0.97	0.72	—	—	—	10.72	7.20	584	4.28	(e)(g)	6.99	(e)(g)	1.35	(g)	4.06	(g)	(2.78	)(g)	105

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $35,413, $9,247, $114, $45,061, $516 and $72,963 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratio of interest expense and dividends on short sales to average net assets for the years ended October 31, 2015 and October 31, 2014 were 2.09% and 2.93%, respectively.
(f)	Commencement date of December 17, 2013.
(g)	Annualized.

22                         Invesco All Cap Market Neutral Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,025.10	$7.28	$1,017.60	$7.25	1.45%
C	1,000.00	1,022.50	11.03	1,013.88	10.99	2.20
R	1,000.00	1,024.20	8.53	1,016.36	8.50	1.70
Y	1,000.00	1,027.00	6.03	1,018.84	6.01	1.20
R5	1,000.00	1,026.90	5.73	1,019.14	5.71	1.14
R6	1,000.00	1,027.00	5.73	1,019.14	5.71	1.14

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.37%, 2.12%, 1.62%, 1.12%, 1.02% and 1.02% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.88, $10.63, $8.13, $5.63, $5.13 and $5.13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.85, $10.59, $8.10, $5.61, $5.11 and $5.11 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

23                         Invesco All Cap Market Neutral Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco All Cap Market Neutral Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	10,275,219	481,962	381,835	3,762,844
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	10,272,468	428,138	438,410	3,762,844

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

24                         Invesco All Cap Market Neutral Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                      Invesco Distributors, Inc.                                                                                    ACMN-SAR-1            06212017      1536

Semiannual Report to Shareholders	April 30, 2017

Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ∎ B: ABRBX ∎ C: ABRCX ∎ R: ABRRX ∎ Y: ABRYX ∎ R5: ABRIX ∎ R6: ALLFX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
8	Consolidated Financial Statements
10	Notes to Consolidated Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.36%
Class B Shares	3.10
Class C Shares	3.10
Class R Shares	3.22
Class Y Shares	3.61
Class R5 Shares	3.58
Class R6 Shares	3.57
S&P 500 Index▼ (Broad Market Index)	13.32
Custom Invesco Balanced-Risk Allocation Style Index∎ (Style-Specific Index)	6.86
Lipper Alternative Global Macro Funds Index◆ (Peer Group Index)	4.85
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Balanced-Risk Allocation Style Index consists of 60% MSCI World Index and 40% Bloomberg Barclays U.S. Aggregate Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Bloomberg Barclays U.S. Aggregate Index.

    The Lipper Alternative Global Macro Funds Index is an unmanaged index considered representative of alternative global macro funds tracked by Lipper.

    The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The JP Morgan GBI Global (Traded) Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, the United Kingdom, Denmark, the Netherlands and the United States.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	6.80%
5 Years	2.92
1 Year	2.73

Class B Shares
Inception (6/2/09)	6.76%
5 Years	3.02
1 Year	2.95

Class C Shares
Inception(6/2/09)	6.76%
5 Years	3.31
1 Year	6.95

Class R Shares
Inception (6/2/09)	7.28%
5 Years	3.81
1 Year	8.46

Class Y Shares
Inception (6/2/09)	7.84%
5 Years	4.36
1 Year	9.03

Class R5 Shares
Inception (6/2/09)	7.86%
5 Years	4.39
1 Year	9.09

Class R6 Shares
Inception	7.79%
5 Years	4.43
1 Year	9.08

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	6.83%
5 Years	2.95
1 Year	5.40

Class B Shares
Inception (6/2/09)	6.78%
5 Years	3.05
1 Year	5.62

Class C Shares
Inception (6/2/09)	6.78%
5 Years	3.35
1 Year	9.62

Class R Shares
Inception (6/2/09)	7.31%
5 Years	3.87
1 Year	11.19

Class Y Shares
Inception (6/2/09)	7.86%
5 Years	4.38
1 Year	11.81

Class R5 Shares
Inception (6/2/09)	7.88%
5 Years	4.41
1 Year	11.78

Class R6 Shares
Inception	7.83%
5 Years	4.48
1 Year	11.96

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.28%, 2.03%, 2.03%, 1.53%, 1.03%, 0.97% and 0.90%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.35%, 2.10%, 2.10%, 1.60%, 1.10%, 1.04% and 0.97%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–38.07%
U.S. Treasury Bills–12.42%(a)
U.S. Treasury Bills	0.61%	06/08/2017	$35,150,000	$35,124,953
U.S. Treasury Bills	0.64%	06/15/2017	65,830,000	65,776,507
U.S. Treasury Bills	0.47%	06/22/2017	339,000,000	338,659,644
U.S. Treasury Bills	0.62%	07/06/2017	37,600,000	37,548,984
U.S. Treasury Bills	0.60%	07/27/2017	64,900,000	64,776,865
U.S. Treasury Bills	0.57%	08/17/2017	100,000,000	99,761,472
				641,648,425

U.S. Treasury Notes–25.65%
U.S. Treasury Floating Rate Notes(b)	1.09%	01/31/2018	541,980,000	543,086,723
U.S. Treasury Floating Rate Notes(b)	1.01%	04/30/2018	479,266,000	480,131,554
U.S. Treasury Floating Rate Notes(b)	1.00%	07/31/2018	301,420,000	302,061,145
				1,325,279,422
Total U.S. Treasury Securities (Cost $1,964,535,346)				1,966,927,847

		Expiration Date
Commodity-Linked Securities–3.06%
Canadian Imperial Bank of Commerce, Commodity-Linked EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2)(c)		08/22/2017	83,500,000	66,292,110
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 04 Excess Return Index)(c)		08/15/2017	107,350,000	91,615,755
Total Commodity-Linked Securities (Cost $190,850,000)				157,907,865

			Shares
Money Market Funds–52.69%
Government & Agency Portfolio–Institutional Class, 0.67%(d)			884,526,964	884,526,964
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class, 1.00%(d)			247,795,141	247,795,141
Treasury Obligations Portfolio–Institutional Class, 0.58%(d)			1,000,000,000	1,000,000,000
Treasury Portfolio–Institutional Class, 0.63%(d)			589,684,643	589,684,643
Total Money Market Funds (Cost $2,722,006,748)				2,722,006,748
TOTAL INVESTMENTS–93.82% (Cost $4,877,392,094)				4,846,842,460
OTHER ASSETS LESS LIABILITIES–6.18%				319,242,332
NET ASSETS–100.00%				$5,166,084,792

Open Futures Contracts(e)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	1,570	November-2017	$83,084,400	$(1,716,278)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,750	June-2017	113,785,350	(12,893,764)
Heating Oil	Long	635	June-2017	40,197,024	(3,766,051)
Natural Gas	Long	180	December-2017	6,408,000	136,498
Silver	Long	1,740	July-2017	150,179,400	(7,958,821)
WTI Crude	Long	1,300	October-2017	65,377,000	(1,927,500)
Subtotal — Commodity Risk					(28,125,916)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(e)–(continued)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	10,800	June-2017	$412,696,555	$20,192,312
E-Mini S&P 500 Index	Long	2,870	June-2017	341,601,750	2,658,382
FTSE 100 Index	Long	4,280	June-2017	397,188,623	(6,420,039)
Hang Seng Index	Long	2,000	May-2017	315,759,025	3,854,538
Russell 2000 Index Mini	Long	4,000	June-2017	279,680,000	7,005,923
Tokyo Stock Price Index	Long	3,230	June-2017	443,319,130	(3,037,006)
Subtotal — Equity Risk					24,254,110

Australia 10 Year Bonds	Long	10,540	June-2017	1,023,857,634	27,480,276
Canada 10 Year Bonds	Long	8,640	June-2017	883,271,728	19,892,740
Euro Bonds	Long	2,670	June-2017	470,525,967	(176,848)
Japan 10 Year Bonds	Long	112	June-2017	151,731,240	702,830
Long Gilt	Long	4,145	June-2017	688,630,835	13,134,814
U.S. Treasury Long Bonds	Long	2,750	June-2017	420,664,063	7,867,890
Subtotal — Interest Rate Risk					68,901,702
Total Futures Contracts					$65,029,896

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1719 Excess Return Index	0.45%	340,000	July-2017	$92,359,028	$(930,274)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	171,500	October-2017	78,066,097	2,262,925
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	0.55	355,000	July-2017	34,976,091	(204,054)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index	0.30	1,415,000	April-2018	103,170,905	(236,447)
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	128,000	July-2017	109,680,934	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	69,700	January-2018	62,001,656	0
Goldman Sachs International	Receive	Goldman Sachs Alpha Basket B823 Excess Return Strategy	0.40	1,075,000	July-2017	91,404,756	(84,183)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	719,000	October-2017	75,448,768	(543,420)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	250,000	April-2018	49,453,725	(701,650)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	925,000	December-2017	49,274,658	(1,258,000)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	573,000	June-2017	93,554,570	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	1,215,000	August-2017	62,911,777	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	151,000	September-2017	16,193,331	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	689,000	October-2017	72,026,957	37,344
Subtotal — Commodity Risk							(1,657,759)
Goldman Sachs International	Receive	Hang Seng Index Futures	—	655	May-2017	103,411,081	1,279,085
Subtotal — Equity Risk							1,279,085
Total Swap Agreements							$(378,674)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Allocation Fund

Investment Abbreviations:

EMTN	– Euro Medium Term Notes

Index Information:

Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index

– a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

RBC Enhanced Agricultural Basket 04 Excess Return Index	– a commodity index composed of futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
Barclays Commodity Strategy 1719 Excess Return Index	– a commodity index that provides exposure to futures contracts on Copper.
Barclays Commodity Strategy 1452 Excess Return Index	– a commodity index that provides exposure to futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
Monthly Rebalance Commodity Excess Return Index	– a commodity index composed of futures contracts on Cocoa, Coffee ‘C’, Corn, Cotton No.2, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar No.11 and Wheat.
Single Commodity Index Excess Return	– a commodity index that provides exposure to futures contracts on Gold.
Goldman Sachs Alpha Basket B823 Excess Return Strategy

– a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $157,907,865, which represented 3.06% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	Futures contracts collateralized by $273,220,000 cash held by Merrill Lynch, the futures commission merchant.

Target Risk Allocation and Notional Asset Weights as of 04/30/2017

By asset class

Asset Class	Target Risk Allocation*	Notional Asset Weights**
Equities	44.51%	43.28%
Fixed Income	21.67	69.33
Commodities	33.82	35.02
Total	100.00	147.63

*	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
**	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Allocations. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $2,155,385,346)	$2,124,835,712
Investments in affiliated money market funds, at value and cost	2,722,006,748
Total investments, at value (Cost $4,877,392,094)	4,846,842,460
Cash	27,216
Receivable for:
Deposits with brokers for open futures contracts and swap agreements	329,038,093
Fund shares sold	7,286,409
Dividends and interest	4,942,121
Swaps receivable — OTC	3,415,401
Investment for trustee deferred compensation and retirement plans	600,206
Unrealized appreciation on swap agreements — OTC	3,579,354
Other assets	155,423
Total assets	5,195,886,683

Liabilities:
Payable for:
Fund shares reacquired	16,488,906
Swaps payable — OTC	1,677,071
Variation margin — futures	3,961,406
Accrued fees to affiliates	2,558,265
Accrued trustees’ and officers’ fees and benefits	8,994
Accrued other operating expenses	450,278
Trustee deferred compensation and retirement plans	698,943
Unrealized depreciation on swap agreements — OTC	3,958,028
Total liabilities	29,801,891
Net assets applicable to shares outstanding	$5,166,084,792

Net assets consist of:
Shares of beneficial interest	$5,036,167,576
Undistributed net investment income (loss)	(28,601,388)
Undistributed net realized gain	124,417,016
Net unrealized appreciation	34,101,588
$5,166,084,792

Net Assets:
Class A	$1,451,242,317
Class B	$6,697,308
Class C	$1,160,745,614
Class R	$26,400,912
Class Y	$2,120,248,504
Class R5	$118,720,064
Class R6	$282,030,073

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	134,133,717
Class B	642,396
Class C	111,335,970
Class R	2,473,820
Class Y	193,693,791
Class R5	10,844,743
Class R6	25,750,473
Class A:
Net asset value per share	$10.82
Maximum offering price per share
(Net asset value of $10.82 ÷ 94.50%)	$11.45
Class B:
Net asset value and offering price per share	$10.43
Class C:
Net asset value and offering price per share	$10.43
Class R:
Net asset value and offering price per share	$10.67
Class Y:
Net asset value and offering price per share	$10.95
Class R5:
Net asset value and offering price per share	$10.95
Class R6:
Net asset value and offering price per share	$10.95

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Interest	$7,665,026
Dividends from affiliated money market funds	5,899,431
Total investment income	13,564,457

Expenses:
Advisory fees	22,596,431
Administrative services fees	316,026
Distribution fees:
Class A	2,115,204
Class B	38,037
Class C	6,028,486
Class R	66,294
Transfer agent fees — A, B, C, R and Y	2,845,341
Transfer agent fees — R5	52,743
Transfer agent fees — R6	4,286
Trustees’ and officers’ fees and benefits	43,204
Registration and filing fees	116,823
Reports to shareholders	380,923
Other	(81,094)
Total expenses	34,522,704
Less: Fees waived and expense offset arrangement(s)	(1,481,333)
Net expenses	33,041,371
Net investment income (loss)	(19,476,914)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(2,902,369)
Foreign currencies	(1,410,152)
Futures contracts	37,436,577
Swap agreements	28,057,645
61,181,701
Change in net unrealized appreciation (depreciation) of:
Investment securities	(21,278,980)
Futures contracts	160,129,431
Swap agreements	(7,120,451)
131,730,000
Net realized and unrealized gain	192,911,701
Net increase in net assets resulting from operations	$173,434,787

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(19,476,914)	$(54,791,123)
Net realized gain	61,181,701	591,803,421
Change in net unrealized appreciation (depreciation)	131,730,000	(188,727,657)
Net increase in net assets resulting from operations	173,434,787	348,284,641

Distributions to shareholders from net investment income:
Class A	(66,255,736)	(57,902,283)
Class B	(237,993)	(224,978)
Class C	(36,855,169)	(26,864,376)
Class R	(922,264)	(541,614)
Class Y	(66,982,783)	(65,220,904)
Class R5	(5,634,379)	(4,519,268)
Class R6	(11,414,824)	(12,605,397)
Total distributions from net investment income	(188,303,148)	(167,878,820)

Distributions to shareholders from net realized gains:
Class A	(74,624,423)	(83,448,580)
Class B	(342,193)	(487,027)
Class C	(52,991,447)	(58,155,269)
Class R	(1,119,513)	(878,445)
Class Y	(70,271,304)	(84,286,403)
Class R5	(5,814,960)	(5,762,170)
Class R6	(11,561,935)	(15,388,645)
Total distributions from net realized gains	(216,725,775)	(248,406,539)

Share transactions–net:
Class A	(331,373,639)	(494,455,959)
Class B	(1,438,980)	(4,653,827)
Class C	(63,694,514)	(302,047,491)
Class R	235,653	1,391,792
Class Y	440,062,031	(804,827,082)
Class R5	(19,378,157)	(13,958,529)
Class R6	7,767,192	(120,976,238)
Net increase (decrease) in net assets resulting from share transactions	32,179,586	(1,739,527,334)
Net increase (decrease) in net assets	(199,414,550)	(1,807,528,052)

Net assets:
Beginning of period	5,365,499,342	7,173,027,394
End of period (includes undistributed net investment income (loss) of $(28,601,388) and $179,178,674, respectively)	$5,166,084,792	$5,365,499,342

Notes to Consolidated Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

10                         Invesco Balanced-Risk Allocation Fund

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

11                         Invesco Balanced-Risk Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial

12                         Invesco Balanced-Risk Allocation Fund

indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or

13                         Invesco Balanced-Risk Allocation Fund

“swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

N.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
O.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.95%
Next $250 million	0.925%
Next $500 million	0.90%
Next $1.5 billion	0.875%
Next $2.5 billion	0.85%
Next $2.5 billion	0.825%
Next $2.5 billion	0.80%
Over $10 billion	0.775%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.87%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver

14                         Invesco Balanced-Risk Allocation Fund

agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $1,469,779.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $170,639 in front-end sales commissions from the sale of Class A shares and $1,140, $5 and $31,245 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$1,966,927,847	$—	$1,966,927,847
Commodity-Linked Securities	—	157,907,865	—	157,907,865
Money Market Funds	2,722,006,748	—	—	2,722,006,748
	2,722,006,748	2,124,835,712	—	4,846,842,460
Futures Contracts*	65,029,896	—	—	65,029,896
Swap Agreements*	—	(378,674)	—	(378,674)
Total Investments	$2,787,036,644	$2,124,457,038	$—	$4,911,493,682

*	Unrealized appreciation (depreciation).

15                         Invesco Balanced-Risk Allocation Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$136,498	$33,711,155	$69,078,550	$102,926,203
Unrealized appreciation on swap agreements — OTC	2,300,269	1,279,085	—	3,579,354
Total Derivative Assets	$2,436,767	$34,990,240	$69,078,550	$106,505,557
Derivatives not subject to master netting agreements	(136,498)	(33,711,155)	(69,078,550)	(102,926,203)
Total Derivative Assets subject to master netting agreements	$2,300,269	$1,279,085	$—	$3,579,354

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(28,262,414)	$(9,457,045)	$(176,848)	$(37,896,307)
Unrealized depreciation on swap agreements — OTC	(3,958,028)	—	—	(3,958,028)
Total Derivative Liabilities	$(32,220,442)	$(9,457,045)	$(176,848)	$(41,854,335)
Derivatives not subject to master netting agreements	28,262,414	9,457,045	176,848	37,896,307
Total Derivative Liabilities subject to master netting agreements	$(3,958,028)	$—	$—	$(3,958,028)

(a)	Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements		Non-Cash	Cash	Net Amount(a)
Parent
Goldman Sachs International	$1,279,085	$—	$1,279,085	$—	$—	$1,279,085

Subsidiary
Barclays Bank PLC	2,262,925	(952,408)	1,310,517	—	—	1,310,517
Canadian Imperial Bank of Commerce	26,040	(511,654)	(485,614)	—	485,614	—
Cargill, Inc.	835,947	(1,084,258)	(248,311)	—	248,311	—
Goldman Sachs International	16,364	(138,625)	(122,261)	—	122,261	—
J.P. Morgan Chase Bank, N.A.	640	(1,248,090)	(1,247,450)	—	1,247,450	—
Macquarie Bank Ltd.	—	(1,259,620)	(1,259,620)	—	1,259,620	—
Merrill Lynch International	2,533,717	(428,560)	2,105,157	—	—	2,105,157
Morgan Stanley Capital Services LLC	40,037	(11,884)	28,153	—	(28,153)	—
Subtotal — Subsidiary	5,715,670	(5,635,099)	80,571	—	3,335,103	3,415,674
Total	$6,994,755	$(5,635,099)	$1,359,656	$—	$3,335,103	$4,694,759

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

16                         Invesco Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(16,791,444)	$225,819,496	$(171,591,475)	$37,436,577
Swap agreements	26,790,013	2,173,077	(905,445)	28,057,645
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(4,367,541)	6,420,253	158,076,719	160,129,431
Swap agreements	(10,332,314)	2,942,414	269,449	(7,120,451)
Total	$(4,701,286)	$237,355,240	$(14,150,752)	$218,503,202

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$5,809,160,236	$950,616,642

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,554.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

17                         Invesco Balanced-Risk Allocation Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $0 and $72,037,582, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,614,665
Aggregate unrealized (depreciation) of investment securities	(33,222,573)
Net unrealized appreciation (depreciation) of investment securities	$(30,607,908)

Cost of investments for tax purposes is $4,877,450,368.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	12,490,400	$134,994,117	22,578,985	$245,970,130
Class B	11,138	116,279	23,520	246,424
Class C	5,640,530	58,580,683	9,157,449	95,744,113
Class R	394,326	4,232,911	854,075	9,171,029
Class Y	64,997,986	708,832,490	45,959,002	505,120,404
Class R5	202,924	2,221,430	713,325	7,891,295
Class R6	1,208,114	13,241,501	1,685,506	18,696,169

Issued as reinvestment of dividends:
Class A	12,977,594	136,394,523	12,003,891	123,039,883
Class B	57,085	579,412	68,184	676,382
Class C	7,791,942	79,088,219	6,816,812	67,622,773
Class R	164,218	1,702,944	117,113	1,186,352
Class Y	10,355,586	109,976,321	8,632,272	89,344,012
Class R5	1,071,434	11,378,630	972,969	10,070,231
Class R6	2,159,387	22,932,683	2,695,857	27,902,119

Automatic conversion of Class B shares to Class A shares:
Class A	119,028	1,283,352	285,285	3,100,212
Class B	(123,438)	(1,283,352)	(295,706)	(3,100,212)

Reacquired:
Class A	(55,930,162)	(604,045,631)	(80,825,479)	(866,566,184)
Class B	(81,162)	(851,319)	(238,135)	(2,476,421)
Class C	(19,334,952)	(201,363,416)	(44,870,865)	(465,414,377)
Class R	(532,920)	(5,700,202)	(833,996)	(8,965,589)
Class Y	(34,652,912)	(378,746,780)	(129,540,888)	(1,399,291,498)
Class R5	(3,057,285)	(32,978,217)	(2,976,458)	(31,920,055)
Class R6	(2,592,998)	(28,406,992)	(16,039,347)	(167,574,526)
Net increase (decrease) in share activity	3,335,863	$32,179,586	(163,056,629)	$(1,739,527,334)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco Balanced-Risk Allocation Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$11.34	$(0.04)	$0.40	$0.36	$(0.42)	$(0.46)	$(0.88)	$10.82	3.36%	$1,451,242	1.21	%(d)	1.27	%(d)	(0.69	)%(d)	0%
Year ended 10/31/16	11.27	(0.10)	0.88	0.78	(0.29)	(0.42)	(0.71)	11.34	7.59	1,864,271	1.20		1.27		(0.89)		96
Year ended 10/31/15	12.36	(0.14)	(0.05)	(0.19)	(0.24)	(0.66)	(0.90)	11.27	(1.64)	2,371,657	1.21		1.26		(1.16)		10
Year ended 10/31/14	12.88	(0.14)	0.53	0.39	—	(0.91)	(0.91)	12.36	3.52	2,938,957	1.20		1.24		(1.16)		72
Year ended 10/31/13	12.88	(0.14)	0.78	0.64	(0.29)	(0.35)	(0.64)	12.88	5.15	4,229,859	1.14		1.21		(1.07)		0
Year ended 10/31/12	12.01	(0.13)	1.46	1.33	(0.34)	(0.12)	(0.46)	12.88	11.39	3,600,577	1.10		1.22		(1.00)		282
Class B
Six months ended 04/30/17	10.90	(0.07)	0.39	0.32	(0.33)	(0.46)	(0.79)	10.43	3.10	6,697	1.96	(d)	2.02	(d)	(1.44	)(d)	0
Year ended 10/31/16	10.85	(0.17)	0.83	0.66	(0.19)	(0.42)	(0.61)	10.90	6.67	8,491	1.95		2.02		(1.64)		96
Year ended 10/31/15	11.92	(0.22)	(0.05)	(0.27)	(0.14)	(0.66)	(0.80)	10.85	(2.40)	13,242	1.96		2.01		(1.91)		10
Year ended 10/31/14	12.53	(0.23)	0.53	0.30	—	(0.91)	(0.91)	11.92	2.85	20,853	1.95		1.99		(1.91)		72
Year ended 10/31/13	12.59	(0.22)	0.75	0.53	(0.24)	(0.35)	(0.59)	12.53	4.34	31,381	1.89		1.96		(1.82)		0
Year ended 10/31/12	11.81	(0.21)	1.42	1.21	(0.31)	(0.12)	(0.43)	12.59	10.52	32,246	1.85		1.97		(1.75)		282
Class C
Six months ended 04/30/17	10.90	(0.07)	0.39	0.32	(0.33)	(0.46)	(0.79)	10.43	3.10	1,160,746	1.96	(d)	2.02	(d)	(1.44	)(d)	0
Year ended 10/31/16	10.85	(0.17)	0.83	0.66	(0.19)	(0.42)	(0.61)	10.90	6.67	1,278,218	1.95		2.02		(1.64)		96
Year ended 10/31/15	11.91	(0.22)	(0.04)	(0.26)	(0.14)	(0.66)	(0.80)	10.85	(2.32)	1,584,982	1.96		2.01		(1.91)		10
Year ended 10/31/14	12.53	(0.23)	0.52	0.29	—	(0.91)	(0.91)	11.91	2.77	1,930,318	1.95		1.99		(1.91)		72
Year ended 10/31/13	12.59	(0.22)	0.75	0.53	(0.24)	(0.35)	(0.59)	12.53	4.34	2,550,094	1.89		1.96		(1.82)		0
Year ended 10/31/12	11.80	(0.21)	1.43	1.22	(0.31)	(0.12)	(0.43)	12.59	10.61	1,898,066	1.85		1.97		(1.75)		282
Class R
Six months ended 04/30/17	11.18	(0.05)	0.39	0.34	(0.38)	(0.47)	(0.85)	10.67	3.22	26,401	1.46	(d)	1.52	(d)	(0.94	)(d)	0
Year ended 10/31/16	11.12	(0.12)	0.86	0.74	(0.26)	(0.42)	(0.68)	11.18	7.26	27,359	1.45		1.52		(1.14)		96
Year ended 10/31/15	12.20	(0.16)	(0.05)	(0.21)	(0.21)	(0.66)	(0.87)	11.12	(1.86)	25,690	1.46		1.51		(1.41)		10
Year ended 10/31/14	12.75	(0.17)	0.53	0.36	—	(0.91)	(0.91)	12.20	3.30	28,166	1.45		1.49		(1.41)		72
Year ended 10/31/13	12.77	(0.17)	0.77	0.60	(0.27)	(0.35)	(0.62)	12.75	4.89	29,964	1.39		1.46		(1.32)		0
Year ended 10/31/12	11.93	(0.15)	1.44	1.29	(0.33)	(0.12)	(0.45)	12.77	11.12	15,605	1.35		1.47		(1.25)		282
Class Y
Six months ended 04/30/17	11.47	(0.02)	0.40	0.38	(0.44)	(0.46)	(0.90)	10.95	3.61	2,120,249	0.96	(d)	1.02	(d)	(0.44	)(d)	0
Year ended 10/31/16	11.41	(0.07)	0.87	0.80	(0.32)	(0.42)	(0.74)	11.47	7.75	1,755,257	0.95		1.02		(0.64)		96
Year ended 10/31/15	12.51	(0.11)	(0.05)	(0.16)	(0.28)	(0.66)	(0.94)	11.41	(1.40)	2,600,015	0.96		1.01		(0.91)		10
Year ended 10/31/14	12.99	(0.11)	0.54	0.43	—	(0.91)	(0.91)	12.51	3.81	3,699,738	0.95		0.99		(0.91)		72
Year ended 10/31/13	12.97	(0.10)	0.78	0.68	(0.31)	(0.35)	(0.66)	12.99	5.42	4,846,950	0.89		0.96		(0.82)		0
Year ended 10/31/12	12.07	(0.10)	1.47	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	3,901,165	0.85		0.97		(0.75)		282
Class R5
Six months ended 04/30/17	11.48	(0.02)	0.40	0.38	(0.45)	(0.46)	(0.91)	10.95	3.58	118,720	0.92	(d)	0.98	(d)	(0.40	)(d)	0
Year ended 10/31/16	11.41	(0.06)	0.88	0.82	(0.33)	(0.42)	(0.75)	11.48	7.88	144,960	0.89		0.96		(0.58)		96
Year ended 10/31/15	12.51	(0.10)	(0.06)	(0.16)	(0.28)	(0.66)	(0.94)	11.41	(1.39)	158,826	0.93		0.98		(0.88)		10
Year ended 10/31/14	12.99	(0.11)	0.54	0.43	—	(0.91)	(0.91)	12.51	3.81	186,943	0.93		0.97		(0.89)		72
Year ended 10/31/13	12.97	(0.10)	0.78	0.68	(0.31)	(0.35)	(0.66)	12.99	5.45	206,573	0.86		0.93		(0.79)		0
Year ended 10/31/12	12.07	(0.08)	1.45	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	164,371	0.79		0.90		(0.69)		282
Class R6
Six months ended 04/30/17	11.49	(0.02)	0.40	0.38	(0.46)	(0.46)	(0.92)	10.95	3.57	282,030	0.84	(d)	0.90	(d)	(0.32	)(d)	0
Year ended 10/31/16	11.43	(0.06)	0.88	0.82	(0.34)	(0.42)	(0.76)	11.49	7.93	286,944	0.82		0.89		(0.51)		96
Year ended 10/31/15	12.53	(0.09)	(0.05)	(0.14)	(0.30)	(0.66)	(0.96)	11.43	(1.27)	418,615	0.83		0.88		(0.78)		10
Year ended 10/31/14	12.99	(0.10)	0.55	0.45	—	(0.91)	(0.91)	12.53	3.97	480,626	0.83		0.87		(0.79)		72
Year ended 10/31/13	12.97	(0.09)	0.77	0.68	(0.31)	(0.35)	(0.66)	12.99	5.48	521,099	0.79		0.86		(0.72)		0
Year ended 10/31/12(e)	13.13	(0.01)	(0.15)	(0.16)	—	—	—	12.97	(3.14)	554,557	0.76	(f)	0.85	(f)	(0.66	)(f)	282

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,706,187, $7,671, $1,215,689, $26,738, $1,864,948, $133,451 and $288,333 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

19                         Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016, through April 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,033.60	$6.10	$1,018.79	$6.06	1.21%
B	1,000.00	1,031.00	9.87	1,015.08	9.79	1.96
C	1,000.00	1,031.00	9.87	1,015.08	9.79	1.96
R	1,000.00	1,032.20	7.36	1,017.55	7.30	1.46
Y	1,000.00	1,036.10	4.85	1,020.03	4.81	0.96
R5	1,000.00	1,035.80	4.64	1,020.23	4.61	0.92
R6	1,000.00	1,035.70	4.24	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Balanced-Risk Allocation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Allocation Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	187,714,130	11,185,668	9,531,673	67,436,418
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	193,050,825	6,358,068	9,041,168	67,417,828
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	190,725,683	8,102,750	9,605,797	67,433,659

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

21                         Invesco Balanced-Risk Allocation Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                      Invesco Distributors, Inc.                                                                                      IBRA-SAR-1            06132017      1010

Semiannual Report to Shareholders	April 30, 2017

Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ∎ B: BRCBX ∎ C: BRCCX ∎ R: BRCRX ∎ Y: BRCYX ∎ R5: BRCNX ∎ R6: IBRFX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
8	Consolidated Financial Statements
10	Notes to Consolidated Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.53%
Class B Shares	-2.83
Class C Shares	-2.84
Class R Shares	-2.53
Class Y Shares	-2.30
Class R5 Shares	-2.27
Class R6 Shares	-2.20
Bloomberg Commodity Index▼ (Broad Market/Style-Specific Index)	-0.76
Source(s): ▼Bloomberg L.P.

The Bloomberg Commodity Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Balanced-Risk Commodity Strategy Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-6.76%
5 Years	-10.41
1 Year	-8.04

Class B Shares
Inception (11/30/10)	-6.59%
5 Years	-10.38
1 Year	-8.00

Class C Shares
Inception (11/30/10)	-6.62%
5 Years	-10.06
1 Year	-4.22

Class R Shares
Inception (11/30/10)	-6.12%
5 Years	-9.61
1 Year	-2.82

Class Y Shares
Inception (11/30/10)	-5.64%
5 Years	-9.15
1 Year	-2.30

Class R5 Shares
Inception (11/30/10)	-5.59%
5 Years	-9.09
1 Year	-2.27

Class R6 Shares
Inception	-5.67%
5 Years	-9.07
1 Year	-2.20

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-6.48%
5 Years	-10.00
1 Year	3.34

Class B Shares
Inception (11/30/10)	-6.30%
5 Years	-9.96
1 Year	3.56

Class C Shares
Inception (11/30/10)	-6.35%
5 Years	-9.65
1 Year	7.41

Class R Shares
Inception (11/30/10)	-5.83%
5 Years	-9.19
1 Year	9.09

Class Y Shares
Inception (11/30/10)	-5.35%
5 Years	-8.73
1 Year	9.52

Class R5 Shares
Inception (11/30/10)	-5.31%
5 Years	-8.65
1 Year	9.69

Class R6 Shares
Inception	-5.38%
5 Years	-8.66
1 Year	9.75

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.56%, 2.31%, 2.31%, 1.81%, 1.31%, 1.22% and 1.12%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.64%, 2.39%, 2.39%, 1.89%, 1.39%, 1.30% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Balanced-Risk Commodity Strategy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–40.76%
U.S. Treasury Bills–20.25%(a)
U.S. Treasury Bills(b)	0.61%	06/08/2017	$11,960,000	$11,951,477
U.S. Treasury Bills	0.64%	06/15/2017	26,870,000	26,848,166
U.S. Treasury Bills	0.47%	06/22/2017	29,000,000	28,970,884
U.S. Treasury Bills(b)	0.63%	07/06/2017	5,400,000	5,392,673
U.S. Treasury Bills(b)	0.78%	07/06/2017	7,280,000	7,270,122
U.S. Treasury Bills(b)	0.79%	07/06/2017	13,360,000	13,341,873
U.S. Treasury Bills	0.60%	07/27/2017	10,550,000	10,529,984
U.S. Treasury Bills(b)	0.57%	08/17/2017	68,440,000	68,276,752
U.S. Treasury Bills(b)	0.77%	08/17/2017	6,250,000	6,235,092
				178,817,023

U.S. Treasury Notes–20.51%(c)
U.S. Treasury Floating Rate Notes	1.09%	01/31/2018	71,290,000	71,435,574
U.S. Treasury Floating Rate Notes	1.01%	04/30/2018	59,190,000	59,296,897
U.S. Treasury Floating Rate Notes	1.00%	07/31/2018	50,360,000	50,467,120
				181,199,591
Total U.S. Treasury Securities (Cost $359,719,564)				360,016,614

		Expiration Date
Commodity-Linked Securities–4.96%
Barclays PLC (United Kingdom), U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(d)		06/12/2017	20,250,000	24,007,530
International Bank for Reconstruction and Development (The), 6 month USD LIBOR rate minus 0.60% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 2)(d)		04/26/2018	20,000,000	19,813,120
Total Commodity-Linked Securities (Cost $40,250,000)				43,820,650

			Shares
Exchange Traded Funds–1.08%
PowerShares DB Gold Fund (Cost $13,033,743)(e)			235,000	9,545,700

Money Market Funds–46.88%
Government & Agency Portfolio–Institutional Class, 0.67%,(f)			217,219,790	217,219,790
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class, 1.00%,(f)			52,096,395	52,096,395
Treasury Portfolio–Institutional Class, 0.63%,(f)			144,813,194	144,813,194
Total Money Market Funds (Cost $414,129,379)				414,129,379
TOTAL INVESTMENTS–93.68% (Cost $827,132,686)				827,512,343
OTHER ASSETS LESS LIABILITIES–6.32%				55,848,457
NET ASSETS–100.00%				$883,360,800

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Cocoa	Long	30	July-2017	$552,300	$(27,978)
Coffee C	Long	354	July-2017	17,708,850	(1,149,686)
Corn	Long	858	July-2017	15,722,850	(563,400)
Cotton No. 2	Long	1,174	December-2017	43,801,940	353,321
Lean Hogs	Short	23	December-2017	(567,640)	(12,020)
LME Zinc	Long	178	June-2017	11,660,113	(707,158)
Natural Gas	Long	675	December-2017	6,007,500	137,430
NYH RBOB Gasoline (Globex)	Long	770	June-2017	50,065,554	(5,239,396)
Soybeans	Long	953	July-2017	45,565,313	(2,502,153)
Wheat	Long	483	July-2017	10,438,838	(600,666)
Total Futures Contracts — Commodity Risk					$(10,311,706)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37%	105,700	January–2018	$24,288,444	$(1,995,320)
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	49,000	January–2018	6,537,046	477,936
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	46,700	June–2017	13,298,026	(103,492)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	95,500	March–2018	23,871,323	(1,632,086)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	72,500	April–2018	5,286,142	(12,115)
Canadian Imperial Bank of Commerce	Receive	CIBC Silver Index	0.11	143,300	February–2018	15,129,428	(880,736)
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	696,000	October–2017	28,324,339	668,160
Goldman Sachs International	Receive	Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index	0.37	167,800	March–2018	41,781,227	(1,250,110)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.30	57,100	January–2018	62,170,366	852,503
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	65,500	April–2018	12,956,876	(183,832)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	618,500	October–2017	64,902,730	(467,462)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	344,300	May–2017	71,439,220	(1,606,056)
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	104,400	January–2018	23,379,273	(274,081)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	319,700	June–2017	52,197,899	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	750,500	September–2017	80,484,070	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	150,250	May–2017	83,630,112	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	626,500	August–2017	32,439,694	0
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	89,700	April–2018	13,198,270	(53,103)
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	126,700	March–2018	32,021,233	0
Total Swap Agreements — Commodity Risk							$(6,459,794)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Commodity Strategy Fund

Index Information:

Barclays Diversified Energy-Metals Total Return Index

– a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $43,820,650, which represented 4.96% of the Fund’s Net Assets.
(e)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2017 represented 1.08% of the Fund’s Net Assets. See Note 5.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Target Risk Allocation and Notional Asset Weights

By asset class, based on Net Assets as of April 30, 2017

Asset Class	Risk Allocation*	% of Net Assets as of 04/30/17**
Agriculture	29.11%	38.05%
Energy	29.33	28.45
Industrial Metals	18.16	23.34
Precious Metals	23.40	28.36
Total	100.00	118.20

*	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
**	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Allocations. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $399,969,564)	$403,837,264
Investments in affiliates, at value (Cost $427,163,122)	423,675,079
Total investments, at value (Cost $827,132,686)	827,512,343
Receivable for:
Deposits with brokers for open swap agreements	63,779,000
Fund shares sold	2,949,573
Dividends and interest	638,411
Swaps receivable — OTC	1,397,258
Investment for trustee deferred compensation and retirement plans	71,515
Unrealized appreciation on swap agreements — OTC	1,998,599
Other assets	75,483
Total assets	898,422,182

Liabilities:
Payable for:
Fund shares reacquired	1,064,251
Dividends	32
Swaps payable — OTC	3,924,289
Variation margin — futures	1,050,591
Accrued fees to affiliates	335,584
Accrued trustees’ and officers’ fees and benefits	3,117
Accrued other operating expenses	92,231
Trustee deferred compensation and retirement plans	132,894
Unrealized depreciation on swap agreements — OTC	8,458,393
Total liabilities	15,061,382
Net assets applicable to shares outstanding	$883,360,800

Net assets consist of:
Shares of beneficial interest	$949,850,634
Undistributed net investment income	7,106,897
Undistributed net realized gain (loss)	(57,204,888)
Net unrealized appreciation (depreciation)	(16,391,843)
$883,360,800

Net Assets:
Class A	$49,213,927
Class B	$89,002
Class C	$8,125,594
Class R	$1,039,595
Class Y	$622,623,606
Class R5	$194,167,031
Class R6	$8,102,045

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,567,716
Class B	14,237
Class C	1,302,392
Class R	161,630
Class Y	94,210,779
Class R5	29,298,958
Class R6	1,220,225
Class A:
Net asset value per share	$6.50
Maximum offering price per share
(Net asset value of $6.50 ÷ 94.50%)	$6.88
Class B:
Net asset value and offering price per share	$6.25
Class C:
Net asset value and offering price per share	$6.24
Class R:
Net asset value and offering price per share	$6.43
Class Y:
Net asset value and offering price per share	$6.61
Class R5:
Net asset value and offering price per share	$6.63
Class R6:
Net asset value and offering price per share	$6.64

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Interest	$1,226,445
Dividends from affiliates	1,047,419
Total investment income	2,273,864

Expenses:
Advisory fees	4,471,512
Administrative services fees	115,583
Custodian fees	9,990
Distribution fees:
Class A	58,339
Class B	649
Class C	37,587
Class R	2,146
Transfer agent fees — A, B, C, R and Y	451,905
Transfer agent fees — R5	98,569
Transfer agent fees — R6	24
Trustees’ and officers’ fees and benefits	12,254
Registration and filing fees	67,897
Reports to shareholders	97,285
Professional services fees	26,918
Other	10,710
Total expenses	5,461,368
Less: Fees waived and expense offset arrangement(s)	(269,231)
Net expenses	5,192,137
Net investment income (loss)	(2,918,273)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(2,109,802)
Futures contracts	(5,610,337)
Swap agreements	(804,948)
(8,525,087)
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,806,413
Futures contracts	(11,137,113)
Swap agreements	(2,898,793)
(11,229,493)
Net realized and unrealized gain (loss)	(19,754,580)
Net increase (decrease) in net assets resulting from operations	$(22,672,853)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(2,918,273)	$(5,571,393)
Net realized gain (loss)	(8,525,087)	26,118,397
Change in net unrealized appreciation (depreciation)	(11,229,493)	9,295,204
Net increase (decrease) in net assets resulting from operations	(22,672,853)	29,842,208

Distributions to shareholders from net investment income:
Class A	(1,091,128)	—
Class B	(3,367)	—
Class C	(160,205)	—
Class R	(18,396)	—
Class Y	(16,712,219)	—
Class R5	(5,253,994)	—
Class R6	(56,525)	—
Total distributions from net investment income	(23,295,834)	—

Share transactions–net:
Class A	10,825,444	3,941,729
Class B	(58,263)	(109,926)
Class C	2,628,302	3,261,855
Class R	312,364	395,187
Class Y	80,622,311	334,368,542
Class R5	8,107,364	(77,810,884)
Class R6	6,574,357	(106,334,147)
Net increase in net assets resulting from share transactions	109,011,879	157,712,356
Net increase in net assets	63,043,192	187,554,564

Net assets:
Beginning of period	820,317,608	632,763,044
End of period (includes undistributed net investment income of $7,106,897 and $33,321,004, respectively)	$883,360,800	$820,317,608

Notes to Consolidated Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering

10                         Invesco Balanced-Risk Commodity Strategy Fund

such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                         Invesco Balanced-Risk Commodity Strategy Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

12                         Invesco Balanced-Risk Commodity Strategy Fund

J.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

13                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.05%
Next $250 million	1.025%
Next $500 million	1.00%
Next $1.5 billion	0.975%
Next $2.5 billion	0.95%
Next $2.5 billion	0.925%
Next $2.5 billion	0.90%
Over $10 billion	0.875%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 1.02%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $268,757.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $12,977 in front-end sales commissions from the sale of Class A shares and $60, $62 and $1,456 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$360,016,614	$—	$360,016,614
Commodity-Linked Securities	—	43,820,650	—	43,820,650
Exchange Traded Funds	9,545,700	—	—	9,545,700
Money Market Funds	414,129,379	—	—	414,129,379
	423,675,079	403,837,264	—	827,512,343
Futures Contracts*	(10,311,706)	—	—	(10,311,706)
Swap Agreements*	—	(6,459,794)	—	(6,459,794)
Total Investments	$413,363,373	$397,377,470	$—	$810,740,843

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$490,751
Unrealized appreciation on swap agreements — OTC	1,998,599
Total Derivative Assets	2,489,350
Derivatives not subject to master netting agreements	(490,751)
Total Derivative Assets subject to master netting agreements	$1,998,599

Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(10,802,457)
Unrealized depreciation on swap agreements — OTC	(8,458,393)
Total Derivative Liabilities	(19,260,850)
Derivatives not subject to master netting agreements	10,802,457
Total Derivative Liabilities subject to master netting agreements	$(8,458,393)

(a)	Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

15                         Invesco Balanced-Risk Commodity Strategy Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral
	Swap	Swap	Net Value of Derivatives	(Received)/Pledged		Net
Counterparty	Agreements	Agreements		Non-Cash	Cash	Amount
Subsidiary
Barclays Bank PLC	$482,670	$(3,745,816)	$(3,263,146)	$—	$3,263,146	$—
Canadian Imperial Bank of Commerce	—	(894,672)	(894,672)	—	894,672	—
Goldman Sachs International	1,544,123	(1,309,235)	234,888	—	—	234,888
JPMorgan Chase Bank, N.A.	1,115	(654,201)	(653,086)	—	653,086	—
Macquarie Bank Ltd.	1,423	(1,884,891)	(1,883,468)	—	1,883,468	—
Merrill Lynch International	1,366,395	(3,184,360)	(1,817,965)	—	1,817,965	—
Morgan Stanley Capital Services LLC	131	(53,898)	(53,767)	—	—	(53,767)
Royal Bank of Canada	—	(655,609)	(655,609)	—	—	(655,609)
Total	$3,395,857	$(12,382,682)	$(8,986,825)	$—	$8,512,337	$(474,488)

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain (Loss):
Futures contracts	$(5,610,337)
Swap agreements	(804,948)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(11,137,113)
Swap agreements	(2,898,793)
Total	$(20,451,191)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$204,925,467	$648,546,057

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/17	Dividend Income
PowerShares DB Gold Fund	$15,900,500	$807,398	$(6,521,734)	$1,475,509	$(2,115,973)	$9,545,700	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $474.

16                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$40,438,997	$8,227,379	$48,666,376

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $807,398 and $6,521,734, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$47,695,789
Aggregate unrealized (depreciation) of investment securities	(40,650,353)
Net unrealized appreciation of investment securities	$7,045,436

Cost of investments for tax purposes is $820,466,907.

17                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,810,071	$19,070,216	3,954,842	$26,314,513
Class B	—	—	544	3,483
Class C	522,156	3,409,654	626,084	4,046,670
Class R	76,391	512,435	69,351	459,130
Class Y	49,513,958	341,388,529	86,924,324	575,119,186
Class R5	1,207,218	8,211,182	1,680,206	10,775,399
Class R6	963,766	6,748,931	1,497,079	9,823,548

Issued as reinvestment of dividends:
Class A	149,749	1,006,312	—	—
Class B	190	1,170	—	—
Class C	22,851	147,619	—	—
Class R	2,740	18,220	—	—
Class Y	1,163,388	7,934,306	—	—
Class R5	763,850	5,224,733	—	—
Class R6	8,252	56,525	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	4,570	30,896	11,168	72,498
Class B	(4,751)	(30,896)	(11,562)	(72,498)

Reacquired:
Class A	(1,371,980)	(9,281,980)	(3,328,683)	(22,445,282)
Class B	(4,334)	(28,537)	(6,604)	(40,911)
Class C	(143,513)	(928,971)	(127,332)	(784,815)
Class R	(33,117)	(218,291)	(9,717)	(63,943)
Class Y	(39,192,909)	(268,700,524)	(37,010,378)	(240,750,644)
Class R5	(770,002)	(5,328,551)	(12,695,346)	(88,586,283)
Class R6(b)	(33,990)	(231,099)	(18,888,038)	(116,157,695)
Net increase in share activity	15,654,554	$109,011,879	22,685,938	$157,712,356

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	On February 18, 2016, 18,209,594 Class R6 shares valued at $111,989,004 were redeemed by affiliated mutual funds.

18                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$6.84	$(0.03)	$(0.14)	$(0.17)	$(0.17)	$6.50	(2.53)%	$49,214	1.42	%(d)	1.48	%(d)	(0.90	)%(d)	0%
Year ended 10/31/16	6.54	(0.07)	0.37	0.30	—	6.84	4.59	40,844	1.47		1.56		(1.11)		98
Year ended 10/31/15	8.04	(0.10)	(1.40)	(1.50)	—	6.54	(18.66)	34,892	1.55		1.59		(1.47)		17
Year ended 10/31/14	9.05	(0.11)	(0.90)	(1.01)	—	8.04	(11.16)	47,339	1.30		1.57		(1.25)		21
Year ended 10/31/13	10.73	(0.11)	(1.35)	(1.46)	(0.22)	9.05	(13.89)	69,350	1.22		1.47		(1.14)		47
Year ended 10/31/12	10.42	(0.12)	0.43	0.31	—	10.73	2.97	99,577	1.22		1.46		(1.13)		152
Class B
Six months ended 04/30/17	6.58	(0.05)	(0.13)	(0.18)	(0.15)	6.25	(2.83)	89	2.17	(d)	2.23	(d)	(1.65	)(d)	0
Year ended 10/31/16	6.34	(0.12)	0.36	0.24	—	6.58	3.79	152	2.22		2.31		(1.86)		98
Year ended 10/31/15	7.85	(0.16)	(1.35)	(1.51)	—	6.34	(19.24)	258	2.30		2.34		(2.22)		17
Year ended 10/31/14	8.91	(0.17)	(0.89)	(1.06)	—	7.85	(11.90)	514	2.05		2.32		(2.00)		21
Year ended 10/31/13	10.59	(0.18)	(1.33)	(1.51)	(0.17)	8.91	(14.44)	1,096	1.97		2.22		(1.89)		47
Year ended 10/31/12	10.36	(0.20)	0.43	0.23	—	10.59	2.22	3,773	1.97		2.21		(1.88)		152
Class C
Six months ended 04/30/17	6.57	(0.05)	(0.13)	(0.18)	(0.15)	6.24	(2.84)	8,126	2.17	(d)	2.23	(d)	(1.65	)(d)	0
Year ended 10/31/16	6.33	(0.12)	0.36	0.24	—	6.57	3.79	5,915	2.22		2.31		(1.86)		98
Year ended 10/31/15	7.84	(0.15)	(1.36)	(1.51)	—	6.33	(19.26)	2,544	2.30		2.34		(2.22)		17
Year ended 10/31/14	8.89	(0.17)	(0.88)	(1.05)	—	7.84	(11.81)	3,612	2.05		2.32		(2.00)		21
Year ended 10/31/13	10.58	(0.18)	(1.34)	(1.52)	(0.17)	8.89	(14.55)	4,948	1.97		2.22		(1.89)		47
Year ended 10/31/12	10.35	(0.20)	0.43	0.23	—	10.58	2.22	8,585	1.97		2.21		(1.88)		152
Class R
Six months ended 04/30/17	6.76	(0.04)	(0.13)	(0.17)	(0.16)	6.43	(2.53)	1,040	1.67	(d)	1.73	(d)	(1.15	)(d)	0
Year ended 10/31/16	6.48	(0.09)	0.37	0.28	—	6.76	4.32	782	1.72		1.81		(1.36)		98
Year ended 10/31/15	7.99	(0.12)	(1.39)	(1.51)	—	6.48	(18.90)	363	1.80		1.84		(1.72)		17
Year ended 10/31/14	9.02	(0.13)	(0.90)	(1.03)	—	7.99	(11.42)	371	1.55		1.82		(1.50)		21
Year ended 10/31/13	10.71	(0.13)	(1.36)	(1.49)	(0.20)	9.02	(14.13)	504	1.47		1.72		(1.39)		47
Year ended 10/31/12	10.42	(0.15)	0.44	0.29	—	10.71	2.78	386	1.47		1.71		(1.38)		152
Class Y
Six months ended 04/30/17	6.95	(0.02)	(0.13)	(0.15)	(0.19)	6.61	(2.30)	622,624	1.17	(d)	1.23	(d)	(0.65	)(d)	0
Year ended 10/31/16	6.63	(0.06)	0.38	0.32	—	6.95	4.83	574,878	1.22		1.31		(0.86)		98
Year ended 10/31/15	8.13	(0.09)	(1.41)	(1.50)	—	6.63	(18.45)	217,528	1.30		1.34		(1.22)		17
Year ended 10/31/14	9.13	(0.09)	(0.91)	(1.00)	—	8.13	(10.95)	268,106	1.05		1.32		(1.00)		21
Year ended 10/31/13	10.81	(0.09)	(1.36)	(1.45)	(0.23)	9.13	(13.69)	250,463	0.97		1.22		(0.89)		47
Year ended 10/31/12	10.47	(0.09)	0.43	0.34	—	10.81	3.25	240,404	0.97		1.21		(0.88)		152
Class R5
Six months ended 04/30/17	6.97	(0.02)	(0.13)	(0.15)	(0.19)	6.63	(2.27)	194,167	1.14	(d)	1.20	(d)	(0.62	)(d)	0
Year ended 10/31/16	6.64	(0.05)	0.38	0.33	—	6.97	4.97	195,777	1.13		1.22		(0.77)		98
Year ended 10/31/15	8.13	(0.08)	(1.41)	(1.49)	—	6.64	(18.33)	259,674	1.15		1.19		(1.07)		17
Year ended 10/31/14	9.13	(0.09)	(0.91)	(1.00)	—	8.13	(10.95)	269,490	1.02		1.19		(0.97)		21
Year ended 10/31/13	10.80	(0.09)	(1.35)	(1.44)	(0.23)	9.13	(13.61)	266,031	0.97		1.20		(0.89)		47
Year ended 10/31/12	10.47	(0.09)	0.42	0.33	—	10.80	3.15	238,710	0.97		1.14		(0.88)		152
Class R6
Six months ended 04/30/17	6.98	(0.02)	(0.13)	(0.15)	(0.19)	6.64	(2.20)	8,102	1.04	(d)	1.10	(d)	(0.52	)(d)	0
Year ended 10/31/16	6.65	(0.04)	0.37	0.33	—	6.98	4.96	1,971	1.03		1.12		(0.67)		98
Year ended 10/31/15	8.13	(0.07)	(1.41)	(1.48)	—	6.65	(18.20)	117,504	1.05		1.09		(0.97)		17
Year ended 10/31/14	9.13	(0.08)	(0.92)	(1.00)	—	8.13	(10.95)	131,076	0.99		1.10		(0.94)		21
Year ended 10/31/13	10.80	(0.08)	(1.36)	(1.44)	(0.23)	9.13	(13.61)	124,497	0.97		1.12		(0.89)		47
Year ended 10/31/12(e)	11.15	(0.01)	(0.34)	(0.35)	—	10.80	(3.14)	101,349	0.97	(f)	1.15	(f)	(0.88	)(f)	152

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $32,276,528 and sold of $14,234,590 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Commodities Strategy Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $47,058, $131, $7,580, $865, $623,585, $198,809 and $4,936 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

19                         Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016, through April 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$974.70	$6.95	$1,017.75	$7.10	1.42%
B	1,000.00	971.70	10.61	1,014.03	10.84	2.17
C	1,000.00	971.60	10.61	1,014.03	10.84	2.17
R	1,000.00	974.70	8.18	1,016.51	8.35	1.67
Y	1,000.00	977.00	5.74	1,018.99	5.86	1.17
R5	1,000.00	977.30	5.59	1,019.14	5.71	1.14
R6	1,000.00	978.00	5.10	1,019.64	5.21	1.04

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Balanced-Risk Commodity Strategy Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Commodity Strategy Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	79,959,924	3,312,284	4,630,828	26,880,402
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	81,631,896	1,862,001	4,409,144	26,880,397
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	80,794,728	2,198,397	4,909,916	26,880,397

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

21                         Invesco Balanced-Risk Commodity Strategy Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                      Invesco Distributors, Inc.                                                                                  BRCS-SAR-1             06232017       1546

Semiannual Report to Shareholders	April 30, 2017

Invesco Developing Markets Fund
Nasdaq:
A: GTDDX ∎ B: GTDBX ∎ C: GTDCX ∎ Y: GTDYX ∎ R5: GTDIX ∎ R6: GTDFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.72%
Class B Shares	7.33
Class C Shares	7.34
Class Y Shares	7.88
Class R5 Shares	7.95
Class R6 Shares	7.97
MSCI Emerging Markets Index▼ (Broad Market/Style-Specific Index)	8.88
Lipper Emerging Market Funds Index∎ (Peer Group Index)	9.66
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	5.12%
10 Years	2.67
5 Years	0.50
1 Year	10.42

Class B Shares
Inception (11/3/97)	6.25%
10 Years	2.64
5 Years	0.50
1 Year	11.01

Class C Shares
Inception (3/1/99)	9.16%
10 Years	2.49
5 Years	0.89
1 Year	14.99

Class Y Shares
10 Years	3.47%
5 Years	1.90
1 Year	17.15

Class R5 Shares
Inception (10/25/05)	8.57%
10 Years	3.69
5 Years	2.04
1 Year	17.32

Class R6 Shares
10 Years	3.46%
5 Years	2.05
1 Year	17.38

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	5.04%
10 Years	2.88
5 Years	0.08
1 Year	13.22

Class B Shares
Inception (11/3/97)	6.15%
10 Years	2.85
5 Years	0.07
1 Year	13.89

Class C Shares
Inception (3/1/99)	9.07%
10 Years	2.69
5 Years	0.46
1 Year	17.92

Class Y Shares
10 Years	3.68%
5 Years	1.48
1 Year	20.10

Class R5 Shares
Inception (10/25/05)	8.42%
10 Years	3.90
5 Years	1.61
1 Year	20.20

Class R6 Shares
10 Years	3.66%
5 Years	1.62
1 Year	20.26

you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.42%, 2.17%, 2.17%, 1.17%, 1.05% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.43%, 2.18%, 2.18%, 1.18%, 1.06% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Developing Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Developing Markets Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–84.68%
Brazil–21.60%
Ambev S.A.–ADR	8,100,787	$46,417,509
Arcos Dorados Holdings, Inc.– Class A(a)(b)	7,195,639	59,004,240
Banco Bradesco S.A.–ADR	7,367,518	77,727,315
BM&FBOVESPA S.A.	20,650,220	123,709,346
BR Malls Participacoes S.A.(b)	12,605,580	55,812,936
Cielo S.A.	8,156,796	61,948,725
Duratex S.A.	12,791,942	35,998,438
Fleury S.A.	6,261,500	103,633,177
Kroton Educacional S.A.	9,042,500	42,601,552
Raia Drogasil S.A.	1,039,300	22,091,164
TOTVS S.A.	1,387,900	12,159,023
Wilson Sons Ltd.–BDR	962,600	11,330,059
		652,433,484

China–11.24%
Baidu, Inc.–ADR(b)	98,098	17,680,203
China Mobile Ltd.	7,919,500	84,454,711
Industrial & Commercial Bank of China Ltd.–Class H	58,050,000	37,844,540
Kweichow Moutai Co., Ltd.–Class A	886,561	53,176,941
Lee & Man Paper Manufacturing Ltd.	45,885,000	35,924,841
NetEase, Inc.–ADR	241,880	64,192,533
Stella International Holdings Ltd.	11,189,000	19,448,123
Want Want China Holdings Ltd.	37,275,000	26,835,853
		339,557,745

Egypt–0.36%
Egyptian Financial Group-Hermes Holding Co.(b)	7,922,002	10,702,473

France–0.89%
Bollore S.A.	6,569,497	26,728,232

Hong Kong–4.33%
Galaxy Entertainment Group Ltd.	6,518,000	36,230,688
WH Group Ltd.–REGS(c)	105,929,500	94,648,003
		130,878,691

Hungary–2.49%
Richter Gedeon Nyrt	3,104,462	75,183,110

Indonesia–6.30%
PT Bank Central Asia Tbk	36,746,800	48,713,895
PT Bank Mandiri Persero Tbk	47,215,000	41,444,632
PT Perusahaan Gas Negara Persero Tbk(b)	103,063,000	18,768,933
PT Telekomunikasi Indonesia Persero Tbk	248,402,100	81,440,256
		190,367,716

	Shares	Value
Israel–1.35%
Israel Chemicals Ltd.	3,907,788	$16,886,003
Teva Pharmaceutical Industries Ltd.–ADR	755,127	23,846,911
		40,732,914

Malaysia–2.05%
Public Bank Bhd.	13,492,400	61,942,523

Mexico–6.19%
Bolsa Mexicana de Valores, S.A.B. de C.V.(b)	20,598,400	36,001,432
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	975,688	87,850,948
Grupo Televisa S.A.B.–ADR	1,250,445	30,385,813
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	15,332,703	32,727,968
		186,966,161

Nigeria–0.70%
Zenith Bank PLC	440,176,509	21,154,482

Peru–1.11%
Credicorp Ltd.	218,960	33,645,394

Philippines–2.50%
Energy Development Corp.	246,329,900	29,644,540
SM Investments Corp.	964,330	14,010,942
SM Prime Holdings Inc.	53,774,300	31,981,682
		75,637,164

Russia–9.02%
Gazprom PAO–ADR	4,731,713	22,475,637
Mobile TeleSystems PJSC–ADR	2,436,494	25,144,618
Sberbank of Russia PJSC	25,812,144	74,902,893
Sberbank of Russia PJSC– Preference Shares	35,854,175	79,241,742
Yandex N.V.–Class A(b)	2,592,126	70,661,355
		272,426,245

South Korea–3.58%
NAVER Corp.	93,841	65,989,364
Samsung Electronics Co., Ltd.	21,477	41,992,724
		107,982,088

Taiwan–2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,235,000	78,441,729

Thailand–2.99%
Kasikornbank PCL	16,868,700	90,219,991

Turkey–5.38%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,181,985	17,937,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Developing Markets Fund

	Shares	Value
Turkey–(continued)
EIS Eczacibasi Ilaç, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	12,948,995	$15,459,745
Haci Omer Sabanci Holding A.S.	31,178,223	92,883,257
Tupras-Turkiye Petrol Rafinerileri A.S.	1,435,357	36,172,904
		162,453,435
Total Common Stocks & Other Equity Interests (Cost $2,166,720,770)		2,557,453,577

Money Market Funds–16.37%
Government & Agency Portfolio– Institutional Class, 0.67%(d)	296,722,700	296,722,700
Treasury Portfolio–Institutional Class, 0.63%(d)	197,815,133	197,815,133
Total Money Market Funds (Cost $494,537,833)		494,537,833
TOTAL INVESTMENTS–101.05% (Cost $2,661,258,603)		3,051,991,410
OTHER ASSETS LESS LIABILITIES–(1.05)%		(31,729,161)
NET ASSETS–100.00%		$3,020,262,249

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2017 represented 1.95% of the Fund’s Net Assets. See Note 4.
(b)	Non-income producing security.
(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 3.13% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Financials	27.5%
Information Technology	13.7
Consumer Staples	13.2
Health Care	6.7
Telecommunication Services	6.3
Consumer Discretionary	6.2
Materials	2.9
Real Estate	2.9
Energy	2.0
Industrials	1.7
Utilities	1.6
Money Market Funds Plus Other Assets Less Liabilities	15.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $2,091,422,907)	$2,498,449,337
Investments in affiliates, at value (Cost $569,835,696)	553,542,073
Total investments, at value (Cost $2,661,258,603)	3,051,991,410
Foreign currencies, at value (Cost $5,832,507)	5,448,429
Receivable for:
Fund shares sold	20,852,342
Dividends	3,876,399
Investment for trustee deferred compensation and retirement plans	345,520
Other assets	95,599
Total assets	3,082,609,699

Liabilities:
Payable for:
Investments purchased	45,459,704
Fund shares reacquired	8,253,894
Accrued foreign taxes	6,268,045
Accrued fees to affiliates	1,092,162
Accrued trustees’ and officers’ fees and benefits	4,832
Accrued other operating expenses	875,638
Trustee deferred compensation and retirement plans	393,175
Total liabilities	62,347,450
Net assets applicable to shares outstanding	$3,020,262,249

Net assets consist of:
Shares of beneficial interest	$2,843,209,618
Undistributed net investment income	5,575,685
Undistributed net realized gain (loss)	(219,082,196)
Net unrealized appreciation	390,559,142
$3,020,262,249

Net Assets:
Class A	$806,678,570
Class B	$6,920,581
Class C	$85,032,834
Class Y	$1,498,671,717
Class R5	$412,897,711
Class R6	$210,060,836

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	24,623,188
Class B	216,482
Class C	2,663,236
Class Y	45,707,047
Class R5	12,619,856
Class R6	6,422,954
Class A:
Net asset value per share	$32.76
Maximum offering price per share
(Net asset value of $32.76 ÷ 94.50%)	$34.67
Class B:
Net asset value and offering price per share	$31.97
Class C:
Net asset value and offering price per share	$31.93
Class Y:
Net asset value and offering price per share	$32.79
Class R5:
Net asset value and offering price per share	$32.72
Class R6:
Net asset value and offering price per share	$32.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,280,394)	$22,026,665
Dividends from affiliates	934,428
Total investment income	22,961,093

Expenses:
Advisory fees	11,373,229
Administrative services fees	255,646
Custodian fees	1,029,176
Distribution fees:
Class A	967,666
Class B	38,547
Class C	396,335
Transfer agent fees — A, B, C and Y	1,850,802
Transfer agent fees — R5	74,130
Transfer agent fees — R6	5,332
Trustees’ and officers’ fees and benefits	25,055
Registration and filing fees	95,806
Reports to shareholders	478,086
Professional services fees	49,340
Other	32,002
Total expenses	16,671,152
Less: Fees waived and expense offset arrangement(s)	(234,209)
Net expenses	16,436,943
Net investment income	6,524,150

Realized and unrealized gain from:
Net realized gain from:
Investment securities	51,878,514
Foreign currencies	796,083
52,674,597
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $999,989)	157,519,520
Foreign currencies	152,905
157,672,425
Net realized and unrealized gain	210,347,022
Net increase in net assets resulting from operations	$216,871,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$6,524,150	$25,718,096
Net realized gain (loss)	52,674,597	(139,361,570)
Change in net unrealized appreciation	157,672,425	487,614,471
Net increase in net assets resulting from operations	216,871,172	373,970,997

Distributions to shareholders from net investment income:
Class A	(6,465,840)	(7,250,678)
Class B	(9,114)	—
Class C	(88,315)	—
Class Y	(11,463,530)	(12,161,332)
Class R5	(3,838,802)	(4,959,683)
Class R6	(2,041,422)	(2,633,867)
Total distributions from net investment income	(23,907,023)	(27,005,560)

Share transactions–net:
Class A	(68,348,002)	(99,784,850)
Class B	(2,403,351)	(5,494,664)
Class C	(3,078,690)	(12,607,620)
Class Y	343,988,935	(99,163,924)
Class R5	58,352,468	(69,725,261)
Class R6	35,696,483	(37,179,196)
Net increase (decrease) in net assets resulting from share transactions	364,207,843	(323,955,515)
Net increase in net assets	557,171,992	23,009,922

Net assets:
Beginning of period	2,463,090,257	2,440,080,335
End of period (includes undistributed net investment income of $5,575,685 and $22,958,558, respectively)	$3,020,262,249	$2,463,090,257

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Developing Markets Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Developing Markets Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

11                         Invesco Developing Markets Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.88%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $227,193.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $65,876 in front-end sales commissions from the sale of Class A shares and $5,498, $30 and $2,462 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Developing Markets Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $176,614,940 and from Level 2 to Level 1 of $380,096,422, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$652,433,484	$—	$—	$652,433,484
China	265,788,364	73,769,381	—	339,557,745
Egypt	10,702,473	—	—	10,702,473
France	26,728,232	—	—	26,728,232
Hong Kong	94,648,003	36,230,688	—	130,878,691
Hungary	75,183,110	—	—	75,183,110
Indonesia	122,884,888	67,482,828	—	190,367,716
Israel	40,732,914	—	—	40,732,914
Malaysia	—	61,942,523	—	61,942,523
Mexico	186,966,161	—	0	186,966,161
Nigeria	21,154,482	—	—	21,154,482
Peru	33,645,394	—	—	33,645,394
Philippines	75,637,164	—	—	75,637,164
Russia	118,281,610	154,144,635	—	272,426,245
South Korea	65,989,364	41,992,724	—	107,982,088
Taiwan	—	78,441,729	—	78,441,729
Thailand	90,219,991	—	—	90,219,991
Turkey	162,453,435	—	—	162,453,435
Money Market Funds	494,537,833	—	—	494,537,833
Total Investments	$2,537,986,902	$514,004,508	$0	$3,051,991,410

NOTE 4—Investments in Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/17	Dividend Income
Arcos Dorados Holdings, Inc.–Class A	$34,984,330	$9,487,290	$—	$14,532,620	$—	$59,004,240	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,016.

13                         Invesco Developing Markets Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$47,338,828	$—	$47,338,828
Not subject to expiration	11,714,863	208,939,121	220,653,984
	$59,053,691	$208,939,121	$267,992,812

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $466,172,737 and $145,267,661, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$594,498,334
Aggregate unrealized (depreciation) of investment securities	(208,046,392)
Net unrealized appreciation of investment securities	$386,451,942

Cost of investments for tax purposes is $2,665,539,468.

14                         Invesco Developing Markets Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	3,422,742	$104,912,388	6,223,706	$172,445,345
Class B	1,702	50,465	3,413	93,276
Class C	258,281	7,753,287	434,158	12,231,991
Class Y	16,945,514	512,307,464	16,687,212	462,805,113
Class R5	3,289,229	102,488,003	2,612,537	71,219,411
Class R6	1,845,667	56,080,074	4,221,542	115,075,056

Issued as reinvestment of dividends:
Class A	204,009	5,975,421	263,221	6,388,370
Class B	270	7,751	—	—
Class C	2,815	80,594	—	—
Class Y	224,203	6,566,919	256,399	6,222,812
Class R5	124,103	3,625,047	176,828	4,281,012
Class R6	69,519	2,029,942	108,882	2,633,867

Automatic conversion of Class B shares to Class A shares:
Class A	55,585	1,717,066	121,188	3,279,616
Class B	(56,935)	(1,717,066)	(124,281)	(3,279,616)

Reacquired:
Class A	(5,946,992)	(180,952,877)	(10,482,846)	(281,898,181)
Class B	(25,250)	(744,501)	(89,538)	(2,308,324)
Class C	(368,265)	(10,912,571)	(955,039)	(24,839,611)
Class Y	(5,791,144)	(174,885,448)	(21,827,088)	(568,191,849)
Class R5	(1,582,959)	(47,760,582)	(5,620,816)	(145,225,684)
Class R6	(733,303)	(22,413,533)	(6,069,981)	(154,888,119)
Net increase (decrease) in share activity	11,938,791	$364,207,843	(14,060,503)	$(323,955,515)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Developing Markets Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$30.67	$0.05	$2.29	$2.34	$(0.25)	$—	$(0.25)	$32.76	7.72%	$806,679	1.43	%(e)	1.45	%(e)	0.34	%(e)	7%
Year ended 10/31/16	25.84	0.27	4.80	5.07	(0.24)	—	(0.24)	30.67	19.88	824,702	1.40		1.41		1.01		3
Year ended 10/31/15	33.77	0.28	(7.32)	(7.04)	(0.33)	(0.56)	(0.89)	25.84	(21.20)	795,042	1.43		1.44		0.96		9
Year ended 10/31/14	34.42	0.38	(0.65)	(0.27)	(0.28)	(0.10)	(0.38)	33.77	(0.73)	1,251,018	1.39		1.41		1.13		13
Year ended 10/31/13	32.70	0.30	1.66	1.96	(0.24)	—	(0.24)	34.42	6.03	1,494,412	1.38		1.40		0.89		14
Year ended 10/31/12	30.38	0.29	2.86	3.15	(0.23)	(0.60)	(0.83)	32.70	10.72	1,371,476	1.44		1.45		0.93		19
Class B
Six months ended 04/30/17	29.82	(0.06)	2.24	2.18	(0.03)	—	(0.03)	31.97	7.33	6,921	2.18	(e)	2.20	(e)	(0.41	)(e)	7
Year ended 10/31/16	25.06	0.07	4.69	4.76	—	—	—	29.82	18.99	8,848	2.15		2.16		0.26		3
Year ended 10/31/15	32.72	0.06	(7.11)	(7.05)	(0.05)	(0.56)	(0.61)	25.06	(21.80)	12,710	2.18		2.19		0.21		9
Year ended 10/31/14	33.31	0.12	(0.61)	(0.49)	(0.00)	(0.10)	(0.10)	32.72	(1.46)	28,314	2.14		2.16		0.38		13
Year ended 10/31/13	31.66	0.04	1.61	1.65	—	—	—	33.31	5.21	44,403	2.13		2.15		0.14		14
Year ended 10/31/12	29.42	0.06	2.78	2.84	—	(0.60)	(0.60)	31.66	9.89	59,539	2.19		2.20		0.18		19
Class C
Six months ended 04/30/17	29.78	(0.06)	2.24	2.18	(0.03)	—	(0.03)	31.93	7.34	85,033	2.18	(e)	2.20	(e)	(0.41	)(e)	7
Year ended 10/31/16	25.03	0.07	4.68	4.75	—	—	—	29.78	18.98	82,513	2.15		2.16		0.26		3
Year ended 10/31/15	32.68	0.06	(7.10)	(7.04)	(0.05)	(0.56)	(0.61)	25.03	(21.80)	82,395	2.18		2.19		0.21		9
Year ended 10/31/14	33.27	0.12	(0.61)	(0.49)	(0.00)	(0.10)	(0.10)	32.68	(1.47)	137,867	2.14		2.16		0.38		13
Year ended 10/31/13	31.62	0.04	1.61	1.65	—	—	—	33.27	5.22	168,313	2.13		2.15		0.14		14
Year ended 10/31/12	29.38	0.06	2.78	2.84	—	(0.60)	(0.60)	31.62	9.90	189,142	2.19		2.20		0.18		19
Class Y
Six months ended 04/30/17	30.74	0.09	2.28	2.37	(0.32)	—	(0.32)	32.79	7.85	1,498,672	1.18	(e)	1.20	(e)	0.59	(e)	7
Year ended 10/31/16	25.92	0.35	4.79	5.14	(0.32)	—	(0.32)	30.74	20.18	1,055,132	1.15		1.16		1.26		3
Year ended 10/31/15	33.90	0.36	(7.35)	(6.99)	(0.43)	(0.56)	(0.99)	25.92	(21.00)	1,016,382	1.18		1.19		1.21		9
Year ended 10/31/14	34.55	0.46	(0.64)	(0.18)	(0.37)	(0.10)	(0.47)	33.90	(0.47)	1,463,586	1.14		1.16		1.38		13
Year ended 10/31/13	32.83	0.38	1.66	2.04	(0.32)	—	(0.32)	34.55	6.27	1,175,003	1.13		1.15		1.14		14
Year ended 10/31/12	30.50	0.37	2.87	3.24	(0.31)	(0.60)	(0.91)	32.83	11.01	729,007	1.19		1.20		1.18		19
Class R5
Six months ended 04/30/17	30.69	0.11	2.28	2.39	(0.36)	—	(0.36)	32.72	7.91	412,898	1.05	(e)	1.07	(e)	0.72	(e)	7
Year ended 10/31/16	25.90	0.38	4.79	5.17	(0.38)	—	(0.38)	30.69	20.33	331,079	1.03		1.04		1.38		3
Year ended 10/31/15	33.87	0.40	(7.33)	(6.93)	(0.48)	(0.56)	(1.04)	25.90	(20.87)	352,779	1.03		1.04		1.36		9
Year ended 10/31/14	34.52	0.51	(0.66)	(0.15)	(0.40)	(0.10)	(0.50)	33.87	(0.35)	686,180	0.99		1.01		1.53		13
Year ended 10/31/13	32.80	0.42	1.67	2.09	(0.37)	—	(0.37)	34.52	6.43	666,769	1.01		1.03		1.26		14
Year ended 10/31/12	30.48	0.42	2.86	3.28	(0.36)	(0.60)	(0.96)	32.80	11.19	513,884	1.03		1.04		1.34		19
Class R6
Six months ended 04/30/17	30.68	0.11	2.28	2.39	(0.37)	—	(0.37)	32.70	7.94	210,061	1.01	(e)	1.03	(e)	0.76	(e)	7
Year ended 10/31/16	25.90	0.39	4.78	5.17	(0.39)	—	(0.39)	30.68	20.35	160,816	0.98		0.99		1.43		3
Year ended 10/31/15	33.87	0.41	(7.33)	(6.92)	(0.49)	(0.56)	(1.05)	25.90	(20.84)	180,773	1.00		1.01		1.39		9
Year ended 10/31/14	34.52	0.52	(0.65)	(0.13)	(0.42)	(0.10)	(0.52)	33.87	(0.31)	179,467	0.97		0.99		1.55		13
Year ended 10/31/13	32.81	0.44	1.66	2.10	(0.39)	—	(0.39)	34.52	6.46	154,375	0.97		0.99		1.30		14
Year ended 10/31/12(f)	32.73	0.05	0.03	0.08	—	—	—	32.81	0.24	122,749	0.96	(g)	0.98	(g)	1.41	(g)	19

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 which were less than $0.005 per share, for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $780,548, $7,773, $79,924, $1,233,693, $338,106 and $179,412 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

NOTE 12—Subsequent Event

Effective open of business, June 8, 2017, the fund closed to new investors.

16                         Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,077.20	$7.36	$1,017.70	$7.15	1.43%
B	1,000.00	1,073.30	11.21	1,013.98	10.89	2.18
C	1,000.00	1,073.40	11.21	1,013.98	10.89	2.18
Y	1,000.00	1,078.80	6.08	1,018.94	5.91	1.18
R5	1,000.00	1,079.50	5.41	1,019.59	5.26	1.05
R6	1,000.00	1,079.70	5.21	1,019.79	5.06	1.01

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Developing Markets Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Developing Markets Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	33,706,450	907,381	634,018	10,030,643
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	34,117,551	553,322	576,986	10,030,633
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	34,012,833	661,844	573,183	10,030,632

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Developing Markets Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                 DVM-SAR-1             06262017      0856

Semiannual Report to Shareholders	April 30, 2017

Invesco Emerging Markets Flexible Bond Fund
Nasdaq:
A: IAEMX ∎ B: IBEMX ∎ C: ICEMX ∎ R: IREMX ∎ Y: IYEMX ∎ R5: IIEMX ∎ R6: IFEMX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
9	Consolidated Financial Statements
11	Notes to Consolidated Financial Statements
24	Financial Highlights
25	Fund Expenses
26	Distribution Information
27	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.57%
Class B Shares	3.03
Class C Shares	3.03
Class R Shares	3.29
Class Y Shares	3.55
Class R5 Shares	3.55
Class R6 Shares	3.55
JP Morgan EMBI Global Diversified Index▼ (Broad Market Index)	2.45
3-Month USD Libor Index∎ (Style-Specific Index)	0.47
Lipper Emerging Markets Hard Currency Debt Funds Index◆ (Peer Group Index)	3.79
Source(s): ▼FactSet Research Systems Inc.; ∎Bloomberg L.P.; ◆Lipper Inc.

The JP Morgan EMBI Global Diversified Index is an unmanaged market-capitalization weighted, total-return index tracking the traded market for US dollar-denominated Brady bonds, eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

    The 3-Month USD Libor Index is unmanaged index considered representative of the average interest rate at which a selection of banks in London are prepared to lend to one another in American dollars with a maturity of three months.

    The Lipper Emerging Markets Hard Currency Debt Funds Index is an unmanaged index considered representative of emerging market debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Emerging Markets Flexible Bond Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	-0.74%
5 Years	-4.33
1 Year	2.07

Class B Shares
Inception (6/16/10)	-0.89%
5 Years	-4.57
1 Year	0.69

Class C Shares
Inception (6/16/10)	-0.87%
5 Years	-4.22
1 Year	4.69

Class R Shares
Inception (6/16/10)	-0.39%
5 Years	-3.78
1 Year	6.39

Class Y Shares
Inception (6/16/10)	0.11%
5 Years	-3.29
1 Year	6.76

Class R5 Shares
Inception (6/16/10)	0.12%
5 Years	-3.27
1 Year	6.76

Class R6 Shares
Inception	0.03%
5 Years	-3.31
1 Year	6.93

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	-0.86%
5 Years	-4.33
1 Year	2.67

Class B Shares
Inception (6/16/10)	-0.99%
5 Years	-4.55
1 Year	1.37

Class C Shares
Inception (6/16/10)	-0.97%
5 Years	-4.20
1 Year	5.37

Class R Shares
Inception (6/16/10)	-0.48%
5 Years	-3.75
1 Year	7.08

Class Y Shares
Inception (6/16/10)	0.02%
5 Years	-3.25
1 Year	7.44

Class R5 Shares
Inception (6/16/10)	0.03%
5 Years	-3.23
1 Year	7.45

Class R6 Shares
Inception	-0.06%
5 Years	-3.27
1 Year	7.62

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.93%, 2.68%, 2.68%, 2.18%, 1.68%, 1.30% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Emerging Markets Flexible Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Emerging Markets Flexible Bond Fund

Consolidated Schedule of Investments

April 30, 2017

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–62.10%
Angola–0.55%
Angolan Government International Bond, REGS, Sr. Unsec. Euro Bonds, 9.50%, 11/12/2025(a)	$300,000	$314,964

Argentina–4.37%
Argentine Republic Government International Bond Sr. Unsec. Global Bonds,
5.63%, 01/26/2022	444,000	461,880
6.88%, 01/26/2027	167,000	176,466
7.63%, 04/22/2046	600,000	639,000
Generación Mediterránea S.A./Generación Frías S.A./Central Térmica Roca S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 9.63%, 07/27/2023(a)	600,000	642,930
YPF S.A., REGS, Sr. Unsec. Euro Notes, 8.50%, 07/28/2025(a)	500,000	566,875
		2,487,151

Azerbaijan–1.36%
Southern Gas Corridor CJSC, Sr. Unsec. Government Gtd. Notes, 6.88%, 03/24/2026(a)	700,000	775,553

Brazil–11.86%
Brazilian Government International Bond, Sr. Unsec. Global Bonds, 5.63%, 01/07/2041	450,000	449,258
BTG Investments L.P., REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 04/17/2018(a)	1,550,000	1,506,259
Cosan Luxembourg S.A., Sr. Unsec. Gtd. Notes, 7.00%, 01/20/2027(a)	495,000	520,369
Cosan Overseas Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 12/31/2049(a)	700,000	706,650
Minerva Luxembourg S.A., Sr. Unsec. Gtd. Notes, 6.50%, 09/20/2026(a)	1,006,000	982,756
Odebrecht Drilling Norbe VIII/IX Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.35%, 06/30/2021(a)	357,500	217,181
Odebrecht Offshore Drilling Finance Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.75%, 10/01/2022(a)	413,450	164,346
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes, 8.75%, 05/23/2026	1,000,000	1,166,875

	Principal Amount	Value
Brazil–(continued)
Vale Canada Ltd., Sr. Unsec. Global Bonds, 7.20%, 09/15/2032	$200,000	$209,898
Votorantim Cimentos S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/05/2041(a)	800,000	821,000
		6,744,592

Canada–0.58%
First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.25%, 04/01/2023(a)	325,000	331,094

Chile–1.50%
LATAM Finance Ltd., Sr. Unsec. Gtd. Notes, 6.88%, 04/11/2024(a)	232,000	234,610
Transelec S.A., Sr. Unsec. Notes, 3.88%, 01/12/2029(a)	630,000	618,303
		852,913

Colombia–2.67%
Avianca Holdings S.A./ Avianca Leasing LLC/ Grupo Taca Holdings, REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(a)	1,000,000	991,500
Banco GNB Sudameris S.A., Unsec. Sub. Notes, 6.50%, 04/03/2027(a)	508,000	524,971
		1,516,471

Costa Rica–0.62%
Instituto Costarricense de Electricidad, REGS, Sr. Unsec. Euro Notes, 6.38%, 05/15/2043(a)	400,000	350,500

Ecuador–1.82%
Ecuador Government International Bond, REGS, Sr. Unsec. Euro Bonds, 10.75%, 03/28/2022(a)	950,000	1,033,125

El Salvador–1.19%
AES El Salvador Trust II, REGS, Sr. Unsec. Gtd. Euro Notes, 6.75%, 03/28/2023(a)	600,000	548,100
El Salvador Government International Bond, Sr. Unsec. Notes, 8.63%, 02/28/2029(a)	127,000	128,797
		676,897

Ghana–2.23%
Ghana Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.88%, 08/07/2023(a)	600,000	596,400

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Markets Flexible Bond Fund

	Principal Amount	Value
Ghana–(continued)
Tullow Oil PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 6.25%, 04/15/2022(a)	$700,000	$672,826
		1,269,226

Guatemala–0.36%
Energuate Trust, Sr. Unsec. Gtd. Notes, 5.88%, 05/03/2027(a)	200,000	204,000

India–2.56%
Vedanta Resources PLC,
Sr. Unsec. Notes,
6.38%, 07/30/2022(a)	350,000	357,437
REGS, Sr. Unsec. Euro Notes,
7.13%, 05/31/2023(a)	1,050,000	1,099,875
		1,457,312

Indonesia–0.54%
Pertamina Persero PT, REGS, Sr. Unsec. Medium-Term Euro Notes, 5.63%, 05/20/2043(a)	300,000	309,698

Ivory Coast–1.33%
Ivory Coast Government International Bond, REGS, Sr. Unsec. Euro Bonds, 5.75%, 12/31/2032(a)	784,000	755,188

Kazakhstan–4.26%
KazMunayGas National Co. JSC Sr. Unsec. Notes
4.75%, 04/19/2027(a)	910,000	905,450
5.75%, 04/19/2047(a)	550,000	539,000
Zhaikmunai LLP, REGS, Sr. Unsec. Gtd. Euro Notes, 6.38%, 02/14/2019(a)	1,000,000	979,805
		2,424,255

Kenya–1.25%
Kenya Government International Bond, REGS, Sr. Unsec. Euro Notes, 6.88%, 06/24/2024(a)	700,000	711,095

Luxembourg–0.52%
VM Holding S.A., Sr. Unsec. Gtd. Notes, 5.38%, 05/04/2027(a)	300,000	297,144

Mexico–7.19%
Grupo Kaltex, S.A. de C.V., Sr. Sec. Gtd. Notes, 8.88%, 04/11/2022(a)	489,000	486,555
Petróleos Mexicanos
Sr. Unsec. Gtd. Global Bonds,
6.63%, 06/15/2035	1,000,000	1,038,063
Sr. Unsec. Gtd. Global Notes,
6.75%, 09/21/2047	800,000	814,555
6.88%, 08/04/2026	300,000	333,737
SixSigma Networks México, S.A. de C.V., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 11/07/2021(a)	700,000	703,500

	Principal Amount	Value
Mexico–(continued)
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R., Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(a)	$700,000	$716,103
		4,092,513

Oman–0.72%
Oman Government International Bond, Sr. Unsec. Notes, 6.50%, 03/08/2047(a)	378,000	408,124

Peru–1.70%
Banco Internacional del Perú S.A.A. Interbank, REGS, Unsec. Sub. Euro Notes, 6.63%, 03/19/2029(a)	500,000	548,750
Peru Enhanced Pass-Through Finance Ltd., REGS, Sr. Sec. First Lien Pass Through Ctfs., 7.33%, 06/02/2025(a)(b)	500,000	419,063
		967,813

Russia–3.40%
Borets Finance DAC, Sr. Unsec. Gtd. Notes, 6.50%, 04/07/2022(a)	270,000	281,137
Credit Bank of Moscow Via CBOM Finance PLC, Jr. Unsec. Sub. Notes, 8.88%, 12/31/2049(a)	816,000	817,659
Gazprom OAO Via Gaz Capital S.A., REGS, Sr. Unsec. Medium-Term Euro Notes, 8.63%, 04/28/2034(a)	630,000	834,879
		1,933,675

South Africa–0.63%
Petra Diamonds US Treasury PLC, Sec. Gtd. Second Lien Notes, 7.25%, 05/01/2022(a)	340,000	357,425

Turkey–4.20%
TC Ziraat Bankasi A.S., Sr. Unsec. Notes, 5.13%, 05/03/2022(a)	485,000	486,324
Turkey Government International Bond, Sr. Unsec. Global Notes, 6.88%, 03/17/2036	225,000	255,545
Turkey Government International Notes, Sr. Unsec. Global Bonds, 4.88%, 04/16/2043	550,000	498,594
Turkiye Is Bankasi, Sr. Unsec. Notes, 6.13%, 04/25/2024(a)	666,000	671,853
Yapi ve Kredi Bankasi A.S., Sr. Unsec. Notes, 5.75%, 02/24/2022(a)	469,000	479,559
		2,391,875

Ukraine–2.81%
Kernel Holding S.A., Sr. Unsec. Gtd. Notes, 8.75%, 01/31/2022(a)	343,000	365,562

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Markets Flexible Bond Fund

	Principal Amount		Value
Ukraine–(continued)
MHP S.A.
Sr. Unsec. Gtd. Notes,
7.75%, 05/10/2024(a)		$200,000	$202,896
REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 04/02/2020(a)		700,000	730,136
Ukraine Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.75%, 09/01/2021(a)		300,000	299,793
			1,598,387

United Arab Emirates–1.14%
DP World Ltd., REGS, Sr. Unsec. Medium-Term Euro Notes, 6.85%, 07/02/2037(a)		550,000	648,313

Zambia–0.74%
Zambia Government International Bond, REGS, Sr. Unsec. Euro Notes, 8.50%, 04/14/2024(a)		400,000	421,324
Total U.S. Dollar Denominated Bonds & Notes (Cost $33,970,134)			35,330,627

Non-U.S. Dollar Denominated Bonds & Notes–29.65%(c)
Colombia–3.46%
Colombian Titulos De Tesoreria, Series B, Unsec. Bonds, 7.00%, 06/30/2032	COP	5,600,000,000	1,969,410

India–1.29%
Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(a)	INR	47,000,000	734,583

Indonesia–4.89%
Indonesia Treasury Bond, Sr. Unsec. Bonds, 9.50%, 07/15/2031	IDR	32,000,000,000	2,783,404

Mexico–14.87%
Mexican Bonos, Sr. Unsec. Bonds,
6.50%, 06/09/2022	MXN	50,000,000	2,592,369
7.50%, 06/03/2027	MXN	96,000,000	5,201,847
8.00%, 11/07/2047	MXN	12,000,000	667,261
			8,461,477

Russia–2.99%
Russian Federal Bond — OFZ, Unsec. Bonds, 6.40%, 05/27/2020	RUB	100,000,000	1,696,843

	Principal Amount		Value
United States–2.15%
Netflix, Inc., Sr. Unsec. Notes, 3.63%, 05/15/2027(a)	EUR	1,100,000	$1,220,277
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,342,031)			16,865,994

Credit-Linked Securities–5.76%(c)
United Kingdom–5.76%
Standard Chartered Bank
REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.12%, 12/10/2020),
8.12%, 12/14/2020(a)	INR	40,000,000	648,147
REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.28%, 09/21/2027),
8.28%, 09/23/2027(a)	INR	58,000,000	967,162
Sr. Unsec. Notes (Credit-Linked To India Government Bonds, 8.40%, 07/28/2024),
8.40%, 07/30/2024(a)	INR	100,000,000	1,664,027
Total Credit-Linked Securities (Cost $3,239,043)			3,279,336

U.S. Treasury Bills–0.19%(d)
0.60%, 05/04/2017
(Cost $104,995)		$105,000	104,994

	Shares
Exchange-Traded Funds–1.76%
VanEck Vectors Russia ETF (Cost $1,046,640)		48,000	1,002,240

Money Market Funds–6.92%
Government & Agency Portfolio–Institutional Class, 0.67%(e)		2,362,540	2,362,540
Treasury Portfolio–Institutional Class, 0.63%(e)		1,575,026	1,575,026
Total Money Market Funds (Cost $3,937,566)			3,937,566

Options Purchased–0.02%(f)
(Cost $20,196)			13,246
TOTAL INVESTMENTS–106.40% (Cost $57,660,605)			60,534,003
OTHER ASSETS LESS LIABILITIES–(6.40)%			(3,639,890)
NET ASSETS–100.00%			$56,894,113

Investment Abbreviations:

COP	– Colombian Peso
Ctfs.	– Certificates
EUR	– Euro
Gtd.	– Guaranteed
IDR	– Indonesian Rupiah

INR	– Indian Rupee
Jr.	– Junior
MXN	– Mexican Peso
REGS	– Regulation S
Sec.	– Secured

Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Markets Flexible Bond Fund

Notes to Consolidated Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $34,520,952, which represented 60.68% of the Fund’s Net Assets.
(b)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(f)	The table below details Options Purchased. See Notes 1M, 1N and Note 4.

Open Over-The-Counter Interest Rate Swaptions Purchased — Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value		Value
10 Year Interest Rate Swap	Put	Goldman Sachs International	0.40%	Pay	6 Month Japanese Yen LIBOR	06/12/2017	JPY	460,000,000	$474

Open Over-The-Counter Foreign Currency Options Purchased — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CAD	Call	Royal Bank of Canada	06/13/2017	CAD	1.368	USD	1,300,000	$12,772
Total Options Purchased (Cost $20,196)								$13,246

Currency Abbreviations:

CAD	– Canadian Dollar
JPY	– Japanese Yen
LIBOR	– London Interbank Offer Rate
USD	– U.S. Dollar

Portfolio Composition

By industry, based on Total Net Assets

as of April 30, 2017

Sovereign Debt	40.1%
Diversified Banks	11.0
Integrated Oil & Gas	8.4
Oil & Gas Exploration & Production	6.0
Packaged Foods & Meats	3.4
Diversified Metals & Mining	3.1
Diversified Capital Markets	2.6
Electric Utilities	2.2
Oil & Gas Refining & Marketing	2.2
Airlines	2.1
Internet & Direct Marketing Retail	2.1
Exchange-Traded Funds	1.8
Construction Materials	1.7
Other Diversified Financial Services	1.7
Oil & Gas Storage & Transportation	1.4
Consumer Finance	1.3
Integrated Telecommunication Services	1.2
Marine Ports & Services	1.1
Industry Type Each Less Than 1% of Portfolio	6.1
Money Market Funds Plus Other Assets Less Liabilities	0.5

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Emerging Markets Flexible Bond Fund

Consolidated Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $53,723,039)	$56,596,437
Investments in affiliated money market funds, at value and cost	3,937,566
Total investments, at value (Cost $57,660,605)	60,534,003
Cash	698,667
Receivable for:
Deposits with brokers	604,165
Investments sold	10,276,656
Variation margin — futures	5,900
Variation margin — centrally cleared swap agreements	5,149
Fund shares sold	64,675
Dividends and interest	1,002,316
Fund expenses absorbed	8,869
Swaps receivable	17,088
Premiums paid on swap agreements	157,250
Investment for trustee deferred compensation and retirement plans	25,899
Unrealized appreciation on forward foreign currency contracts outstanding	1,414,341
Other assets	65,821
Total assets	74,880,799

Liabilities:
Payable for:
Investments purchased	5,440,226
Fund shares reacquired	10,248,598
Swaps payable	38,011
Accrued fees to affiliates	6,816
Accrued trustees’ and officers’ fees and benefits	2,661
Accrued other operating expenses	54,897
Trustee deferred compensation and retirement plans	27,026
Unrealized depreciation on forward foreign currency contracts outstanding	2,159,107
Unrealized depreciation on swap agreements — OTC	9,344
Total liabilities	17,986,686
Net assets applicable to shares outstanding	$56,894,113

Net assets consist of:
Shares of beneficial interest	$57,305,979
Undistributed net investment income	489,928
Undistributed net realized gain (loss)	(2,955,907)
Net unrealized appreciation	2,054,113
$56,894,113

Net Assets:
Class A	$4,282,662
Class B	$63,196
Class C	$1,229,413
Class R	$272,307
Class Y	$1,180,785
Class R5	$6,779
Class R6	$49,858,971

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	644,922
Class B	9,523
Class C	185,052
Class R	41,056
Class Y	177,882
Class R5	1,023
Class R6	7,515,734
Class A:
Net asset value per share	$6.64
Maximum offering price per share
(Net asset value of $6.64 ÷ 95.75%)	$6.93
Class B:
Net asset value and offering price per share	$6.64
Class C:
Net asset value and offering price per share	$6.64
Class R:
Net asset value and offering price per share	$6.63
Class Y:
Net asset value and offering price per share	$6.64
Class R5:
Net asset value and offering price per share	$6.63
Class R6:
Net asset value and offering price per share	$6.63

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Emerging Markets Flexible Bond Fund

Consolidated Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $28,921)	$2,105,636
Dividends from affiliated money market funds	9,886
Total investment income	2,115,522

Expenses:
Advisory fees	248,906
Administrative services fees	24,794
Custodian fees	31,094
Distribution fees:
Class A	5,937
Class B	458
Class C	5,640
Class R	637
Transfer agent fees — A, B, C, R, and Y	12,877
Transfer agent fees — R6	121
Trustees’ and officers’ fees and benefits	9,147
Registration and filing fees	43,197
Reports to shareholders	11,711
Professional services fees	31,573
Other	17,228
Total expenses	443,320
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(106,138)
Net expenses	337,182
Net investment income	1,778,340

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(51,122)
Foreign currencies	(145,330)
Forward foreign currency contracts	(184,626)
Futures contracts	280,350
Option contracts written	22,349
Swap agreements	(883,738)
(962,117)
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,838,660
Foreign currencies	51,434
Forward foreign currency contracts	(510,495)
Futures contracts	(157,352)
Swap agreements	341,629
1,563,876
Net realized and unrealized gain	601,759
Net increase in net assets resulting from operations	$2,380,099

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Emerging Markets Flexible Bond Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,778,340	$2,669,690
Net realized gain (loss)	(962,117)	(12,112,677)
Change in net unrealized appreciation	1,563,876	10,940,289
Net increase in net assets resulting from operations	2,380,099	1,497,302

Distributions to shareholders from net investment income:
Class A	(85,169)	—
Class B	(1,405)	—
Class C	(16,532)	—
Class R	(4,382)	—
Class Y	(14,592)	—
Class R5	(131)	—
Class R6	(1,175,784)	—
Total distributions from net investment income	(1,297,995)	—

Return of capital:
Class A	—	(225,952)
Class B	—	(6,797)
Class C	—	(37,979)
Class R	—	(10,957)
Class Y	—	(12,799)
Class R5	—	(284)
Class R6	—	(2,118,421)
Total return of capital	—	(2,413,189)

Share transactions–net:
Class A	(970,427)	(865,850)
Class B	(58,954)	(161,303)
Class C	16,484	(141,744)
Class R	3,833	(82,056)
Class Y	813,357	59,060
Class R6	(11,817,170)	23,922,971
Net increase (decrease) in net assets resulting from share transactions	(12,012,877)	22,731,078
Net increase (decrease) in net assets	(10,930,773)	21,815,191

Net assets:
Beginning of period	67,824,886	46,009,695
End of period (includes undistributed net investment income of $489,928 and $9,583, respectively)	$56,894,113	$67,824,886

Notes to Consolidated Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Markets Flexible Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

11                         Invesco Emerging Markets Flexible Bond Fund

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Emerging Markets Flexible Bond Cayman Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

12                         Invesco Emerging Markets Flexible Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured

13                         Invesco Emerging Markets Flexible Bond Fund

securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

14                         Invesco Emerging Markets Flexible Bond Fund

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the

15                         Invesco Emerging Markets Flexible Bond Fund

respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Q.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Next $500 million	0.67%
Over $1.5 billion	0.65%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.75%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

16                         Invesco Emerging Markets Flexible Bond Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $93,140 and reimbursed class level expenses of $8,814, $170, $2,093, $473, $1,130 and $121 of Class A, Class B, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $488 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

17                         Invesco Emerging Markets Flexible Bond Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$35,330,627	$—	$35,330,627
Non-U.S. Dollar Denominated Bonds & Notes	—	16,865,994	—	16,865,994
Credit-Linked Securities	—	3,279,336	—	3,279,336
U.S. Treasury Bills	—	104,994	—	104,994
Exchanged-Traded Funds	1,002,240	—	—	1,002,240
Money Market Funds	3,937,566	—	—	3,937,566
Options Purchased	—	13,246	—	13,246
	4,939,806	55,594,197	—	60,534,003
Forward Foreign Currency Contracts*	—	(744,766)	—	(744,766)
Futures Contracts*	(30,024)	—	—	(30,024)
Swap Agreements*	—	(95,415)	—	(95,415)
Total Investments	$4,909,782	$54,754,016	$—	$59,663,798

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/03/17	Goldman Sachs International	BRL	5,100,000	USD	1,608,964	$1,604,952	$4,012
05/03/17	Goldman Sachs International	USD	1,604,278	BRL	5,100,000	1,604,952	674
05/31/17	Barclays Bank PLC	AUD	4,050,000	USD	3,078,044	3,030,987	47,057
05/31/17	Barclays Bank PLC	CLP	1,560,000,000	USD	2,360,625	2,333,495	27,130
05/31/17	Barclays Bank PLC	COP	2,175,000,000	USD	753,952	734,827	19,125
05/31/17	Barclays Bank PLC	EUR	3,000,000	USD	3,209,054	3,273,564	(64,510)
05/31/17	Barclays Bank PLC	HUF	870,000,000	USD	3,014,012	3,029,796	(15,784)
05/31/17	Barclays Bank PLC	IDR	15,000,000,000	USD	1,122,418	1,122,063	355
05/31/17	Barclays Bank PLC	JPY	200,000,000	USD	1,753,233	1,796,413	(43,180)
05/31/17	Barclays Bank PLC	KRW	1,950,000,000	USD	1,699,894	1,714,213	(14,319)
05/31/17	Barclays Bank PLC	PHP	200,000,000	USD	3,935,627	3,973,753	(38,126)
05/31/17	Barclays Bank PLC	USD	2,550,699	AUD	3,340,000	2,499,629	(51,070)
05/31/17	Barclays Bank PLC	USD	2,030,255	CLP	1,350,000,000	2,019,371	(10,884)
05/31/17	Barclays Bank PLC	USD	335,484	COP	975,000,000	329,405	(6,079)
05/31/17	Barclays Bank PLC	USD	3,891,347	EUR	3,600,000	3,928,277	36,930
05/31/17	Barclays Bank PLC	USD	1,746,018	HUF	500,000,000	1,741,263	(4,755)
05/31/17	Barclays Bank PLC	USD	1,764,198	JPY	200,000,000	1,796,413	32,215
05/31/17	Barclays Bank PLC	USD	2,126,491	KRW	2,400,000,000	2,109,801	(16,690)
05/31/17	Barclays Bank PLC	USD	384,156	MXN	7,270,000	383,914	(242)
05/31/17	Barclays Bank PLC	USD	2,003,607	PHP	100,000,000	1,986,877	(16,730)
05/31/17	Barclays Bank PLC	USD	811,477	PLN	3,300,000	850,386	38,909
05/31/17	Barclays Bank PLC	USD	2,024,661	ZAR	26,500,000	1,970,517	(54,144)
05/31/17	Barclays Bank PLC	ZAR	35,000,000	USD	2,659,275	2,602,570	56,705
05/31/17	BNP Paribas S.A.	INR	75,000,000	USD	1,109,632	1,163,078	(53,446)
05/31/17	BNP Paribas S.A.	KRW	1,600,000,000	USD	1,406,346	1,406,534	(188)
05/31/17	BNP Paribas S.A.	PLN	16,219,502	USD	4,022,127	4,179,647	(157,520)
05/31/17	BNP Paribas S.A.	USD	1,492,387	EUR	1,400,000	1,527,663	35,276

18                         Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/31/17	BNP Paribas S.A.	USD	2,164,005	MXN	41,000,000	$2,165,125	$1,120
05/31/17	BNP Paribas S.A.	USD	3,369,586	PLN	13,700,000	3,530,389	160,803
05/31/17	Citigroup Global Markets Inc.	CAD	3,600,000	USD	2,718,297	2,638,339	79,958
05/31/17	Citigroup Global Markets Inc.	CLP	1,100,000,000	USD	1,678,770	1,645,413	33,357
05/31/17	Citigroup Global Markets Inc.	EUR	3,600,000	USD	3,820,680	3,928,277	(107,597)
05/31/17	Citigroup Global Markets Inc.	HUF	700,000,000	USD	2,411,592	2,437,767	(26,175)
05/31/17	Citigroup Global Markets Inc.	MXN	208,378,901	USD	10,575,103	11,004,058	(428,955)
05/31/17	Citigroup Global Markets Inc.	MYR	5,900,000	USD	1,313,300	1,360,906	(47,606)
05/31/17	Citigroup Global Markets Inc.	TRY	13,900,000	USD	3,695,431	3,875,951	(180,520)
05/31/17	Citigroup Global Markets Inc.	USD	1,355,789	CAD	1,800,000	1,319,170	(36,619)
05/31/17	Citigroup Global Markets Inc.	USD	1,697,546	EUR	1,600,000	1,745,901	48,355
05/31/17	Citigroup Global Markets Inc.	USD	3,096,095	HUF	900,000,000	3,134,272	38,177
05/31/17	Citigroup Global Markets Inc.	USD	1,070,149	MXN	20,000,000	1,056,159	(13,990)
05/31/17	Citigroup Global Markets Inc.	USD	1,343,657	MYR	5,900,000	1,360,906	17,249
05/31/17	Citigroup Global Markets Inc.	USD	4,671,895	TRY	17,400,000	4,851,909	180,014
05/31/17	Goldman Sachs International	AUD	3,880,000	USD	2,968,244	2,903,761	64,483
05/31/17	Goldman Sachs International	CLP	220,000,000	USD	334,866	329,083	5,783
05/31/17	Goldman Sachs International	COP	8,975,000,000	USD	3,027,663	3,032,215	(4,552)
05/31/17	Goldman Sachs International	HUF	1,490,000,000	USD	5,078,761	5,188,962	(110,201)
05/31/17	Goldman Sachs International	JPY	230,000,000	USD	2,024,267	2,065,875	(41,608)
05/31/17	Goldman Sachs International	NOK	5,800,000	USD	673,622	675,870	(2,248)
05/31/17	Goldman Sachs International	PEN	2,200,000	USD	672,783	676,302	(3,519)
05/31/17	Goldman Sachs International	PLN	10,580,498	USD	2,662,259	2,726,517	(64,258)
05/31/17	Goldman Sachs International	RUB	123,000,000	USD	2,086,701	2,143,894	(57,193)
05/31/17	Goldman Sachs International	TRY	10,000,000	USD	2,641,140	2,788,454	(147,314)
05/31/17	Goldman Sachs International	USD	2,041,866	AUD	2,700,000	2,020,658	(21,208)
05/31/17	Goldman Sachs International	USD	966,946	CLP	650,000,000	972,290	5,344
05/31/17	Goldman Sachs International	USD	2,058,089	COP	6,000,000,000	2,027,107	(30,982)
05/31/17	Goldman Sachs International	USD	5,732,530	HUF	1,660,000,000	5,780,991	48,461
05/31/17	Goldman Sachs International	USD	2,029,821	JPY	230,000,000	2,065,874	36,053
05/31/17	Goldman Sachs International	USD	675,729	NOK	5,800,000	675,870	141
05/31/17	Goldman Sachs International	USD	3,577,429	PLN	14,200,000	3,659,236	81,807
05/31/17	Goldman Sachs International	USD	1,709,940	RUB	100,000,000	1,743,003	33,063
05/31/17	Goldman Sachs International	USD	3,787,426	TRY	14,100,000	3,931,720	144,294
05/31/17	Goldman Sachs International	USD	340,927	ZAR	4,700,000	349,488	8,561
05/31/17	Goldman Sachs International	ZAR	19,500,000	USD	1,426,765	1,450,003	(23,238)
05/31/17	JPMorgan Chase Bank, N.A.	EUR	1,100,000	USD	1,198,501	1,200,307	(1,806)
06/02/17	Goldman Sachs International	BRL	5,100,000	USD	1,591,462	1,592,306	(844)
06/02/17	Goldman Sachs International	USD	468,999	BRL	1,500,000	468,325	(674)
06/14/17	RBC Capital Markets Corp.	CAD	425,240	USD	321,508	311,721	9,787
06/14/17	RBC Capital Markets Corp.	USD	325,000	CAD	425,240	311,721	(13,279)
09/29/17	Barclays Bank PLC	TWD	62,000,000	USD	2,017,047	2,064,770	(47,723)
12/22/17	Goldman Sachs International	TWD	65,000,000	USD	2,018,634	2,170,786	(152,152)
12/22/17	Goldman Sachs International	USD	4,116,413	TWD	127,000,000	4,235,556	119,143
02/27/18	Barclays Bank PLC	USD	666,667	EGP	12,000,000	619,488	(47,179)
Total Forward Foreign Currency Contracts — Currency Risk							$(744,766)

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
COP	– Colombian Peso
EGP	– Egyptian Pound

EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Poland Zloty

RUB	– Russian Ruble
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

19                         Invesco Emerging Markets Flexible Bond Fund

Open Futures Contracts — Equity Risk(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500	Short	18	June-2017	$(2,142,450)	$(30,024)

(a)	Futures contracts collateralized by $90,000 cash held with Bank of America Merrill Lynch, the futures commission merchant.

	Options Written Transactions
	Call Options					Put Options
	Notional Value		Notional Value		Premiums Received	Notional Value		Premiums Received
Beginning of period	EUR	—	USD	—	$—	EUR	—	$—
Written	EUR	2,950,000	USD	1,400,000	21,799	EUR	1,050,000	550
Closed	EUR	(2,950,000)	USD	(1,400,000)	(21,799)	EUR	(1,050,000)	(550)
End of period	EUR	—	USD	—	$—	EUR	—	$—

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Buy	(1.00)%	June-2022	2.15%	$2,700,000	$157,250	$(9,344)

(a)	Implied credit spreads represent the current level as of April 30, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	1.98%	April-2022	USD	7,500,000	$(13,631)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIBOR	0.29	March-2022	EUR	4,300,000	(24,727)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIBOR	0.29	March-2022	EUR	5,000,000	(29,825)
Credit Suisse Securities (USA) LLC/CME	Pay	1 Month MXIBOR	7.33	April-2027	MXN	25,800,000	(14,322)
Credit Suisse Securities (USA) LLC/CME	Pay	1 Month MXIBOR	7.34	April-2027	MXN	17,200,000	(9,481)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month WIBOR	2.33	April-2022	PLN	16,000,000	(15,252)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month WIBOR	2.51	March-2022	PLN	16,000,000	21,167
Total Interest Rate Swap Agreements — Interest Rate Risk							$(86,071)

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offer Rate
MXIBOR	– Mexican Interbank Offered Rate
MXN	– Mexican Peso
PLN	– Poland Zloty
USD	– U.S. Dollar
WIBOR	– Warsaw Interbank Offered Rate

20                         Invesco Emerging Markets Flexible Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$—	$—	$—	$21,167	$21,167
Options purchased, at value — OTC(b)	—	12,772	—	474	13,246
Unrealized appreciation on forward foreign currency contracts outstanding	—	1,414,341	—	—	1,414,341
Total Derivative Assets	—	1,427,113	—	21,641	1,448,754
Derivatives not subject to master netting agreements	—	—	—	(21,167)	(21,167)
Total Derivative Assets subject to master netting agreements	$—	$1,427,113	$—	$474	$1,427,587

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$—	$(30,024)	$—	$(30,024)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	—	—	—	(107,238)	(107,238)
Unrealized depreciation on swap agreements — OTC	(9,344)	—	—	—	(9,344)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(2,159,107)	—	—	(2,159,107)
Total Derivative Liabilities	(9,344)	(2,159,107)	(30,024)	(107,238)	(2,305,713)
Derivatives not subject to master netting agreements	—	—	30,024	107,238	137,262
Total Derivative Liabilities subject to master netting agreements	$(9,344)	$(2,159,107)	$—	$—	$(2,168,451)

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements. Only current day’s variation margin receivable is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$258,426	$—	$174,338	$432,764	$(431,415)	$(47,355)	$(478,770)	$(46,006)	$—	$—	$(46,006)
BNP Paribas S.A.	197,199	—	—	197,199	(211,154)	—	(211,154)	(13,955)	—	—	(13,955)
Citigroup Global Markets Inc.	397,110	—	—	397,110	(841,462)	—	(841,462)	(444,352)	—	—	(444,352)
Goldman Sachs International	551,819	474	—	552,293	(659,991)	—	(659,991)	(107,698)	—	—	(107,698)
JPMorgan Chase Bank, N.A.	—	—	—	—	(1,806)	—	(1,806)	(1,806)	—	—	(1,806)
RBC Capital Markets Corp.	9,787	—	—	9,787	(13,279)	—	(13,279)	(3,492)	—	—	(3,492)
Royal Bank of Canada	—	12,772	—	12,772	—	—	—	12,772	—	—	12,772
Total	$1,414,341	$13,246	$174,338	$1,601,925	$(2,159,107)	$(47,355)	$(2,206,462)	$(604,537)	$—	$—	$(604,537)

21                         Invesco Emerging Markets Flexible Bond Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$(184,626)	$—	$—	$(184,626)
Futures contracts	63,674	—	—	6,407	210,269	280,350
Options purchased(a)	—	(1,387)	(62,196)	—	—	(63,583)
Options written	—	1,695	20,654	—	—	22,349
Swap agreements	—	(577,394)	—	(131,679)	(174,665)	(883,738)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	(510,495)	—	—	(510,495)
Futures contracts	(39,825)	—	—	(58,653)	(58,874)	(157,352)
Options purchased(a)	—	—	(407)	—	(6,543)	(6,950)
Swap agreements	—	393,356	—	34,344	(86,071)	341,629
Total	$23,849	$(183,730)	$(737,070)	$(149,581)	$(115,884)	$(1,162,416)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the four-month average notional value of options written, the five-month average notional value of futures contracts and the six-month average notional value of forward foreign currency contracts, options purchased and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$115,535,687	$3,321,807	$156,035,493	$2,603,239	$15,442,808

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $197.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be

22                         Invesco Emerging Markets Flexible Bond Fund

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$2,048,733	$2,048,733

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $80,906,220 and $80,337,487, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $1,778,594, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,082,770
Aggregate unrealized (depreciation) of investment securities	(209,372)
Net unrealized appreciation of investment securities	$2,873,398

Cost of investments is the same for tax and financial reporting purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	79,283	$517,268	143,177	$928,190
Class B	367	2,352	—	—
Class C	36,854	241,409	35,582	232,573
Class R	4,856	31,796	2,927	18,832
Class Y	170,436	1,118,192	58,493	379,745
Class R6(b)	1,872	12,192	4,090,830	25,979,109

Issued as reinvestment of dividends:
Class A	10,119	65,607	28,963	185,353
Class B	209	1,359	1,048	6,690
Class C	2,081	13,511	4,497	28,821
Class R	653	4,228	1,675	10,710
Class Y	1,297	8,417	1,801	11,513
Class R6	181,594	1,175,784	331,014	2,118,421

Automatic conversion of Class B shares to Class A shares:
Class A	5,093	33,442	20,241	130,337
Class B	(5,095)	(33,442)	(20,247)	(130,337)

Reacquired:
Class A	(242,553)	(1,586,744)	(326,629)	(2,109,730)
Class B	(4,521)	(29,223)	(5,922)	(37,656)
Class C	(36,663)	(238,436)	(61,797)	(403,138)
Class R	(4,970)	(32,191)	(17,762)	(111,598)
Class Y	(48,059)	(313,252)	(50,921)	(332,198)
Class R6	(1,966,897)	(13,005,146)	(645,466)	(4,174,559)
Net increase (decrease) in share activity	(1,814,044)	$(12,012,877)	3,591,504	$22,731,078

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 3,744,455 Class R6 shares valued at $23,739,847 were sold to affiliated mutual funds.

23                         Invesco Emerging Markets Flexible Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$6.53	$0.17	$0.06	$0.23	$(0.12)	$—	$—	$(0.12)	$6.64	3.57%	$4,283	1.23	%(e)	1.89	%(e)	5.14	%(e)	137%
Year ended 10/31/16	6.77	0.27	(0.25)	0.02	—	—	(0.26)	(0.26)	6.53	0.45	5,182	1.23		1.91		4.16		266
Year ended 10/31/15	8.49	0.41	(1.76)	(1.35)	—	—	(0.37)	(0.37)	6.77	(16.20)	6,282	1.24		1.89		5.46		50
Year ended 10/31/14	9.17	0.46	(0.77)	(0.31)	(0.06)	—	(0.31)	(0.37)	8.49	(3.44)	9,379	1.24		1.84		5.29		69
Year ended 10/31/13	9.88	0.48	(0.79)	(0.31)	(0.29)	—	(0.11)	(0.40)	9.17	(3.25)	12,998	1.24		1.77		4.96		31
Year ended 10/31/12	10.36	0.50	0.17	0.67	(0.88)	(0.24)	(0.03)	(1.15)	9.88	7.50	14,549	1.24		1.79		5.17		30
Class B
Six months ended 04/30/17	6.53	0.14	0.07	0.21	(0.10)	—	—	(0.10)	6.64	3.18	63	1.98	(e)	2.64	(e)	4.39	(e)	137
Year ended 10/31/16	6.77	0.22	(0.25)	(0.03)	—	—	(0.21)	(0.21)	6.53	(0.37)	121	1.98		2.66		3.41		266
Year ended 10/31/15	8.48	0.35	(1.75)	(1.40)	—	—	(0.31)	(0.31)	6.77	(16.72)	296	1.99		2.64		4.71		50
Year ended 10/31/14	9.16	0.40	(0.78)	(0.38)	(0.05)	—	(0.25)	(0.30)	8.48	(4.17)	349	1.99		2.59		4.54		69
Year ended 10/31/13	9.87	0.41	(0.79)	(0.38)	(0.22)	—	(0.11)	(0.33)	9.16	(3.98)	570	1.99		2.52		4.21		31
Year ended 10/31/12	10.35	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.87	6.70	856	1.99		2.54		4.42		30
Class C
Six months ended 04/30/17	6.54	0.14	0.06	0.20	(0.10)	—	—	(0.10)	6.64	3.03	1,229	1.98	(e)	2.64	(e)	4.39	(e)	137
Year ended 10/31/16	6.77	0.22	(0.24)	(0.02)	—	—	(0.21)	(0.21)	6.54	(0.21)	1,195	1.98		2.66		3.41		266
Year ended 10/31/15	8.49	0.35	(1.75)	(1.40)	—	—	(0.32)	(0.32)	6.77	(16.82)	1,385	1.99		2.64		4.71		50
Year ended 10/31/14	9.17	0.40	(0.78)	(0.38)	(0.05)	—	(0.25)	(0.30)	8.49	(4.16)	2,244	1.99		2.59		4.54		69
Year ended 10/31/13	9.88	0.41	(0.79)	(0.38)	(0.22)	—	(0.11)	(0.33)	9.17	(3.97)	3,532	1.99		2.52		4.21		31
Year ended 10/31/12	10.36	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.88	6.70	3,938	1.99		2.54		4.42		30
Class R
Six months ended 04/30/17	6.53	0.16	0.05	0.21	(0.11)	—	—	(0.11)	6.63	3.29	272	1.48	(e)	2.14	(e)	4.89	(e)	137
Year ended 10/31/16	6.76	0.25	(0.24)	0.01	—	—	(0.24)	(0.24)	6.53	0.33	264	1.48		2.16		3.91		266
Year ended 10/31/15	8.48	0.39	(1.76)	(1.37)	—	—	(0.35)	(0.35)	6.76	(16.43)	363	1.49		2.14		5.21		50
Year ended 10/31/14	9.17	0.44	(0.78)	(0.34)	(0.06)	—	(0.29)	(0.35)	8.48	(3.79)	460	1.49		2.09		5.04		69
Year ended 10/31/13	9.87	0.46	(0.78)	(0.32)	(0.27)	—	(0.11)	(0.38)	9.17	(3.39)	776	1.49		2.02		4.71		31
Year ended 10/31/12	10.36	0.48	0.16	0.64	(0.86)	(0.24)	(0.03)	(1.13)	9.87	7.13	946	1.49		2.04		4.92		30
Class Y
Six months ended 04/30/17	6.53	0.18	0.06	0.24	(0.13)	—	—	(0.13)	6.64	3.70	1,181	0.98	(e)	1.64	(e)	5.39	(e)	137
Year ended 10/31/16	6.77	0.29	(0.25)	0.04	—	—	(0.28)	(0.28)	6.53	0.72	354	0.98		1.66		4.41		266
Year ended 10/31/15	8.49	0.45	(1.78)	(1.33)	—	—	(0.39)	(0.39)	6.77	(15.99)	304	0.99		1.64		5.71		50
Year ended 10/31/14	9.17	0.49	(0.78)	(0.29)	(0.06)	—	(0.33)	(0.39)	8.49	(3.20)	2,911	0.99		1.59		5.54		69
Year ended 10/31/13	9.88	0.51	(0.79)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.17	(3.01)	1,529	0.99		1.52		5.21		31
Year ended 10/31/12	10.37	0.52	0.17	0.69	(0.91)	(0.24)	(0.03)	(1.18)	9.88	7.67	1,867	0.99		1.54		5.42		30
Class R5
Six months ended 04/30/17	6.53	0.18	0.05	0.23	(0.13)	—	—	(0.13)	6.63	3.55	7	0.98	(e)	1.26	(e)	5.39	(e)	137
Year ended 10/31/16	6.77	0.29	(0.25)	0.04	—	—	(0.28)	(0.28)	6.53	0.72	7	0.98		1.28		4.41		266
Year ended 10/31/15	8.48	0.45	(1.77)	(1.32)	—	—	(0.39)	(0.39)	6.77	(15.89)	7	0.99		1.34		5.71		50
Year ended 10/31/14	9.16	0.49	(0.78)	(0.29)	(0.06)	—	(0.33)	(0.39)	8.48	(3.20)	186	0.99		1.31		5.54		69
Year ended 10/31/13	9.87	0.51	(0.79)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.16	(3.01)	291	0.99		1.36		5.21		31
Year ended 10/31/12	10.35	0.52	0.18	0.70	(0.91)	(0.24)	(0.03)	(1.18)	9.87	7.78	457	0.99		1.28		5.42		30
Class R6
Six months ended 04/30/17	6.53	0.17	0.06	0.23	(0.13)	—	—	(0.13)	6.63	3.55	49,859	0.98	(e)	1.26	(e)	5.39	(e)	137
Year ended 10/31/16	6.77	0.29	(0.25)	0.04	—	—	(0.28)	(0.28)	6.53	0.73	60,702	0.98		1.28		4.41		266
Year ended 10/31/15	8.48	0.43	(1.75)	(1.32)	—	—	(0.39)	(0.39)	6.77	(15.89)	37,373	0.99		1.33		5.71		50
Year ended 10/31/14	9.16	0.49	(0.78)	(0.29)	(0.06)	—	(0.33)	(0.39)	8.48	(3.21)	39,617	0.99		1.30		5.54		69
Year ended 10/31/13	9.87	0.50	(0.78)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.16	(3.01)	33,125	0.99		1.29		5.21		31
Year ended 10/31/12(f)	9.83	0.06	0.01	0.07	(0.00)	—	(0.03)	(0.03)	9.87	0.66	30,375	0.99	(g)	1.26	(g)	5.42	(g)	30

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, which were less than $0.005 per share, for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,789, $92, $1,137, $257, $614, $7 and $60,029 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

24                         Invesco Emerging Markets Flexible Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,035.70	$6.26	$1,018.65	$6.21	1.24%
B	1,000.00	1,030.30	10.02	1,014.93	9.94	1.99
C	1,000.00	1,030.30	10.02	1,014.93	9.94	1.99
R	1,000.00	1,032.90	7.51	1,017.41	7.45	1.49
Y	1,000.00	1,035.50	5.00	1,019.89	4.96	0.99
R5	1,000.00	1,035.50	4.95	1,019.93	4.91	0.98
R6	1,000.00	1,035.50	4.95	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25                         Invesco Emerging Markets Flexible Bond Fund

Distribution Information

Correction Notice

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2016. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/13/16	Class A	$0.0504	$0.000	$0.0096	$0.0600
12/13/16	Class B	$0.0381	$0.000	$0.0096	$0.0477
12/13/16	Class C	$0.0382	$0.000	$0.0096	$0.0478
12/13/16	Class R	$0.0462	$0.000	$0.0096	$0.0558
12/13/16	Class Y	$0.0544	$0.000	$0.0096	$0.0640
12/13/16	Class R5	$0.0544	$0.000	$0.0096	$0.0640
12/13/16	Class R6	$0.0544	$0.000	$0.0096	$0.0640

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

26                         Invesco Emerging Markets Flexible Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Emerging Markets Flexible Bond Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	7,916,676	745,069	831,765	330,249
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	8,436,191	156,766	900,554	330,248
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	8,570,353	52,290	870,868	330,248

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

27                         Invesco Emerging Markets Flexible Bond Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin send-ing you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 Invesco Distributors, Inc. EMFB-SAR-1 06272017 0911

Semiannual Report to Shareholders	April 30, 2017

Invesco Emerging Markets Equity Fund
Nasdaq:
A: IEMAX ∎ C: IEMCX ∎ R: IEMRX ∎ Y: IEMYX ∎ R5: IEMIX ∎ R6: EMEFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.65%
Class C Shares	9.33
Class R Shares	9.48
Class Y Shares	9.89
Class R5 Shares	9.89
Class R6 Shares	9.89
MSCI EAFE Index▼ (Broad Market Index)	11.47
MSCI Emerging Markets Index▼ (Style-Specific Index)	8.88
Lipper Emerging Market Funds Index∎ (Peer Group Index)	9.66
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging markets funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Emerging Markets Equity Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (5/31/11)	-4.40%
5 Years	-1.54
1 Year	14.80

Class C Shares
Inception (5/31/11)	-4.20%
5 Years	-1.18
1 Year	19.57

Class R Shares
Inception (5/31/11)	-3.76%
5 Years	-0.70
1 Year	20.94

Class Y Shares
Inception (5/31/11)	-3.25%
5 Years	-0.17
1 Year	21.82

Class R5 Shares
Inception (5/31/11)	-3.26%
5 Years	-0.17
1 Year	21.82

Class R6 Shares
Inception	-3.31%
5 Years	-0.19
1 Year	21.63

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 1.59%, 1.09%, 1.09% and 1.09%, respectively.1 The

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/11)	-4.97%
5 Years	-2.42
1 Year	10.95

Class C Shares
Inception (5/31/11)	-4.76%
5 Years	-2.07
1 Year	15.56

Class R Shares
Inception (5/31/11)	-4.31%
5 Years	-1.61
1 Year	16.98

Class Y Shares
Inception (5/31/11)	-3.84%
5 Years	-1.10
1 Year	17.75

Class R5 Shares
Inception (5/31/11)	-3.81%
5 Years	-1.08
1 Year	17.72

Class R6 Shares
Inception	-3.87%
5 Years	-1.10
1 Year	17.72

total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.60%, 3.35%, 2.85%, 2.35%, 2.00% and 2.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco Emerging Markets Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Emerging Markets Equity Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.27%
Argentina–2.31%
Banco Macro S.A.–ADR	3,416	$292,820
Grupo Financiero Galicia S.A.–ADR	7,466	291,697
		584,517

Brazil–11.29%
Banco do Brasil S.A.	34,300	355,079
BB Seguridade Participacoes S.A.	34,000	320,258
Gerdau S.A.–Preference Shares	82,000	253,242
Grendene S.A.	53,800	417,922
MAHLE Metal Leve S.A.	42,000	267,492
Multiplus S.A.	25,000	307,886
Petróleo Brasileiro S.A.–Preference Shares(a)	116,800	514,203
Raia Drogasil S.A.	20,000	425,116
		2,861,198

China–21.30%
Baidu, Inc.–ADR(a)	4,043	728,670
Bank of China Ltd.–Class H	1,212,000	586,161
Nexteer Automotive Group Ltd.	241,000	375,517
PICC Property and Casualty Co. Ltd.–Class H	202,000	325,136
Ping An Insurance (Group) Co. of China Ltd.–Class H	76,000	427,103
Shenzhou International Group Holdings Ltd.	77,000	505,597
TAL Education Group–ADR(a)	3,378	402,354
Tencent Holdings Ltd.	42,400	1,326,772
Zhengzhou Yutong Bus Co., Ltd.–Class A	116,300	339,781
Zhuzhou CRRC Times Electric Co., Ltd.–Class H	73,300	376,812
		5,393,903

Hong Kong–4.27%
AIA Group Ltd.	98,400	681,225
Techtronic Industries Co. Ltd.	93,000	399,337
		1,080,562

India–10.01%
Asian Paints Ltd.	14,602	254,658
Britannia Industries Ltd.	4,766	269,184
Eicher Motors Ltd.(a)	861	350,231
HDFC Bank Ltd.	28,501	686,060
InterGlobe Aviation Ltd.–REGS(b)	18,796	323,529
Maruti Suzuki India Ltd.	3,021	306,604
Tata Consultancy Services Ltd.	9,774	345,822
		2,536,088

Indonesia–3.31%
PT Bank Negara Indonesia (Persero) Tbk	987,400	472,254
PT Bank Rakyat Indonesia (Persero) Tbk	379,900	367,673
		839,927

	Shares	Value
Malaysia–1.38%
My E.G. Services Bhd	712,400	$350,092

Mexico–3.47%
Banregio Grupo Financiero, S.A.B. de C.V.	68,000	392,671
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	5,390	485,316
		877,987

Peru–1.70%
Credicorp Ltd.	2,801	430,402

Russia–4.65%
Sberbank of Russia PJSC–ADR	63,308	752,732
Yandex N.V.–Class A(a)	15,582	424,765
		1,177,497

South Africa–4.18%
Clicks Group Ltd.	23,770	238,720
Naspers Ltd.–Class N	4,319	820,312
		1,059,032

South Korea–13.54%
AMOREPACIFIC Group	2,565	296,486
Hanssem Co., Ltd.	2,493	482,099
KEPCO Plant Service & Engineering Co., Ltd.	6,047	305,436
LOEN Entertainment, Inc.	4,396	339,003
Medy-Tox Inc.	643	282,713
Ottogi Corp.	608	393,879
Samsung Electronics Co., Ltd.	680	1,329,564
		3,429,180

Taiwan–10.03%
Eclat Textile Co., Ltd.	36,000	393,843
King Slide Works Co., Ltd.	32,000	492,023
President Chain Store Corp.	34,000	295,432
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	1,359,186
		2,540,484

Thailand–4.40%
Delta Electronics (Thailand) PCL	193,600	514,923
Kasikornbank PCL	69,600	372,246
Thanachart Capital PCL	166,500	227,199
		1,114,368

United States–1.43%
EPAM Systems, Inc.(a)	4,698	361,746
Total Common Stocks & Other Equity Interests (Cost $21,559,524)		24,636,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Markets Equity Fund

	Shares	Value
Money Market Funds–5.77%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	876,263	$876,263
Treasury Portfolio–Institutional Class, 0.63%(c)	584,175	584,175
Total Money Market Funds (Cost $1,460,438)		1,460,438
TOTAL INVESTMENTS–103.04% (Cost $23,019,962)		26,097,421
OTHER ASSETS LESS LIABILITIES–(3.04)%		(769,253)
NET ASSETS–100.00%		$25,328,168

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 1.28% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Financials	27.6%
Information Technology	26.6
Consumer Discretionary	19.8
Consumer Staples	9.5
Industrials	8.7
Energy	2.0
Materials	2.0
Health Care	1.1
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Markets Equity Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $21,559,524)	$24,636,983
Investments in affiliated money market funds, at value and cost	1,460,438
Total investments, at value (Cost $23,019,962)	26,097,421
Foreign currencies, at value (Cost $17,537)	17,417
Receivable for:
Investments sold	5,768,384
Fund shares sold	172,998
Dividends	24,619
Investment for trustee deferred compensation and retirement plans	19,089
Other assets	64,352
Total assets	32,164,280

Liabilities:
Payable for:
Fund shares reacquired	6,704,548
Accrued foreign taxes	36,898
Accrued fees to affiliates	17,555
Accrued trustees’ and officers’ fees and benefits	2,144
Accrued other operating expenses	55,066
Trustee deferred compensation and retirement plans	19,901
Total liabilities	6,836,112
Net assets applicable to shares outstanding	$25,328,168

Net assets consist of:
Shares of beneficial interest	$26,380,327
Undistributed net investment income (loss)	(31,782)
Undistributed net realized gain (loss)	(4,091,438)
Net unrealized appreciation	3,071,061
$25,328,168

Net Assets:
Class A	$13,829,083
Class C	$3,898,750
Class R	$1,599,459
Class Y	$4,356,215
Class R5	$1,644,546
Class R6	$115

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,770,279
Class C	511,672
Class R	206,524
Class Y	556,538
Class R5	210,073
Class R6	14.7
Class A:
Net asset value per share	$7.81
Maximum offering price per share
(Net asset value of $7.81 ÷ 94.50%)	$8.26
Class C:
Net asset value and offering price per share	$7.62
Class R:
Net asset value and offering price per share	$7.74
Class Y:
Net asset value and offering price per share	$7.83
Class R5:
Net asset value and offering price per share	$7.83
Class R6:
Net asset value and offering price per share	$7.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Markets Equity Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $21,827)	$189,487
Dividends from affiliated money market funds	1,209
Total investment income	190,696

Expenses:
Advisory fees	135,172
Administrative services fees	24,795
Custodian fees	22,766
Distribution fees:
Class A	14,520
Class C	16,060
Class R	3,284
Transfer agent fees — A, C, R and Y	34,965
Transfer agent fees — R5	12
Transfer agent fees — R6	53
Trustees’ and officers’ fees and benefits	8,637
Registration and filing fees	33,166
Reports to shareholders	13,694
Professional services fees	28,812
Other	8,909
Total expenses	344,845
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(146,092)
Net expenses	198,753
Net investment income (loss)	(8,057)

Realized and unrealized gain from:
Net realized gain from:
Investment securities (net of foreign taxes of $11,359)	1,782,012
Foreign currencies	27,599
1,809,611
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $(20,482))	1,033,693
Foreign currencies	(6,191)
1,027,502
Net realized and unrealized gain	2,837,113
Net increase in net assets resulting from operations	$2,829,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Emerging Markets Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(8,057)	$94,910
Net realized gain (loss)	1,809,611	(225,176)
Change in net unrealized appreciation	1,027,502	2,616,702
Net increase in net assets resulting from operations	2,829,056	2,486,436

Distributions to shareholders from net investment income:
Class A	(11,076)	—
Class Y	(17,401)	—
Class R5	(4,962)	—
Class R6	(22,501)	—
Total distributions from net investment income	(55,940)	—

Share transactions–net:
Class A	842,119	308,968
Class C	431,474	325,234
Class R	202,373	(42,617)
Class Y	(946,192)	886,210
Class R5	5,153	477,784
Class R6	(7,205,827)	(1,154,945)
Net increase (decrease) in net assets resulting from share transactions	(6,670,900)	800,634
Net increase (decrease) in net assets	(3,897,784)	3,287,070

Net assets:
Beginning of period	29,225,952	25,938,882
End of period (includes undistributed net investment income (loss) of $(31,782) and $32,215, respectively)	$25,328,168	$29,225,952

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Markets Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net

9                         Invesco Emerging Markets Equity Fund

asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco Emerging Markets Equity Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Emerging Markets Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.54%, 2.29%, 1.79%, 1.29%, 1.29% and 1.29%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $111,062 and reimbursed class level expenses of $19,029, $5,262, $2,152, $8,011, $12 and $53 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $3,523 in front-end sales commissions from the sale of Class A shares and $1,269 and $134 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

12                         Invesco Emerging Markets Equity Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $3,470,129 and from Level 2 to Level 1 of $4,265,798, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Argentina	$584,517	$—	$—	$584,517
Brazil	2,861,198	—	—	2,861,198
China	3,498,230	1,895,673	—	5,393,903
Hong Kong	1,080,562	—	—	1,080,562
India	1,610,069	926,019	—	2,536,088
Indonesia	839,927	—	—	839,927
Malaysia	—	350,092	—	350,092
Mexico	877,987	—	—	877,987
Peru	430,402	—	—	430,402
Russia	1,177,497	—	—	1,177,497
South Africa	1,059,032	—	—	1,059,032
South Korea	1,455,177	1,974,003	—	3,429,180
Taiwan	1,181,298	1,359,186	—	2,540,484
Thailand	887,169	227,199	—	1,114,368
United States	361,746	—	—	361,746
Money Market Funds	1,460,438	—	—	1,460,438
Total Investments	$19,365,249	$6,732,172	$—	$26,097,421

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $511.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Emerging Markets Equity Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,287,273	$1,553,686	$5,840,959

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $7,433,121 and $14,412,618, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,501,142
Aggregate unrealized (depreciation) of investment securities	(1,483,770)
Net unrealized appreciation of investment securities	$3,017,372

Cost of investments for tax purposes is $23,080,049.

14                         Invesco Emerging Markets Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	542,327	$3,946,983	568,397	$3,728,060
Class C	121,863	851,164	213,062	1,353,474
Class R	41,021	294,535	52,852	338,812
Class Y	336,919	2,407,942	176,392	1,205,752
Class R5	—	—	76,169	491,379
Class R6	50,407	334,289	98,907	603,936

Issued as reinvestment of dividends:
Class A	1,567	10,624	—	—
Class Y	2,442	16,585	—	—
Class R5	723	5,153	—	—
Class R6	3,309	22,501	—	—

Reacquired:
Class A	(437,500)	(3,115,488)	(516,029)	(3,419,092)
Class C	(62,085)	(419,690)	(161,069)	(1,028,240)
Class R	(13,247)	(92,162)	(56,971)	(381,429)
Class Y	(462,484)	(3,370,719)	(49,137)	(319,542)
Class R5	—	—	(2,300)	(13,595)
Class R6	(976,785)	(7,562,617)	(272,981)	(1,758,881)
Net increase (decrease) in share activity	(851,523)	$(6,670,900)	127,292	$800,634

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15                         Invesco Emerging Markets Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$7.13	$(0.00)	$0.69	$0.69	$(0.01)	$—	$(0.01)	$7.81	9.65%	$13,829	1.39	%(d)	2.49	%(d)	(0.07	)%(d)	27%
Year ended 10/31/16	6.53	0.02	0.58	0.60	—	—	—	7.13	9.19	11,855	1.66		2.59		0.33		47
Year ended 10/31/15	7.58	0.02	(1.04)	(1.02)	(0.03)	—	(0.03)	6.53	(13.45)	10,516	1.85		2.58		0.23		97
Year ended 10/31/14	7.61	0.06	(0.03)	0.03	(0.06)	—	(0.06)	7.58	0.44	10,654	1.85		2.57		0.74		94
Year ended 10/31/13	7.61	0.05	0.03	0.08	(0.08)	—	(0.08)	7.61	1.06	15,284	1.85		2.75		0.68		41
Year ended 10/31/12	8.07	0.11	(0.47)	(0.36)	(0.07)	(0.03)	(0.10)	7.61	(4.51)	10,187	1.85		3.44		1.36		34
Class C
Six months ended 04/30/17	6.97	(0.03)	0.68	0.65	—	—	—	7.62	9.33	3,899	2.14	(d)	3.24	(d)	(0.82	)(d)	27
Year ended 10/31/16	6.43	(0.03)	0.57	0.54	—	—	—	6.97	8.40	3,149	2.41		3.34		(0.42)		47
Year ended 10/31/15	7.49	(0.04)	(1.02)	(1.06)	—	—	—	6.43	(14.15)	2,572	2.60		3.33		(0.52)		97
Year ended 10/31/14	7.55	—	(0.03)	(0.03)	(0.03)	—	(0.03)	7.49	(0.40)	2,825	2.60		3.32		(0.01)		94
Year ended 10/31/13	7.55	(0.01)	0.04	0.03	(0.03)	—	(0.03)	7.55	0.40	2,191	2.60		3.50		(0.07)		41
Year ended 10/31/12	8.05	0.04	(0.47)	(0.43)	(0.04)	(0.03)	(0.07)	7.55	(5.28)	1,150	2.60		4.19		0.61		34
Class R
Six months ended 04/30/17	7.07	(0.01)	0.68	0.67	—	—	—	7.74	9.48	1,599	1.64	(d)	2.74	(d)	(0.32	)(d)	27
Year ended 10/31/16	6.50	0.01	0.56	0.57	—	—	—	7.07	8.77	1,263	1.91		2.84		0.08		47
Year ended 10/31/15	7.55	(0.00)	(1.03)	(1.03)	(0.02)	—	(0.02)	6.50	(13.71)	1,188	2.10		2.83		(0.02)		97
Year ended 10/31/14	7.59	0.04	(0.03)	0.01	(0.05)	—	(0.05)	7.55	0.17	1,341	2.10		2.82		0.49		94
Year ended 10/31/13	7.58	0.03	0.04	0.07	(0.06)	—	(0.06)	7.59	0.97	739	2.10		3.00		0.43		41
Year ended 10/31/12	8.06	0.08	(0.47)	(0.39)	(0.06)	(0.03)	(0.09)	7.58	(4.86)	76	2.10		3.69	(e)	1.11		34
Class Y
Six months ended 04/30/17	7.15	0.01	0.69	0.70	(0.02)	—	(0.02)	7.83	9.89	4,356	1.14	(d)	2.24	(d)	0.18	(d)	27
Year ended 10/31/16	6.53	0.04	0.58	0.62	—	—	—	7.15	9.49	4,858	1.41		2.34		0.58		47
Year ended 10/31/15	7.59	0.03	(1.04)	(1.01)	(0.05)	—	(0.05)	6.53	(13.28)	3,607	1.60		2.33		0.48		97
Year ended 10/31/14	7.62	0.08	(0.04)	0.04	(0.07)	—	(0.07)	7.59	0.60	3,295	1.60		2.32		0.99		94
Year ended 10/31/13	7.61	0.07	0.04	0.11	(0.10)	—	(0.10)	7.62	1.42	442	1.60		2.50		0.93		41
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	281	1.60		3.19		1.61		34
Class R5
Six months ended 04/30/17	7.15	0.01	0.69	0.70	(0.02)	—	(0.02)	7.83	9.89	1,645	1.14	(d)	1.91	(d)	0.18	(d)	27
Year ended 10/31/16	6.53	0.04	0.58	0.62	—	—	—	7.15	9.49	1,497	1.41		1.99		0.58		47
Year ended 10/31/15	7.60	0.03	(1.05)	(1.02)	(0.05)	—	(0.05)	6.53	(13.40)	885	1.60		1.98		0.48		97
Year ended 10/31/14	7.62	0.07	(0.02)	0.05	(0.07)	—	(0.07)	7.60	0.74	896	1.60		2.02		0.99		94
Year ended 10/31/13	7.61	0.07	0.04	0.11	(0.10)	—	(0.10)	7.62	1.42	366	1.60		2.26		0.93		41
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	118	1.60		2.90		1.61		34
Class R6
Six months ended 04/30/17	7.15	0.01	0.68	0.69	(0.02)	—	(0.02)	7.82	9.75	1	1.14	(d)	1.91	(d)	0.18	(d)	27
Year ended 10/31/16	6.54	0.04	0.57	0.61	—	—	—	7.15	9.33	6,604	1.41		1.99		0.58		47
Year ended 10/31/15	7.60	0.03	(1.04)	(1.01)	(0.05)	—	(0.05)	6.54	(13.26)	7,171	1.60		1.98		0.48		97
Year ended 10/31/14	7.62	0.07	(0.02)	0.05	(0.07)	—	(0.07)	7.60	0.73	8,116	1.60		2.00		0.99		94
Year ended 10/31/13	7.62	0.07	0.03	0.10	(0.10)	—	(0.10)	7.62	1.28	8,619	1.60		2.21		0.93		41
Year ended 10/31/12(e)	7.85	0.01	(0.24)	(0.23)	—	—	—	7.62	(2.93)	7,488	1.60	(f)	1.79	(f)	1.61	(f)	34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,712, $3,239, $1,324, $4,931, $1,493 and $6,455 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

16                         Invesco Emerging Markets Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,096.50	$7.23	$1,017.90	$6.95	1.39%
C	1,000.00	1,093.30	11.11	1,014.18	10.69	2.14
R	1,000.00	1,094.80	8.52	1,016.66	8.20	1.64
Y	1,000.00	1,098.90	5.93	1,019.14	5.71	1.14
R5	1,000.00	1,098.90	5.93	1,019.14	5.71	1.14
R6	1,000.00	1,098.90	5.93	1,019.14	5.71	1.14

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.91, $10.80, $8.21, $5.62, $5.62 and $5.62 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.66, $10.39, $7.90, $5.41, $5.41 and $5.41 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco Emerging Markets Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Emerging Markets Equity Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Emerging Markets Equity Fund did not receive sufficient shareholder votes to pass Proposal 3.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,822,456	180,202	120,444	656,133
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	1,936,555	66,316	120,234	656,130
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,880,226	153,035	89,841	656,133

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Emerging Markets Equity Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 Invesco Distributors, Inc. EME-SAR-1 06052017 1153

Semiannual Report to Shareholders	April 30, 2017

Invesco Endeavor Fund
Nasdaq:
A: ATDAX ∎ B: ATDBX ∎ C: ATDCX ∎ R: ATDRX ∎ Y: ATDYX ∎ R5: ATDIX ∎ R6: ATDFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.67%
Class B Shares	17.29
Class C Shares	17.28
Class R Shares	17.55
Class Y Shares	17.82
Class R5 Shares	17.88
Class R6 Shares	17.92
S&P 500 Index▼ (Broad Market Index)	13.32
Russell Midcap Index▼ (Style-Specific Index)	12.94
Lipper Mid-Cap Core Funds Index∎ (Peer Group Index)	13.83
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.15%
10 Years	5.81
5 Years	9.80
1 Year	11.20

Class B Shares
Inception (11/4/03)	9.13%
10 Years	5.78
5 Years	9.95
1 Year	11.83

Class C Shares
Inception (11/4/03)	8.81%
10 Years	5.62
5 Years	10.23
1 Year	15.82

Class R Shares
Inception (4/30/04)	9.01%
10 Years	6.16
5 Years	10.77
1 Year	17.41

Class Y Shares
10 Years	6.65%
5 Years	11.33
1 Year	18.03

Class R5 Shares
Inception (4/30/04)	9.78%
10 Years	6.91
5 Years	11.47
1 Year	18.14

Class R6 Shares
10 Years	6.64%
5 Years	11.52
1 Year	18.25

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.15%
10 Years	6.02
5 Years	9.04
1 Year	14.77

Class B Shares
Inception (11/4/03)	9.13%
10 Years	5.99
5 Years	9.19
1 Year	15.50

Class C Shares
Inception (11/4/03)	8.81%
10 Years	5.84
5 Years	9.46
1 Year	19.49

Class R Shares
Inception (4/30/04)	9.01%
10 Years	6.37
5 Years	10.00
1 Year	21.13

Class Y Shares
10 Years	6.86%
5 Years	10.56
1 Year	21.73

Class R5 Shares
Inception (4/30/04)	9.78%
10 Years	7.13
5 Years	10.69
1 Year	21.89

Class R6 Shares
10 Years	6.85%
5 Years	10.75
1 Year	21.99

sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 2.11%, 1.61%, 1.11%, 0.96% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was

1.38%, 2.13%, 2.13%, 1.63%, 1.13%, 0.98% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–81.18%
Agricultural & Farm Machinery–3.08%
Deere & Co.	77,663	$8,667,967

Air Freight & Logistics–3.19%
Echo Global Logistics, Inc.(b)	478,106	8,964,488

Airlines–3.86%
Ryanair Holdings PLC–ADR (Ireland)(b)	118,205	10,866,586

Apparel Retail–2.71%
Ross Stores, Inc.	117,258	7,621,770

Asset Management & Custody Banks–8.15%
Affiliated Managers Group, Inc.	64,548	10,688,503
Oaktree Capital Group LLC	260,639	12,250,033
		22,938,536

Automotive Retail–2.65%
CarMax, Inc.(b)	127,365	7,450,853

Communications Equipment–2.73%
Plantronics, Inc.	140,664	7,680,254

Construction & Engineering–1.93%
Orion Group Holdings, Inc.(b)	719,419	5,431,613

Consumer Finance–5.23%
Encore Capital Group, Inc.(b)	440,951	14,705,716

Data Processing & Outsourced Services–2.62%
Alliance Data Systems Corp.	29,496	7,363,086

Diversified Banks–2.46%
Bank of America Corp.	296,623	6,923,181

Education Services–1.05%
Capella Education Co.	31,061	2,960,113

Environmental & Facilities Services–2.38%
Stericycle, Inc.(b)	78,494	6,698,678

Health Care Distributors–3.12%
McKesson Corp.	63,456	8,775,330

Health Care Equipment–3.69%
Zimmer Biomet Holdings, Inc.	86,838	10,390,167

Integrated Oil & Gas–1.87%
Cenovus Energy Inc. (Canada)	527,548	5,259,443

IT Consulting & Other Services–4.66%
Cognizant Technology Solutions Corp.– Class A(b)	217,619	13,107,192

	Shares	Value
Life & Health Insurance–2.14%
Unum Group	129,950	$6,020,584

Managed Health Care–3.45%
UnitedHealth Group Inc.	55,522	9,709,687

Multi-Line Insurance–2.08%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	226,500	5,866,164

Oil & Gas Equipment & Services–0.61%
Newalta Corp. (Canada)(b)	1,135,958	1,705,830

Oil & Gas Exploration & Production–2.29%
Devon Energy Corp.	162,954	6,435,053

Real Estate Operating Companies–5.67%
Brookfield Property Partners L.P.	714,271	15,963,957

Systems Software–2.54%
Check Point Software Technologies Ltd. (Israel)(b)	68,628	7,137,998

Technology Distributors–1.02%
CDW Corp.	48,340	2,856,411

Trading Companies & Distributors–6.00%
Grafton Group PLC (United Kingdom)(c)	569,351	5,497,492
Titan Machinery, Inc.(b)	718,860	11,393,931
		16,891,423
Total Common Stocks & Other Equity Interests (Cost $185,147,632)		228,392,080

Money Market Funds–19.48%
Government & Agency Portfolio–Institutional Class, 0.67%(d)	32,884,485	32,884,485
Treasury Portfolio–Institutional Class, 0.63%(d)	21,922,990	21,922,990
Total Money Market Funds (Cost $54,807,475)		54,807,475
TOTAL INVESTMENTS–100.66% (Cost $239,955,107)		283,199,555
OTHER ASSETS LESS LIABILITIES–(0.66)%		(1,857,062)
NET ASSETS–100.00%		$281,342,493

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Endeavor Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Industrials	20.4%
Financials	20.1
Information Technology	13.5
Health Care	10.3
Consumer Discretionary	6.4
Real Estate	5.7
Energy	4.8
Money Market Funds Plus Other Assets Less Liabilities	18.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $185,147,632)	$228,392,080
Investments in affiliated money market funds, at value and cost	54,807,475
Total investments, at value (Cost $239,955,107)	283,199,555
Foreign currencies, at value (Cost $175)	180
Receivable for:
Fund shares sold	205,356
Dividends	213,265
Investment for trustee deferred compensation and retirement plans	67,229
Other assets	47,333
Total assets	283,732,918

Liabilities:
Payable for:
Fund shares reacquired	2,053,036
Accrued fees to affiliates	170,229
Accrued trustees’ and officers’ fees and benefits	3,084
Accrued other operating expenses	87,688
Trustee deferred compensation and retirement plans	76,388
Total liabilities	2,390,425
Net assets applicable to shares outstanding	$281,342,493

Net assets consist of:
Shares of beneficial interest	$229,292,982
Undistributed net investment income (loss)	(504,082)
Undistributed net realized gain	9,323,126
Net unrealized appreciation	43,230,467
$281,342,493

Net Assets:
Class A	$123,783,370
Class B	$902,548
Class C	$33,950,438
Class R	$16,652,656
Class Y	$34,772,562
Class R5	$22,998,594
Class R6	$48,282,325

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,313,649
Class B	52,278
Class C	1,964,905
Class R	880,278
Class Y	1,727,797
Class R5	1,112,589
Class R6	2,325,697
Class A:
Net asset value per share	$19.61
Maximum offering price per share
(Net asset value of $19.61 ÷ 94.50%)	$20.75
Class B:
Net asset value and offering price per share	$17.26
Class C:
Net asset value and offering price per share	$17.28
Class R:
Net asset value and offering price per share	$18.92
Class Y:
Net asset value and offering price per share	$20.13
Class R5:
Net asset value and offering price per share	$20.67
Class R6:
Net asset value and offering price per share	$20.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,952)	$1,430,336
Dividends from affiliated money market funds	111,584
Total investment income	1,541,920

Expenses:
Advisory fees	1,056,143
Administrative services fees	47,566
Custodian fees	6,935
Distribution fees:
Class A	162,224
Class B	5,574
Class C	180,880
Class R	44,787
Transfer agent fees — A, B, C, R and Y	234,563
Transfer agent fees — R5	10,301
Transfer agent fees — R6	1,942
Trustees’ and officers’ fees and benefits	11,144
Registration and filing fees	45,054
Reports to shareholders	53,733
Professional services fees	28,814
Other	10,978
Total expenses	1,900,638
Less: Fees waived and expense offset arrangement(s)	(28,590)
Net expenses	1,872,048
Net investment income (loss)	(330,128)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,778,603
Foreign currencies	(6,178)
10,772,425
Change in net unrealized appreciation of:
Investment securities	34,456,051
Foreign currencies	3,446
34,459,497
Net realized and unrealized gain	45,231,922
Net increase in net assets resulting from operations	$44,901,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(330,128)	$(222,686)
Net realized gain	10,772,425	7,951,256
Change in net unrealized appreciation (depreciation)	34,459,497	(9,947,929)
Net increase (decrease) in net assets resulting from operations	44,901,794	(2,219,359)

Distributions to shareholders from net realized gains:
Class A	(4,123,391)	(16,953,146)
Class B	(43,928)	(267,843)
Class C	(1,328,360)	(5,458,567)
Class R	(621,912)	(3,009,806)
Class Y	(659,733)	(4,208,147)
Class R5	(702,518)	(3,853,359)
Class R6	(1,523,967)	(10,628,285)
Total distributions from net realized gains	(9,003,809)	(44,379,153)

Share transactions–net:
Class A	(8,134,519)	(16,330,124)
Class B	(367,563)	(752,329)
Class C	(1,031,758)	(6,649,697)
Class R	(3,113,873)	(4,522,551)
Class Y	11,911,496	(15,501,361)
Class R5	(1,237,031)	(9,049,506)
Class R6	(9,398,180)	(26,818,592)
Net increase (decrease) in net assets resulting from share transactions	(11,371,428)	(79,624,160)
Net increase (decrease) in net assets	24,526,557	(126,222,672)

Net assets:
Beginning of period	256,815,936	383,038,608
End of period (includes undistributed net investment income (loss) of $(504,082) and $(173,954), respectively)	$281,342,493	$256,815,936

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Endeavor Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Endeavor Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

11                         Invesco Endeavor Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $26,235.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $17,824 in front-end sales commissions from the sale of Class A shares and $772 and $1,041 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Endeavor Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$222,525,916	$5,866,164	$—	$228,392,080
Money Market Funds	54,807,475	—	—	54,807,475
Total Investments	$277,333,391	$5,866,164	$—	$283,199,555

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 04/30/17	Dividend Income
Orion Group Holdings, Inc.(a)	$13,290,170	$—	$(8,920,928)	$(804,979)	$1,867,350	$5,431,613	$—

(a)	As of April 30, 2017, this security is no longer considered as an affiliate of the fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,355.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Endeavor Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $16,244,517 and $52,382,889, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$65,110,541
Aggregate unrealized (depreciation) of investment securities	(22,835,649)
Net unrealized appreciation of investment securities	$42,274,892

Cost of investments for tax purposes is $240,924,663.

14                         Invesco Endeavor Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,087,759	$20,880,149	860,186	$14,340,623
Class B	5,923	100,319	2,418	36,076
Class C	450,227	7,602,279	178,482	2,641,468
Class R	160,120	2,976,356	207,312	3,306,725
Class Y	929,869	18,492,645	343,957	5,943,184
Class R5	128,882	2,615,496	202,044	3,521,471
Class R6	9,191	187,534	336,427	6,002,904

Issued as reinvestment of dividends:
Class A	206,427	3,942,760	1,016,193	16,015,191
Class B	2,559	43,175	18,509	260,602
Class C	75,693	1,277,699	365,900	5,155,537
Class R	33,598	619,884	196,832	3,007,596
Class Y	32,317	633,083	197,663	3,184,354
Class R5	34,726	698,331	229,868	3,792,828
Class R6	75,481	1,523,967	642,192	10,628,285

Automatic conversion of Class B shares to Class A shares:
Class A	16,482	318,399	41,420	690,224
Class B	(18,679)	(318,399)	(46,444)	(690,224)

Reacquired:
Class A	(1,722,883)	(33,275,827)	(2,835,913)	(47,376,162)
Class B	(11,394)	(192,658)	(23,972)	(358,783)
Class C	(582,781)	(9,911,736)	(973,922)	(14,446,702)
Class R	(364,447)	(6,710,113)	(676,277)	(10,836,872)
Class Y	(366,834)	(7,214,232)	(1,464,934)	(24,628,899)
Class R5	(224,642)	(4,550,858)	(944,280)	(16,363,805)
Class R6(b)	(552,991)	(11,109,681)	(2,719,196)	(43,449,781)
Net increase (decrease) in share activity	(595,397)	$(11,371,428)	(4,845,535)	$(79,624,160)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 2,004,623 Class R6 shares valued at $30,931,333 were redeemed by affiliated mutual funds.

15                         Invesco Endeavor Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$17.19	$(0.02)	$3.04	$3.02	$—	$(0.60)	$(0.60)	$19.61	17.67%	$123,783	1.34	%(d)	1.36	%(d)	(0.26	)%(d)	7%
Year ended 10/31/16	19.30	(0.02)	0.21	0.19	—	(2.30)	(2.30)	17.19	2.08	115,588	1.34		1.36		(0.12)		28
Year ended 10/31/15	22.57	(0.01)	(1.25)	(1.26)	—	(2.01)	(2.01)	19.30	(5.80)	147,504	1.26		1.29		(0.04)		27
Year ended 10/31/14	21.18	(0.09)	2.35	2.26	(0.01)	(0.86)	(0.87)	22.57	11.13	192,326	1.26		1.29		(0.43)		27
Year ended 10/31/13	18.19	(0.00)	4.78	4.78	(0.06)	(1.73)	(1.79)	21.18	28.78	180,568	1.26		1.30		(0.02)		20
Year ended 10/31/12	16.36	(0.08)	1.98	1.90	—	(0.07)	(0.07)	18.19	11.70	102,508	1.34		1.37		(0.41)		37
Class B
Six months ended 04/30/17	15.25	(0.08)	2.69	2.61	—	(0.60)	(0.60)	17.26	17.22	903	2.09	(d)	2.11	(d)	(1.01	)(d)	7
Year ended 10/31/16	17.52	(0.13)	0.16	0.03	—	(2.30)	(2.30)	15.25	1.28	1,127	2.09		2.11		(0.87)		28
Year ended 10/31/15	20.82	(0.15)	(1.14)	(1.29)	—	(2.01)	(2.01)	17.52	(6.50)	2,161	2.01		2.04		(0.79)		27
Year ended 10/31/14	19.74	(0.24)	2.18	1.94	—	(0.86)	(0.86)	20.82	10.27	4,855	2.01		2.04		(1.18)		27
Year ended 10/31/13	17.16	(0.14)	4.49	4.35	(0.04)	(1.73)	(1.77)	19.74	27.89	5,921	2.01		2.05		(0.77)		20
Year ended 10/31/12	15.55	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.16	10.89	6,195	2.09		2.12		(1.16)		37
Class C
Six months ended 04/30/17	15.26	(0.08)	2.70	2.62	—	(0.60)	(0.60)	17.28	17.28	33,950	2.09	(d)	2.11	(d)	(1.01	)(d)	7
Year ended 10/31/16	17.53	(0.13)	0.16	0.03	—	(2.30)	(2.30)	15.26	1.27	30,857	2.09		2.11		(0.87)		28
Year ended 10/31/15	20.83	(0.15)	(1.14)	(1.29)	—	(2.01)	(2.01)	17.53	(6.49)	42,965	2.01		2.04		(0.79)		27
Year ended 10/31/14	19.75	(0.24)	2.18	1.94	—	(0.86)	(0.86)	20.83	10.27	53,542	2.01		2.04		(1.18)		27
Year ended 10/31/13	17.17	(0.14)	4.49	4.35	(0.04)	(1.73)	(1.77)	19.75	27.87	49,344	2.01		2.05		(0.77)		20
Year ended 10/31/12	15.56	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.17	10.88	26,513	2.09		2.12		(1.16)		37
Class R
Six months ended 04/30/17	16.62	(0.05)	2.95	2.90	—	(0.60)	(0.60)	18.92	17.55	16,653	1.59	(d)	1.61	(d)	(0.51	)(d)	7
Year ended 10/31/16	18.78	(0.06)	0.20	0.14	—	(2.30)	(2.30)	16.62	1.83	17,469	1.59		1.61		(0.37)		28
Year ended 10/31/15	22.08	(0.06)	(1.23)	(1.29)	—	(2.01)	(2.01)	18.78	(6.09)	24,855	1.51		1.54		(0.29)		27
Year ended 10/31/14	20.77	(0.14)	2.31	2.17	—	(0.86)	(0.86)	22.08	10.89	34,634	1.51		1.54		(0.68)		27
Year ended 10/31/13	17.91	(0.05)	4.69	4.64	(0.05)	(1.73)	(1.78)	20.77	28.43	34,556	1.51		1.55		(0.27)		20
Year ended 10/31/12	16.14	(0.11)	1.95	1.84	—	(0.07)	(0.07)	17.91	11.49	23,412	1.59		1.62		(0.66)		37
Class Y
Six months ended 04/30/17	17.61	(0.00)	3.12	3.12	—	(0.60)	(0.60)	20.13	17.82	34,773	1.09	(d)	1.11	(d)	(0.01	)(d)	7
Year ended 10/31/16	19.66	0.02	0.23	0.25	—	(2.30)	(2.30)	17.61	2.37	19,938	1.09		1.11		0.13		28
Year ended 10/31/15	22.91	0.04	(1.28)	(1.24)	—	(2.01)	(2.01)	19.66	(5.61)	40,425	1.01		1.04		0.21		27
Year ended 10/31/14	21.48	(0.04)	2.38	2.34	(0.05)	(0.86)	(0.91)	22.91	11.39	71,898	1.01		1.04		(0.18)		27
Year ended 10/31/13	18.38	0.05	4.84	4.89	(0.06)	(1.73)	(1.79)	21.48	29.15	92,483	1.01		1.05		0.23		20
Year ended 10/31/12	16.49	(0.03)	1.99	1.96	—	(0.07)	(0.07)	18.38	11.97	22,529	1.09		1.12		(0.16)		37
Class R5
Six months ended 04/30/17	18.06	0.01	3.20	3.21	—	(0.60)	(0.60)	20.67	17.88	22,999	0.95	(d)	0.97	(d)	0.13	(d)	7
Year ended 10/31/16	20.08	0.05	0.23	0.28	—	(2.30)	(2.30)	18.06	2.49	21,192	0.94		0.96		0.28		28
Year ended 10/31/15	23.32	0.07	(1.30)	(1.23)	—	(2.01)	(2.01)	20.08	(5.46)	33,854	0.89		0.92		0.33		27
Year ended 10/31/14	21.84	(0.02)	2.43	2.41	(0.07)	(0.86)	(0.93)	23.32	11.51	49,356	0.90		0.93		(0.07)		27
Year ended 10/31/13	18.65	0.07	4.92	4.99	(0.07)	(1.73)	(1.80)	21.84	29.24	31,593	0.91		0.95		0.33		20
Year ended 10/31/12	16.69	0.01	2.02	2.03	—	(0.07)	(0.07)	18.65	12.25	16,677	0.87		0.90		0.06		37
Class R6
Six months ended 04/30/17	18.13	0.02	3.21	3.23	—	(0.60)	(0.60)	20.76	17.92	48,282	0.87	(d)	0.89	(d)	0.21	(d)	7
Year ended 10/31/16	20.13	0.06	0.24	0.30	—	(2.30)	(2.30)	18.13	2.59	50,645	0.85		0.87		0.37		28
Year ended 10/31/15	23.35	0.09	(1.30)	(1.21)	—	(2.01)	(2.01)	20.13	(5.36)	91,275	0.80		0.83		0.42		27
Year ended 10/31/14	21.86	0.01	2.42	2.43	(0.08)	(0.86)	(0.94)	23.35	11.62	100,410	0.81		0.84		0.02		27
Year ended 10/31/13	18.65	0.08	4.93	5.01	(0.07)	(1.73)	(1.80)	21.86	29.37	90,291	0.82		0.86		0.42		20
Year ended 10/31/12(e)	18.97	0.00	(0.32)	(0.32)	—	—	—	18.65	(1.69)	74,513	0.83	(f)	0.86	(f)	0.10	(f)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $130,854, $1,124, $36,476, $18,063, $26,404, $23,929 and $49,765 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

16                         Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,176.70	$7.23	$1,018.15	$6.71	1.34%
B	1,000.00	1,172.90	11.26	1,014.43	10.44	2.09
C	1,000.00	1,172.80	11.26	1,014.43	10.44	2.09
R	1,000.00	1,175.50	8.58	1,016.91	7.95	1.59
Y	1,000.00	1,178.20	5.89	1,019.39	5.46	1.09
R5	1,000.00	1,178.80	5.13	1,020.08	4.76	0.95
R6	1,000.00	1,179.20	4.70	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Endeavor Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Endeavor Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	5,979,068	550,626	311,089	1,913,851
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	6,193,953	340,314	306,524	1,913,843
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	6,112,749	377,867	350,168	1,913,850

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Endeavor Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                            Invesco Distributors, Inc.                                                                                  END-SAR-1            06092017    1520

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Health Care Fund
Nasdaq:
A: GGHCX ∎ B: GTHBX ∎ C: GTHCX ∎ Y: GGHYX ∎ Investor: GTHIX ∎ R6: GGHSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.62%
Class B Shares	13.24
Class C Shares	13.22
Class Y Shares	13.78
Investor Class Shares	13.65
Class R6 Shares*	13.68
MSCI World Index▼ (Broad Market Index)	12.12
MSCI World Health Care Index▼ (Style-Specific Index)	12.32
Lipper Global Health/Biotechnology Funds Index∎ (Peer Group Index)	13.32
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Health Care Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	10.53%
10 Years	7.40
5 Years	11.76
1 Year	2.51

Class B Shares
Inception (4/1/93)	10.70%
10 Years	7.36
5 Years	11.95
1 Year	2.69

Class C Shares
Inception (3/1/99)	7.97%
10 Years	7.20
5 Years	12.19
1 Year	6.68

Class Y Shares
10 Years	8.24%
5 Years	13.32
1 Year	8.77

Investor Class Shares
Inception (7/15/05)	8.39%
10 Years	8.01
5 Years	13.04
1 Year	8.51

Class R6 Shares
10 Years	8.02%
5 Years	13.04
1 Year	8.54

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	10.49%
10 Years	7.74
5 Years	11.44
1 Year	4.40

Class B Shares
Inception (4/1/93)	10.65%
10 Years	7.70
5 Years	11.62
1 Year	4.65

Class C Shares
Inception (3/1/99)	7.90%
10 Years	7.54
5 Years	11.86
1 Year	8.63

Class Y Shares
10 Years	8.58%
5 Years	12.99
1 Year	10.77

Investor Class Shares
Inception (7/15/05)	8.28%
10 Years	8.35
5 Years	12.71
1 Year	10.49

you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares was 1.09%, 1.84%, 1.84%, 0.84%, 1.09% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Global Health Care Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.02%
Biotechnology–36.86%
ACADIA Pharmaceuticals Inc.(b)	181,196	$6,220,459
Alder Biopharmaceuticals, Inc.(b)	254,001	5,092,720
Alexion Pharmaceuticals, Inc.(b)	191,416	24,459,136
Amgen Inc.	191,515	31,278,230
Array BioPharma Inc.(b)	1,273,524	11,041,453
BioCryst Pharmaceuticals, Inc.(b)	639,339	4,053,409
Biogen Inc.(b)	196,323	53,244,761
BioMarin Pharmaceutical Inc.(b)	552,395	52,941,537
bluebird bio, Inc.(b)	148,199	13,182,301
Celgene Corp.(b)	690,466	85,652,307
Clovis Oncology Inc.(b)	215,548	12,478,074
DBV Technologies S.A.–ADR (France)(b)	353,836	12,501,026
Exact Sciences Corp.(b)	464,547	13,941,055
Heron Therapeutics, Inc.(b)	387,434	5,947,112
Incyte Corp.(b)	280,526	34,863,771
Neurocrine Biosciences, Inc.(b)	177,885	9,499,059
Prothena Corp. PLC (Ireland)(b)	168,684	9,130,865
REGENXBIO Inc.(b)	199,588	4,171,389
Sarepta Therapeutics, Inc.(b)	234,526	8,503,913
Shire PLC–ADR	405,133	71,692,336
Spark Therapeutics, Inc.(b)	82,758	4,797,481
TESARO, Inc.(b)	47,691	7,038,715
Ultragenyx Pharmaceutical Inc.(b)	103,860	6,687,545
Vertex Pharmaceuticals Inc.(b)	352,493	41,699,922
		530,118,576

Drug Retail–0.49%
Raia Drogasil S.A. (Brazil)	331,578	7,047,959

Health Care Distributors–1.43%
Cardinal Health, Inc.	144,117	10,461,453
McKesson Corp.	73,330	10,140,806
		20,602,259

Health Care Equipment–6.44%
Edwards Lifesciences Corp.(b)	150,439	16,498,645
Olympus Corp. (Japan)	637,900	24,585,916
ResMed Inc.	194,236	13,206,106
Wright Medical Group N.V.(b)	799,968	24,311,028
Zimmer Biomet Holdings, Inc.	117,091	14,009,938
		92,611,633

Health Care Facilities–2.75%
Brookdale Senior Living Inc.(b)	467,826	6,077,060
HCA Holdings, Inc.(b)	164,633	13,863,745
Tenet Healthcare Corp.(b)	553,317	8,670,477
Universal Health Services, Inc.–Class B	90,836	10,969,355
		39,580,637

	Shares	Value
Health Care Services–0.60%
Envision Healthcare Corp.(b)	153,499	$8,600,549

Health Care Supplies–1.61%
DENTSPLY SIRONA Inc.	365,031	23,084,560

Life Sciences Tools & Services–6.36%
Agilent Technologies, Inc.	263,763	14,520,153
Illumina, Inc.(b)	86,681	16,023,850
Thermo Fisher Scientific, Inc.	368,691	60,955,683
		91,499,686

Managed Health Care–10.84%
Aetna Inc.	274,020	37,011,881
Anthem, Inc.	110,623	19,678,726
Centene Corp.(b)	203,348	15,129,091
HealthEquity, Inc.(b)	164,469	7,486,629
Humana Inc.	124,402	27,614,756
Molina Healthcare, Inc.(b)	148,157	7,376,737
Qualicorp S.A. (Brazil)	667,900	4,756,808
UnitedHealth Group Inc.	210,381	36,791,429
		155,846,057

Pharmaceuticals–28.64%
Aclaris Therapeutics, Inc.(b)	391,396	11,002,142
Aerie Pharmaceuticals, Inc.(b)	154,985	6,827,089
Agile Therapeutics, Inc.(b)	833,095	2,990,811
Allergan PLC	89,687	21,871,072
AstraZeneca PLC–ADR (United Kingdom)	492,172	14,888,203
Bayer AG (Germany)	185,906	23,004,841
Bristol-Myers Squibb Co.	619,998	34,750,888
Dermira, Inc.(b)	355,028	12,092,254
Eli Lilly and Co.	512,367	42,044,836
Endo International PLC(b)	792,803	9,014,170
Hikma Pharmaceuticals PLC (Jordan)	347,500	8,718,088
Jazz Pharmaceuticals PLC(b)	124,282	19,795,637
Lipocine Inc.(b)	531,421	2,253,225
Merck & Co., Inc.	898,910	56,029,060
Nippon Shinyaku Co., Ltd. (Japan)	260,300	13,823,512
Novartis AG–ADR (Switzerland)	402,998	31,042,936
Paratek Pharmaceuticals, Inc.(b)	229,176	4,915,825
Roche Holding AG (Switzerland)	156,921	41,049,733
Sanofi–ADR (France)	669,009	31,644,126
Supernus Pharmaceuticals Inc.(b)	237,033	7,727,276
Teva Pharmaceutical Industries Ltd.– ADR (Israel)	328,945	10,388,083
Zogenix, Inc.(b)	541,675	5,958,425
		411,832,232
Total Common Stocks & Other Equity Interests (Cost $998,312,966)		1,380,824,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Health Care Fund

	Shares	Value
Preferred Stock–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., Series C, Pfd. (Acquired 03/26/2001; Cost $2,000,001)(c)(d)	2,439,026	$0

Money Market Funds–3.92%
Government & Agency Portfolio– Institutional Class, 0.67%(e)	33,816,731	33,816,731
Treasury Portfolio–Institutional Class, 0.63%(e)	22,544,488	22,544,488
Total Money Market Funds (Cost $56,361,219)		56,361,219
TOTAL INVESTMENTS–99.94% (Cost $1,056,674,186)		1,437,185,367
OTHER ASSETS LESS LIABILITIES–0.06%		840,780
NET ASSETS–100.00%		$1,438,026,147

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security is considered venture capital. See Note 1K.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented less than 1% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Health Care	95.5%
Consumer Staples	0.5
Money Market Funds Plus Other Assets Less Liabilities	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $1,000,312,967)	$1,380,824,148
Investments in affiliated money market funds, at value and cost	56,361,219
Total investments, at value (Cost $1,056,674,186)	1,437,185,367
Foreign currencies, at value (Cost $994,902)	979,895
Receivable for:
Investments sold	186,472
Fund shares sold	356,389
Dividends	2,088,617
Investment for trustee deferred compensation and retirement plans	276,237
Other assets	156,264
Total assets	1,441,229,241

Liabilities:
Payable for:
Fund shares reacquired	1,729,319
Accrued fees to affiliates	778,944
Accrued trustees’ and officers’ fees and benefits	3,889
Accrued other operating expenses	326,781
Trustee deferred compensation and retirement plans	364,161
Total liabilities	3,203,094
Net assets applicable to shares outstanding	$1,438,026,147

Net assets consist of:
Shares of beneficial interest	$995,826,268
Undistributed net investment income	(163,623)
Undistributed net realized gain	61,922,396
Net unrealized appreciation	380,441,106
$1,438,026,147

Net Assets:
Class A	$742,013,709
Class B	$3,130,412
Class C	$61,677,300
Class Y	$30,908,644
Investor Class	$600,285,881
Class R6	$10,201

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,316,449
Class B	119,411
Class C	2,348,956
Class Y	833,323
Investor Class	16,430,795
Class R6	275
Class A:
Net asset value per share	$36.52
Maximum offering price per share
(Net asset value of $36.52 ÷ 94.50%)	$38.65
Class B:
Net asset value and offering price per share	$26.22
Class C:
Net asset value and offering price per share	$26.26
Class Y:
Net asset value and offering price per share	$37.09
Investor Class:
Net asset value and offering price per share	$36.53
Class R6:
Net asset value and offering price per share	$37.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $664,295)	$8,259,239
Dividends from affiliated money market funds	85,063
Total investment income	8,344,302

Expenses:
Advisory fees	4,369,398
Administrative services fees	171,234
Custodian fees	43,598
Distribution fees:
Class A	910,869
Class B	20,436
Class C	313,443
Investor Class	722,956
Transfer agent fees	1,215,640
Trustees’ and officers’ fees and benefits	17,717
Registration and filing fees	48,417
Reports to shareholders	257,230
Professional services fees	43,976
Other	23,951
Total expenses	8,158,865
Less: Fees waived and expense offset arrangement(s)	(34,473)
Net expenses	8,124,392
Net investment income	219,910

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	62,145,510
Foreign currencies	135,168
62,280,678
Change in net unrealized appreciation (depreciation) of:
Investment securities	117,081,791
Foreign currencies	(47,969)
117,033,822
Net realized and unrealized gain	179,314,500
Net increase in net assets resulting from operations	$179,534,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$219,910	$3,016,869
Net realized gain	62,280,678	31,491,611
Change in net unrealized appreciation (depreciation)	117,033,822	(258,791,207)
Net increase (decrease) in net assets resulting from operations	179,534,410	(224,282,727)

Distributions to shareholders from net investment income:
Class A	(1,607,275)	—
Class Y	(118,323)	—
Investor Class	(1,255,558)	—
Total distributions from net investment income	(2,981,156)	—

Distributions to shareholders from net realized gains:
Class A	(15,823,825)	(127,967,635)
Class B	(135,901)	(1,855,636)
Class C	(1,930,499)	(18,225,035)
Class Y	(507,868)	(5,234,942)
Investor Class	(12,361,129)	(93,924,558)
Total distributions from net realized gains	(30,759,222)	(247,207,806)

Share transactions–net:
Class A	(59,480,405)	(11,048,725)
Class B	(1,904,170)	(3,591,164)
Class C	(10,916,617)	(9,986,290)
Class Y	5,879,141	(7,490,433)
Investor Class	(23,715,919)	30,971,871
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(90,127,970)	(1,144,741)
Net increase (decrease) in net assets	55,666,062	(472,635,274)

Net assets:
Beginning of period	1,382,360,085	1,854,995,359
End of period (includes undistributed net investment income of $(163,623) and $2,597,623, respectively)	$1,438,026,147	$1,382,360,085

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R6. Effective April 4, 2017, the Fund began offering Class R6 Shares. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares.

9                         Invesco Global Health Care Fund

Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

10                         Invesco Global Health Care Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)

11                         Invesco Global Health Care Fund

until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75% of average daily net assets (the “expense limits”), respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $19,853.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco Global Health Care Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $37,316 in front-end sales commissions from the sale of Class A shares and $3,633, $389 and $2,082 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2017, the Fund incurred $2,102 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $24,585,916 and from Level 2 to Level 1 of $41,049,733, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,356,238,232	$24,585,916	$—	$1,380,824,148
Preferred Stock	—	—	0	0
Money Market Funds	56,361,219	—	—	56,361,219
Total Investments	$1,412,599,451	$24,585,916	$0	$1,437,185,367

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,620.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Global Health Care Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $218,003,020 and $373,807,359, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$441,405,042
Aggregate unrealized (depreciation) of investment securities	(61,224,785)
Net unrealized appreciation of investment securities	$380,180,257

Cost of investments for tax purposes is $1,057,005,110.

14                         Invesco Global Health Care Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	632,633	$21,911,661	1,843,602	$67,167,477
Class B	5,744	143,596	11,075	289,683
Class C	151,221	3,798,356	404,498	10,787,866
Class Y	385,499	13,851,312	341,967	12,813,669
Investor Class	110,903	3,881,031	389,082	14,740,822
Class R6(b)	275	10,000	—	—

Issued as reinvestment of dividends:
Class A	512,170	16,973,305	3,396,181	125,115,293
Class B	5,664	135,083	68,337	1,836,894
Class C	79,740	1,904,969	668,972	18,015,422
Class Y	16,753	563,212	131,892	4,930,137
Investor Class	396,403	13,140,754	2,469,246	90,991,726

Automatic conversion of Class B shares to Class A shares:
Class A	42,545	1,492,008	94,832	3,351,350
Class B	(59,139)	(1,492,008)	(129,996)	(3,351,350)

Reacquired:
Class A	(2,891,644)	(99,857,379)	(5,783,954)	(206,682,845)
Class B	(27,612)	(690,841)	(90,684)	(2,366,391)
Class C	(671,927)	(16,619,942)	(1,500,972)	(38,789,578)
Class Y	(242,431)	(8,535,383)	(691,953)	(25,234,239)
Investor Class	(1,182,781)	(40,737,704)	(2,094,161)	(74,760,677)
Net increase (decrease) in share activity	(2,735,984)	$(90,127,970)	(472,036)	$(1,144,741)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017 for Class R6 shares.

15                         Invesco Global Health Care Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$32.93	$0.01	$4.39	$4.40	$(0.07)	$(0.74)	$(0.81)	$36.52	13.62%	$742,014	1.13	%(e)	1.13	%(e)	0.06	%(e)	16%
Year ended 10/31/16	43.70	0.08	(5.09)	(5.01)	—	(5.76)	(5.76)	32.93	(12.87)	725,053	1.09		1.09		0.23		21
Year ended 10/31/15	47.08	0.02	1.53	1.55	—	(4.93)	(4.93)	43.70	3.56	981,963	1.04		1.05		0.04		47
Year ended 10/31/14	40.38	0.01	10.15	10.16	(0.01)	(3.45)	(3.46)	47.08	27.20	906,858	1.07		1.08		0.04		24
Year ended 10/31/13	32.09	0.07	10.63	10.70	(0.17)	(2.24)	(2.41)	40.38	35.79	737,071	1.10		1.11		0.21		37
Year ended 10/31/12	27.75	0.12	4.84	4.96	(0.14)	(0.48)	(0.62)	32.09	18.34	563,802	1.17		1.18		0.40		39
Class B
Six months ended 04/30/17	23.87	(0.08)	3.17	3.09	—	(0.74)	(0.74)	26.22	13.24	3,130	1.88	(e)	1.88	(e)	(0.69	)(e)	16
Year ended 10/31/16	33.51	(0.14)	(3.74)	(3.88)	—	(5.76)	(5.76)	23.87	(13.52)	4,649	1.84		1.84		(0.52)		21
Year ended 10/31/15	37.50	(0.25)	1.19	0.94	—	(4.93)	(4.93)	33.51	2.76	11,262	1.79		1.80		(0.71)		47
Year ended 10/31/14	33.06	(0.24)	8.13	7.89	—	(3.45)	(3.45)	37.50	26.22	14,239	1.82		1.83		(0.71)		24
Year ended 10/31/13	26.72	(0.16)	8.74	8.58	—	(2.24)	(2.24)	33.06	34.81	17,101	1.85		1.86		(0.54)		37
Year ended 10/31/12	23.24	(0.09)	4.05	3.96	—	(0.48)	(0.48)	26.72	17.45	19,765	1.92		1.93		(0.35)		39
Class C
Six months ended 04/30/17	23.91	(0.08)	3.17	3.09	—	(0.74)	(0.74)	26.26	13.22	61,677	1.88	(e)	1.88	(e)	(0.69	)(e)	16
Year ended 10/31/16	33.56	(0.14)	(3.75)	(3.89)	—	(5.76)	(5.76)	23.91	(13.53)	66,699	1.84		1.84		(0.52)		21
Year ended 10/31/15	37.54	(0.25)	1.20	0.95	—	(4.93)	(4.93)	33.56	2.78	107,976	1.79		1.80		(0.71)		47
Year ended 10/31/14	33.09	(0.24)	8.14	7.90	—	(3.45)	(3.45)	37.54	26.26	81,439	1.82		1.83		(0.71)		24
Year ended 10/31/13	26.75	(0.16)	8.74	8.58	—	(2.24)	(2.24)	33.09	34.76	57,536	1.85		1.86		(0.54)		37
Year ended 10/31/12	23.26	(0.09)	4.06	3.97	—	(0.48)	(0.48)	26.75	17.48	35,388	1.92		1.93		(0.35)		39
Class Y
Six months ended 04/30/17	33.48	0.05	4.47	4.52	(0.17)	(0.74)	(0.91)	37.09	13.78	30,909	0.88	(e)	0.88	(e)	0.31	(e)	16
Year ended 10/31/16	44.24	0.17	(5.17)	(5.00)	—	(5.76)	(5.76)	33.48	(12.67)	22,548	0.84		0.84		0.48		21
Year ended 10/31/15	47.51	0.14	1.53	1.67	(0.01)	(4.93)	(4.94)	44.24	3.82	39,443	0.79		0.80		0.29		47
Year ended 10/31/14	40.71	0.13	10.22	10.35	(0.10)	(3.45)	(3.55)	47.51	27.52	31,016	0.82		0.83		0.29		24
Year ended 10/31/13	32.34	0.16	10.70	10.86	(0.25)	(2.24)	(2.49)	40.71	36.10	15,502	0.85		0.86		0.46		37
Year ended 10/31/12	27.96	0.20	4.87	5.07	(0.21)	(0.48)	(0.69)	32.34	18.66	6,769	0.92		0.93		0.65		39
Investor Class
Six months ended 04/30/17	32.94	0.01	4.39	4.40	(0.07)	(0.74)	(0.81)	36.53	13.62	600,286	1.13	(e)	1.13	(e)	0.06	(e)	16
Year ended 10/31/16	43.71	0.08	(5.09)	(5.01)	—	(5.76)	(5.76)	32.94	(12.87)	563,411	1.09		1.09		0.23		21
Year ended 10/31/15	47.09	0.02	1.53	1.55	—	(4.93)	(4.93)	43.71	3.57	714,351	1.04		1.05		0.04		47
Year ended 10/31/14	40.39	0.01	10.15	10.16	(0.01)	(3.45)	(3.46)	47.09	27.19	730,280	1.07		1.08		0.04		24
Year ended 10/31/13	32.10	0.07	10.63	10.70	(0.17)	(2.24)	(2.41)	40.39	35.78	607,408	1.10		1.11		0.21		37
Year ended 10/31/12	27.76	0.12	4.84	4.96	(0.14)	(0.48)	(0.62)	32.10	18.34	481,385	1.17		1.18		0.40		39
Class R6
Six months ended 04/30/17(f)	36.35	0.01	0.73	0.74	—	—	—	37.09	2.03	10	0.72	(e)	0.72	(e)	0.47	(e)	16

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Investor Class which were less than $0.005 per share, for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $734,734, $4,121, $63,208, $25,908, $583,158 and $10 for Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017 for Class R6 shares.

16                         Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,136.20	$5.99	$1,019.19	$5.66	1.13%
B	1,000.00	1,132.40	9.94	1,015.47	9.39	1.88
C	1,000.00	1,132.20	9.94	1,015.47	9.39	1.88
Y	1,000.00	1,137.80	4.66	1,020.43	4.41	0.88
Investor	1,000.00	1,136.50	5.99	1,019.19	5.66	1.13
R6	1,000.00	1,020.60	0.54	1,021.22	3.61	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016, through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017, through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

17                         Invesco Global Health Care Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Health Care Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Global Health Care Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	12,708,038	2,368,084	1,084,690	6,111,702
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	13,528,591	1,445,798	1,190,468	6,107,657
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	13,267,035	1,684,663	1,213,154	6,107,662

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Global Health Care Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 333-19338                      Invesco Distributors, Inc.                                                                                      GHC-SAR-1            06092017      0839

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Infrastructure Fund
Nasdaq:
A: GIZAX ∎ C: GIZCX ∎ R: GIZRX ∎ Y: GIZYX ∎ R5: GIZFX ∎ R6: GIZSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.62%
Class C Shares	6.24
Class R Shares	6.49
Class Y Shares	6.86
Class R5 Shares	6.86
Class R6 Shares	6.86
MSCI World Index▼ (Broad Market Index)	12.12
Dow Jones Brookfield Global Infrastructure Index▼ (Style-Specific Index)	6.87
Lipper Global Infrastructure Funds Classification Average∎ (Peer Group)	7.78
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Dow Jones Brookfield Global Infrastructure Index is designed to measure the stock performance of infrastructure companies domiciled globally and covers all sectors of the infrastructure market.

    The Lipper Global Infrastructure Funds Classification Average represents an average of all of the funds in the Lipper Global Infrastructure Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Infrastructure Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (5/2/14)	0.45%
1 Year	4.20

Class C Shares
Inception (5/2/14)	1.59%
1 Year	8.52

Class R Shares
Inception (5/2/14)	2.09%
1 Year	10.6

Class Y Shares
Inception (5/2/14)	2.63%
1 Year	10.71

Class R5 Shares
Inception (5/2/14)	2.63%
1 Year	10.71

Class R6 Shares
Inception (5/2/14)	2.63%
1 Year	10.71

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 4.29%, 5.04%, 4.54%, 4.04%, 4.02% and 4.02%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/2/14)	-0.05%
1 Year	5.21

Class C Shares
Inception (5/2/14)	1.15%
1 Year	9.49

Class R Shares
Inception (5/2/14)	1.67%
1 Year	11.03

Class Y Shares
Inception (5/2/14)	2.15%
1 Year	11.58

Class R5 Shares
Inception (5/2/14)	2.19%
1 Year	11.70

Class R6 Shares
Inception (5/2/14)	2.15%
1 Year	1.58

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reim- bursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco Global Infrastructure Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                       Invesco Global Infrastructure Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.32%
Australia–4.32%
Macquarie Atlas Roads Group	31,667	$126,632
Spark Infrastructure Group	169,523	316,099
Sydney Airport	17,917	92,444
Transurban Group	27,110	247,676
		782,851

Canada–15.59%
Enbridge Inc.	15,749	652,733
Fortis, Inc.	5,882	191,392
Keyera Corp.	4,463	123,512
Pembina Pipeline Corp.	19,925	634,903
TransCanada Corp.	19,136	888,430
Veresen Inc.	29,998	334,666
		2,825,636

China–3.84%
Beijing Capital International Airport Co. Ltd.–Class H	112,000	158,099
Beijing Enterprises Water Group Ltd.	66,000	50,571
China Merchants Port Holdings Co. Ltd.	14,000	40,006
China Resources Gas Group Ltd.	27,335	92,248
ENN Energy Holdings Ltd.	27,000	146,261
Guangdong Investment Ltd.	56,000	86,681
Shenzhen Expressway Co. Ltd.–Class H	134,000	122,141
		696,007

France–7.45%
Aéroports de Paris	1,044	139,254
Eiffage S.A.	1,819	154,077
Groupe Eurotunnel SE	10,426	114,626
Vinci S.A.	11,053	941,544
		1,349,501

Italy–3.26%
Atlantia S.p.A.	5,138	130,294
Infrastrutture Wireless Italiane S.p.A.–REGS(a)	10,050	55,613
Terna — Rete Elettrica Nazionale S.p.A.	80,462	405,549
		591,456

Japan–1.45%
Japan Airport Terminal Co., Ltd.	1,300	45,131
Tokyo Gas Co., Ltd.	47,000	218,188
		263,319

Luxembourg–1.22%
SES S.A.	10,093	220,972

Mexico–0.83%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.–ADR(b)	3,406	151,090

	Shares	Value
New Zealand–0.85%
Auckland International Airport Ltd.	32,539	$154,155

Spain–5.53%
Abertis Infraestructuras S.A.	11,207	197,156
Aena S.A.–REGS(a)	859	151,585
Cellnex Telecom S.A.–REGS(a)	4,028	71,190
Ferrovial, S.A.	19,866	422,738
Red Eléctrica Corp. S.A.	8,130	158,523
		1,001,192

Switzerland–0.77%
Flughafen Zürich AG	635	139,884

United Kingdom–7.95%
National Grid PLC	79,145	1,025,086
Severn Trent PLC	10,769	324,291
United Utilities Group PLC	7,293	91,956
		1,441,333

United States–45.26%
American Tower Corp.–Class A	9,215	1,160,537
American Water Works Co., Inc.	2,365	188,632
Aqua America Inc.	3,467	114,723
Atmos Energy Corp.	4,599	372,611
Cheniere Energy, Inc.(b)	2,995	135,823
CMS Energy Corp.	2,875	130,525
Crown Castle International Corp.	6,771	640,537
Edison International	2,776	221,997
Eversource Energy	3,054	181,408
Kinder Morgan, Inc.	46,823	965,959
MPLX L.P.	4,736	166,849
NextEra Energy, Inc.	3,065	409,361
NiSource Inc.	8,623	209,108
Norfolk Southern Corp.	809	95,049
ONEOK, Inc.	2,376	125,001
Pattern Energy Group Inc.	4,125	90,833
PG&E Corp.	13,747	921,736
SBA Communications Corp.–Class A(b)	4,233	535,432
Sempra Energy	6,022	680,606
Targa Resources Corp.	6,271	345,720
Union Pacific Corp.	1,055	118,118
Williams Cos., Inc. (The)	12,765	390,992
		8,201,557
Total Common Stocks & Other Equity Interests (Cost $16,187,929)		17,818,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Infrastructure Fund

	Shares	Value
Money Market Funds–1.92%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	208,429	$208,429
Treasury Portfolio–Institutional Class, 0.63%(c)	138,952	138,952
Total Money Market Funds (Cost $347,381)		347,381
TOTAL INVESTMENTS–100.24% (Cost $16,535,310)		18,166,334
OTHER ASSETS LESS LIABILITIES–(0.24)%		(43,904)
NET ASSETS–100.00%		$18,122,430

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $278,388, which represented 1.54% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By Infrastructure Sector, based on Net Assets

as of April 30, 2017

Midstream Services	25.6%
Electric Utilities	16.2
Gas Distribution	15.8
Towers	13.6
Diversified	8.4
Airports	5.7
Water	4.7
Tolls	4.6
Infrastructure Sectors each less than 2.0% of the portfolio	3.7
Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Infrastructure Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $16,187,929)	$17,818,953
Investments in affiliated money market funds, at value and cost	347,381
Total investments, at value (Cost $16,535,310)	18,166,334
Foreign currencies, at value (Cost $65,535)	65,402
Receivable for:
Investments sold	98,011
Fund shares sold	80,680
Dividends	23,411
Fund expenses absorbed	5,308
Investment for trustee deferred compensation and retirement plans	5,862
Other assets	59,968
Total assets	18,504,976

Liabilities:
Payable for:
Investments purchased	241,604
Fund shares reacquired	9,024
Accrued fees to affiliates	72,566
Accrued trustees’ and officers’ fees and benefits	1,799
Accrued other operating expenses	51,691
Trustee deferred compensation and retirement plans	5,862
Total liabilities	382,546
Net assets applicable to shares outstanding	$18,122,430

Net assets consist of:
Shares of beneficial interest	$17,508,149
Undistributed net investment income	31,273
Undistributed net realized gain (loss)	(1,047,890)
Net unrealized appreciation	1,630,898
$18,122,430

Net Assets:
Class A	$7,078,171
Class C	$1,507,249
Class R	$209,039
Class Y	$9,144,155
Class R5	$10,186
Class R6	$173,630

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	695,889
Class C	148,499
Class R	20,567
Class Y	898,738
Class R5	1,001
Class R6	17,065
Class A:
Net asset value per share	$10.17
Maximum offering price per share
(Net asset value of $10.17 ÷ 94.50%)	$10.76
Class C:
Net asset value and offering price per share	$10.15
Class R:
Net asset value and offering price per share	$10.16
Class Y:
Net asset value and offering price per share	$10.17
Class R5:
Net asset value and offering price per share	$10.18
Class R6:
Net asset value and offering price per share	$10.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Infrastructure Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,373)	$220,383
Dividends from affiliated money market funds	705
Total investment income	221,088

Expenses:
Advisory fees	58,090
Administrative services fees	24,795
Custodian fees	25,137
Distribution fees:
Class A	6,927
Class C	5,095
Class R	295
Transfer agent fees — A, C, R and Y	12,338
Transfer agent fees — R5	5
Transfer agent fees — R6	68
Trustees’ and officers’ fees and benefits	7,981
Registration and filing fees	31,556
Reports to shareholders	6,923
Professional services fees	30,730
Other	7,649
Total expenses	217,589
Less: Fees waived and expenses reimbursed	(132,017)
Net expenses	85,572
Net investment income	135,516

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(56,930)
Foreign currencies	(1,172)
(58,102)
Change in net unrealized appreciation of:
Investment securities	1,085,903
Foreign currencies	185
1,086,088
Net realized and unrealized gain	1,027,986
Net increase in net assets resulting from operations	$1,163,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Infrastructure Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$135,516	$154,889
Net realized gain (loss)	(58,102)	(444,964)
Change in net unrealized appreciation	1,086,088	550,489
Net increase in net assets resulting from operations	1,163,502	260,414

Distributions to shareholders from net investment income:
Class A	(46,508)	(58,780)
Class C	(4,065)	(3,050)
Class R	(715)	(583)
Class Y	(64,614)	(83,322)
Class R5	(93)	(179)
Class R6	(1,256)	(1,566)
Total distributions from net investment income	(117,251)	(147,480)

Share transactions–net:
Class A	2,476,645	896,696
Class C	984,216	142,834
Class R	129,921	40,880
Class Y	3,444,069	885,878
Class R6	49,903	43,676
Net increase in net assets resulting from share transactions	7,084,754	2,009,964
Net increase in net assets	8,131,005	2,122,898

Net assets:
Beginning of period	9,991,425	7,868,527
End of period (includes undistributed net investment income of $31,273 and $13,008, respectively)	$18,122,430	$9,991,425

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Infrastructure Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not

9                         Invesco Global Infrastructure Fund

listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco Global Infrastructure Fund

D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Master Limited Partnerships — The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

The Fund is non-diversified and will invest in securities of fewer issues than if it were diversified.

F.	Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco Global Infrastructure Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2.5 billion	0.84%
Next $2 billion	0.80%
Next $3.5 billion	0.785%
Over $8 billion	0.77%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.84%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees and reimbursed fund level expenses of $119,607 and reimbursed class level expenses of $4,996, $919, $106, $6,316, $5, and $68 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco Global Infrastructure Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $3,721 in front-end sales commissions from the sale of Class A shares and $8 from Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $367,233 and from Level 2 to Level 1 of $3,570,028, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$782,851	$—	$—	$782,851
Canada	2,825,636	—	—	2,825,636
China	509,740	186,267	—	696,007
France	293,331	1,056,170	—	1,349,501
Italy	185,907	405,549	—	591,456
Japan	263,319	—	—	263,319
Luxembourg	—	220,972	—	220,972
Mexico	151,090	—	—	151,090
New Zealand	154,155	—	—	154,155
Spain	1,001,192	—	—	1,001,192
Switzerland	139,884	—	—	139,884
United Kingdom	1,441,333	—	—	1,441,333
United States	8,201,557	—	—	8,201,557
Money Market Funds	347,381	—	—	347,381
Total Investments	$16,297,376	$1,868,958	$—	$18,166,334

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Global Infrastructure Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$533,512	$46,860	$580,372

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $13,139,292 and $6,214,993, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,260,412
Aggregate unrealized (depreciation) of investment securities	(37,062)
Net unrealized appreciation of investment securities	$1,223,350

Cost of investments for tax purposes is $16,942,984.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	326,433	$3,114,472	150,770	$1,439,352
Class C	109,123	1,033,980	27,743	259,588
Class R	13,436	130,576	5,110	47,978
Class Y	430,783	4,119,895	199,905	1,858,567
Class R6	7,382	70,910	9,451	87,462

Issued as reinvestment of dividends:
Class A	3,385	32,410	3,637	33,164
Class C	405	3,858	309	2,803
Class R	68	646	48	450
Class Y	4,704	45,173	5,820	53,018
Class R6	122	1,162	151	1,386

Reacquired:
Class A	(70,061)	(670,237)	(61,640)	(575,820)
Class C	(5,607)	(53,622)	(12,940)	(119,557)
Class R	(130)	(1,301)	(812)	(7,548)
Class Y	(74,979)	(720,999)	(111,869)	(1,025,707)
Class R6	(2,318)	(22,169)	(4,938)	(45,172)
Net increase in share activity	742,746	$7,084,754	210,745	$2,009,964

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

14                         Invesco Global Infrastructure Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$9.62	$0.09	$0.54	$0.63	$(0.08)	$—	$(0.08)	$10.17	6.62%	$7,078	1.31	%(d)	3.22	%(d)	1.89	%(d)	45%
Year ended 10/31/16	9.50	0.17	0.11	0.28	(0.16)	—	(0.16)	9.62	3.01	4,194	1.40		4.29		1.76		85
Year ended 10/31/15	10.66	0.17	(1.11)	(0.94)	(0.21)	(0.01)	(0.22)	9.50	(8.85)	3,262	1.40		6.36		1.68		84
Year ended 10/31/14(e)	10.00	0.08	0.63	0.71	(0.05)	—	(0.05)	10.66	7.12	2,497	1.39	(f)	8.60	(f)	1.51	(f)	19
Class C
Six months ended 04/30/17	9.60	0.06	0.54	0.60	(0.05)	—	(0.05)	10.15	6.24	1,507	2.06	(d)	3.97	(d)	1.14	(d)	45
Year ended 10/31/16	9.48	0.10	0.11	0.21	(0.09)	—	(0.09)	9.60	2.24	428	2.15		5.04		1.01		85
Year ended 10/31/15	10.64	0.09	(1.10)	(1.01)	(0.14)	(0.01)	(0.15)	9.48	(9.56)	279	2.15		7.11		0.93		84
Year ended 10/31/14(e)	10.00	0.04	0.63	0.67	(0.03)	—	(0.03)	10.64	6.71	181	2.14	(f)	9.35	(f)	0.76	(f)	19
Class R
Six months ended 04/30/17	9.61	0.08	0.54	0.62	(0.07)	—	(0.07)	10.16	6.49	209	1.56	(d)	3.47	(d)	1.64	(d)	45
Year ended 10/31/16	9.49	0.14	0.11	0.25	(0.13)	—	(0.13)	9.61	2.76	69	1.65		4.54		1.51		85
Year ended 10/31/15	10.66	0.14	(1.11)	(0.97)	(0.19)	(0.01)	(0.20)	9.49	(9.18)	27	1.65		6.61		1.43		84
Year ended 10/31/14(e)	10.00	0.07	0.64	0.71	(0.05)	—	(0.05)	10.66	7.05	13	1.64	(f)	8.85	(f)	1.26	(f)	19
Class Y
Six months ended 04/30/17	9.62	0.10	0.54	0.64	(0.09)	—	(0.09)	10.17	6.75	9,144	1.06	(d)	2.97	(d)	2.14	(d)	45
Year ended 10/31/16	9.50	0.19	0.11	0.30	(0.18)	—	(0.18)	9.62	3.27	5,177	1.15		4.04		2.01		85
Year ended 10/31/15	10.67	0.20	(1.12)	(0.92)	(0.24)	(0.01)	(0.25)	9.50	(8.70)	4,223	1.15		6.11		1.93		84
Year ended 10/31/14(e)	10.00	0.09	0.64	0.73	(0.06)	—	(0.06)	10.67	7.29	2,287	1.14	(f)	8.35	(f)	1.76	(f)	19
Class R5
Six months ended 04/30/17	9.62	0.10	0.55	0.65	(0.09)	—	(0.09)	10.18	6.86	10	1.06	(d)	2.89	(d)	2.14	(d)	45
Year ended 10/31/16	9.50	0.19	0.11	0.30	(0.18)	—	(0.18)	9.62	3.27	10	1.15		4.02		2.01		85
Year ended 10/31/15	10.67	0.20	(1.12)	(0.92)	(0.24)	(0.01)	(0.25)	9.50	(8.70)	10	1.15		6.00		1.93		84
Year ended 10/31/14(e)	10.00	0.09	0.64	0.73	(0.06)	—	(0.06)	10.67	7.29	11	1.14	(f)	8.34	(f)	1.76	(f)	19
Class R6
Six months ended 04/30/17	9.62	0.10	0.54	0.64	(0.09)	—	(0.09)	10.17	6.75	174	1.06	(d)	2.89	(d)	2.14	(d)	45
Year ended 10/31/16	9.50	0.19	0.11	0.30	(0.18)	—	(0.18)	9.62	3.27	114	1.15		4.02		2.01		85
Year ended 10/31/15	10.67	0.20	(1.12)	(0.92)	(0.24)	(0.01)	(0.25)	9.50	(8.70)	69	1.15		6.00		1.93		84
Year ended 10/31/14(e)	10.00	0.09	0.64	0.73	(0.06)	—	(0.06)	10.67	7.29	38	1.14	(f)	8.34	(f)	1.76	(f)	19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,588, $1,027, $119, $7,065, $10 and $137 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of May 2, 2014.
(f)	Annualized.

15                         Invesco Global Infrastructure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,066.20	$6.71	$1,018.30	$6.56	1.31%
C	1,000.00	1,062.40	10.53	1,014.58	10.29	2.06
R	1,000.00	1,064.90	7.99	1,017.06	7.80	1.56
Y	1,000.00	1,068.60	5.44	1,019.54	5.31	1.06
R5	1,000.00	1,068.60	5.44	1,019.54	5.31	1.06
R6	1,000.00	1,068.60	5.44	1,019.54	5.31	1.06

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.56, $10.38, $7.83, $5.28, $5.28 and $5.28 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.41, $10.14, $7.65, $5.16, $5.16 and $5.16 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

16                         Invesco Global Infrastructure Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Infrastructure Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	637,753	57,381	20,318	127,256
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	610,338	82,072	23,041	127,257

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

17                         Invesco Global Infrastructure Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 Invesco Distributors, Inc. GBLI-SAR-1 06092017 0912

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Market Neutral Fund
Nasdaq:
A: MKNAX ∎ C: MKNCX ∎ R: MKNRX ∎ Y: MKNYX ∎ R5: MKNFX ∎ R6: MKNSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
13	Notes to Financial Statements
21	Financial Highlights
22	Fund Expenses
23	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.21%
Class C Shares	0.82
Class R Shares	1.01
Class Y Shares	1.41
Class R5 Shares	1.41
Class R6 Shares	1.30
Citi US Three-Month Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.23
Lipper Alternative Equity Market Neutral Funds Index∎ (Peer Group Index)	3.00
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Citi US Three-Month Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

    The Lipper Alternative Equity Market Neutral Funds Index is an unmanaged index considered representative of alternative equity market neutral funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Market Neutral Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-0.95	%*
1 Year	-4.66

Class C Shares
Inception (12/19/13)	0.04	%*
1 Year	-0.80

Class R Shares
Inception (12/19/13)	0.50	%*
1 Year	0.71

Class Y Shares
Inception (12/19/13)	1.00	%*
1 Year	1.20

Class R5 Shares
Inception (12/19/13)	1.00	%*
1 Year	1.20

Class R6 Shares
Inception (12/19/13)	1.00	%*
1 Year	1.20

*Amount includes the effect of the Adviser pay-in for an economic loss of $0.41 per share for the fiscal period-end 2014 and $0.11 for fiscal period-end 2015. Had the pay-in not been made, average annual total returns were estimated at -2.50%, -1.57%, -1.09%, -0.57%, -0.57% and -0.57% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-1.09	%**
1 Year	-6.64

Class C Shares
Inception (12/19/13)	-0.08	%**
1 Year	-2.98

Class R Shares
Inception (12/19/13)	0.39	%**
1 Year	-1.39

Class Y Shares
Inception (12/19/13)	0.87	%**
1 Year	-0.99

Class R5 Shares
Inception (12/19/13)	0.87	%**
1 Year	-0.99

Class R6 Shares
Inception (12/19/13)	0.87	%**
1 Year	-0.99

**Amount includes the effect of the Adviser pay-in for an economic loss of $0.41 per share for the fiscal period-end 2014 and $0.11 for fiscal period-end 2015. Had the pay-in not been made, average annual total returns were estimated at -2.69%, -1.73%, -1.25%, -0.75%, -0.75% and -0.75% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.60%, 3.35%, 2.85%, 2.35%, 2.27% and 2.27%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Global Market Neutral Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Market Neutral Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.84%
Australia–2.21%
BlueScope Steel Ltd.	18,900	$165,593
Cochlear Ltd.	862	90,294
Fortescue Metals Group Ltd.	12,730	50,619
Metcash Ltd.(a)	40,564	65,581
		372,087

Austria–0.97%
OMV AG	3,552	163,570

Canada–4.90%
ARC Resources Ltd.	7,526	98,792
Barrick Gold Corp.	7,933	132,609
Capital Power Corp.	2,636	48,041
Enerplus Corp.	16,411	118,411
Kinross Gold Corp.(a)	20,800	72,373
Russel Metals, Inc.	4,133	79,260
Teck Resources Ltd.–Class B	7,909	164,072
Westshore Terminals Investment Corp.	6,381	111,574
		825,132

China–0.93%
Yangzijiang Shipbuilding Holdings Ltd.	190,600	156,504

Denmark–1.91%
Dfds A/S	709	42,269
Vestas Wind Systems A/S	3,248	279,687
		321,956

Finland–0.83%
UPM-Kymmene Oyj	5,261	138,857

France–2.24%
Nexity S.A.	2,200	119,619
Peugeot S.A.(a)	12,324	258,221
		377,840

Germany–3.94%
Covestro AG REGS(b)	2,625	204,620
HOCHTIEF AG	1,070	192,647
ProSiebenSat.1 Media S.E.	686	29,136
Software AG	3,775	166,129
Suedzucker AG	3,302	70,624
		663,156

Hong Kong–0.72%
CLP Holdings Ltd.	6,000	63,291
NWS Holdings Ltd.	31,000	58,266
		121,557

Italy–0.32%
A2A S.p.A.	35,738	53,139

	Shares	Value
Japan–20.18%
Aeon Mall Co., Ltd.	1,900	$32,299
Asahi Glass Co., Ltd.	5,000	43,328
Dai Nippon Printing Co., Ltd.	20,000	222,471
Daiichikosho Co., Ltd.	2,400	104,095
Daiwa House Industry Co., Ltd.	2,500	74,254
Denka Co., Ltd.	11,000	56,641
Fujitsu Ltd.	37,000	230,613
Haseko Corp.	6,300	71,975
Ibiden Co., Ltd.	17,300	304,176
Iida Group Holdings Co., Ltd.	13,100	208,472
JTEKT Corp.	4,800	75,525
K’s Holdings Corp.	6,200	119,300
Konica Minolta Inc.	4,000	35,344
Marubeni Corp.	17,400	107,270
Mazda Motor Corp.	6,100	89,622
Miraca Holdings Inc.	2,000	92,218
Mitsubishi Corp.	3,200	68,995
Mitsui & Co., Ltd.	11,700	165,096
Mixi, Inc.	5,800	321,543
Nippon Telegraph & Telephone Corp.	900	38,503
Penta-Ocean Construction Co., Ltd.	43,000	217,556
Subaru Corp.	3,100	117,377
TDK Corp.	600	37,199
Tokyo Gas Co., Ltd.	40,000	185,692
Toppan Printing Co., Ltd.	19,000	191,065
West Japan Railway Co.	2,800	186,977
		3,397,606

Macau–0.20%
MGM China Holdings Ltd.	14,800	33,716

Netherlands–0.62%
PostNL N.V.	10,140	50,178
Randstad Holding N.V.	895	53,338
		103,516

New Zealand–0.49%
Fletcher Building Ltd.	13,978	82,057

Norway–0.66%
SalMar ASA	4,696	111,421

Singapore–1.01%
Genting Singapore PLC	58,400	46,721
SATS Ltd.	34,000	123,857
		170,578

Spain–1.87%
Endesa, S.A.	2,608	61,463
Mediaset Espana Comunicacion S.A.	10,715	147,707
Prosegur Cia de Seguridad S.A.	16,147	105,358
		314,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Market Neutral Fund

	Shares	Value
Sweden–1.44%
Atlas Copco AB–Class A	1,260	$47,058
Intrum Justitia AB	4,910	195,124
		242,182

Switzerland–2.28%
Adecco Group AG	413	30,672
Georg Fischer AG	31	29,223
Forbo Holding AG	34	55,730
Lonza Group AG	899	183,857
Oriflame holding AG	1,337	54,793
STMicroelectronics N.V.	1,848	29,893
		384,168

United Kingdom–9.05%
Dominos Pizza Group PLC	17,301	74,059
Fiat Chrysler Automobiles N.V.(a)	16,858	190,796
GlaxoSmithKline PLC	7,162	144,052
Go-Ahead Group PLC	1,979	44,856
Indivior PLC	11,018	47,806
Johnson Matthey PLC	1,899	73,201
Melrose Industries PLC	48,174	147,564
Moneysupermarket.com Group PLC	35,999	161,279
QinetiQ Group PLC	61,047	232,302
Rio Tinto PLC	1,171	46,319
Royal Dutch Shell PLC–Class B	1,828	48,674
Subsea 7 S.A.	9,666	159,212
Synthomer PLC	8,800	56,373
WH Smith PLC	4,232	96,964
		1,523,457

United States–38.07%
Aaron’s, Inc.	1,379	49,561
Amgen Inc.	506	82,640
Apple Inc.	1,244	178,701
AT&T Inc.	3,704	146,790
Best Buy Co., Inc.	3,195	165,533
Biogen Inc.(a)	275	74,583
Boeing Co. (The)	1,223	226,047
Cabot Corp.	5,172	311,303
Chemours Co. (The)	3,058	123,207
Cisco Systems, Inc.	7,417	252,697
Citigroup Inc.	4,090	241,801
CONSOL Energy Inc.(a)	6,594	100,097
Continental Resources, Inc.(a)	1,198	50,807
Darden Restaurants, Inc.	1,562	133,067
Denbury Resources Inc.(a)	17,860	39,649
E*TRADE Financial Corp.(a)	942	32,546
Ensco PLC–Class A	14,314	112,937

	Shares	Value
United States–(continued)
Gilead Sciences, Inc.	3,045	$208,735
Greif Inc.–Class A	726	42,558
Hologic, Inc.(a)	2,698	121,815
HP Inc.	18,796	353,741
HRG GROUP INC(a)	2,833	56,688
Intel Corp.	7,302	263,967
InterDigital, Inc.	1,220	109,678
Lear Corp.	806	114,984
LyondellBasell Industries N.V.–Class A	800	67,808
Navient Corp.	8,176	124,275
NCR Corp.(a)	784	32,340
NetApp, Inc.	2,700	107,595
Newmont Mining Corp.	3,910	132,197
Noble Corp. PLC	5,611	26,933
Nuance Communications, Inc.(a)	6,527	116,768
NVIDIA Corp.	287	29,934
Pilgrim’s Pride Corp.	2,900	75,284
Pitney Bowes Inc.	3,700	49,173
Public Storage	597	125,000
QUALCOMM, Inc.	3,294	177,020
Staples, Inc.	11,553	112,873
Teradata Corp.(a)	2,146	62,620
Teradyne, Inc.	7,881	277,963
Tupperware Brands Corp.	1,471	105,632
United Therapeutics Corp.(a)	404	50,783
Valero Energy Corp.	2,887	186,529
VeriSign, Inc.(a)	1,349	119,953
Verizon Communications Inc.	3,386	155,451
VMware, Inc.–Class A(a)	769	72,378
Voya Financial, Inc.	6,177	230,896
Wal-Mart Stores, Inc.	634	47,664
WellCare Health Plans Inc.(a)	1,689	259,109
Williams Cos., Inc. (The)	2,247	68,826
		6,409,136
Total Common Stocks & Other Equity Interests (Cost $13,207,027)		15,966,163

Money Market Funds–6.63%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	669,947	669,947
Treasury Portfolio–Institutional Class, 0.63%(c)	446,633	446,633
Total Money Market Funds (Cost $1,116,580)		1,116,580
TOTAL INVESTMENTS–101.47% (Cost $14,323,607)		17,082,743
OTHER ASSETS LESS LIABILITIES–(1.47)%		(247,842)
NET ASSETS–100.00%		$16,834,901

Investment Abbreviations:

REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 1.22% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Market Neutral Fund

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Floating Rate Index(1)	Notional Value	Unrealized Appreciation (Depreciation)(2)(3)	Net Value of Reference Entities
Australia Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	$(221,834)	$(4,595)	$(222,923)
Canada Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(883,217)	17,021	(865,629)
Denmark Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(165,043)	(5,779)	(170,833)
Japan Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(3,427,080)	(42,838)	(3,455,568)
Norway Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(153,631)	(403)	(154,046)
Singapore Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(299,704)	(4,868)	(300,763)
Spain Equity Securities-Short	Morgan Stanley & Co. LLC	02/25/2019	Federal Funds floating rate	(348,035)	(3,538)	(351,601)
Supranational Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(1,809,366)	(43,913)	(1,851,223)
Sweden Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(223,977)	(5,118)	(229,113)
Switzerland Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(442,257)	(28,705)	(469,236)
United Kingdom Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(998,883)	(44,961)	(1,031,822)
United States Equity Securities-Short	Morgan Stanley & Co. LLC	12/22/2017	Federal Funds floating rate	(6,392,225)	(10,489)	(6,401,248)
Total Return Swap Agreements — Equity Risk					$(178,186)	$(15,504,005)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap, and receives a specific Federal Funds floating rate. The total return swaps are settled in U.S. Dollars.
(2)	Amount includes $(39,433) of dividends and financing fees.
(3)	Swaps are collateralized by $48,605 cash held with the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of April 30, 2017.

	Shares	Value
Equity Securities — Short
Australia
Bank of Queensland Ltd.	(12,361)	$(110,801)
Crown Resorts Ltd.	(11,978)	(112,122)
		(222,923)

Canada
Enbridge Inc.	(927)	(38,420)
Gildan Activewear Inc.	(8,243)	(231,081)
Hydro One Ltd.	(5,009)	(88,207)
MacDonald, Dettwiler and Associates Ltd.	(1,200)	(59,246)
Pretium Resources Inc.	(8,477)	(84,016)
Silver Wheaton Corp.	(6,100)	(121,718)
Stella-Jones Inc.	(7,670)	(242,941)
		(865,629)

Denmark
Genmab A/S	(859)	(170,833)

Japan
Daifuku Co., Ltd.	(4,300)	(108,662)
Fast Retailing Co., Ltd.	(100)	(32,617)
Hamamatsu Photonics K.K.	(8,400)	(246,782)
JGC Corp.	(15,200)	(265,207)
Kansai Paint Co., Ltd.	(8,500)	(188,186)
Keihan Holdings Co., Ltd.	(22,000)	(138,345)
Keyence Corp.	(700)	(281,319)
Kintetsu Group Holdings Co., Ltd.	(8,000)	(29,208)
Kobe Steel, Ltd.	(19,000)	(168,737)
Kyushu Electric Power Co., Inc.	(11,100)	(119,688)

	Shares	Value
Japan–(continued)
Maruichi Steel Tube Ltd.	(1,400)	$(39,686)
MISUMI Group Inc.	(13,300)	(251,862)
NGK Spark Plug Co., Ltd.	(2,000)	(43,256)
Nidec Corp.	(1,600)	(146,688)
Nihon M&A Center Inc.	(1,800)	(61,521)
Nippon Paint Holdings Co., Ltd.	(8,800)	(337,475)
Nitori Holdings Co., Ltd.	(500)	(65,082)
Sharp Corp.	(40,000)	(144,248)
Shimadzu Corp.	(5,000)	(84,772)
Shimano Inc.	(600)	(91,662)
SoftBank Group Corp.	(1,300)	(98,449)
Sumco Corp.	(3,500)	(61,193)
Topcon Corp.	(9,200)	(162,336)
Welcia Holdings Co., Ltd.	(4,400)	(141,700)
Yamaha Motor Co., Ltd.	(6,200)	(146,887)
		(3,455,568)

Norway
Schibsted ASA–Class A	(3,999)	(99,448)
Schibsted ASA–Class B	(2,435)	(54,598)
		(154,046)

Singapore
City Developments Ltd.	(8,900)	(68,729)
Sembcorp Industries Ltd.	(107,000)	(232,034)
		(300,763)
Spain
Acerinox S.A.	(10,199)	(142,427)
Cellnex Telecom S.A.	(4,843)	(85,595)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Market Neutral Fund

	Shares	Value
Spain–(continued)
Inmobiliaria Colonial S.A.	(15,936)	$(123,579)
		(351,601)

Supranational
Alstom S.A.	(3,892)	(123,583)
Altice N.V.–Class A	(1,987)	(49,360)
Anheuser-Busch InBev S.A./N.V.	(342)	(38,521)
Banco BPM S.p.A.	(25,730)	(74,834)
Banco Comercial Portugues S.A.	(233,456)	(52,081)
Bayerische Motoren Werke AG	(1,367)	(130,517)
Bollore S.A.	(25,568)	(104,024)
Daimler AG	(3,584)	(267,037)
Groupe Eurotunnel SE	(5,916)	(64,991)
MorphoSys AG	(3,893)	(236,289)
Nokia Oyj	(59,167)	(338,366)
SBM Offshore N.V.	(9,393)	(154,756)
Snam S.p.A.	(26,975)	(119,240)
Yoox Net-A-Porter Group S.p.A.	(3,673)	(97,624)
		(1,851,223)

Sweden
Fastighets AB Balder–Class B	(8,015)	(178,985)
International Petroleum Corp.	(823)	(2,992)
Lundin Petroleum AB	(2,469)	(47,136)
		(229,113)

Switzerland
ams AG	(2,115)	(136,033)
Chocoladefabriken Lindt & Spruengli AG	(20)	(112,457)
OC Oerlikon Corp. AG	(9,895)	(118,833)
Panalpina Welttransport Holding AG	(770)	(101,913)
		(469,236)

United Kingdom
Antofagasta PLC	(5,146)	(55,854)
BBA Aviation PLC	(58,194)	(234,636)
BTG PLC	(6,662)	(58,718)
Dixons Carphone PLC	(28,932)	(125,721)
Essentra PLC	(21,356)	(149,780)
Fresnillo PLC	(6,116)	(115,019)
Mediclinic International PLC	(13,055)	(138,822)
Paddy Power Betfair PLC	(876)	(97,575)
Paysafe Group PLC	(9,474)	(55,697)
		(1,031,822)

United States
Acadia Healthcare Co., Inc.	(3,156)	(137,538)
Alnylam Pharmaceuticals Inc.	(1,214)	(65,070)
Alphabet Inc.–Class A	(100)	(92,452)
Alphabet Inc.–Class C	(189)	(171,226)
Ball Corp.	(2,367)	(181,999)
Bank of the Ozarks Inc.	(864)	(41,014)
Cavium Inc.	(3,003)	(206,757)

	Shares	Value
United States–(continued)
Celgene Corp.	(500)	$(62,025)
CF Industries Holdings Inc.	(5,160)	(137,978)
Charter Communications Inc.–Class A	(242)	(83,529)
Cheniere Energy Inc.	(3,164)	(143,487)
Chevron Corp.	(2,509)	(267,710)
Chipotle Mexican Grill Inc.	(256)	(121,464)
Compass Minerals International Inc.	(1,348)	(88,968)
Coty, Inc.–Class A	(6,852)	(122,308)
Cousins Properties, Inc.	(3,835)	(32,559)
DENTSPLY SIRONA Inc.	(1,433)	(90,623)
DexCom Inc.	(1,655)	(129,024)
Diebold Nixdorf Inc.	(3,500)	(98,700)
Dominion Rsources Inc.	(2,127)	(164,694)
Education Realty Trust Inc.	(1,480)	(57,380)
Endo International PLC	(8,086)	(91,938)
Envision Healthcare Corp.	(3,006)	(168,426)
Equinix Inc.	(115)	(48,036)
Exxon Mobil Corp.	(2,728)	(222,741)
Fastenal Co.	(2,401)	(107,277)
FireEye Inc.	(3,073)	(38,443)
First Solar Inc.	(3,999)	(118,170)
Fortune Brands Home & Security Inc.	(992)	(63,230)
Hexcel Corp.	(2,100)	(108,675)
Howard Hughes Corp. (The)	(1,625)	(200,054)
Johnson Controls International PLC	(5,548)	(230,630)
Kennedy-Wilson Holdings Inc.	(8,592)	(175,277)
Kroger Co. (The)	(1,301)	(38,575)
Markel Corp.	(145)	(140,592)
Mastercard Inc.–Class A	(1,114)	(129,580)
Microsemi Corp.	(2,744)	(128,803)
Monro Muffler Brake Inc.	(2,191)	(113,603)
National Instruments Corp.	(5,146)	(179,647)
Pandora Media Inc.	(10,651)	(115,563)
Platform Specialty Products Corp.	(9,318)	(132,036)
Royal Caribbean Cruises Ltd.	(1,109)	(118,219)
Schlumberger Ltd.	(800)	(58,072)
SM Energy Co.	(1,740)	(39,307)
Tenet Healthcare Corp.	(2,849)	(44,644)
Tractor Supply Co.	(600)	(37,146)
Ultimate Software Group, Inc. (The)	(400)	(81,068)
United Bankshares Inc.	(4,117)	(164,268)
ViaSat, Inc.	(3,193)	(204,448)
Visa Inc.–Class A	(2,921)	(266,454)
WEC Energy Group Inc.	(1,989)	(120,374)
Werner Enterprises Inc.	(1,537)	(41,960)
Western Alliance Bancorp	(1,700)	(81,430)
Zayo Group Holdings Inc.	(2,739)	(96,057)
		(6,401,248)
Total Equity Securities — Short		$(15,504,005)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Market Neutral Fund

Portfolio Composition

By sector, based on total net assets as of April 30, 2017

	Equity Long[1]	Securities Short[2]	Gross Exposure[3]	Net Exposure[4]
Industrials	21.0%	15.4%	36.4%	5.6%
Information Technology	20.4	19.0	39.4	1.4
Consumer Discretionary	13.8	13.4	27.2	0.4
Materials	11.4	13.0	24.4	(1.6)
Health Care	8.1	8.3	16.4	(0.2)
Energy	7.0	6.5	13.5	0.5
Financials	3.7	4.0	7.7	(0.3)
Consumer Staples	2.9	2.7	5.6	0.2
Utilities	2.4	2.9	5.3	(0.5)
Real Estate	2.1	5.3	7.4	(3.2)
Telecommunication Services	2.0	1.7	3.7	0.3
Money Market Funds Plus Other Assets Less Liabilities	5.2	0.0	5.2	5.2
Total	100.0%	92.2%	192.2%	7.8%

[1]	Represents the value of the equity securities in the portfolio.
[2]	Represents the value of the equity securities underlying the Fund’s equity short portfolio swaps.
[3]	Represents the cumulative exposure of the Fund’s long and short positions.
[4]	Represents the net exposure of the Fund’s long and short positions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Market Neutral Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $13,207,027)	$15,966,163
Investments in affiliated money market funds, at value and cost	1,116,580
Total investments, at value (Cost $14,323,607)	17,082,743
Foreign currencies, at value (Cost $32,727)	33,082
Receivable for:
Deposits with brokers	48,605
Fund shares sold	52,659
Dividends	65,242
Fund expenses absorbed	17,793
Investment for trustee deferred compensation and retirement plans	6,900
Unrealized appreciation on swap agreements — OTC	17,021
Other assets	38,445
Total assets	17,362,490

Liabilities:
Payable for:
Fund shares reacquired	112,823
Amount due custodian	141,833
Swaps payable — OTC	219
Accrued fees to affiliates	5,893
Accrued trustees’ and officers’ fees and benefits	2,065
Accrued other operating expenses	62,649
Trustee deferred compensation and retirement plans	6,900
Unrealized depreciation on swap agreements — OTC	195,207
Total liabilities	527,589
Net assets applicable to shares outstanding	$16,834,901

Net assets consist of:
Shares of beneficial interest	$15,437,197
Undistributed net investment income	(128,581)
Undistributed net realized gain (loss)	(1,054,754)
Net unrealized appreciation	2,581,039
$16,834,901

Net Assets:
Class A	$7,487,287
Class C	$413,245
Class R	$28,406
Class Y	$7,549,466
Class R5	$504,958
Class R6	$851,539

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	746,217
Class C	42,086
Class R	2,851
Class Y	747,728
Class R5	50,001
Class R6	84,303
Class A:
Net asset value per share	$10.03
Maximum offering price per share
(Net asset value of $10.03 ÷ 94.50%)	$10.61
Class C:
Net asset value and offering price per share	$9.82
Class R:
Net asset value and offering price per share	$9.96
Class Y:
Net asset value and offering price per share	$10.10
Class R5:
Net asset value and offering price per share	$10.10
Class R6:
Net asset value and offering price per share	$10.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Market Neutral Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9,275)	$192,657
Dividends from affiliated money market funds	2,853
Total investment income	195,510

Expenses:
Advisory fees	106,487
Administrative services fees	24,795
Custodian fees	3,641
Distribution fees:
Class A	9,509
Class C	2,281
Class R	64
Transfer agent fees — A, B, C, R and Y	9,348
Transfer agent fees — R5	28
Transfer agent fees — R6	48
Trustees’ and officers’ fees and benefits	8,485
Registration and filing fees	40,286
Reports to shareholders	6,505
Professional services fees	44,818
Taxes	1,464
Other	11,686
Total expenses	269,445
Less: Expenses reimbursed and expense offset arrangement(s)	(128,394)
Net expenses	141,051
Net investment income	54,459

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,039,716
Foreign currencies	3,618
Swap agreements	(1,705,634)
(662,300)
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,233,310
Foreign currencies	2,682
Swap agreements	(356,188)
879,804
Net realized and unrealized gain	217,504
Net increase in net assets resulting from operations	$271,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Market Neutral Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$54,459	$245,562
Net realized gain (loss)	(662,300)	(2,575,111)
Change in net unrealized appreciation	879,804	1,445,322
Net increase (decrease) in net assets resulting from operations	271,963	(884,227)

Distributions to shareholders from net realized gains:
Class A	—	(14,354)
Class C	—	(1,226)
Class R	—	(43)
Class Y	—	(31,654)
Class R5	—	(1,295)
Class R6	—	(1,692)
Total distributions from net realized gains	—	(50,264)

Share transactions–net:
Class A	(334,842)	2,295,064
Class C	(226,183)	115,558
Class R	4,787	8,382
Class Y	(4,865,842)	480,103
Class R6	53,724	144,850
Net increase (decrease) in net assets resulting from share transactions	(5,368,356)	3,043,957
Net increase (decrease) in net assets	(5,096,393)	2,109,466

Net assets:
Beginning of period	21,931,294	19,821,828
End of period (includes undistributed net investment income of $(128,581) and $(183,040), respectively)	$16,834,901	$21,931,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Global Market Neutral Fund

Statement of Cash Flows

For the six months ended April 30, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$271,963

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(2,840,661)
Proceeds from sales of investments	9,357,882
Net change in unrealized depreciation swap agreements	356,188
Increase in swap agreements payable, net	219
Decrease in deposits with broker for swaps	1,395
Increase in receivables and other assets	(14,511)
Decrease in accrued expenses and other payables	(19,282)
Net change in unrealized appreciation on investment securities	(1,233,310)
Net realized gain from investment securities	(1,039,716)
Net cash provided by operating activities	4,840,167

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	141,833
Proceeds from shares of beneficial interest sold	1,156,602
Disbursements from shares of beneficial interest reacquired	(6,465,032)
Net cash provided by (used in) financing activities	(5,166,597)
Net increase (decrease) in cash and cash equivalents	(326,430)
Cash and cash equivalents at beginning of period	1,476,092
Cash and cash equivalents at end of period	$1,149,662

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Market Neutral Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

13                         Invesco Global Market Neutral Fund

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

14                         Invesco Global Market Neutral Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open

15                         Invesco Global Market Neutral Fund

derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective January 1, 2017, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

First $250 million	0.95%
Next $250 million	0.93%
Next $500 million	0.91%
Next $1.5 billion	0.89%
Next $2.5 billion	0.87%
Next $2.5 billion	0.85%
Next $2.5 billion	0.83%
Over $10 billion	0.81%

Prior to January 1, 2017, the Fund paid an adivsory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 1.06%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets (the “expense limits”), respectively. Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement

16                         Invesco Global Market Neutral Fund

(excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $106,487 and $12,483 of fund level fees, and reimbursed class level expenses of $3,777, $227, $13, $5,299, $28 and $48 of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $7 in front-end sales commissions from the sale of Class A shares and $5 from Class C shares, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $340,704 and from Level 2 to Level 1 of $2,401,649, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$306,506	$65,581	$—	$372,087
Austria	163,570	—	—	163,570
Canada	825,132	—	—	825,132
China	—	156,504	—	156,504

17                         Invesco Global Market Neutral Fund

	Level 1	Level 2	Level 3	Total
Denmark	$321,956	$—	$—	$321,956
Finland	138,857	—	—	138,857
France	377,840	—	—	377,840
Germany	470,509	192,647	—	663,156
Hong Kong	121,557	—	—	121,557
Italy	53,139	—	—	53,139
Japan	2,941,864	455,742	—	3,397,606
Macau	33,716	—	—	33,716
Netherlands	53,338	50,178	—	103,516
New Zealand	82,057	—	—	82,057
Norway	111,421	—	—	111,421
Singapore	123,857	46,721	—	170,578
Spain	314,528	—	—	314,528
Sweden	195,124	47,058	—	242,182
Switzerland	384,168	—	—	384,168
United Kingdom	1,051,999	471,458	—	1,523,457
United States	6,409,136	—	—	6,409,136
Money Market Funds	1,116,580	—	—	1,116,580
	15,596,854	1,485,889	—	17,082,743
Swap Agreements*	—	(178,186)	—	(178,186)
Total Investments	$15,596,854	$1,307,703	$—	$16,904,557

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$17,021
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$17,021

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$195,207
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$195,207

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Swap Agreements	Swap Agreements		Non-Cash	Cash
Morgan Stanley & Co. LLC	$17,021	$(195,426)	$(178,405)	$—	$48,605	$(129,800)

18                         Invesco Global Market Neutral Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements — OTC	$(1,705,634)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements — OTC	(356,188)
Total	$(2,061,822)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$18,870,355

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $32.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$264,361	$—	$264,361

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

19                         Invesco Global Market Neutral Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $2,840,661 and $9,357,882, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,105,574
Aggregate unrealized (depreciation) of investment securities	(474,531)
Net unrealized appreciation of investment securities	$2,631,043

Cost of investments for tax purposes is $14,451,700.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	20,241	$202,532	323,878	$3,282,254
Class C	7,156	69,749	197,014	1,998,263
Class R	483	4,790	2,586	26,252
Class Y	72,227	726,368	442,472	4,518,995
Class R6	20,412	205,260	22,473	224,372

Issued as reinvestment of dividends:
Class A	—	—	264	2,697
Class C	—	—	119	1,200
Class R	—	—	2	16
Class Y	—	—	1,953	20,025
Class R6	—	—	39	397

Reacquired:
Class A	(53,712)	(537,374)	(98,828)	(989,887)
Class C	(30,148)	(295,932)	(191,138)	(1,883,905)
Class R	—	(3)	(1,854)	(17,886)
Class Y	(555,357)	(5,592,210)	(404,130)	(4,058,917)
Class R6	(15,017)	(151,536)	(7,869)	(79,919)
Net increase (decrease) in share activity	(533,715)	$(5,368,356)	286,981	$3,043,957

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 62% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

20                         Invesco Global Market Neutral Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$9.91	$0.02	$0.10	$0.12	$—	$—	$—	$10.03	1.21%		$7,487	1.54	%(d)	2.82	%(d)	0.40	%(d)	15%
Year ended 10/31/16	10.31	0.10	(0.47)	(0.37)	—	(0.03)	(0.03)	9.91	(3.64)		7,729	1.61		2.89		1.00		79
Year ended 10/31/15	10.49	0.07	(0.06)	0.01	(0.18)	(0.01)	(0.19)	10.31	0.16	(e)	5,716	1.61		3.28		0.69		77
Year ended 10/31/14(f)	10.00	0.04	0.45	0.49	—	—	—	10.49	4.90	(g)	5,197	1.61	(h)	4.61	(h)	0.43	(h)	46
Class C
Six months ended 04/30/17	9.74	(0.02)	0.10	0.08	—	—	—	9.82	0.82		413	2.29	(d)	3.57	(d)	(0.35	)(d)	15
Year ended 10/31/16	10.20	0.03	(0.46)	(0.43)	—	(0.03)	(0.03)	9.74	(4.27)		634	2.36		3.64		0.25		79
Year ended 10/31/15	10.41	(0.01)	(0.03)	(0.04)	(0.16)	(0.01)	(0.17)	10.20	(0.35	)(e)	603	2.36		4.03		(0.06)		77
Year ended 10/31/14(f)	10.00	(0.03)	0.44	0.41	—	—	—	10.41	4.10	(g)	123	2.36	(h)	5.36	(h)	(0.32	)(h)	46
Class R
Six months ended 04/30/17	9.86	0.01	0.09	0.10	—	—	—	9.96	1.01		28	1.79	(d)	3.07	(d)	0.15	(d)	15
Year ended 10/31/16	10.27	0.08	(0.46)	(0.38)	—	(0.03)	(0.03)	9.86	(3.75)		23	1.86		3.14		0.75		79
Year ended 10/31/15	10.46	0.05	(0.05)	(0.00)	(0.18)	(0.01)	(0.19)	10.27	(0.01	)(e)	17	1.86		3.53		0.44		77
Year ended 10/31/14(f)	10.00	0.02	0.44	0.46	—	—	—	10.46	4.60	(g)	14	1.86	(h)	4.86	(h)	0.18	(h)	46
Class Y
Six months ended 04/30/17	9.96	0.03	0.11	0.14	—	—	—	10.10	1.41		7,549	1.29	(d)	2.57	(d)	0.65	(d)	15
Year ended 10/31/16	10.34	0.13	(0.48)	(0.35)	—	(0.03)	(0.03)	9.96	(3.43)		12,261	1.36		2.64		1.25		79
Year ended 10/31/15	10.52	0.10	(0.06)	0.04	(0.21)	(0.01)	(0.22)	10.34	0.38	(e)	12,305	1.36		3.03		0.94		77
Year ended 10/31/14(f)	10.00	0.06	0.46	0.52	—	—	—	10.52	5.20	(g)	7,311	1.36	(h)	4.36	(h)	0.68	(h)	46
Class R5
Six months ended 04/30/17	9.96	0.03	0.11	0.14	—	—	—	10.10	1.41		505	1.29	(d)	2.48	(d)	0.65	(d)	15
Year ended 10/31/16	10.34	0.13	(0.48)	(0.35)	—	(0.03)	(0.03)	9.96	(3.43)		498	1.36		2.56		1.25		79
Year ended 10/31/15	10.51	0.10	(0.05)	0.05	(0.21)	(0.01)	(0.22)	10.34	0.47	(e)	517	1.36		2.97		0.94		77
Year ended 10/31/14(f)	10.00	0.06	0.45	0.51	—	—	—	10.51	5.10	(g)	671	1.36	(h)	4.33	(h)	0.68	(h)	46
Class R6
Six months ended 04/30/17	9.97	0.03	0.10	0.13	—	—	—	10.10	1.30		852	1.29	(d)	2.48	(d)	0.65	(d)	15
Year ended 10/31/16	10.34	0.13	(0.47)	(0.34)	—	(0.03)	(0.03)	9.97	(3.33)		786	1.36		2.56		1.25		79
Year ended 10/31/15	10.51	0.10	(0.05)	0.05	(0.21)	(0.01)	(0.22)	10.34	0.47	(e)	664	1.36		2.97		0.94		77
Year ended 10/31/14(f)	10.00	0.06	0.45	0.51	—	—	—	10.51	5.10	(g)	573	1.36	(h)	4.33	(h)	0.68	(h)	46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,670, $460, $26, $10,761, $503, and $851 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.11 per share. Had the pay-in not been made, the total return would have been (0.91)%, (1.42)%, (1.09)%, (0.69)%, (0.60)% and (0.60)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of December 19, 2013.
(g)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.41 per share. Had the pay-in not been made, the total return would have been 0.80%, 0.10%, 0.60%, 1.00%, 1.00% and 1.00% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(h)	Annualized.

21                         Invesco Global Market Neutral Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,012.10	$7.68	$1,017.16	$7.70	1.54%
C	1,000.00	1,008.20	11.40	1,013.44	11.43	2.29
R	1,000.00	1,010.10	8.92	1,015.92	8.95	1.79
Y	1,000.00	1,014.10	6.44	1,018.40	6.46	1.29
R5	1,000.00	1,014.10	6.44	1,018.40	6.46	1.29
R6	1,000.00	1,013.00	6.44	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.49%, 2.24%, 1.74%, 1.24%, 1.24% and 1.24% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.43, $11.15, $8.67, $6.19, $6.19 and $6.19 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.45, $11.18, $8.70, $6.21, $6.21 and $6.21 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

22                         Invesco Global Market Neutral Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Market Neutral Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,133,486	16,277	47,610	452,852
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,127,563	23,189	46,621	452,852

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

23                         Invesco Global Market Neutral Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                 GMN-SAR-1             06162017      0747

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Targeted Returns Fund
Nasdaq:
A: GLTAX ∎ C: GLTCX ∎ R: GLTRX ∎ Y: GLTYX ∎ R5: GLTFX ∎ R6: GLTSX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
36	Consolidated Financial Statements
38	Notes to Consolidated Financial Statements
50	Financial Highlights
51	Fund Expenses
52	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.11%
Class C Shares	0.83
Class R Shares	0.99
Class Y Shares	1.18
Class R5 Shares	1.28
Class R6 Shares	1.28
Citi US Three-Month Treasury Bill Index▼ (Broad Market/Style-Specific Index)*	0.23
U.S. 3-Month Treasury Bill Total Return Index∎ (Former Broad Market/Style- Specific Index)*	0.28
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

* The Fund has elected to use the Citi US Three-Month Treasury Bill Index rather than the U.S. 3-Month Treasury Bill Index as its broad market/style-specific index because the Citi US Three-Month Treasury Bill Index more closely reflects the performance of the types of securities in which the Fund invests.

The Citi US Three-Month Treasury Bill Index is an unmanaged index representative of three-month US Treasury bills.

    The U.S. 3-Month Treasury Bill Total Return Index is tracked by Lipper to provide performance for the three-month US Treasury bill.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Targeted Returns Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	0.64%
1 Year	-4.62

Class C Shares
Inception (12/19/13)	1.60%
1 Year	-0.73

Class R Shares
Inception (12/19/13)	2.10%
1 Year	0.79

Class Y Shares
Inception (12/19/13)	2.59%
1 Year	1.18

Class R5 Shares
Inception (12/19/13)	2.63%
1 Year	1.28

Class R6 Shares
Inception (12/19/13)	2.60%
1 Year	1.18

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.37%, 3.12%, 2.62%, 2.12%, 2.11% and 2.02%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	0.41%
1 Year	-4.25

Class C Shares
Inception (12/19/13)	1.39%
1 Year	-0.47

Class R Shares
Inception (12/19/13)	1.87%
1 Year	0.96

Class Y Shares
Inception (12/19/13)	2.38%
1 Year	1.44

Class R5 Shares
Inception (12/19/13)	2.41%
1 Year	1.55

Class R6 Shares
Inception (12/19/13)	2.38%
1 Year	1.45

incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.42%.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.
3	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Global Targeted Returns Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                       Invesco Global Targeted Returns Fund

Consolidated Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–37.40%
Australia–0.07%
Amcor Ltd.	10,161	$119,538

Austria–0.08%
Lenzing AG	96	17,903
OMV AG	2,617	120,513
		138,416

Belgium–0.08%
Bekaert S.A.	544	27,392
bpost S.A.	816	19,555
Proximus S.A.	3,243	99,213
		146,160

Brazil–0.03%
BRF S.A.	4,800	60,188

Canada–0.21%
Canadian Natural Resources Ltd.	4,442	141,478
First Quantum Minerals Ltd.	16,076	153,206
Methanex Corp.	1,988	91,249
		385,933

China–1.73%
51job, Inc.–ADR(a)	4,550	186,505
Alibaba Group Holding Ltd.–ADR(a)	1,715	198,083
Autohome Inc.–ADR(a)	2,052	70,999
Baidu, Inc.–ADR(a)	1,885	339,734
China Biologic Products Inc.(a)	667	78,706
China Conch Venture Holdings Ltd.	69,000	137,496
China Mobile Ltd.	44,000	469,222
China Resources Power Holdings Co. Ltd.	74,000	133,212
ENN Energy Holdings Ltd.	26,000	140,844
Industrial & Commercial Bank of China Ltd.–Class H	171,000	111,480
Minth Group Ltd.	60,000	222,925
NetEase, Inc.–ADR	2,165	574,569
Tencent Holdings Ltd.	12,900	403,664
Zhejiang Expressway Co., Ltd.–Class H	56,000	69,690
		3,137,129

Denmark–0.29%
Carlsberg A/S–Class B	1,045	104,294
Danske Bank A/S	4,691	170,371
H. Lundbeck A/S	2,044	104,768
ISS A/S	2,704	112,144
Sydbank A/S	677	24,607
		516,184

Faroe Islands–0.02%
Bakkafrost P/F	945	32,031

	Shares	Value
Finland–0.76%
Nokia Oyj	59,903	$342,575
Orion Oyj–Class B	1,815	104,093
Outokumpu Oyj	5,859	56,259
Stora Enso Oyj–Class R	27,547	327,676
UPM-Kymmene Oyj	20,534	541,969
		1,372,572

France–2.91%
Airbus SE	7,735	625,442
Atos SE	1,657	217,138
AXA S.A.	9,055	241,757
BNP Paribas S.A.	3,209	226,443
Cap Gemini S.A.	3,837	384,451
Cie Generale des Etablissements Michelin	3,851	503,178
Ipsen S.A.	690	80,310
Nexity S.A.	450	24,468
Orange S.A.	34,685	536,910
Peugeot S.A.(a)	10,379	217,468
Safran S.A.	979	81,070
Sanofi	2,246	212,116
Société Générale S.A.	4,035	220,689
Teleperformance	808	101,526
Thales S.A.	1,796	188,830
TOTAL S.A.	27,239	1,396,198
		5,257,994

Germany–1.68%
Allianz S.E.	722	137,476
BASF S.E.	4,900	477,499
Covestro AG–REGS(b)	2,559	199,475
Deutsche Boerse AG	5,336	522,253
Deutsche Post AG	22,354	803,557
Deutsche Telekom AG	10,036	176,009
Freenet AG	1,122	35,211
Gerresheimer AG	249	19,534
HOCHTIEF AG	632	113,788
RWE AG(a)	12,677	209,967
SAP S.E.	1,661	166,585
Software AG	1,342	59,058
Suedzucker AG	2,616	55,952
TUI AG	4,700	68,362
		3,044,726

Hong Kong–0.70%
AIA Group Ltd.	67,000	463,842
Cheung Kong Property Holdings Ltd.	26,500	190,103
CK Hutchison Holdings Ltd.	29,500	368,447
Galaxy Entertainment Group Ltd.	11,000	61,144
Jardine Strategic Holdings Ltd.	2,400	101,448

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Targeted Returns Fund

	Shares	Value
Hong Kong–(continued)
Yue Yuen Industrial (Holdings) Ltd.	20,500	$81,042
		1,266,026

India–0.63%
HDFC Bank Ltd.–ADR	5,469	435,387
ICICI Bank Ltd.–ADR	12,737	109,156
Infosys Ltd.–ADR	8,494	123,673
iShares® MSCI India ETF	14,900	477,992
		1,146,208

Indonesia–0.12%
PT Bank Negara Indonesia (Persero) Tbk	257,600	123,205
PT Telekomunikasi Indonesia Persero Tbk	267,700	87,767
		210,972

Ireland–0.13%
Kingspan Group PLC	6,931	241,107

Italy–0.70%
A2A S.p.A.	51,027	75,872
Banco BPM S.p.A.(a)	38,267	111,297
DiaSorin S.p.A.	254	19,036
Eni S.p.A.	14,298	221,757
Intesa Sanpaolo S.p.A.	184,455	537,278
Recordati S.p.A.	2,496	92,469
Telecom Italia S.p.A.(a)	240,771	213,501
		1,271,210

Japan–0.25%
Honda Motor Co., Ltd.	5,500	159,462
Mitsubishi Estate Co., Ltd.	3,000	57,322
NEXON Co., Ltd.	8,700	147,894
Sumitomo Mitsui Financial Group, Inc.	2,500	92,650
		457,328

Luxembourg–0.00%
RTL Group S.A.	60	4,650

Mexico–0.02%
Fibra Uno Administracion S.A. de C.V.	20,900	36,429

Netherlands–0.75%
ASM International N.V.	1,536	92,346
Heineken Holding N.V.	188	15,739
ING Groep N.V.	37,131	604,477
Koninklijke Ahold Delhaize N.V.	12,392	256,743
Philips Lighting N.V.–REGS(a)(b)	975	32,988
SBM Offshore N.V.	9,323	153,437
Wolters Kluwer N.V.	4,624	196,390
		1,352,120

Norway–0.45%
Norsk Hydro ASA	22,149	126,414
Orkla ASA	2,836	25,714
Statoil ASA	28,557	469,688
Telenor ASA	5,936	95,969

	Shares	Value
Norway–(continued)
TGS Nopec Geophysical Co. ASA	2,794	$61,053
Yara International ASA	1,038	38,593
		817,431

Philippines–0.03%
Robinsons Retail Holdings, Inc.	29,700	47,064

Russia–0.04%
MMC Norilsk Nickel PJSC–ADR	4,399	67,501

Singapore–0.23%
DBS Group Holdings Ltd.	8,200	113,868
Parkway Life REIT	10,300	18,871
Singapore Telecommunications Ltd.	52,800	141,551
United Overseas Bank Ltd.	8,600	134,469
		408,759

South Africa–0.12%
Mondi PLC	8,438	218,687

South Korea–1.20%
Hyundai Motor Co.	793	100,263
Hyundai Motor Co.–Preference Shares	1,846	161,129
Kangwon Land, Inc.	1,374	43,660
KB Financial Group Inc.	3,196	140,163
Korea Electric Power Corp.	5,098	203,221
Korea Investment Holdings Co., Ltd.	1,661	74,783
LG Corp.	1,478	87,719
POSCO	616	145,509
Samsung Electronics Co., Ltd.	381	744,947
Samsung Electronics Co., Ltd.–Preference Shares	207	317,953
Shinhan Financial Group Co., Ltd.	3,598	150,385
		2,169,732

Spain–0.85%
Amadeus IT Group S.A.	4,105	221,343
Atresmedia Corp. de Medios de Comunicación, S.A.	10,748	134,991
Banco Bilbao Vizcaya Argentaria, S.A.	23,832	190,782
Bankia S.A.	115,337	139,959
CaixaBank S.A.	94,266	427,306
Ebro Foods, S.A.	1,005	22,475
Endesa, S.A.	8,975	211,514
Mediaset Espana Comunicacion S.A.	7,256	100,025
Merlin Properties Socimi, S.A.	5,500	65,094
Prosegur Cia de Seguridad S.A.	4,062	26,504
		1,539,993

Sweden–0.51%
Atlas Copco AB–Class A	581	21,699
BillerudKorsnäs AB	1,413	22,653
Boliden AB	2,665	76,087
Intrum Justitia AB	1,790	71,135
JM AB	806	28,373

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Targeted Returns Fund

	Shares	Value
Sweden–(continued)
Nordea Bank AB	8,284	$101,868
Sandvik AB	13,945	223,874
Securitas AB–Class B	5,895	97,366
SSAB AB–Class A(a)	12,997	56,669
SSAB AB–Class B(a)	21,373	75,936
Swedish Match AB	4,364	143,963
		919,623

Switzerland–2.73%
Adecco Group AG	4,611	342,448
Cembra Money Bank AG	223	19,027
Coca-Cola HBC AG	3,833	106,340
Flughafen Zürich AG	159	35,026
Georg Fischer AG	70	65,987
Glencore PLC(a)	148,806	583,169
LafargeHolcim Ltd.	1,934	109,620
Logitech International S.A.	7,023	234,676
Lonza Group AG	1,119	228,849
Novartis AG	10,984	845,008
Roche Holding AG	3,619	946,712
SGS S.A.	94	211,513
Sika AG	34	216,974
Sonova Holding AG	224	33,114
STMicroelectronics N.V.	14,091	227,938
Straumann Holding AG	178	93,915
UBS Group AG	19,329	330,228
VAT Group AG–REGS(b)	176	22,605
Zurich Insurance Group AG	1,021	282,582
		4,935,731

Taiwan–0.85%
Hon Hai Precision Industry Co., Ltd.	131,000	428,428
MediaTek Inc.	8,000	57,464
Taiwan Semiconductor Manufacturing Co. Ltd.	27,000	173,104
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR	26,398	872,982
		1,531,978

Thailand–0.10%
Bangkok Bank PCL	27,000	145,967
CPN Retail Growth Leasehold Property Fund	49,500	26,761
		172,728

United Kingdom–15.28%
Ashtead Group PLC	3,485	73,620
AstraZeneca PLC	8,006	478,809
Aviva PLC	156,454	1,062,843
Babcock International Group PLC	29,986	349,152
BAE Systems PLC	189,201	1,535,177
Balfour Beatty PLC	56,095	212,005
Barclays PLC	394,879	1,076,442
Beazley PLC	42,446	241,785
Booker Group PLC	31,201	78,398

	Shares	Value
United Kingdom–(continued)
BP PLC	372,820	$2,133,179
British American Tobacco PLC	13,034	881,973
BT Group PLC	270,208	1,066,544
BTG PLC(a)	45,552	401,488
Bunzl PLC	8,892	277,327
Capita PLC	23,548	169,576
Centrica PLC	179,597	460,343
Compass Group PLC	25,684	518,283
Dairy Crest Group PLC	24,210	179,988
Derwent London PLC	5,032	191,874
easyJet PLC	46,115	697,625
Electrocomponents PLC	5,943	39,949
esure Group PLC	64,083	203,351
Experian PLC	10,137	217,663
G4S PLC	134,205	530,332
GlaxoSmithKline PLC	10,661	214,429
Hiscox Ltd.	20,784	304,728
HSBC Holdings PLC	4,754	39,149
HSBC Holdings PLC	9,600	79,189
Imperial Brands PLC	10,514	514,626
Inchcape PLC	5,478	60,628
Indivior PLC	14,181	61,530
Informa PLC	7,258	60,309
InterContinental Hotels Group PLC	3,865	205,044
International Consolidated Airlines Group, S.A.	34,715	251,773
International Consolidated Airlines Group, S.A.	70,206	509,213
Intertek Group PLC	2,904	152,772
J Sainsbury PLC	6,595	23,524
JD Wetherspoon PLC	20,822	268,203
Johnson Matthey PLC	4,300	165,752
Lancashire Holdings Ltd.	15,227	134,603
Legal & General Group PLC	511,507	1,628,452
Lloyds Banking Group PLC	506,063	454,587
London Stock Exchange Group PLC	8,833	387,032
Marks & Spencer Group PLC	75,587	358,902
Melrose Industries PLC	33,573	102,839
Moneysupermarket.com Group PLC	8,014	35,904
N Brown Group PLC	18,004	55,615
Next PLC	3,652	203,630
Persimmon PLC	4,058	122,463
Provident Financial PLC	11,839	491,297
QinetiQ Group PLC	10,418	39,644
Reckitt Benckiser Group PLC	2,041	187,980
RELX N.V.	7,853	151,719
RELX PLC	28,450	576,732
Rentokil Initial PLC	175,778	566,348
Rightmove PLC	1,663	90,163
Rio Tinto PLC	4,166	164,787
Rolls-Royce Holdings PLC–Preference Shares(a)	1,905,782	2,468

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Targeted Returns Fund

	Shares	Value
United Kingdom–(continued)
Rolls-Royce Holdings PLC	26,842	$282,298
Royal Bank of Scotland Group PLC (The)(a)	101,192	347,844
Royal Dutch Shell PLC–Class A	28,562	740,009
Royal Dutch Shell PLC–Class A	14,731	383,941
Royal Dutch Shell PLC–Class B	14,839	395,113
RSA Insurance Group PLC	51,570	398,089
Saga PLC	21,667	58,820
Sage Group PLC (The)	3,240	28,116
Shaftesbury PLC	14,756	178,124
Spirax-Sarco Engineering PLC	535	36,032
SSE PLC	36,487	657,358
Stagecoach Group PLC	56,619	149,233
Standard Chartered PLC(a)	9,270	86,591
Subsea 7 S.A.	10,885	179,290
TalkTalk Telecom Group PLC	142,006	355,345
Tate & Lyle PLC	11,391	111,611
TechnipFMC PLC(a)	2,515	75,613
Thomas Cook Group PLC	349,514	432,999
TP ICAP PLC	34,882	206,966
Vodafone Group PLC	299,702	772,660
WH Smith PLC	1,222	27,999
		27,647,811

United States–3.85%
Alphabet Inc.–Class A(a)	148	136,829
Altria Group, Inc.	6,139	440,657
American Express Co.	1,099	87,096
Amgen Inc.	1,442	235,507
Aon PLC	1,065	127,630
Apache Corp.	2,350	114,304
Berkshire Hathaway Inc.–Class B(a)	433	71,536
Carnival PLC	2,090	128,897
Chevron Corp.	3,693	394,043
Citigroup Inc.	6,383	377,363
eBay Inc.(a)	5,496	183,621
First Republic Bank	1,112	102,816
Gilead Sciences, Inc.	3,346	229,368
JPMorgan Chase & Co.	5,130	446,310
Las Vegas Sands Corp.	3,873	228,468
Mastercard Inc.–Class A	1,392	161,917
Microsoft Corp.	4,977	340,725
Nasdaq, Inc.	2,601	179,131
Nielsen Holdings PLC	6,676	274,584
PayPal Holdings, Inc.(a)	2,841	135,573
Pfizer Inc.	9,880	335,130
Philip Morris International Inc.	627	69,497
PNC Financial Services Group, Inc. (The)	2,050	245,488
Priceline Group Inc. (The)(a)	93	171,754
Reynolds American Inc.	13,170	849,465
Samsonite International S.A.	22,800	88,082
Union Pacific Corp.	853	95,502
United Rentals, Inc.(a)	575	63,055

	Shares		Value
United States–(continued)
United Technologies Corp.		2,256	$268,441
Wells Fargo & Co.		5,441	292,944
Williams-Sonoma, Inc.		1,765	95,398
			6,971,131
Total Common Stocks & Other Equity Interests (Cost $65,915,972)			67,645,090

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–22.34%(c)
Australia–0.06%
Origin Energy Finance Ltd., REGS, Unsec. Sub. Gtd. Euro Bonds, 4.00%, 09/16/2074(b)	EUR	100,000	111,056

Belgium–0.07%
Solvay Finance S.A., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.87%(b)(d)	EUR	100,000	125,095

Bermuda–0.04%
Fidelity International Ltd., REGS, Sr. Unsec. Medium-Term Euro Notes, 6.75%, 10/19/2020(b)	GBP	50,000	75,394

Brazil–0.09%
Notas do Tesouro Nacional, Series F, Unsec. Notes, 10.00%, 01/01/2018	BRL	75,000	24,520
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 12/14/2026	GBP	100,000	134,352
			158,872

Canada–0.09%
Entertainment One Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 6.88%, 12/15/2022(b)	GBP	100,000	141,824
Parkland Fuel Corp., Sr. Unsec. Gtd. Notes, 5.63%, 05/09/2025	CAD	40,000	29,524
			171,348

Denmark–0.12%
Nassa Topco AS, Sr. Unsec. Bonds, 2.88%, 04/06/2024(b)	EUR	100,000	110,992
TDC A/S, REGS, Jr. Unsec. Sub. Euro Bonds, 3.50%, 02/26/3015(b)	EUR	100,000	109,742
			220,734

France–0.74%
Burger King France S.A.S., Sr. Sec. Gtd. Bonds, 6.00%, 05/01/2024(b)	EUR	100,000	113,217
Sr. Sec. Gtd. Floating Rate Bonds, 5.25%, 05/01/2023(b)(e)	EUR	100,000	111,763
Crédit Agricole S.A., REGS, Jr. Unsec. Sub. Euro Bonds, 8.13%(b)(d)	GBP	100,000	146,693
Électricité de France S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.88%(b)(d)	GBP	100,000	127,509
Groupe Fnac S.A., Sr. Unsec. Gtd. Bonds, 3.25%, 09/30/2023(b)	EUR	100,000	112,596

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Targeted Returns Fund

	Principal Amount		Value
France–(continued)
La Financière Atalian S.A., Sr. Unsec. Bonds, 4.00%, 05/15/2024(b)	EUR	200,000	$220,544
Loxam S.A.S., Sr. Sec. First Lien Notes, 4.25%, 04/15/2024(b)	EUR	100,000	112,922
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88%(b)(d)	GBP	100,000	142,730
Société Générale S.A., Jr. Unsec. Sub. Euro Notes, 8.88%(d)	GBP	100,000	138,441
TOTAL S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 2.25%(b)(d)	EUR	100,000	110,167
			1,336,582

Germany–0.39%
Deutsche Bank AG, Unsec. Sub. Medium-Term Euro Notes, 4.50%, 05/19/2026	EUR	100,000	119,827
PrestigeBidCo GmbH, Sr. Sec. Gtd. Bonds, 6.25%, 12/15/2023(b)	EUR	100,000	115,903
RWE AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.00%(b)(d)	GBP	100,000	137,160
Takko Luxembourg 2 S.C.A., REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.88%, 04/15/2019(b)	EUR	100,000	90,957
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 4.63%, 02/15/2026(b)	EUR	100,000	117,799
WEPA Hygieneprodukte GmbH, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 3.75%, 05/15/2024(b)	EUR	100,000	114,275
			695,921

Hungary–1.03%
Hungary Government Bond,
Series 23, Class A, Unsec. Bonds,
6.00%, 11/24/2023	HUF	88,330,000	371,479
Series 25, Class B, Unsec. Bonds,
5.50%, 06/24/2025	HUF	365,050,000	1,496,575
			1,868,054

Italy–0.29%
Enel S.p.A., REGS, Jr. Unsec. Sub. Euro Bonds, 6.63%, 09/15/2076(b)	GBP	100,000	141,653
Italy Buoni Poliennali del Tesoro, Sr. Unsec. Euro Bonds, 1.25%, 12/01/2026	EUR	55,000	55,554
Manutencoop Facility Management S.p.A., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 08/01/2020(b)	EUR	100,000	106,309
Mercury Bondco PLC, Sr. Sec. Gtd. PIK Bonds, 7.88%, 05/30/2021(b)(f)	EUR	100,000	112,318
Wind Acquisition Finance S.A., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 4.00%, 07/15/2020(b)	EUR	100,000	110,623
			526,457

	Principal Amount		Value
Japan–0.07%
SoftBank Group Corp., REGS, Sr. Unsec. Gtd. Euro Bonds, 5.25%, 07/30/2027(b)	EUR	100,000	$124,782

Mexico–1.63%
América Móvil, S.A.B. de C.V., Series C, REGS, Jr. Unsec. Sub. Euro Notes, 6.38%, 09/06/2073(b)	GBP	100,000	139,763
Mexican Bonos, Series M, Sr. Unsec. Bonds,
5.75%, 03/05/2026	MXN	3,289,000	158,886
10.00%, 12/05/2024	MXN	41,406,700	2,569,411
Petróleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.25%, 06/02/2022(b)	GBP	50,000	79,015
			2,947,075

Netherlands–0.21%
Koninklijke KPN N.V., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88%, 03/14/2073(b)	GBP	100,000	143,890
SRLEV N.V., Jr. Unsec. Sub. Gtd. Euro Bonds, 9.00%, 04/15/2041	EUR	100,000	127,570
UPCB Finance IV Ltd., REGS, Sr. Sec. First Lien Euro Bonds, 4.00%, 01/15/2027(b)	EUR	100,000	113,110
			384,570

Poland–2.62%
Poland Government Bond,
Series 0726, Unsec. Bonds,
2.50%, 07/25/2026	PLN	19,309,000	4,665,908
Series 0727, Unsec. Bonds,
2.50%, 07/25/2027	PLN	323,000	77,023
			4,742,931

Portugal–0.06%
Portugal Obrigações do Tesouro, REGS, Sr. Unsec. Euro Bonds, 2.20%, 10/17/2022(b)	EUR	100,000	110,134

Spain–0.37%
CaixaBank, S.A., REGS, Unsec. Sub. Medium-Term Euro Notes, 3.50%, 02/15/2027(b)	EUR	100,000	113,119
Iberdrola International B.V., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.13%, 04/21/2026(b)	EUR	100,000	108,603
Naviera Armas, S.A., Sr. Sec. Gtd. Floating Rate Bonds, 6.50%, 07/31/2023(b)(e)	EUR	100,000	115,088
Spain Government Bond,
REGS, Sr. Unsec. Euro Bonds,
1.95%, 04/30/2026(b)	EUR	55,000	62,317
2.75%, 10/31/2024(b)	EUR	55,000	66,717
Spain Government Inflation Linked Bond, REGS, Sr. Unsec. Euro Bonds, 0.55%, 11/30/2019(b)	EUR	50,000	57,184
Telefónica Europe B.V., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 6.75%(b)(d)	GBP	100,000	140,859
			663,887

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Targeted Returns Fund

	Principal Amount		Value
Supranational–0.06%
European Investment Bank (The), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.50%, 02/01/2019(b)	GBP	80,000	$105,687

United Kingdom–13.87%
AA Bond Co. Ltd., REGS, Sr. Sec. First Lien Medium-Term Euro Notes, 4.25%, 07/31/2043(b)	GBP	100,000	138,905
Anglian Water (Osprey) Financing PLC, REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 7.00%, 01/31/2018(b)	GBP	100,000	135,444
Aviva PLC, Series 3, Unsec. Sub. Medium-Term Euro Notes, 6.88%, 05/20/2058	GBP	50,000	81,557
Barclays Bank PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 14.00%(b)(d)	GBP	150,000	237,800
Barclays PLC, REGS, Jr. Unsec. Sub. Global Bonds, 7.00%(b)(d)	GBP	200,000	265,064
Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	100,000	130,168
BP Capital Markets PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.18%, 08/12/2023(b)	GBP	100,000	126,296
Centrica PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 5.25%, 04/10/2075(b)	GBP	100,000	138,535
Co-operative Group Holdings (2011) Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/2020(b)(g)	GBP	100,000	147,329
CYBG PLC, REGS, Unsec. Sub. Euro Bonds, 5.00%, 02/09/2026(b)	GBP	100,000	129,073
Ei Group PLC, Sr. Sec. First Mortgage Euro Bonds, 6.50%, 12/06/2018	GBP	50,000	69,923
Fiat Chrysler Automobiles N.V., REGS, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/29/2024(b)	EUR	100,000	115,022
HBOS Capital Funding L.P., REGS, Jr. Unsec. Sub. Gtd. Euro Notes, 6.46%(b)(d)	GBP	100,000	137,618
HBOS Sterling Finance (Jersey) L.P., Jr. Unsec. Sub. Gtd. Euro Notes, 7.88%(d)	GBP	100,000	177,863
Heathrow Finance PLC, REGS, Sr. Sec. First Lien Euro Notes, 5.75%, 03/03/2025(b)	GBP	100,000	145,391
Iceland Bondco PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.75%, 07/15/2024(b)	GBP	100,000	139,720
InterContinental Hotels Group PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.13%, 08/24/2026(b)	GBP	100,000	125,884
Jaguar Land Rover Automotive PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 3.88%, 03/01/2023(b)	GBP	100,000	135,040
John Lewis PLC, REGS, Sr. Unsec. Euro Bonds, 4.25%, 12/18/2034(b)	GBP	100,000	141,364

	Principal Amount		Value
United Kingdom–(continued)
Lloyds Banking Group PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%(b)(d)	GBP	200,000	$298,070
Marks & Spencers PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.75%, 06/12/2025(b)	GBP	100,000	146,794
Nationwide Building Society, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88%(b)(d)	GBP	100,000	134,540
New Look Secured Issuer PLC, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 6.50%, 07/01/2022(b)	GBP	100,000	113,965
Next PLC, REGS, Sr. Unsec. Euro Bonds, 3.63%, 05/18/2028(b)	GBP	100,000	134,427
Pension Insurance Corp. PLC, REGS, Unsec. Sub. Euro Bonds, 6.50%, 07/03/2024(b)	GBP	100,000	135,687
Phoenix Group Holdings, REGS, Sr. Unsec. Euro Bonds, 5.75%, 07/07/2021(b)	GBP	100,000	147,790
PizzaExpress Financing 2 PLC, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 6.63%, 08/01/2021(b)	GBP	100,000	134,633
Premier Foods Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 03/15/2021(b)	GBP	100,000	132,764
RAC Bond Co. PLC, REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 4.87%, 05/06/2026(b)	GBP	100,000	144,939
RL Finance Bonds No. 3 PLC, REGS, Unsec. Gtd. Sub. Euro Bonds, 6.13%, 11/13/2028(b)	GBP	100,000	143,373
Rothesay Life PLC, REGS, Unsec. Sub. Euro Bonds, 8.00%, 10/30/2025(b)	GBP	100,000	140,676
Royal Bank of Scotland Group PLC (The), REGS, Jr. Unsec. Sub. Euro Notes, 7.09%(b)(d)	EUR	100,000	101,986
Royal Bank of Scotland PLC (The), Series 352, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.20%(d)	GBP	13,000	18,312
Sky PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.88%, 11/24/2020(b)	GBP	100,000	137,618
SSE PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 3.88%(b)(d)	GBP	100,000	132,100
Tesco Property Finance 2 PLC, REGS, Sr. Sec. First Lien Mortgage-Backed Euro Bonds, 6.05%, 10/13/2039(b)	GBP	50,000	71,716
Tesco Property Finance 3 PLC, REGS, Sr. Sec. First Lien Mortgage-Backed Euro Bonds, 5.74%, 04/13/2040(b)	GBP	50,000	69,210
Travis Perkins PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 4.50%, 09/07/2023(b)	GBP	100,000	131,653
United Kingdom Gilt,
REGS, Unsec. Bonds,
3.25%, 01/22/2044(b)	GBP	5,604,657	9,549,632
3.50%, 01/22/2045(b)	GBP	5,275,934	9,440,998
Series 3MO, REGS, Unsec. Bonds,
0.13%, 03/22/2026(b)	GBP	60,000	94,248

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Targeted Returns Fund

	Principal Amount		Value
United Kingdom–(continued)
Virgin Media Secured Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 03/28/2029(b)	GBP	100,000	$141,824
Vodafone Group PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 3.38%, 08/08/2049(b)	GBP	100,000	119,476
Wagamama Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 7.88%, 02/01/2020(b)	GBP	100,000	135,858
Whitbread Group PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 3.38%, 10/16/2025(b)	GBP	100,000	138,763
William Hill PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 4.88%, 09/07/2023(b)	GBP	100,000	135,543
Yorkshire Building Society (The), REGS, Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/21/2026(b)	GBP	100,000	138,887
			25,083,478

United States–0.53%
Adient Global Holdings Ltd., Sr. Unsec. Gtd. Notes, 3.50%, 08/15/2024(b)	EUR	100,000	111,852
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 4.13%, 10/15/2026(b)	EUR	100,000	112,019
Berkshire Hathaway Inc., Sr. Unsec. Euro Bonds, 1.63%, 03/16/2035	EUR	100,000	104,210
Hanesbrands Finance Luxembourg S.C.A., REGS, Sr. Unsec. Gtd. Euro Notes, 3.50%, 06/15/2024(b)	EUR	100,000	112,985
International Business Machines Corp., Sr. Unsec. Euro Notes, 2.63%, 08/05/2022	GBP	100,000	138,985
Johnson & Johnson, Sr. Unsec. Global Notes, 5.50%, 11/06/2024	GBP	50,000	84,304
Netflix, Inc., Sr. Unsec. Notes, 3.63%, 05/15/2027(b)	EUR	100,000	110,934
Spectrum Brands, Inc., Sr. Unsec. Gtd. Bonds, 4.00%, 10/01/2026(b)	EUR	100,000	113,861
Valeant Pharmaceuticals International, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 05/15/2023(b)	EUR	100,000	76,958
			966,108
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $39,986,170)			40,418,165

U.S. Dollar Denominated Bonds & Notes–9.51%
Belgium–0.06%
Anheuser-Busch InBev Finance, Inc., Sr. Unsec. Gtd. Global Notes, 3.70%, 02/01/2024		$100,000	104,374

Brazil–0.28%
ESAL GmbH, REGS, Sr. Unsec. Gtd. Euro Notes, 6.25%, 02/05/2023(b)		200,000	203,750
JBS USA Lux S.A./JBS USA Finance, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 5.75%, 06/15/2025(b)		60,000	62,250

	Principal Amount	Value
Brazil–(continued)
MARB BondCo PLC, Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2024(b)	$200,000	$202,867
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes, 8.75%, 05/23/2026	25,000	29,172
		498,039

Canada–0.30%
1011778 BC ULC/ New Red Finance, Inc., Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	50,000	52,250
Bombardier Inc., Sr. Unsec. Notes,
6.00%, 10/15/2022(b)	65,000	65,244
7.50%, 03/15/2025(b)	44,000	45,870
Cott Holdings Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2025(b)	50,000	50,938
First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	100,000	104,000
HudBay Minerals, Inc., Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	60,000	64,575
Precision Drilling Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	65,000	62,887
Teck Resources Ltd.,
Sr. Unsec. Gtd. Global Notes,
4.75%, 01/15/2022	25,000	25,969
Sr. Unsec. Notes,
6.13%, 10/01/2035	60,000	63,375
		535,108

China–0.11%
Alibaba Group Holding Ltd., Sr. Unsec. Global Notes, 3.60%, 11/28/2024	200,000	204,398

France–0.40%
AXA S.A., Series A, Jr. Unsec. Sub. Notes, 6.46%(b)(d)	100,000	103,750
BNP Paribas S.A., REGS, Jr. Unsec. Sub. Euro Notes, 7.38%(b)(d)	200,000	213,000
SFR Group S.A., Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	200,000	209,000
Societe Generale S.A., Unsec. Sub. Notes, 4.25%, 04/14/2025(b)	200,000	200,547
		726,297

Germany–0.21%
Allianz S.E., REGS, Series DIP, Jr. Unsec. Sub. Medium-Term Euro Notes, 3.88%(b)(d)	200,000	179,143
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	200,000	208,250
		387,393

Italy–0.34%
Intesa Sanpaolo S.p.A., Jr. Unsec. Gtd. Sub. Notes, 7.70%(b)(d)	200,000	198,006
Telecom Italia S.p.A., Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	200,000	207,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Targeted Returns Fund

	Principal Amount	Value
Italy–(continued)
Wind Acquisition Finance S.A., Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	$200,000	$208,750
		613,756

Luxembourg–0.27%
Altice Financing S.A., Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	200,000	216,000
Altice Luxembourg S.A., Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	200,000	213,000
Intelsat Jackson Holdings S.A., Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	55,000	51,700
		480,700

Mexico–0.08%
Fomento Economico Mexicano S.A.B. de C.V., Sr. Unsec. Global Notes, 2.88%, 05/10/2023	150,000	146,220

New Zealand–0.05%
Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	80,000	86,200

Spain–0.19%
Codere Finance 2 (Luxembourg) S.A., Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	195,260
Telefónica Emisiones, S.A.U., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/08/2027	150,000	153,218
		348,478

Switzerland–0.24%
Cloverie PLC for Zurich Insurance Co. Ltd., REGS, Unsec. Sub. Medium-Term Euro Notes, 5.63%, 06/24/2046(b)	200,000	216,755
Credit Suisse Group AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.50%(b)(d)	200,000	222,279
		439,034

United Kingdom–0.46%
Barclays Bank PLC, Unsec. Sub. Global Notes, 7.75%, 04/10/2023	200,000	211,000
Royal Bank of Scotland Group PLC (The),
Jr. Unsec. Sub. Bonds, 7.50%(d)	200,000	208,000
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	100,000	103,112
Series U, Jr. Unsec. Sub. Global Notes, 7.64%(d)	100,000	93,750
Virgin Media Finance PLC, Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	211,000
		826,862

United States–6.52%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	160,000	164,800

	Principal Amount	Value
United States–(continued)
Aircastle Ltd.,
Sr. Unsec. Global Notes,
7.63%, 04/15/2020	$10,000	$11,325
Sr. Unsec. Notes,
5.00%, 04/01/2023	78,000	83,460
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	200,000	219,571
Ally Financial Inc.,
Sr. Unsec. Global Notes,
4.63%, 05/19/2022	125,000	127,656
Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/2020	30,000	33,975
AMC Entertainment Holdings, Inc.,
Sr. Unsec. Gtd. Sub. Global Notes,
5.75%, 06/15/2025	70,000	72,362
Sr. Unsec. Sub. Gtd. Notes,
5.88%, 11/15/2026(b)	30,000	30,600
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	60,000	61,125
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	75,000	76,687
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	65,000	66,950
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	83,000	86,009
Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/2045	50,000	45,626
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	30,000	31,425
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	60,000	62,550
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	60,000	60,825
AT&T Inc., Sr. Unsec. Global Notes, 4.50%, 05/15/2035	50,000	47,579
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	70,000	65,800
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	150,000	156,187
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	61,000	62,678
Ball Corp.,
Sr. Unsec. Gtd. Global Bonds,
4.00%, 11/15/2023	50,000	51,000
Sr. Unsec. Gtd. Global Notes,
5.25%, 07/01/2025	60,000	64,875
Bank of America Corp., Series M, Jr. Unsec. Sub. Bonds, 8.13%(d)	100,000	104,750
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(b)	60,000	61,500
Berry Global Group, Inc., Sec. Gtd. Second Lien Global Notes, 5.13%, 07/15/2023	56,000	58,170
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	80,000	86,300

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	$30,000	$35,063
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	83,000	85,075
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	60,000	63,000
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	80,000	79,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes,
5.75%, 01/15/2024	25,000	26,406
Sr. Unsec. Notes,
5.13%, 05/01/2027(b)	100,000	102,500
5.75%, 02/15/2026(b)	200,000	213,000
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	65,000	66,950
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	60,000	62,475
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes,
6.45%, 06/15/2021	30,000	32,438
Series Y, Sr. Unsec. Global Notes,
7.50%, 04/01/2024	30,000	32,663
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	90,000	99,225
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	40,000	42,400
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	126,000	135,450
Citigroup Inc., Series T, Jr. Unsec. Sub. Global Notes, 6.25%(d)	70,000	76,300
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes,
6.50%, 11/15/2022	50,000	52,000
Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/2020	60,000	60,900
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	65,000	62,563
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	85,000	91,162
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes,
5.13%, 08/01/2021	40,000	39,950
Sr. Sec. Gtd. First Lien Notes,
6.25%, 03/31/2023	40,000	40,950
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	100,000	101,750
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	100,000	94,500
Crown Americas LLC/Crown Americas Capital Corp. V, Sr. Unsec. Gtd. Notes, 4.25%, 09/30/2026(b)	20,000	19,700
CSC Holdings LLC, Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	200,000	232,750

	Principal Amount	Value
United States–(continued)
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	$60,000	$61,350
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	65,000	65,812
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	85,000	94,244
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 11/15/2024	120,000	126,600
7.88%, 09/01/2019	74,000	82,417
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(b)(f)	10,000	10,225
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	104,000	112,840
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	60,000	61,650
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	60,000	49,800
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	60,000	62,850
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	120,000	129,900
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	52,000	50,700
First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	150,000	160,687
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	70,000	62,475
Frontier Communications Corp., Sr. Unsec. Global Notes,
7.13%, 03/15/2019	27,000	28,485
10.50%, 09/15/2022	60,000	60,525
11.00%, 09/15/2025	60,000	57,900
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	60,000	64,931
Graphic Packaging International Inc.,
Sr. Unsec. Gtd. Notes,
4.13%, 08/15/2024	50,000	50,375
4.88%, 11/15/2022	60,000	63,225
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	65,000	64,187
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	155,000	167,012
Sr. Unsec. Gtd. Notes,
5.88%, 02/15/2026	75,000	80,062
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	65,000	66,219
Hewlett Packard Enterprise Co., Sr. Unsec. Global Notes, 4.90%, 10/15/2025	50,000	52,471
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	30,000	31,875

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	$30,000	$30,750
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	50,000	56,688
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	50,000	41,500
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	56,000	56,630
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	100,000	106,750
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	65,000	66,462
J.C. Penney Corp., Inc., Sr. Unsec. Gtd. Notes, 6.38%, 10/15/2036	50,000	37,813
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	23,000	26,134
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	60,000	61,800
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	5,000	5,788
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	70,000	74,287
6.88%, 11/01/2035	30,000	29,775
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	90,000	98,325
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	60,000	62,250
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	50,000	52,063
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	100,000	103,500
Levi Strauss & Co., Sr. Unsec. Global Notes, 5.00%, 05/01/2025	50,000	51,688
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	60,000	60,900
McDonald’s Corp., Sr. Unsec. Medium-Term Notes, 3.25%, 06/10/2024	75,000	77,507
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	40,000	41,250
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	49,000	52,430
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	60,000	62,700
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	185,000	185,000
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	30,000	31,575
Microsoft Corp., Sr. Unsec. Global Bonds, 2.40%, 08/08/2026	80,000	76,540
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	60,000	64,725
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	50,000	54,313

	Principal Amount	Value
United States–(continued)
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	$60,000	$62,850
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	30,000	30,825
NCR Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/2023	60,000	64,500
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	65,000	69,875
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	83,000	88,084
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	25,000	23,500
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 01/15/2027	90,000	89,775
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	60,000	60,900
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	30,000	31,463
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	60,000	63,450
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	60,000	62,175
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	65,000	67,925
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	80,000	87,600
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	60,000	63,825
QUALCOMM Inc., Sr. Unsec. Global Notes, 4.65%, 05/20/2035	50,000	52,647
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	65,000	62,888
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	60,000	65,100
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	65,000	66,137
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	65,000	65,731
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	65,000	66,787
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	90,000	93,150
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	61,000	61,915
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	90,000	92,700
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	35,000	35,438
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	36,000	36,720
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	80,000	75,100
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	60,000	64,350

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	$35,000	$38,369
7.88%, 09/15/2023	200,000	225,000
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	100,000	102,500
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	79,000	79,395
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds,
6.50%, 01/15/2026	150,000	166,500
Sr. Unsec. Gtd. Notes,
6.00%, 04/15/2024	50,000	54,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	74,000	76,775
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	30,000	32,100
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
6.75%, 06/15/2023	100,000	96,000
8.13%, 04/01/2022	30,000	30,600
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	65,000	66,950
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	60,000	63,300
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	60,000	65,850
Time Warner Cable LLC, Sr. Sec. Gtd. First Lien Global Bonds, 5.88%, 11/15/2040	50,000	54,352
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	80,000	82,400
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	125,000	129,062
6.50%, 05/15/2025	100,000	102,500
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	40,000	35,800
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	60,000	64,500
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	60,000	63,300
Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	30,000	30,563
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	75,000	78,375
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	30,000	30,675
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	60,000	63,000

	Principal Amount		Value
United States–(continued)
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.63%, 12/01/2021(b)	$60,000		$46,350
6.13%, 04/15/2025(b)	65,000		48,263
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	60,000		63,750
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	50,000		48,122
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 5.25%, 09/01/2035	50,000		60,077
Walt Disney Co. (The), Sr. Unsec. Global Notes, 3.00%, 02/13/2026	50,000		50,272
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	35,000		33,075
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	60,000		62,700
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	55,000		65,175
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	75,000		75,750
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes,
4.55%, 06/24/2024	95,000		98,132
Sr. Unsec. Notes,
7.88%, 09/01/2021	14,000		16,450
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	65,000		64,025
			11,799,582
Total U.S. Dollar Denominated Bonds & Notes (Cost $16,967,779)			17,196,441

U.S. Treasury Securities–0.75%
U.S. Treasury Notes–0.58%
1.25%, 12/31/2018	90,000		90,039
1.63%, 05/15/2026	1,000,000		947,754
			1,037,793

U.S. Treasury Inflation—Indexed Notes–0.17%
0.13%, 04/15/2021	308,253	(h)	311,248
Total U.S. Treasury Securities (Cost $1,338,538)			1,349,041

Money Market Funds–8.90%
Government & Agency Portfolio–Institutional Class, 0.67%(i)	6,810,931		$6,810,931
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class, 1.00%(i)	4,756,976		4,756,976
Treasury Portfolio–Institutional Class, 0.63%(i)	4,540,620		4,540,620
Total Money Market Funds (Cost $16,108,527)			16,108,527

Options Purchased-3.98%
(Cost $15,615,120)			7,205,844
TOTAL INVESTMENTS–82.88% (Cost $155,932,106)			149,923,108
OTHER ASSETS LESS LIABILITIES–17.12%			30,979,965
NET ASSETS–100.00%			$180,903,073

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Global Targeted Returns Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
DIP	– Debtor-in-possession
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
HUF	– Hungary Forint
Jr.	– Junior
MXN	– Mexican New Peso
PIK	– Payment in Kind
PLN	– Poland Zloty
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $37,678,788, which represented 20.83% of the Fund’s Net Assets.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(f)	All or a portion of this security is Payment-in-Kind.

Issuers	Cash Rate	PIK Rate
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes,	7.63%	8.38%
Mercury Bondco PLC, Sr. Sec. Gtd. PIK Bonds,	7.13	7.88

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Investments in Affiliated Issuers–0.00%(j)(k)

	% of Net Assets 04/30/17	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/17	Value 04/30/17
Domestic Equity Funds–0.00%
Invesco Diversified Dividend Fund–Class R6	0.00%	$13,366,203	$476,778	$(14,403,531)	$(588,272)	$1,484,858	$140,742	—	$—

Fixed-Income Funds–0.00%
Invesco High Yield Fund–Class R6	0.00%	26,657,031	440,042	(27,218,858)	420,945	(299,160)	531,905	—	—

Foreign Equity Funds–0.00%
Invesco Asia Pacific Growth Fund–Class Y	0.00%	17,011,618	372,011	(17,573,784)	(811,960)	1,175,184	198,943	—	—
Invesco European Growth Fund–Class Y	0.00%	21,099,716	1,265,954	(23,699,220)	1,739,215	(405,665)	388,692	—	—
Invesco International Growth Fund–Class R6	0.00%	21,348,075	998,806	(23,374,700)	790,723	237,096	340,861	—	—
Total Foreign Equity Funds		59,459,409	2,636,771	(64,647,704)	1,717,978	1,006,615	928,496		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $—)	0.00%	$99,482,643	$3,553,591	$(106,270,093)	$1,550,651	$2,192,313 (l)	$1,601,143		$—
Notes to Consolidated Schedule of Investments:

(j)	The Fund has transitioned its investments in certain affiliated underlying funds to direct investments in the underlying securities of those funds or other investment securities that align with the Fund’s investment objective. The investment objective of the Fund did not change.
(k)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(l)	Includes $336,036 and $173,069 of capital gains distributions from Invesco Diversified Dividend Fund and Invesco Asia Pacific Growth Fund, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased
Description	Type of Contract	Broker/Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(m)		Value
Nikkei 225 Index	Call	Citigroup Global Markets Inc.	05/12/2017	1	JPY	20,500	JPY	20,500,000	$5
Nikkei 225 Index	Call	Goldman Sachs International	05/12/2017	8	JPY	19,500	JPY	156,000,000	4,597
Nikkei 225 Index	Call	Goldman Sachs International	05/12/2017	4	JPY	20,000	JPY	80,000,000	246
Nikkei 225 Index	Call	Goldman Sachs International	05/12/2017	8	JPY	20,500	JPY	164,000,000	1,677
Nikkei 225 Index	Call	Goldman Sachs International	06/09/2017	8	JPY	19,500	JPY	156,000,000	14,897
Nikkei 225 Index	Call	Goldman Sachs International	07/14/2017	16	JPY	19,500	JPY	312,000,000	50,917
Nikkei 225 Index	Call	J.P. Morgan Securities LLC	05/12/2017	2	JPY	20,500	JPY	41,000,000	11
Nikkei 225 Index	Call	UBS	05/12/2017	1	JPY	20,000	JPY	20,000,000	62
SPX Index	Call	Goldman Sachs International	05/19/2017	67	USD	2,450	USD	16,415,000	6,547
SPX Index	Call	Goldman Sachs International	06/16/2017	69	USD	2,470	USD	17,043,000	24,077
VIX Index	Call	Morgan Stanley Capital Services LLC	10/18/2017	392	USD	16	USD	627,200	92,514
VIX Index	Call	Morgan Stanley Capital Services LLC	08/16/2017	440	USD	17	USD	748,000	63,799
VIX Index	Call	Morgan Stanley Capital Services LLC	09/20/2017	416	USD	17	USD	707,200	74,880
Subtotal — Over-The-Counter Index Call Options Purchased				1,432					$334,229
CAC 40 Index	Put	J.P. Morgan Securities LLC	05/19/2017	102	EUR	4,750	EUR	4,845,000	$10,977
HSCE Index	Put	Deutsche Bank Securities LLC	12/28/2017	43	HKD	9,800	HKD	21,070,000	142,274
HSCE Index	Put	Goldman Sachs International	12/28/2017	11	HKD	9,800	HKD	5,390,000	36,396
HSCE Index	Put	Goldman Sachs International	12/28/2017	10	HKD	10,200	HKD	5,100,000	46,292
HSCE Index	Put	Goldman Sachs International	12/28/2017	10	HKD	10,600	HKD	5,300,000	62,562
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	98	HKD	9,000	HKD	44,100,000	153,572
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	94	HKD	9,400	HKD	44,180,000	215,989
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	93	HKD	9,800	HKD	45,570,000	307,710
HSCE Index	Put	Societe Generale S.A.	12/28/2017	6	HKD	9,000	HKD	2,700,000	9,402
HSCE Index	Put	Societe Generale S.A.	12/28/2017	6	HKD	9,400	HKD	2,820,000	13,787
Russell 2000 Index	Put	J.P. Morgan Securities LLC	06/16/2017	55	USD	1,300	USD	7,150,000	34,542
Russell 2000 Index	Put	Morgan Stanley Capital Services LLC	06/16/2017	88	USD	1,200	USD	10,560,000	15,738
VIX Index	Put	Morgan Stanley Capital Services LLC	05/17/2017	440	USD	15	USD	660,000	134,650
VIX Index	Put	Morgan Stanley Capital Services LLC	07/19/2017	392	USD	15	USD	588,000	97,020
VIX Index	Put	Morgan Stanley Capital Services LLC	06/21/2017	416	USD	16	USD	665,600	135,570
SMI Index	Put	Citigroup Global Markets Inc.	12/15/2017	44	CHF	8,200	CHF	3,608,000	89,604
SMI Index	Put	Citigroup Global Markets Inc.	12/15/2017	45	CHF	8,400	CHF	3,780,000	117,365
SMI Index	Put	Goldman Sachs International	12/15/2017	19	CHF	7,700	CHF	1,463,000	20,585
SMI Index	Put	Goldman Sachs International	12/15/2017	16	CHF	8,200	CHF	1,312,000	32,583
SMI Index	Put	Goldman Sachs International	12/15/2017	16	CHF	8,400	CHF	1,344,000	41,730
SMI Index	Put	J.P. Morgan Securities LLC	12/15/2017	12	CHF	7,700	CHF	924,000	13,001
SMI Index	Put	J.P. Morgan Securities LLC	12/15/2017	11	CHF	8,200	CHF	402,000	22,401
SMI Index	Put	J.P. Morgan Securities LLC	12/15/2017	11	CHF	8,400	CHF	924,000	28,689
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	45	EUR	110	EUR	247,500	9,631
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	258	EUR	115	EUR	1,483,500	72,541
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	253	EUR	120	EUR	1,518,000	92,292
SX7E Index	Put	Goldman Sachs International	12/15/2017	212	EUR	120	EUR	1,272,000	77,334
SX7E Index	Put	J.P. Morgan Securities LLC	12/15/2017	7	EUR	110	EUR	38,500	1,498
SX7E Index	Put	J.P. Morgan Securities LLC	12/15/2017	255	EUR	115	EUR	1,466,250	71,697
SX7E Index	Put	J.P. Morgan Securities LLC	12/15/2017	7	EUR	120	EUR	42,000	2,554
Subtotal — Over-The-Counter Index Put Options Purchased				3,075					$2,109,986
Total Over-The-Counter Index Options Purchased				4,507					$2,444,215

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                         Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Broker/ Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(m)		Value
SPX Index	Call		06/16/2017	82	USD	2,700	USD	22,140,000	$1,025
Subtotal — Exchange-Traded Index Call Options Purchased				82					$1,025
Russell 2000 Index	Put		06/16/2017	3	USD	1,200	USD	360,000	$1,500
SMI Index	Put		06/16/2017	201	CHF	7,200	CHF	14,472,00	10,706
SMI Index	Put		06/16/2017	191	CHF	7,400	CHF	14,134,00	13,437
SMI Index	Put		06/16/2017	182	CHF	7,700	CHF	14,014,00	20,485
SMI Index	Put		12/15/2017	25	CHF	7,200	CHF	1,800,000	14,371
SMI Index	Put		12/15/2017	24	CHF	7,400	CHF	1,776,000	17,680
SMI Index	Put		12/15/2017	123	CHF	7,700	CHF	9,471,000	132,017
SMI Index	Put		12/15/2017	79	CHF	8,200	CHF	6,478,000	158,945
SMI Index	Put		12/15/2017	73	CHF	8,400	CHF	6,132,000	187,810
SX7E Index	Put		06/16/2017	654	EUR	80	EUR	2,616,000	1,781
SX7E Index	Put		06/16/2017	618	EUR	85	EUR	2,626,500	1,683
SX7E Index	Put		06/16/2017	607	EUR	90	EUR	2,731,500	1,653
SX7E Index	Put		06/16/2017	622	EUR	95	EUR	2,954,500	5,082
SX7E Index	Put		06/16/2017	671	EUR	100	EUR	3,355,000	7,309
SX7E Index	Put		06/16/2017	619	EUR	110	EUR	3,404,500	20,228
SX7E Index	Put		06/16/2017	198	EUR	115	EUR	1,138,500	10,784
SX7E Index	Put		12/15/2017	92	EUR	110	EUR	506,000	19,542
SX7E Index	Put		12/15/2017	88	EUR	115	EUR	506,000	24,444
SX7E Index	Put		12/15/2017	87	EUR	120	EUR	522,000	31,274
Subtotal — Exchange-Traded Index Put Options Purchased				5,157					$680,731
Total Exchange-Traded Index Options Purchased				5,239					$681,756
Total Index Options Purchased — Equity Risk				9,746					$3,125,971

Abbreviations:

CHF	– Euro
EUR	– Euro

JPY	– Japanese Yen
HKD	– Hong Kong Dollar

USD	– U.S. Dollar

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus BRL	Call	Goldman Sachs International	03/20/2018	BRL	3.750	USD	356,600	$8,315
USD versus BRL	Call	Morgan Stanley Capital Services LLC	03/20/2018	BRL	3.750	USD	2,712,400	63,248
USD versus CAD	Call	Goldman Sachs International	05/09/2017	CAD	1.330	USD	284,000	7,695
EUR versus USD	Call	Barclays Bank PLC	06/17/2021	USD	1.175	EUR	562,501	48,398
EUR versus USD	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.175	EUR	567,334	48,814
EUR versus USD	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.189	EUR	632,455	50,142
EUR versus USD	Call	Goldman Sachs International	06/29/2017	USD	1.127	EUR	2,794,000	9,803
EUR versus USD	Call	Goldman Sachs International	06/29/2017	USD	1.132	EUR	2,794,000	7,820
EUR versus USD	Call	Goldman Sachs International	06/29/2017	USD	1.135	EUR	3,050,456	7,451
EUR versus USD	Call	Goldman Sachs International	06/29/2017	USD	1.137	EUR	2,794,000	6,233
EUR versus USD	Call	Goldman Sachs International	06/29/2017	USD	1.140	EUR	4,578,830	8,915
EUR versus USD	Call	Goldman Sachs International	06/29/2017	USD	1.146	EUR	3,050,456	4,530
EUR versus USD	Call	Goldman Sachs International	08/25/2020	USD	1.200	EUR	1,348,907	75,839
EUR versus USD	Call	Goldman Sachs International	06/17/2021	USD	1.177	EUR	530,238	45,238
Subtotal — Over-The-Counter Foreign Currency Call Options Purchased								$392,441
EUR versus USD	Put	Bank of America Merrill Lynch	08/25/2020	USD	1.217	EUR	798,120	$73,618
EUR versus USD	Put	Barclays Bank PLC	05/19/2017	USD	1.046	EUR	169,355	142
EUR versus USD	Put	Barclays Bank PLC	01/13/2020	USD	1.270	EUR	338,440	45,089
EUR versus USD	Put	Barclays Bank PLC	01/27/2020	USD	1.222	EUR	640,440	63,075
EUR versus USD	Put	Barclays Bank PLC	03/12/2020	USD	1.170	EUR	132,118	8,865

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Put	Barclays Bank PLC	04/03/2020	USD	1.172	EUR	431,984	$29,405
EUR versus USD	Put	Barclays Bank PLC	04/22/2020	USD	1.172	EUR	351,372	23,918
EUR versus USD	Put	Barclays Bank PLC	05/12/2020	USD	1.225	EUR	119,640	11,819
EUR versus USD	Put	Barclays Bank PLC	06/03/2020	USD	1.218	EUR	509,824	47,951
EUR versus USD	Put	Barclays Bank PLC	06/26/2020	USD	1.220	EUR	578,405	54,887
EUR versus USD	Put	Barclays Bank PLC	07/10/2020	USD	1.213	EUR	477,259	43,156
EUR versus USD	Put	Barclays Bank PLC	07/16/2020	USD	1.188	EUR	437,856	33,309
EUR versus USD	Put	Barclays Bank PLC	08/25/2020	USD	1.177	EUR	754,643	52,888
EUR versus USD	Put	Citigroup Global Markets Inc.	08/25/2020	USD	1.194	EUR	363,370	28,620
EUR versus USD	Put	Citigroup Global Markets Inc.	08/25/2020	USD	1.228	EUR	353,889	35,027
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.184	EUR	1,126,229	81,064
EUR versus USD	Put	Deutsche Bank Securities Inc.	07/01/2020	USD	1.210	EUR	358,640	31,857
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/25/2020	USD	1.205	EUR	320,544	27,310
EUR versus USD	Put	Goldman Sachs International	12/12/2019	USD	1.350	EUR	2,792,791	559,740
EUR versus USD	Put	Goldman Sachs International	01/21/2020	USD	1.253	EUR	310,284	37,319
EUR versus USD	Put	Goldman Sachs International	02/06/2020	USD	1.234	EUR	238,027	25,305
EUR versus USD	Put	Goldman Sachs International	04/15/2020	USD	1.159	EUR	618,354	38,073
EUR versus USD	Put	Goldman Sachs International	07/29/2020	USD	1.204	EUR	200,000	16,995
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.171	EUR	565,767	37,958
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.181	EUR	840,208	60,385
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.182	EUR	940,625	68,087
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.192	EUR	1,446,909	112,390
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.199	EUR	949,393	77,397
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.203	EUR	1,678,227	141,066
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.210	EUR	422,926	37,133
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.176	EUR	953,186	65,086
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.202	EUR	948,543	76,629
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.205	EUR	599,775	49,373
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.208	EUR	842,323	70,647
EUR versus USD	Put	J.P. Morgan Securities LLC	06/17/2021	USD	1.208	EUR	385,953	32,370
GBP versus USD	Put	Barclays Bank PLC	07/20/2017	USD	1.162	GBP	2,919,000	1,292
GBP versus USD	Put	Barclays Bank PLC	07/20/2017	USD	1.168	GBP	2,919,000	1,510
GBP versus USD	Put	Barclays Bank PLC	07/20/2017	USD	1.174	GBP	2,919,000	1,766
GBP versus USD	Put	J.P. Morgan Securities LLC	05/18/2017	USD	1.190	GBP	224,000	3
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	107.700	USD	11,251,000	258,199
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	113.500	USD	7,403,000	372,837
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	119.000	USD	5,576,000	495,367
USD versus KRW	Put	Citigroup Global Markets Inc.	01/17/2018	KRW	1,190.000	USD	1,366,372	97,842
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	585,108	20,549
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	602,803	21,170
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	666,874	23,420
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	739,093	25,956
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	753,270	26,454
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	1,020,000	35,822
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	USD	1,479,484	51,958
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,190.000	USD	772,741	55,334
Subtotal — Over-The-Counter Foreign Currency Put Options Purchased								$3,687,432
Total Over-The-Counter Foreign Currency Options Purchased — Currency Risk								$4,079,873
Total — Options Purchased (Cost $15,615,120)								$7,205,844

Abbreviations:

BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro

GBP	– British Pound Sterling
JPY	– Japanese Yen
KRW	– South Korean Won

USD	– U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(m)		Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index Mini	Call	Goldman Sachs International	06/16/2017	35	USD	1,450	$(23,894)	USD	5,075,000	$(30,351)	$(6,457)
Subtotal — Over-The-Counter Index Call Option Written				35			$(23,894)			$(30,351)	$(6,457)
CAC 40 Index	Put	J.P. Morgan Chase Bank, N.A.	05/19/2017	102	EUR	4,950	(177,611)	EUR	5,049,000	(23,210)	154,401
Nikkei 225 Index	Put	Citigroup Global Markets Inc.	05/12/2017	1	JPY	18,500	(3,782)	JPY	18,500,000	(258)	3,524
Nikkei 225 Index	Put	Goldman Sachs International	05/12/2017	8	JPY	17,625	(14,229)	JPY	141,000,000	(295)	13,934
Nikkei 225 Index	Put	Goldman Sachs International	05/12/2017	2	JPY	18,000	(6,362)	JPY	36,000,000	(159)	6,203
Nikkei 225 Index	Put	Goldman Sachs International	05/12/2017	2	JPY	20,000	(5,275)	JPY	40,000,000	(159)	5,116
Nikkei 225 Index	Put	Goldman Sachs International	06/09/2017	8	JPY	17,625	(22,192)	JPY	141,000,000	(3,078)	19,114
Nikkei 225 Index	Put	Goldman Sachs International	06/09/2017	8	JPY	18,500	(24,474)	JPY	148,000,000	(9,713)	14,761
Nikkei 225 Index	Put	Goldman Sachs International	07/14/2017	16	JPY	17,625	(62,929)	JPY	282,000,000	(17,389)	45,540
Nikkei 225 Index	Put	J.P. Morgan Chase Bank, N.A.	05/12/2017	2	JPY	18,500	(6,668)	JPY	37,000,000	(517)	6,151
Nikkei 225 Index	Put	UBS	05/12/2017	1	JPY	18,000	(2,894)	JPY	18,000,000	(80)	2,814
Russell 2000 Index Mini	Put	Morgan Stanley Capital Services LLC	06/16/2017	30	USD	1,300	(128,145)	USD	3,900,000	(18,841)	109,304
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	06/16/2017	19	USD	2,150	(85,937)	USD	4,085,000	(6,050)	79,887
S&P 500 Index	Put	Morgan Stanley Capital Services LLC	06/16/2017	51	USD	2,075	(483,480)	USD	10,582,500	(9,815)	473,665
S&P 500 Index	Put	Morgan Stanley Capital Services LLC	06/16/2017	6	USD	2,150	(23,472)	USD	1,290,000	(1,911)	21,561
SX7E	Put	Goldman Sachs International	06/16/2017	317	EUR	100	(71,932)	EUR	1,585,000	(3,002)	68,930
SX7E	Put	Goldman Sachs International	06/16/2017	258	EUR	110	(108,112)	EUR	1,419,000	(7,825)	100,287
Subtotal — Over-The-Counter Index Put Options Written				831			$(1,227,494)			$(102,302)	$1,125,192
Total Over-The-Counter Index Options Written				866			$(1,251,388)			$(132,653)	$1,118,735

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value(m)	Value	Unrealized Appreciation
S&P 500 Index	Put	06/16/2017	1	USD 2,075	$(8,935)	USD 207,500	$(240)	$8,695
Total Index Options Written — Equity Risk			867		$(1,260,323)		$(132,893)	$1,127,430

Currency Abbreviations:

EUR	– Euro
JPY	– Japanese Yen
USD	– U.S. Dollar

(m)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
CAD versus USD	Call	Citigroup Global Markets Inc.	07/12/2017	CAD	1.352	$(8,796)	USD	1,465,000	$(26,995)	$(18,199)
CAD versus USD	Call	Citigroup Global Markets Inc.	07/12/2017	CAD	1.358	(7,346)	USD	1,465,000	(23,349)	(16,003)
CAD versus USD	Call	Citigroup Global Markets Inc.	07/12/2017	CAD	1.365	(5,938)	USD	1,465,000	(19,574)	(13,636)
CAD versus USD	Call	Goldman Sachs International	05/09/2017	CAD	1.324	(20,853)	USD	1,587,000	(49,864)	(29,011)
CAD versus USD	Call	Goldman Sachs International	05/09/2017	CAD	1.330	(18,346)	USD	1,587,000	(43,003)	(24,657)
CAD versus USD	Call	Goldman Sachs International	05/09/2017	CAD	1.337	(15,711)	USD	1,587,000	(35,140)	(19,429)
CAD versus USD	Call	Goldman Sachs International	06/15/2017	CAD	1.373	(1,514)	USD	328,500	(2,742)	(1,228)
CAD versus USD	Call	Goldman Sachs International	07/12/2017	CAD	1.365	(2,572)	USD	328,500	(4,389)	(1,817)
CAD versus USD	Call	J.P. Morgan Chase Bank, N.A.	06/15/2017	CAD	1.366	(12,905)	USD	1,512,000	(15,946)	(3,041)
CAD versus USD	Call	J.P. Morgan Chase Bank, N.A.	06/15/2017	CAD	1.373	(10,478)	USD	1,512,000	(12,623)	(2,145)
CAD versus USD	Call	J.P. Morgan Chase Bank, N.A.	06/15/2017	CAD	1.379	(8,679)	USD	1,512,000	(10,255)	(1,576)
USD versus EUR	Call	Bank of America Merrill Lynch	08/25/2020	USD	1.217	(85,895)	EUR	798,120	(39,702)	46,193
USD versus EUR	Call	Barclays Bank PLC	01/13/2020	USD	1.270	(33,953)	EUR	338,440	(7,840)	26,113
USD versus EUR	Call	Barclays Bank PLC	01/27/2020	USD	1.222	(66,630)	EUR	640,440	(22,798)	43,832
USD versus EUR	Call	Barclays Bank PLC	03/12/2020	USD	1.170	(13,404)	EUR	132,118	(7,596)	5,808

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus EUR	Call	Barclays Bank PLC	04/03/2020	USD	1.172	$(45,035)	EUR	431,974	$(25,340)	$19,695
USD versus EUR	Call	Barclays Bank PLC	04/22/2020	USD	1.172	(36,632)	EUR	351,372	(20,612)	16,020
USD versus EUR	Call	Barclays Bank PLC	05/12/2020	USD	1.225	(12,182)	EUR	119,640	(4,883)	7,299
USD versus EUR	Call	Barclays Bank PLC	06/03/2020	USD	1.218	(52,930)	EUR	509,824	(22,630)	30,300
USD versus EUR	Call	Barclays Bank PLC	06/26/2020	USD	1.220	(57,422)	EUR	578,405	(26,118)	31,304
USD versus EUR	Call	Barclays Bank PLC	07/10/2020	USD	1.213	(48,840)	EUR	477,259	(23,096)	25,744
USD versus EUR	Call	Barclays Bank PLC	07/16/2020	USD	1.188	(42,457)	EUR	437,856	(25,526)	16,931
USD versus EUR	Call	Barclays Bank PLC	08/25/2020	USD	1.177	(79,273)	EUR	754,643	(49,515)	29,758
USD versus EUR	Call	Citigroup Global Markets Inc.	08/25/2020	USD	1.194	(36,552)	EUR	363,370	(21,296)	15,256
USD versus EUR	Call	Citigroup Global Markets Inc.	08/25/2020	USD	1.228	(36,638)	EUR	353,889	(16,288)	20,350
USD versus EUR	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.184	(113,043)	EUR	1,126,229	(92,087)	20,956
USD versus EUR	Call	Deutsche Bank Securities Inc.	07/01/2020	USD	1.210	(36,515)	EUR	358,640	(17,518)	18,997
USD versus EUR	Call	Deutsche Bank Securities Inc.	08/25/2020	USD	1.205	(32,515)	EUR	320,544	(17,345)	15,170
USD versus EUR	Call	Goldman Sachs International	12/12/2019	USD	1.350	(283,731)	EUR	2,792,791	(30,946)	252,785
USD versus EUR	Call	Goldman Sachs International	01/21/2020	USD	1.253	(30,213)	EUR	310,284	(8,425)	21,788
USD versus EUR	Call	Goldman Sachs International	02/06/2020	USD	1.234	(22,003)	EUR	238,027	(7,802)	14,201
USD versus EUR	Call	Goldman Sachs International	04/15/2020	USD	1.159	(63,718)	EUR	618,354	(40,053)	23,665
USD versus EUR	Call	Goldman Sachs International	07/29/2020	USD	1.204	(19,856)	EUR	200,000	(10,556)	9,300
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.171	(58,508)	EUR	565,767	(38,656)	19,852
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.181	(88,315)	EUR	840,208	(53,834)	34,481
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.182	(99,575)	EUR	940,625	(59,859)	39,716
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.192	(150,346)	EUR	1,446,909	(85,978)	64,368
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.199	(107,205)	EUR	949,393	(53,749)	53,456
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.203	(172,877)	EUR	1,678,227	(92,085)	80,792
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.210	(42,970)	EUR	422,926	(22,176)	20,794
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.176	(78,167)	EUR	953,186	(81,552)	(3,385)
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.202	(111,513)	EUR	948,543	(69,929)	41,584
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.205	(72,564)	EUR	599,775	(43,453)	29,111
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.208	(97,442)	EUR	842,323	(59,966)	37,476
USD versus EUR	Call	J.P. Morgan Chase Bank, N.A.	06/17/2021	USD	1.208	(39,433)	EUR	385,953	(27,477)	11,956
Subtotal — Over-The-Counter Foreign Currency Call Options Written						$(2,481,490)			$(1,470,566)	$1,010,924
EUR versus USD	Put	Barclays Bank PLC	05/19/2017	USD	1.040	$(26,527)	EUR	2,096,000	$(1,297)	$25,230
EUR versus USD	Put	Barclays Bank PLC	05/19/2017	USD	1.046	(30,018)	EUR	2,096,000	(1,752)	28,266
EUR versus USD	Put	Barclays Bank PLC	05/19/2017	USD	1.051	(33,197)	EUR	2,096,000	(2,262)	30,935
EUR versus USD	Put	Barclays Bank PLC	06/17/2021	USD	1.175	(51,880)	EUR	562,501	(38,154)	13,726
EUR versus USD	Put	Citigroup Global Markets Inc.	07/20/2017	USD	1.051	(13,843)	EUR	1,184,000	(4,788)	9,055
EUR versus USD	Put	Citigroup Global Markets Inc.	07/20/2017	USD	1.056	(15,705)	EUR	1,184,000	(5,668)	10,037
EUR versus USD	Put	Citigroup Global Markets Inc.	07/20/2017	USD	1.062	(17,976)	EUR	1,184,000	(6,936)	11,040
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.175	(59,017)	EUR	567,334	(38,482)	20,535
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.189	(67,932)	EUR	632,455	(47,150)	20,782
EUR versus USD	Put	Goldman Sachs International	06/16/2017	USD	1.051	(18,031)	EUR	1,970,000	(4,497)	13,534
EUR versus USD	Put	Goldman Sachs International	06/16/2017	USD	1.057	(59,698)	EUR	5,465,014	(16,137)	43,561
EUR versus USD	Put	Goldman Sachs International	06/16/2017	USD	1.062	(23,960)	EUR	1,970,000	(7,211)	16,749
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.200	(151,201)	EUR	1,348,907	(110,720)	40,481
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.177	(58,344)	EUR	530,238	(36,326)	22,018
GBP versus USD	Put	Barclays Bank PLC	07/20/2017	USD	1.215	(15,184)	GBP	2,919,000	(5,606)	9,578
GBP versus USD	Put	Barclays Bank PLC	07/20/2017	USD	1.222	(18,183)	GBP	2,919,000	(6,857)	11,326
GBP versus USD	Put	Barclays Bank PLC	07/20/2017	USD	1.228	(21,070)	GBP	2,919,000	(8,156)	12,914
GBP versus USD	Put	Goldman Sachs International	05/18/2017	USD	1.190	(18,969)	GBP	2,437,000	(28)	18,941
GBP versus USD	Put	Goldman Sachs International	06/16/2017	USD	1.180	(20,888)	GBP	2,437,000	(375)	20,513

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	05/18/2017	USD	1.190	$(20,318)	GBP	2,629,000	$(30)	$20,288
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	06/19/2017	USD	1.169	(2,907)	GBP	769,000	(100)	2,807
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	06/19/2017	USD	1.176	(3,507)	GBP	769,000	(128)	3,379
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	06/19/2017	USD	1.182	(4,117)	GBP	769,000	(158)	3,959
GBP versus USD	Put	Morgan Stanley Capital Services LLC	05/18/2017	USD	1.180	(25,929)	GBP	3,855,000	(26)	25,903
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	113.500	(94,556)	USD	1,679,499	(84,585)	9,971
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,130.000	(189,600)	USD	11,561,000	(406,015)	(216,415)
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,190.000	(293,127)	USD	7,472,000	(535,048)	(241,921)
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,250.000	(409,404)	USD	5,702,000	(659,476)	(250,072)
Subtotal — Over-The-Counter Foreign Currency Put Options Written						$(1,765,088)			$(2,027,968)	$(262,880)
Total Foreign Currency Options Written — Currency Risk						$(4,246,578)			$(3,498,534)	$748,044
Total — Options Written						$(5,506,901)			$(3,631,427)	$1,875,474

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– U.S. Dollar

Options Written Transactions
	Call Options
	Number of Contracts*	Notional Value		Notional Value		Notional Value		Notional Value		Premiums Received
Beginning of period	177	EUR	20,360,696	GBP	11,077,131	JPY	1,313,500,000	USD	38,655,302	$3,196,506
Written	1,606	EUR	2,465,368	GBP	—	JPY	—	USD	334,527,750	3,045,307
Closed	(1,675)		—	GBP	(11,077,131)	JPY	(1,313,500,000)	USD	(328,318,118)	(3,652,444)
Exercised	—		—		—		—		—	—
Expired	(73)		—		—		—	USD	(25,440,934)	(83,985)
End of period	35	EUR	22,826,064	GBP	—	JPY	—	USD	19,424,000	$2,505,384

	Put Options
	Number of Contracts*	Notional Value		Notional Value		Notional Value		Notional Value		Premiums Received
Beginning of period	2,838	EUR	26,264,868	GBP	7,654,705	JPY	418,500,000	USD	81,679,478	$4,615,184
Written	1,785	EUR	85,749,722	GBP	36,247,000	JPY	1,160,500,000	USD	156,924,249	4,803,629
Closed	(702)	EUR	(18,075,071)	GBP	(3,652,101)	JPY	(568,000,000)	USD	(151,364,342)	(4,397,203)
Exercised	—		—		—		—		—	—
Expired	(3,089)	EUR	(63,000,070)	GBP	(17,827,604)	JPY	(149,500,000)	USD	(40,759,886)	(2,020,093)
End of period	832	EUR	30,939,449	GBP	22,422,000	JPY	861,500,000	USD	46,479,499	$3,001,517

*	Does not include foreign currency options written.

Open Futures Contracts(n)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Euro STOXX Banks Index	Long	499	June-2017	$3,544,016	$399,830
CAC 40 Index	Long	248	May-2017	14,088,135	724,697
E-Mini S&P 500 Index	Long	16	June-2017	1,904,400	3,823
Hang Seng China Enterprises Index	Long	69	May-2017	4,542,252	9,234
MSCI Taiwan Index	Long	105	May-2017	3,853,500	20,769
Swiss Market Index	Long	133	June-2017	11,692,719	403,910

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22                         Invesco Global Targeted Returns Fund

Open Futures Contracts(n)—(continued)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	Short	23	June-2017	$(7,808,987)	$(287,519)
EURO STOXX 50 Index	Short	298	June-2017	(11,387,368)	(337,388)
FTSE 100 Index	Short	217	June-2017	(20,137,834)	370,134
FTSE/MIB Index	Short	54	June-2017	(5,966,042)	(318,958)
Bovespa Index	Short	150	June-2017	(3,125,975)	(31,587)
Mexican Bolsa IPC Index	Short	103	June-2017	(2,697,144)	(9,682)
MSCI AC Asia ex Japan Index	Short	22	June-2017	(906,118)	(25,937)
Nikkei 225 Index	Short	13	June-2017	(1,118,659)	(20,525)
Russell 2000 Index Mini	Short	130	June-2017	(9,089,600)	(192,873)
Russell UK Mid 150 Futures Index	Short	70	June-2017	(3,354,843)	(146,331)
S&P/TSX 60 Index	Short	3	June-2017	(402,945)	(7,376)
SPI 200 Index	Short	3	June-2017	(332,096)	(3,071)
Subtotal — Equity Risk					551,150
U.S. Treasury Ultra Bonds	Long	92	June-2017	14,990,250	253,795
Euro Bonds	Short	6	June-2017	(1,057,362)	(3,863)
Long Gilt	Short	5	June-2017	(830,677)	(6,337)
U.S. Treasury 10 Year Bonds	Short	3	June-2017	(377,156)	1,259
Subtotal — Interest Rate Risk					244,854
Total Futures Contracts					$796,004

(n)	Futures contracts collateralized by $5,181,600 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(o)(p)
Counterparty/Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Implied Credit Spread(o)	Expiration Date	Notional Value		Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/ICE	Markit CDX NA HY Index	Sell	5.00%	3.01%	December-2021	USD	367,290	$17,112	$12,974
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Sell	5.00	3.01	December-2021	USD	3,976,830	302,446	23,504
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	1.09	June-2027	EUR	22,580,000	(302,241)	113,931
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Buy	(5.00)	2.68	June-2021	USD	4,102,560	(115,982)	(229,313)
Credit Suisse First Boston/ICE	Markit CDX NA HY Index	Buy	(5.00)	2.68	June-2021	USD	148,500	(5,899)	(7,002)
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Buy	(5.00)	3.01	December-2021	USD	131,670	(5,405)	(5,387)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.67	June-2022	EUR	33,203,000	(451,970)	(156,700)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	2.66	June-2022	EUR	375,000	(39,561)	(4,583)
Total — Credit Default Swap Agreements—Credit Risk								$(601,500)	$(252,576)

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro
ICE	– Intercontinental Exchange
USD	– U.S. Dollar

(o)	Implied credit spreads represent the current level as of April 30, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23                         Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(p)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month AUD BBSW	2.960%	March-2027	AUD	1,151,000	$(7,882)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month AUD BBSW	3.040	March-2027	AUD	762,000	(9,369)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.433	March-2022	CAD	2,078,090	(6,773)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.449	March-2022	CAD	4,157,002	(15,972)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.451	March-2022	CAD	4,117,902	(16,119)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.516	March-2022	CAD	4,157,003	(26,145)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.520	March-2022	CAD	4,157,003	(26,754)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.375	June-2022	CAD	513,000	88
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month CDOR	1.550	June-2022	CAD	331,000	(2,084)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.370	June-2027	EUR	878,000	2,526
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.414	June-2027	EUR	4,151,500	2,790
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.423	June-2027	EUR	830,300	171
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.425	June-2027	EUR	3,321,200	375
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.433	June-2027	EUR	2,490,900	(800)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.438	June-2027	EUR	5,812,100	(3,435)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.656	September-2046	EUR	4,642,599	52,443
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.715	September-2046	EUR	1,270,401	5,491
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.031	December-2045	GBP	1,388,000	(308,429)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.042	December-2045	GBP	1,399,000	(316,511)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.972	December-2045	GBP	737,000	(147,768)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.985	December-2045	GBP	867,100	(178,105)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.045	December-2045	GBP	1,090,000	(248,302)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.098	December-2045	GBP	447,000	(110,657)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.100	December-2045	GBP	443,000	(110,075)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.113	December-2045	GBP	553,000	(140,076)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.116	December-2045	GBP	557,000	(141,698)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.050	January-2046	GBP	301,000	(69,531)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.636	March-2046	GBP	402,000	(34,480)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.643	March-2046	GBP	243,000	(21,461)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.850	April-2046	GBP	172,000	(28,061)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.615	September-2046	GBP	4,229,880	(89,426)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.693	September-2046	GBP	1,178,120	(38,054)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.144	September-2046	GBP	234,000	17,496
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.004	December-2046	GBP	493,000	59,852
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.210	December-2046	GBP	758,000	42,235
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.294	December-2046	GBP	517,000	15,512
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.395	December-2046	GBP	220,000	(233)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.533	March-2047	GBP	1,237,709	(56,055)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.569	March-2047	GBP	1,028,291	(58,065)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.390	April-2021	SEK	111,635,138	(166,871)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.385	May-2021	SEK	170,366,862	(249,360)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.285	June-2021	SEK	9,593,000	(8,269)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.304	June-2021	SEK	15,954,000	(15,314)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	(0.036)	September-2021	SEK	10,167,000	10,523
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.020	September-2021	SEK	11,493,000	8,476
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	(0.016)	December-2021	SEK	13,644,000	16,925
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.020	December-2021	SEK	16,053,000	16,645
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.354	June-2022	SEK	5,530,800	(209)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.365	June-2022	SEK	3,687,200	(381)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	1.933	September-2026	SEK	13,853,000	(11,247)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24                         Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(p)—(continued)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	2.073%	September-2026	SEK	13,283,000	$(20,328)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	2.125	September-2026	SEK	9,647,000	(17,304)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	1.955	March-2027	SEK	6,804,000	(1,906)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	2.000	March-2027	SEK	18,332,000	(9,560)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.017	March-2022	USD	481,000	(1,866)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.333	December-2026	USD	4,390,500	(26,714)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.371	December-2026	USD	4,390,500	(41,491)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.381	December-2026	USD	2,958,000	(30,479)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.384	December-2026	USD	482,000	(5,091)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.389	December-2026	USD	963,000	(10,598)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.391	December-2026	USD	1,101,000	(12,291)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.271	March-2027	USD	776,000	278
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.299	March-2027	USD	1,130,000	(2,420)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.311	March-2027	USD	1,408,000	(4,540)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.315	March-2027	USD	1,130,000	(4,052)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.317	March-2027	USD	1,130,000	(4,256)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.453	November-2043	USD	1,670,208	34,194
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.458	November-2043	USD	4,124,697	80,304
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.460	November-2043	USD	4,979,453	94,225
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.475	November-2043	USD	2,856,567	45,303
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.494	November-2043	USD	910,000	12,997
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.555	November-2043	USD	1,769,000	(340)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.318	September-2046	USD	554,000	20,945
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.325	September-2046	USD	554,000	20,559
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.339	September-2046	USD	1,107,000	39,641
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.343	September-2046	USD	738,000	26,187
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.351	September-2046	USD	738,000	25,605
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.615	March-2047	USD	2,580,000	23,818
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.782	March-2047	USD	542,000	(3,310)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.942	December-2026	AUD	3,891,534	24,765
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.943	December-2026	AUD	3,113,633	19,964
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.965	December-2026	AUD	3,113,633	24,435
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.970	December-2026	AUD	1,659,717	13,554
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	3.052	December-2026	AUD	3,080,074	41,209
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	3.091	December-2026	AUD	1,270,417	20,113
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	3.135	December-2026	AUD	3,266,992	60,860
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.889	March-2027	AUD	1,205,040	2,524
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.905	March-2027	AUD	2,190,995	6,976
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.913	March-2027	AUD	1,755,322	6,618
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.914	March-2027	AUD	1,755,322	6,471
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.918	March-2027	AUD	1,755,321	7,059
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month CDOR	1.435	March-2022	CAD	612,000	2,038
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.582	March-2047	EUR	388,000	(6,907)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.617	March-2047	EUR	145,000	(1,967)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.535	December-2046	GBP	701,000	31,430
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.580	December-2046	GBP	372,000	22,041
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.650	December-2046	GBP	243,000	19,704
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.410	March-2047	GBP	917,000	5,663
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.470	March-2047	GBP	229,000	734
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.566	March-2047	GBP	187,000	3,153

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25                         Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(p)—(continued)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.306%	June-2047	GBP	230,000	$(6,516)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.188	December-2021	SEK	13,853,000	(2,427)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.227	December-2021	SEK	9,647,000	194
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.255	December-2021	SEK	13,283,000	2,193
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.242	March-2022	SEK	7,396,000	(1,114)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.355	March-2022	SEK	18,332,000	8,596
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.578	July-2025	SEK	14,724,719	96,228
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.476	July-2025	SEK	44,677,000	265,923
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.395	July-2025	SEK	16,680,000	91,583
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.305	July-2025	SEK	18,514,281	92,014
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.260	July-2025	SEK	17,000,000	79,468
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.236	September-2025	SEK	7,042,000	30,155
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.275	October-2025	SEK	10,606,000	47,397
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.265	October-2025	SEK	8,198,000	35,614
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.205	October-2025	SEK	8,526,000	33,747
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.470	November-2025	SEK	14,717,000	78,685
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.373	November-2025	SEK	13,133,000	62,705
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.534	December-2025	SEK	36,231,000	202,186
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.655	January-2026	SEK	34,380,000	212,545
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.313	January-2026	SEK	21,817,000	91,264
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.060	March-2026	SEK	11,083,000	28,014
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.327	June-2026	SEK	10,167,000	(21,050)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.033	June-2026	SEK	15,348,000	29,362
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.053	June-2026	SEK	15,954,000	32,350
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.360	September-2026	SEK	15,350,000	(34,144)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.560	September-2026	SEK	8,210,000	(9,173)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.613	September-2026	SEK	16,053,000	(13,827)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.927	June-2027	SEK	5,530,800	(962)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.948	June-2027	SEK	3,687,200	(233)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.923	March-2022	USD	3,138,000	(1,623)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.944	March-2022	USD	1,583,000	747
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.952	March-2022	USD	3,166,000	2,755
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.014	March-2022	USD	3,166,000	11,895
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.036	March-2022	USD	3,166,000	15,130
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.919	June-2022	USD	380,000	(1,176)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.347	March-2027	USD	616,000	4,032
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.584	March-2027	USD	4,739,000	132,254
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.248	June-2027	USD	1,102,000	(5,813)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.475	November-2043	USD	2,341,000	(37,241)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.649	November-2043	USD	393,000	6,596
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.677	November-2043	USD	762,000	19,092
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.474	March-2046	USD	4,590,741	(111,616)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.446	March-2046	USD	9,708,571	(261,605)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.453	March-2046	USD	4,233,688	(111,582)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.625	April-2046	USD	574,000	(5,720)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.510	June-2046	USD	491,000	(10,043)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.155	September-2046	USD	751,000	(39,728)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.163	September-2046	USD	1,123,000	(58,572)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.623	June-2047	USD	376,000	(3,040)
Subtotal — Centrally Cleared Interest Rate Swap Agreements							$(898,957)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26                         Invesco Global Targeted Returns Fund

Abbreviations:

AUD	– Australian Dollar
BBSW	– Bank Bill Swap
CAD	– Canadian Dollar
CDOR	– Canadian Dealer Offered Rate

CME	– Chicago Mercantile Exchange
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate

SEK	– Swedish Krona
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar

(p)	Centrally cleared swap agreements collateralized by $2,712,849 cash held with Credit Suisse First Boston.

Open Over-The-Counter Inflation Swap Agreements(q)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	United Kingdom RPI	3.574%	December-2026	GBP	3,132,000	$(25,190)
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.955	October-2026	USD	1,314,000	38,120
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.960	October-2026	USD	1,314,000	37,468
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.993	October-2026	USD	1,288,000	32,681
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.995	October-2026	USD	2,628,000	66,076
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.000	October-2026	USD	1,288,000	31,644
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.010	October-2026	USD	2,628,000	62,068
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.225	November-2026	USD	1,825,000	3,829
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.255	November-2026	USD	1,867,000	(1,796)
Goldman Sachs International	Receive	United States CPI Urban Consumers NSA	2.040	November-2026	USD	1,320,000	27,692
Goldman Sachs International	Receive	United States CPI Urban Consumers NSA	2.218	November-2026	USD	1,762,000	5,034
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.048	November-2026	USD	1,299,000	26,279
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.249	November-2026	USD	1,493,000	(500)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.255	November-2026	USD	1,867,000	(1,702)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.259	November-2026	USD	1,276,000	(1,723)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.284	November-2026	USD	2,776,000	(10,806)
Barclays Bank PLC	Pay	United Kingdom RPI	3.106	June-2026	GBP	1,294,000	(82,317)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	2.949	September-2025	GBP	840,423	(48,832)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	2.801	May-2026	GBP	1,018,000	(103,381)
Goldman Sachs International	Pay	United Kingdom RPI	3.060	December-2025	GBP	3,450,000	(176,740)
Goldman Sachs International	Pay	United Kingdom RPI	2.964	March-2026	GBP	2,298,000	(169,977)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.923	February-2025	GBP	11,857,170	(457,615)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	3.250	July-2025	GBP	830,852	(7,414)
Barclays Bank PLC	Pay	United States CPI Urban Consumers NSA	2.233	December-2026	USD	2,578,000	(1,315)
Subtotal — Over-The-Counter Inflation Swap Agreements							$(758,417)

Centrally Cleared Inflation Swap Agreements(q)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.114%	March-2022	EUR	6,642,400	$6,401
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.127	March-2022	EUR	1,660,600	1,601
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.140	March-2022	EUR	4,981,800	4,803
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.141	March-2022	EUR	11,624,200	11,206
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.105	April-2022	EUR	8,303,000	8,296
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.134	April-2022	EUR	1,755,000	1,754
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.505	February-2027	GBP	1,235,000	15,550
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.294	January-2027	USD	866,000	1,014
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.300	January-2027	USD	866,000	1,014
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.147	April-2027	USD	198,000	253
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.199	April-2027	USD	397,000	506
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.334	March-2027	EUR	6,642,400	(11,333)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.360	March-2027	EUR	1,660,600	(2,839)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.377	March-2027	EUR	11,624,200	(19,908)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.381	March-2027	EUR	4,981,800	(8,536)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27                         Invesco Global Targeted Returns Fund

Centrally Cleared Inflation Swap Agreements(q)—(continued)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.333%	April-2027	EUR	8,303,000	$(14,405)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.364	April-2027	EUR	1,755,000	(3,055)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.630	January-2027	GBP	644,421	(8,041)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.633	January-2027	GBP	885,159	(11,045)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.635	January-2027	GBP	644,420	(8,041)
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.281	March-2027	USD	919,000	(1,123)
Subtotal — Centrally Cleared Inflation Swap Agreements							$(35,928)
Total Inflation Swap Agreements							$(794,345)
Total Interest Rate and Inflation Swap Agreements — Interest Rate Risk							$(1,693,302)

Abbreviations:

CPI	– Consumer Price Index
GBP	–British Pound Sterling
EUR	– Euro

HICP	– Harmonised Index of Consumer Prices
LCH	– London Clearing House
NSA	– Non-Seasonally Adjusted

RPI	– Retail Price Index
USD	– United States Dollar

(q)	Inflation swap agreements collateralized by $2,027,314 cash held with Deutsche Bank Securities Inc., Goldman Sachs International and Morgan Stanley Capital Services, LLC.

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Hang Seng China Enterprise Index	Receive	29.09%	December-2017	HKD	38,937	$(42,511)
BNP Paribas S.A.	Hang Seng China Enterprise Index	Receive	34.67	December-2017	HKD	27,121	(41,997)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	29.65	December-2017	HKD	33,595	(38,510)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.20	December-2017	HKD	38,165	(45,259)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.85	December-2017	HKD	24,602	(30,898)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	34.93	December-2017	HKD	15,094	(23,701)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	35.59	December-2017	HKD	100,975	(164,071)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	35.90	December-2017	HKD	27,237	(44,951)
HSBC New York	Hang Seng China Enterprise Index	Receive	42.60	December-2017	HKD	54,382	(118,645)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.04	December-2017	HKD	20,690	(9,112)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.39	December-2017	HKD	20,265	(9,752)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.04	December-2017	HKD	25,867	(15,125)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.45	December-2017	HKD	12,935	(8,296)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.64	December-2017	HKD	13,930	(9,506)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	26.94	December-2017	HKD	51,698	(42,769)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	29.06	December-2017	HKD	19,469	(21,010)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	29.74	December-2017	HKD	26,799	(30,367)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.09	December-2017	HKD	111,934	(131,042)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.50	December-2017	HKD	42,751	(52,605)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.63	December-2017	HKD	27,067	(33,415)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.29	December-2017	HKD	25,465	(32,071)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.45	December-2017	HKD	62,123	(79,111)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.64	December-2017	HKD	39,789	(51,331)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	34.19	December-2017	HKD	11,861	(17,891)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	34.29	December-2017	HKD	33,920	(51,449)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	35.24	December-2017	HKD	15,305	(24,426)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	32.25	December-2017	HKD	10,902	(14,642)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	34.80	December-2017	HKD	52,850	(82,414)
Societe Generale	Hang Seng China Enterprise Index	Receive	22.69	December-2017	HKD	63,701	(12,811)
Societe Generale	Hang Seng China Enterprise Index	Receive	23.33	December-2017	HKD	15,692	(5,260)
Societe Generale	Hang Seng China Enterprise Index	Receive	26.09	December-2017	HKD	30,953	(22,192)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements—(continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Societe Generale	Hang Seng China Enterprise Index	Receive	27.78%	December-2017	HKD	8,840	$(8,193)
Societe Generale	Hang Seng China Enterprise Index	Receive	28.54	December-2017	HKD	44,220	(44,399)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.10	December-2017	HKD	27,362	(29,954)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.55	December-2017	HKD	5,905	(6,520)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.89	December-2017	HKD	40,573	(47,073)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.93	December-2017	HKD	27,320	(31,777)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.42	December-2017	HKD	40,377	(48,665)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.73	December-2017	HKD	38,467	(47,576)
Societe Generale	Hang Seng China Enterprise Index	Receive	32.10	December-2017	HKD	10,130	(13,474)
Societe Generale	Hang Seng China Enterprise Index	Receive	33.25	December-2017	HKD	31,530	(45,053)
Societe Generale	Hang Seng China Enterprise Index	Receive	35.10	December-2017	HKD	12,873	(20,395)
Societe Generale	Hang Seng China Enterprise Index	Receive	35.35	December-2017	HKD	33,179	(53,254)
Societe Generale	Hang Seng China Enterprise Index	Receive	36.75	December-2017	HKD	49,130	(84,496)
Societe Generale	Hang Seng China Enterprise Index	Receive	39.80	December-2017	HKD	45,162	(88,691)
UBS	Hang Seng China Enterprise Index	Receive	21.40	December-2017	HKD	53,251	(1,425)
UBS	Hang Seng China Enterprise Index	Receive	23.80	December-2017	HKD	34,282	(12,247)
BNP Paribas S.A.	Hang Seng Index	Receive	20.29	December-2017	HKD	22,171	(10,482)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	19.26	December-2017	HKD	29,385	(8,004)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	19.39	December-2017	HKD	31,669	(10,694)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.29	December-2017	HKD	19,271	(9,339)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.64	December-2017	HKD	15,035	(8,267)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	24.95	December-2017	HKD	36,337	(36,195)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.08	December-2017	HKD	64,715	(65,275)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.25	December-2017	HKD	27,496	(28,435)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.60	December-2017	HKD	51,286	(54,945)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	26.40	December-2017	HKD	23,155	(26,385)
Societe Generale	Hang Seng Index	Receive	17.68	December-2017	HKD	27,957	(1,601)
Societe Generale	Hang Seng Index	Receive	18.69	December-2017	HKD	15,973	(3,703)
Societe Generale	Hang Seng Index	Receive	21.52	December-2017	HKD	26,531	(16,696)
Societe Generale	Hang Seng Index	Receive	22.23	December-2017	HKD	33,234	(23,780)
Societe Generale	Hang Seng Index	Receive	22.78	December-2017	HKD	20,626	(16,060)
Societe Generale	Hang Seng Index	Receive	23.48	December-2017	HKD	53,065	(44,953)
Societe Generale	Hang Seng Index	Receive	24.09	December-2017	HKD	26,533	(24,915)
Societe Generale	Hang Seng Index	Receive	24.28	December-2017	HKD	90,205	(85,373)
Societe Generale	Hang Seng Index	Receive	24.80	December-2017	HKD	64,593	(64,085)
Societe Generale	Hang Seng Index	Receive	24.99	December-2017	HKD	50,717	(51,321)
Societe Generale	Hang Seng Index	Receive	25.08	December-2017	HKD	38,488	(39,289)
Societe Generale	Hang Seng Index	Receive	25.15	December-2017	HKD	58,617	(59,912)
Societe Generale	Hang Seng Index	Receive	25.35	December-2017	HKD	50,597	(53,232)
Societe Generale	Hang Seng Index	Receive	25.52	December-2017	HKD	63,930	(67,516)
Societe Generale	Hang Seng Index	Receive	25.85	December-2017	HKD	41,245	(44,952)
Societe Generale	Hang Seng Index	Receive	25.98	December-2017	HKD	47,871	(52,658)
BNP Paribas S.A.	KOSPI 200 Index	Receive	17.19	December-2017	KRW	7,833,404	(12,305)
BNP Paribas S.A.	KOSPI 200 Index	Receive	20.05	December-2017	KRW	7,086,103	(31,655)
Goldman Sachs International	KOSPI 200 Index	Receive	20.30	December-2017	KRW	8,164,924	(38,635)
Goldman Sachs International	KOSPI 200 Index	Receive	21.10	December-2017	KRW	6,109,726	(32,538)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	18.94	December-2017	KRW	2,999,226	(9,947)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	19.75	December-2017	KRW	3,826,805	(15,992)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	19.98	December-2017	KRW	4,400,800	(19,165)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.28	December-2017	KRW	9,543,941	(43,737)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements—(continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.64%	December-2017	KRW	3,928,560	$(19,273)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.74	December-2017	KRW	5,313,225	(26,482)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.19	December-2017	KRW	9,170,873	(48,665)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.28	December-2017	KRW	8,385,612	(46,066)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.30	December-2017	KRW	5,469,899	(29,937)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.45	December-2017	KRW	4,600,846	(25,573)
Societe Generale	KOSPI 200 Index	Receive	16.73	December-2017	KRW	2,447,572	(1,668)
Societe Generale	KOSPI 200 Index	Receive	16.90	December-2017	KRW	8,664,244	(2,461)
Societe Generale	KOSPI 200 Index	Receive	17.05	December-2017	KRW	5,320,074	(8,394)
Societe Generale	KOSPI 200 Index	Receive	18.59	December-2017	KRW	4,902,073	(14,421)
Societe Generale	KOSPI 200 Index	Receive	18.95	December-2017	KRW	13,267,226	(45,326)
Societe Generale	KOSPI 200 Index	Receive	19.53	December-2017	KRW	8,117,144	(30,965)
Societe Generale	KOSPI 200 Index	Receive	20.38	December-2017	KRW	7,005,983	(33,106)
Societe Generale	KOSPI 200 Index	Receive	20.83	December-2017	KRW	7,959,537	(39,461)
Societe Generale	KOSPI 200 Index	Receive	21.10	December-2017	KRW	9,222,065	(47,634)
Societe Generale	KOSPI 200 Index	Receive	21.35	December-2017	KRW	7,267,477	(38,979)
Societe Generale	KOSPI 200 Index	Receive	26.85	December-2017	KRW	21,545,172	(189,552)
UBS	KOSPI 200 Index	Receive	17.30	December-2017	KRW	5,836,060	(4,133)
UBS	KOSPI 200 Index	Receive	19.00	December-2017	KRW	7,406,340	(16,711)
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Receive	17.34	December-2017	USD	4,031	(12,303)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	26.65	December-2017	HKD	316,698	256,346
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	26.75	December-2017	HKD	105,566	86,760
Societe Generale	Hang Seng Index	Pay	22.01	December-2017	HKD	136,738	96,043
BNP Paribas S.A.	S&P 500 Index	Pay	17.25	December-2017	USD	7,143	21,652
BNP Paribas S.A.	S&P 500 Index	Pay	19.80	December-2017	USD	7,175	41,946
Goldman Sachs International	S&P 500 Index	Pay	18.75	December-2017	USD	2,659	12,625
Goldman Sachs International	S&P 500 Index	Pay	20.50	December-2017	USD	9,024	59,243
Goldman Sachs International	S&P 500 Index	Pay	20.60	December-2017	USD	8,661	57,150
Goldman Sachs International	S&P 500 Index	Pay	21.15	December-2017	USD	5,408	38,300
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.00	December-2017	USD	1,536	1,420
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.32	December-2017	USD	3,242	4,558
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.45	December-2017	USD	7,659	15,440
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.56	December-2017	USD	17,560	44,837
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	17.10	December-2017	USD	3,333	9,693
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	17.70	December-2017	USD	10,317	38,688
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	18.80	December-2017	USD	6,094	28,404
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	19.55	December-2017	USD	7,945	44,048
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	19.90	December-2017	USD	8,054	47,260
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.09	December-2017	USD	4,958	31,422
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.20	December-2017	USD	15,837	100,104
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.36	December-2017	USD	19,225	121,109
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.60	December-2017	USD	11,548	76,200
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.65	December-2017	USD	9,155	60,974
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.73	December-2017	USD	8,762	57,857
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.79	December-2017	USD	11,417	78,974
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	21.25	December-2017	USD	14,422	103,084
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	24.58	December-2017	USD	17,827	160,897
Societe Generale	S&P 500 Index	Pay	14.90	December-2017	USD	15,056	(3,705)
Societe Generale	S&P 500 Index	Pay	15.85	December-2017	USD	15,469	19,083
Societe Generale	S&P 500 Index	Pay	15.90	December-2017	USD	2,048	1,702

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements—(continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Societe Generale	S&P 500 Index	Pay	18.40%	December-2017	USD	5,224	$21,974
Societe Generale	S&P 500 Index	Pay	18.50	December-2017	USD	4,654	21,232
Societe Generale	S&P 500 Index	Pay	19.00	December-2017	USD	2,285	10,990
Societe Generale	S&P 500 Index	Pay	19.25	December-2017	USD	14,636	75,353
Societe Generale	S&P 500 Index	Pay	19.30	December-2017	USD	18,815	104,401
Societe Generale	S&P 500 Index	Pay	19.85	December-2017	USD	4,602	26,843
Societe Generale	S&P 500 Index	Pay	20.00	December-2017	USD	4,100	24,540
Societe Generale	S&P 500 Index	Pay	20.15	December-2017	USD	10,986	67,625
Societe Generale	S&P 500 Index	Pay	20.20	December-2017	USD	11,548	73,076
Societe Generale	S&P 500 Index	Pay	20.30	December-2017	USD	6,867	44,116
Societe Generale	S&P 500 Index	Pay	20.30	December-2017	USD	9,155	58,815
Societe Generale	S&P 500 Index	Pay	20.45	December-2017	USD	15,792	103,145
Societe Generale	S&P 500 Index	Pay	20.65	December-2017	USD	6,524	44,524
Societe Generale	S&P 500 Index	Pay	20.75	December-2017	USD	3,410	22,570
Societe Generale	S&P 500 Index	Pay	20.90	December-2017	USD	5,007	33,578
Societe Generale	S&P 500 Index	Pay	21.20	December-2017	USD	12,125	85,197
UBS	S&P 500 Index	Pay	14.90	December-2017	USD	7,528	(1,853)
UBS	S&P 500 Index	Pay	16.10	December-2017	USD	8,644	10,417
UBS	S&P 500 Index	Pay	16.20	December-2017	USD	2,560	2,843
Total — Variance Swap Agreements — Equity Risk							$(1,141,983)

Currency Abbreviations:

HKD	– Hong Kong Dollar
KRW	– South Korean Won
USD	– United States Dollar

Open Over-The-Counter Volatility Swap Agreements
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	USD/EUR	Pay	8.70%	May-2017	USD	96,648	$(2,656)
BNP Paribas S.A.	USD/EUR	Pay	10.25	May-2017	USD	45,000	50,744
BNP Paribas S.A.	USD/GBP	Pay	10.10	May-2017	USD	6,647	331
BNP Paribas S.A.	USD/GBP	Pay	10.85	May-2017	USD	13,968	(45,100)
BNP Paribas S.A.	USD/GBP	Pay	11.15	May-2017	USD	19,500	(52,112)
BNP Paribas S.A.	USD/GBP	Pay	11.25	May-2017	USD	19,500	(49,769)
BNP Paribas S.A.	USD/GBP	Pay	11.45	May-2017	USD	19,500	(46,702)
BNP Paribas S.A.	USD/GBP	Pay	13.00	May-2017	USD	30,174	84,761
BNP Paribas S.A.	USD/GBP	Pay	13.20	May-2017	USD	18,000	54,160
Deutsche Bank Securities Inc.	USD/GBP	Pay	11.225	May-2017	USD	18,200	(46,906)
Deutsche Bank Securities Inc.	USD/GBP	Pay	11.275	May-2017	USD	9,100	(23,183)
Societe Generale	USD/GBP	Pay	10.00	May-2017	USD	36,234	(2,524)
Societe Generale	USD/GBP	Pay	11.15	May-2017	USD	22,565	(60,196)
Societe Generale	USD/GBP	Pay	11.65	May-2017	USD	33,364	52,213
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.10	May-2017	USD	13,500	(16,131)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.10	June-2017	USD	14,580	(17,565)
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.15	June-2017	USD	12,600	(2,065)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.75	July-2017	USD	15,000	(23,468)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.075	July-2017	USD	11,880	(14,593)
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.40	July-2017	USD	5,500	(5,453)
Goldman Sachs International	USD/JPY	Pay	10.34	June-2017	USD	15,000	(14,355)
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	9.75	June-2017	USD	9,000	(14,079)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

31                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements—(continued)
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.30%	May-2017	AUD	20,863	$33,503
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.50	June-2017	AUD	16,412	24,451
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.525	June-2017	AUD	18,942	28,316
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.75	July-2017	AUD	20,000	25,903
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.50	July-2017	AUD	18,000	13,767
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.70	July-2017	AUD	15,933	9,198
Goldman Sachs International	AUD/JPY	Receive	12.73	June-2017	AUD	20,000	26,989
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	12.55	June-2017	AUD	11,719	17,529
UBS	EUR/JPY	Receive	12.00	May-2017	EUR	2,198	(6,617)
BNP Paribas S.A.	USD/EUR	Receive	8.70	May-2017	USD	6,647	(849)
BNP Paribas S.A.	USD/EUR	Receive	9.85	May-2017	USD	14,965	(18,884)
BNP Paribas S.A.	USD/EUR	Receive	10.00	May-2017	USD	19,500	(30,726)
BNP Paribas S.A.	USD/EUR	Receive	10.10	May-2017	USD	19,500	(32,430)
BNP Paribas S.A.	USD/EUR	Receive	10.25	May-2017	USD	19,500	(35,097)
Deutsche Bank Securities Inc.	USD/EUR	Receive	10.10	May-2017	USD	18,200	(30,496)
Deutsche Bank Securities Inc.	USD/EUR	Receive	10.25	May-2017	USD	9,100	(16,498)
Societe Generale	USD/EUR	Receive	8.70	May-2017	USD	28,861	(7,207)
Societe Generale	USD/EUR	Receive	9.65	May-2017	USD	24,568	(33,508)
Societe Generale	USD/EUR	Receive	10.15	May-2017	USD	23,542	(40,083)
Societe Generale	USD/EUR	Receive	10.275	May-2017	USD	14,051	(29,341)
BNP Paribas S.A.	USD/GBP	Receive	10.10	May-2017	USD	97,454	(2,401)
BNP Paribas S.A.	USD/GBP	Receive	11.60	May-2017	USD	52,000	(92,458)
Total — Volatility Swap Agreements — Currency Risk							$(391,587)

Currency Abbreviations:

AUD	– Australian Dollar
EUR	– Euro

GBP	– British Pound Sterling
JPY	– Japanese Yen

USD	– United States Dollar

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Pay	Macquarie MQCP174 Index	0.15%	40,403	February-2018	$(3,697,125)	$(420)
Macquarie Bank Ltd.	Pay	Macquarie MQCP515 Index	0.28	6,264	February-2018	(1,183,900)	(798)
Macquarie Bank Ltd.	Receive	Macquarie MQCP174 Index	0.15	1,902	February-2018	174,045	20
Macquarie Bank Ltd.	Receive	Macquarie MQCP515 Index	0.28	151,746	February-2018	28,680,100	19,317
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley Systematic 5-Month Dispersion Index	0.10	41,589	April-2018	8,623,301	14,318
Total Open Over-The-Counter Total Return Swap Agreements — Commodity Risk							$32,437

Index Information:

Macquarie MQCP174 Index

– A basket of eleven indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Aluminum, Copper, Crude Oil, Gasoline RBOB, Heating Oil, Natural Gas, Nickel and Zinc.

Macquarie MQCP515 Index

– A basket of eleven indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Aluminum, Copper, Crude Oil, Gasoline RBOB, Heating Oil, Natural Gas, Nickel and Zinc.

Open Over-The-Counter Total Return Swap Agreements — Equity Risk
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Number of Contracts	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Hang Seng China Enterprises Total Return Index	3 Month HIBOR + 0.32%	1,674	December-2017	HKD	30,570,170	$(96,746)

Investments Abbreviations:

HIBOR	– Hong Kong Interbank Offered Rate
HKD	– Hong Kong Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

32                         Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
			Deliver		Receive
05/05/2017	Citigroup Global Markets Inc.	EUR	3,900,000	USD	4,195,552	$4,249,835	$(54,283)
05/05/2017	Citigroup Global Markets Inc.	GBP	7,325,000	USD	9,102,485	9,489,306	(386,821)
05/05/2017	Citigroup Global Markets Inc.	USD	1,373,258	GBP	1,100,000	1,425,015	51,757
05/11/2017	Barclays Bank PLC	EUR	4,044,295	SEK	38,074,000	4,351,986	(106,925)
05/11/2017	Barclays Bank PLC	JPY	164,009,000	USD	1,491,336	1,471,989	19,347
05/11/2017	Barclays Bank PLC	KRW	1,227,410,000	USD	1,075,903	1,078,930	(3,027)
05/11/2017	Barclays Bank PLC	SEK	4,027,000	EUR	421,997	445,692	5,032
05/11/2017	Barclays Bank PLC	USD	340,824	CNY	2,354,068	340,902	78
05/11/2017	Barclays Bank PLC	USD	8,064,458	INR	547,760,417	8,513,462	449,004
05/11/2017	Barclays Bank PLC	USD	628,945	JPY	69,216,000	621,217	(7,728)
05/11/2017	Barclays Bank PLC	USD	4,036,016	KRW	4,579,470,721	4,025,492	(10,524)
05/11/2017	Barclays Bank PLC	USD	1,571,541	RUB	95,698,994	1,675,859	104,318
05/11/2017	Citigroup Global Markets Inc.	USD	664,909	KRW	748,342,000	657,815	(7,094)
05/11/2017	Deutsche Bank Securities Inc.	KRW	586,701,000	USD	516,099	515,728	371
05/11/2017	Deutsche Bank Securities Inc.	USD	986,355	JPY	109,662,000	984,222	(2,133)
05/11/2017	Goldman Sachs International	AUD	3,219,143	USD	2,467,416	2,410,071	57,345
05/11/2017	Goldman Sachs International	CAD	7,518,479	USD	5,785,895	5,508,461	277,434
05/11/2017	Goldman Sachs International	CLP	705,200,000	USD	1,090,459	1,055,969	34,490
05/11/2017	Goldman Sachs International	CNY	55,902,617	USD	8,100,804	8,095,474	5,330
05/11/2017	Goldman Sachs International	JPY	377,557,399	USD	3,410,850	3,388,596	22,254
05/11/2017	Goldman Sachs International	KRW	4,161,284,884	USD	3,665,179	3,657,895	7,284
05/11/2017	Goldman Sachs International	NZD	3,363,000	USD	2,455,360	2,308,246	147,114
05/11/2017	Goldman Sachs International	USD	774,986	AUD	1,010,476	756,512	(18,474)
05/11/2017	Goldman Sachs International	USD	1,037,366	CAD	1,363,338	998,858	(38,508)
05/11/2017	Goldman Sachs International	USD	262,845	CHF	264,179	265,728	2,883
05/11/2017	Goldman Sachs International	USD	4,926,833	CLP	3,188,400,000	4,774,324	(152,509)
05/11/2017	Goldman Sachs International	USD	100,510	CNY	692,986	100,354	(156)
05/11/2017	Goldman Sachs International	USD	675,048	EUR	635,513	692,738	17,690
05/11/2017	Goldman Sachs International	USD	616,103	GBP	494,425	640,626	24,523
05/11/2017	Goldman Sachs International	USD	126,304	HKD	980,662	126,112	(192)
05/11/2017	Goldman Sachs International	USD	1,027,594	JPY	113,733,399	1,020,763	(6,831)
05/11/2017	Goldman Sachs International	USD	146,322	KRW	165,788,855	145,733	(589)
05/11/2017	Goldman Sachs International	USD	473,953	NZD	659,000	452,315	(21,638)
05/11/2017	Goldman Sachs International	USD	31,951	SEK	288,444	32,588	637
05/11/2017	Goldman Sachs International	USD	160,701	TWD	4,901,373	162,383	1,682
05/11/2017	J.P. Morgan Chase Bank N.A.	JPY	56,932,000	USD	522,645	510,967	11,678
05/11/2017	J.P. Morgan Chase Bank N.A.	USD	572,047	JPY	62,284,000	559,002	(13,045)
05/11/2017	J.P. Morgan Chase Bank N.A.	USD	819,250	KRW	925,146,000	813,231	(6,019)
05/11/2017	State Street Bank & Trust Co.	CHF	264,179	USD	267,017	265,728	1,289
05/11/2017	State Street Bank & Trust Co.	EUR	635,513	USD	688,544	692,738	(4,194)
05/11/2017	State Street Bank & Trust Co.	GBP	494,425	USD	616,558	640,626	(24,068)
05/11/2017	State Street Bank & Trust Co.	INR	73,461,300	USD	1,092,361	1,141,758	(49,397)
05/11/2017	State Street Bank & Trust Co.	RUB	15,655,303	USD	265,704	274,152	(8,448)
05/11/2017	State Street Bank & Trust Co.	SEK	288,444	USD	32,755	32,588	167
05/11/2017	State Street Bank & Trust Co.	USD	178,546	CAD	233,900	171,368	(7,178)
05/11/2017	State Street Bank & Trust Co.	USD	1,004,363	CNY	6,929,900	1,003,546	(817)
05/11/2017	State Street Bank & Trust Co.	USD	321,096	EUR	302,420	329,652	8,556
05/11/2017	State Street Bank & Trust Co.	USD	1,128,038	GBP	906,262	1,174,242	46,204
05/12/2017	Citigroup Global Markets Inc.	GBP	363,000	USD	451,151	470,352	(19,201)
05/12/2017	Citigroup Global Markets Inc.	JPY	10,000,000	USD	90,229	89,754	475

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

33                         Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
			Deliver		Receive
05/19/2017	State Street Bank & Trust Co.	AUD	3,126,646	USD	2,367,605	$2,340,472	$27,133
05/19/2017	State Street Bank & Trust Co.	CAD	171,000	USD	127,839	125,298	2,541
05/19/2017	State Street Bank & Trust Co.	CHF	6,361,913	USD	6,349,165	6,402,705	(53,540)
05/19/2017	State Street Bank & Trust Co.	CNY	18,274,976	USD	2,650,122	2,643,662	6,460
05/19/2017	State Street Bank & Trust Co.	DKK	3,488,671	USD	500,424	511,451	(11,027)
05/19/2017	State Street Bank & Trust Co.	EUR	20,279,656	USD	21,623,032	22,115,046	(492,014)
05/19/2017	State Street Bank & Trust Co.	GBP	24,728,806	USD	31,060,649	32,048,656	(988,007)
05/19/2017	State Street Bank & Trust Co.	HKD	22,641,732	USD	2,914,482	2,912,223	2,259
05/19/2017	State Street Bank & Trust Co.	JPY	398,794,161	USD	3,659,717	3,580,284	79,433
05/19/2017	State Street Bank & Trust Co.	KRW	2,336,050,643	USD	2,064,357	2,053,495	10,862
05/19/2017	State Street Bank & Trust Co.	NOK	8,569,071	USD	1,001,957	998,396	3,561
05/19/2017	State Street Bank & Trust Co.	SEK	17,384,934	USD	1,935,418	1,964,983	(29,565)
05/19/2017	State Street Bank & Trust Co.	SGD	581,518	USD	416,644	416,287	357
05/19/2017	State Street Bank & Trust Co.	TWD	17,899,602	USD	592,114	593,331	(1,217)
05/19/2017	State Street Bank & Trust Co.	USD	222,336	AUD	296,000	221,573	(763)
05/19/2017	State Street Bank & Trust Co.	USD	61,111	CAD	82,000	60,085	(1,026)
05/19/2017	State Street Bank & Trust Co.	USD	217,004	CHF	216,000	217,385	381
05/19/2017	State Street Bank & Trust Co.	USD	318,761	EUR	293,000	319,518	757
05/19/2017	State Street Bank & Trust Co.	USD	396,087	GBP	309,000	400,466	4,379
05/19/2017	State Street Bank & Trust Co.	USD	694,896	HKD	5,400,000	694,558	(338)
05/19/2017	State Street Bank & Trust Co.	USD	896,264	KRW	1,015,606,000	892,764	(3,500)
05/19/2017	State Street Bank & Trust Co.	USD	184,076	SEK	1,624,000	183,557	(519)
06/09/2017	Barclays Bank PLC	AUD	3,390,667	USD	2,564,321	2,537,150	27,171
06/09/2017	Barclays Bank PLC	CLP	239,748,300	USD	356,271	358,486	(2,215)
06/09/2017	Barclays Bank PLC	NZD	3,409,000	USD	2,394,209	2,338,065	56,144
06/09/2017	Barclays Bank PLC	USD	1,549,914	BRL	4,879,980	1,521,511	(28,403)
06/09/2017	Barclays Bank PLC	USD	632,675	EUR	596,149	650,811	18,136
06/09/2017	Barclays Bank PLC	USD	1,382,706	GBP	1,127,672	1,462,373	79,667
06/09/2017	Barclays Bank PLC	USD	3,401,255	INR	229,669,707	3,558,291	157,036
06/09/2017	Barclays Bank PLC	USD	2,235,818	MXN	42,831,890	2,258,768	22,950
06/09/2017	Deutsche Bank Securities Inc.	EUR	731,027	SEK	7,006,000	781,943	(5,290)
06/09/2017	Goldman Sachs International	CAD	8,847,541	USD	6,609,356	6,485,120	124,236
06/09/2017	Goldman Sachs International	CLP	242,170,000	USD	359,970	362,107	(2,137)
06/09/2017	Goldman Sachs International	CNY	24,103,331	USD	3,460,636	3,478,516	(17,880)
06/09/2017	Goldman Sachs International	EUR	3,190,982	SEK	30,430,000	3,349,440	(40,253)
06/09/2017	Goldman Sachs International	USD	594,966	BRL	1,865,456	581,623	(13,343)
06/09/2017	Goldman Sachs International	USD	4,688,758	CLP	3,086,000,000	4,614,372	(74,386)
06/09/2017	Goldman Sachs International	USD	3,420,237	MXN	66,069,670	3,484,228	63,991
06/09/2017	Goldman Sachs International	USD	1,481,484	RUB	88,949,770	1,547,262	65,778
06/09/2017	J.P. Morgan Chase Bank N.A.	AUD	473,000	USD	356,828	353,934	2,894
06/09/2017	J.P. Morgan Chase Bank N.A.	CLP	1,939,781,700	USD	2,905,161	2,900,478	4,683
06/09/2017	J.P. Morgan Chase Bank N.A.	NZD	560,000	USD	391,162	384,076	7,086
06/09/2017	J.P. Morgan Chase Bank N.A.	USD	471,055	CLP	310,000,000	463,531	(7,524)
06/09/2017	J.P. Morgan Chase Bank N.A.	USD	112,165	MXN	2,124,000	112,011	(154)
06/09/2017	J.P. Morgan Chase Bank N.A.	USD	49,130	RUB	2,918,832	50,772	1,642
06/09/2017	Morgan Stanley & Co. LLC	USD	907,465	BRL	2,855,564	890,325	(17,140)
06/09/2017	State Street Bank & Trust Co.	USD	672,718	MXN	13,342,440	703,622	30,904
06/19/2017	Citigroup Global Markets Inc.	EUR	175,000	USD	187,996	191,144	(3,148)
07/13/2017	Barclays Bank PLC	CNY	28,431,031	USD	4,096,454	4,089,677	6,777
07/13/2017	Barclays Bank PLC	EUR	6,974,773	USD	7,465,692	7,627,769	(162,077)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

34                         Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
			Deliver		Receive
07/13/2017	Barclays Bank PLC	INR	36,301,300	USD	556,512	$560,374	$(3,862)
07/13/2017	Barclays Bank PLC	NZD	4,058,000	USD	2,824,806	2,780,934	43,872
07/13/2017	Barclays Bank PLC	USD	5,831,048	CLP	3,848,200,000	5,745,417	(85,631)
07/13/2017	Barclays Bank PLC	USD	390,974	GBP	311,906	404,885	13,911
07/13/2017	Barclays Bank PLC	USD	4,338,903	INR	282,432,207	4,359,835	20,932
07/13/2017	Citigroup Global Markets Inc.	RUB	7,520,615	USD	129,800	129,847	(47)
07/13/2017	Goldman Sachs International	AUD	3,910,667	USD	2,945,847	2,924,658	21,189
07/13/2017	Goldman Sachs International	CAD	10,281,341	USD	7,679,003	7,540,180	138,823
07/13/2017	Goldman Sachs International	EUR	5,296,775	SEK	50,777,000	5,659,654	(36,404)
07/13/2017	Goldman Sachs International	GBP	16,722,716	USD	20,929,650	21,707,738	(778,088)
07/13/2017	Goldman Sachs International	MXN	3,295,000	USD	173,388	172,837	551
07/13/2017	Goldman Sachs International	USD	1,666,252	RUB	96,960,900	1,674,081	7,829
Total Forward Foreign Currency Contracts — Currency Risk							$(1,458,030)

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNY	– Chinese Yuan
DKK	– Danish Krone

EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

Portfolio Composition

By Asset Type

	Risk Allocation(1)	Notional Value as % of Total Net Assets(2)	Value as % of Total Net Assets(3)
Commodity	3.20%	23.42%	0.02%
Credit	7.83%	38.64%	(0.15)%
Currency	27.87%	272.90%	1.86%
Equity	32.00%	207.76%	40.00%
Inflation	6.40%	79.81%	(0.44)%
Interest Rate	17.94%	170.20%	32.24%
Volatility(4)	4.76%	1.07%	(0.85)%
Money Market Funds Plus Other Assets less Liabilities			27.32%

(1)	The values in this column represent the Adviser’s proprietary measure of risk that each asset type contributes to the Fund. The risk associated with each asset type is calculated by aggregating the independent risk, as of the end of the fiscal period, of each of the Fund’s investment ideas that are included in that asset type. Independent risk is determined by measuring the historical price volatility of the assets or asset classes that comprise the investment idea using a statistical measurement called standard deviation. Standard deviation measures how much historical prices vary from their average over a certain period of time. The risk of each investment idea takes into account the Adviser’s evaluation of the risk dynamics and expected correlation of the components of the investment idea based on historical price movements. Historical price movements may not be representative of future price movements and, therefore, the actual risk of each asset type may be much greater or lower than the values shown. In addition, there are ways to measure risk other than standard deviation which, if used, may have resulted in a different risk allocation.
(2)	The values in this column represent the gross notional amount of the derivative instruments and other investments held by the Fund, including purchased and written options, futures, forwards, swaps and investment companies. The notional amount of a derivative is the nominal or face amount used to calculate payments made on the instrument. The gross notional amount does not reflect any offsetting or netting of long and short positions. The notional amounts of derivatives and other investments denominated in foreign currencies have been adjusted to the U.S. dollar equivalent using spot exchange rates. See the Consolidated Schedule of Investments for a complete list of derivative instruments held by the Fund as of April 30, 2017.
(3)	The percentages in this column were calculated by adding the market value of purchased options, the net unrealized appreciation/depreciation of written options, futures, swaps and forwards, and the net asset value of affiliated money market funds held by the Fund. See the Consolidated Schedule of Investments for the complete list of derivative instruments held by the Fund as of April 30, 2017.
(4)	Includes the volatility and variance swaps held by the Fund, the gains and losses on which are driven by the volatility (i.e., the positive and negative changes in value over time) of a particular asset, such as stocks or currencies, and not by the asset itself.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

35                         Invesco Global Targeted Returns Fund

Consolidated Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $139,823,579)	$133,814,581
Investments in affiliated money market funds, at value and cost	16,108,527
Total investments, at value (Cost $155,932,106)	149,923,108
Cash	1,782,943
Foreign currencies, at value (Cost $15,320,085)	15,339,761
Receivable for:
Deposits with brokers	11,757,322
Investments sold	778,539
Variation margin — centrally cleared swap agreements	761,010
Fund shares sold	8,904,212
Dividends and interest	1,139,713
Investment for trustee deferred compensation and retirement plans	7,214
Unrealized appreciation on forward foreign currency contracts outstanding	2,351,267
Unrealized appreciation on swap agreements — OTC	3,333,469
Other assets	45,877
Total assets	196,124,435

Liabilities:
Payable for:
Investments purchased	1,328,107
Fund shares reacquired	385,008
Options written, at value (premiums received $5,506,901)	3,631,427
Variation margin — futures	28,891
Accrued fees to affiliates	60,150
Accrued trustees’ and officers’ fees and benefits	2,825
Accrued other operating expenses	278,678
Trustee deferred compensation and retirement plans	7,214
Unrealized depreciation on forward foreign currency contracts outstanding	3,809,297
Unrealized depreciation on swap agreements — OTC	5,689,765
Total liabilities	15,221,362
Net assets applicable to shares outstanding	$180,903,073

Net assets consist of:
Shares of beneficial interest	$187,312,831
Undistributed net investment income	(44,141)
Undistributed net realized gain	1,943,074
Net unrealized appreciation (depreciation)	(8,308,691)
$180,903,073

Net Assets:
Class A	$21,293,085
Class C	$13,587,793
Class R	$23,016
Class Y	$137,397,426
Class R5	$63,583
Class R6	$8,538,170

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,132,911
Class C	1,382,998
Class R	2,316
Class Y	13,720,615
Class R5	6,347
Class R6	852,964
Class A:
Net asset value per share	$9.98
Maximum offering price per share
(Net asset value of $9.98 ÷ 94.50%)	$10.56
Class C:
Net asset value and offering price per share	$9.82
Class R:
Net asset value and offering price per share	$9.94
Class Y:
Net asset value and offering price per share	$10.01
Class R5:
Net asset value and offering price per share	$10.02
Class R6:
Net asset value and offering price per share	$10.01

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

36                         Invesco Global Targeted Returns Fund

Consolidated Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,387)	$266,286
Dividends from affiliated underlying funds	1,705,571
Interest (net of foreign withholding taxes of $933)	452,484
Total investment income	2,424,341

Expenses:
Advisory fees	1,177,608
Administrative services fees	24,795
Custodian fees	63,852
Distribution fees:
Class A	29,124
Class C	73,841
Class R	46
Transfer agent fees — A, C, R and Y	92,734
Transfer agent fees — R5	31
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	9,766
Registration and filing fees	56,371
Reports to shareholders	27,438
Professional services fees	82,516
Other	262,193
Total expenses	1,900,318
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(914,036)
Net expenses	986,282
Net investment income	1,438,059

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,844,123)
Distributions from affiliated funds	509,105
Foreign currencies	126,069
Forward foreign currency contracts	3,783,286
Futures contracts	(3,275,385)
Option contracts written	3,486,099
Swap agreements	1,748,187
2,533,238
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,307,368
Foreign currencies	48,008
Forward foreign currency contracts	(3,146,048)
Futures contracts	791,948
Option contracts written	(143,453)
Swap agreements	(1,209,885)
(2,352,062)
Net realized and unrealized gain	181,176
Net increase in net assets resulting from operations	$1,619,235

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

37                         Invesco Global Targeted Returns Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,438,059	$1,242,462
Net realized gain	2,533,238	6,872,259
Change in net unrealized appreciation (depreciation)	(2,352,062)	(4,359,787)
Net increase in net assets resulting from operations	1,619,235	3,754,934

Distributions to shareholders from net investment income:
Class A	(314,148)	(146,529)
Class C	(96,649)	(38,269)
Class R	(184)	(47)
Class Y	(2,394,248)	(947,623)
Class R5	(956)	(528)
Class R6	(157)	(68,481)
Total distributions from net investment income	(2,806,342)	(1,201,477)

Distributions to shareholders from net realized gains:
Class A	(757,866)	(319,531)
Class C	(493,617)	(139,306)
Class R	(538)	(138)
Class Y	(4,799,192)	(1,480,056)
Class R5	(1,916)	(825)
Class R6	(314)	(106,958)
Total distributions from net realized gains	(6,053,443)	(2,046,814)

Share transactions–net:
Class A	(7,130,064)	5,549,639
Class C	(2,323,943)	4,942,790
Class R	6,995	6,231
Class Y	(32,051,247)	77,180,742
Class R5	2,402	1,126
Class R6	8,528,160	(8,126,492)
Net increase (decrease) in net assets resulting from share transactions	(32,967,697)	79,554,036
Net increase (decrease) in net assets	(40,208,427)	80,060,679

Net assets:
Beginning of period	221,111,320	141,050,641
End of period (includes undistributed net investment income of $(44,141) and $1,324,142, respectively)	$180,903,073	$221,111,320

Notes to Consolidated Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

38                         Invesco Global Targeted Returns Fund

The Fund’s investment objective is to seek a positive total return over the long term in all market environments.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

39                         Invesco Global Targeted Returns Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
J.

Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured

40                         Invesco Global Targeted Returns Fund

securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
N.	Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

41                         Invesco Global Targeted Returns Fund

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of

42                         Invesco Global Targeted Returns Fund

protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

R.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

43                         Invesco Global Targeted Returns Fund

NOTE	2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective January 1, 2017, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.10%
Next $250 million	1.08%
Next $500 million	1.05%
Next $1.5 billion	1.03%
Next $2.5 billion	1.00%
Next $2.5 billion	0.98%
Next $2.5 billion	0.95%
Over $10 billion	0.93%

Prior to January 1, 2017, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 1.25%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.42% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.65%, 2.40%, 1.90%, 1.40%, 1.40% and 1.40%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $821,268 and reimbursed class level expenses of $11,416, $7,236, $9, $73,968, $31 and $3 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average

44                         Invesco Global Targeted Returns Fund

daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $482 in front-end sales commissions from the sale of Class A shares and $678 and $1,536 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$46,774,367	$20,870,723	$—	$67,645,090
Non-U.S. Dollar Denominated Bonds	—	40,418,165	—	40,418,165
U.S. Dollar Denominated Bonds & Notes	—	17,196,441	—	17,196,441
U.S. Treasury Securities	—	1,349,041	—	1,349,041
Money Market Funds	16,108,527	—	—	16,108,527
Options Purchased	681,756	6,524,088	—	7,205,844
	63,564,650	86,358,458	—	149,923,108
Forward Foreign Currency Contracts*	—	(1,458,030)	—	(1,458,030)
Futures Contracts*	796,004	—	—	796,004
Options Written*	(240)	(3,631,187)	—	(3,631,427)
Swap Agreements*	—	(3,543,757)	—	(3,543,757)
Total Investments	$64,360,414	$77,725,484	$—	$142,085,898

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

45                         Invesco Global Targeted Returns Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$—	$—	$1,932,397	$255,054	$2,187,451
Unrealized appreciation on swap agreements — Centrally Cleared(a)	—	150,409	—	—	2,760,037	2,910,446
Unrealized appreciation on swap agreements — OTC	33,655	—	421,865	2,547,058	330,891	3,333,469
Options purchased, at value — Exchange-Traded(b)	—	—	—	681,756	—	681,756
Options purchased, at value — OTC(b)	—	—	4,079,873	2,444,215	—	6,524,088
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	2,351,267	—	—	2,351,267
Total Derivative Assets	33,655	150,409	6,853,005	7,605,426	3,345,982	17,988,477
Derivatives not subject to master netting agreements	—	(150,409)	—	(2,614,153)	(3,015,091)	(5,779,653)
Total Derivative Assets subject to master netting agreements	$33,655	$—	$6,853,005	$4,991,273	$330,891	$12,208,824

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$—	$—	$(1,381,247)	$(10,200)	$(1,391,447)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	—	(402,985)	—	—	(3,694,922)	(4,097,907)
Unrealized depreciation on swap agreements — OTC	(1,218)	—	(813,452)	(3,785,787)	(1,089,308)	(5,689,765)
Options written, at value — Exchange-Traded	—	—	—	(240)	—	(240)
Options written, at value — OTC	—	—	(3,498,534)	(132,653)	—	(3,631,187)
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	(3,809,297)	—	—	(3,809,297)
Total Derivative Liabilities	(1,218)	(402,985)	(8,121,283)	(5,299,927)	(4,794,430)	(18,619,843)
Derivatives not subject to master netting agreements	—	402,985	—	1,381,487	3,705,122	5,489,594
Total Derivative Liabilities subject to master netting agreements	$(1,218)	$—	$(8,121,283)	$(3,918,440)	$(1,089,308)	$(13,130,249)

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

46                         Invesco Global Targeted Returns Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/ Pledged		Net Amount(a)
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash
Fund
Bank of America Merrill Lynch	$—	$73,618	$—	$73,618	$—	$(39,702)	$—	$(39,702)	$33,916	$—	$(33,916)	$—
Barclays Bank PLC	1,024,375	467,470	—	1,491,845	(410,392)	(300,038)	—	(710,430)	781,415	—	(251,000)	530,415
BNP Paribas S.A.	—	—	253,594	253,594	—	—	(548,134)	(548,134)	(294,540)	—	110,000	(184,540)
Citigroup Global Markets Inc.	52,232	722,947	—	775,179	(470,594)	(302,871)	—	(773,465)	1,714	—	(1,714)	—
Deutsche Bank Securities Inc.	371	201,441	135,138	336,950	(7,423)	(34,863)	(196,358)	(238,644)	98,306	—	—	98,306
Goldman Sachs International	1,021,063	3,462,928	194,307	4,678,298	(1,201,388)	(2,826,546)	(432,918)	(4,460,852)	217,446	—	—	217,446
HSBC New York	—	—	—	—	—	—	(118,645)	(118,645)	(118,645)	—	—	(118,645)
J.P. Morgan Chase Bank N.A.	27,983	895,014	1,207,178	2,130,175	(26,742)	(96,494)	(1,163,957)	(1,287,193)	842,982	—	(800,000)	42,982
Morgan Stanley & Co. LLC	—	677,419	160,897	838,316	(17,140)	(30,593)	(97,056)	(144,789)	693,527	—	(550,000)	143,527
Royal Bank of Scotland Securities Inc.	—	—	17,529	17,529	—	—	(14,079)	(14,079)	3,450	—	—	3,450
Societe Generale S.A.	—	23,189	987,020	1,010,209	—	—	(1,888,360)	(1,888,360)	(878,151)	—	810,000	(68,151)
State Street Bank & Trust Co.	225,243	—	—	225,243	(1,675,618)	—	—	(1,675,618)	(1,450,375)	—	—	(1,450,375)
UBS	—	62	13,260	13,322	—	(80)	(42,986)	(43,066)	(29,744)	—	—	(29,744)
Subtotal — Fund	2,351,267	6,524,088	2,968,923	11,844,278	(3,809,297)	(3,631,187)	(4,502,493)	(11,942,977)	(98,699)	—	(716,630)	(815,329)
Subsidiary
Barclays Bank PLC	—	—	271,886	271,886	—	—	(110,618)	(110,618)	161,268	—	(100,000)	61,268
Citigroup Global Markets Inc.	—	—	—	—	—	—	(152,213)	(152,213)	(152,213)	—	152,213	—
Goldman Sachs International	—	—	32,726	32,726	—	—	(346,717)	(346,717)	(313,991)	—	280,000	(33,991)
J.P. Morgan Chase Bank, N.A.	—	—	—	—	—	—	(96,746)	(96,746)	(96,746)	—	—	(96,746)
Macquarie Bank Ltd.	—	—	19,337	19,337	—	—	(1,218)	(1,218)	18,119	—	—	18,119
Morgan Stanley Capital Services LLC	—	—	40,597	40,597	—	—	(479,760)	(479,760)	(439,163)	—	439,163	—
Subtotal — Subsidiary	—	—	364,546	364,546	—	—	(1,187,272)	(1,187,272)	(822,726)	—	771,376	(51,350)
Total	$2,351,267	$6,524,088	$3,333,469	$12,208,824	$(3,809,297)	$(3,631,187)	$(5,689,765)	$(13,130,249)	$(921,425)	$—	$54,746	$(866,679)

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

47                         Invesco Global Targeted Returns Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$3,783,286	$—	$—	$3,783,286
Futures contracts	—	—	—	(708,655)	(2,566,730)	(3,275,385)
Options purchased(a)	—	—	(4,010,746)	(992,553)	(1,022)	(5,004,321)
Options written	—	—	2,561,586	851,189	73,324	3,486,099
Swap agreements	205,961	(599,837)	(216,720)	716,516	1,642,267	1,748,187
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	(3,146,048)	—	—	(3,146,048)
Futures contracts	—	—	—	(490,134)	1,282,082	791,948
Options purchased(a)	—	—	352,439	(4,886,207)	—	(4,533,768)
Options written	—	—	226,445	(369,898)	—	(143,453)
Swap agreements	(70,856)	(129,249)	(102,575)	(1,063,397)	156,192	(1,209,885)
Total	$135,105	$(729,086)	$(552,333)	$(6,943,139)	$586,113	$(7,503,340)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Index Options Written	Foreign Currency Options	Swaptions(a)	Swap Agreements
Average notional value	$306,403,075	$114,435,125	$215,306,258	$46,980,653	$169,476,031	$4,077,667	$631,203,427
Average contracts	—	—	8,571	1,061	—	—	—

(a)	Summarizes the three month average notional value of swaptions contracts outstanding during the period.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $105.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

48                         Invesco Global Targeted Returns Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $108,721,570 and $114,924,825, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,459,950
Aggregate unrealized (depreciation) of investment securities	(14,550,730)
Net unrealized appreciation (depreciation) of investment securities	$(6,090,780)

Cost of investments for tax purposes is $156,013,888.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	219,175	$2,181,194	1,819,533	$18,661,287
Class C	133,477	1,301,794	1,066,269	10,770,226
Class R	678	6,695	606	6,231
Class Y	3,315,064	33,023,321	12,374,104	127,479,975
Class R6	851,964	8,528,160	—	—

Issued as reinvestment of dividends:
Class A	109,618	1,068,780	46,420	466,060
Class C	60,541	582,399	17,883	177,399
Class R	31	300	—	—
Class Y	736,279	7,193,440	221,333	2,226,608
Class R5	246	2,402	112	1,126
Class R6	—	—	17,417	175,272

Reacquired:
Class A	(1,034,902)	(10,380,038)	(1,319,854)	(13,577,708)
Class C	(432,090)	(4,208,136)	(593,471)	(6,004,835)
Class Y	(7,236,538)	(72,268,008)	(5,106,862)	(52,525,841)
Class R6	—	—	(793,730)	(8,301,764)
Net increase (decrease) in share activity	(3,276,457)	$(32,967,697)	7,749,760	$79,554,036

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Invesco Global Targeted Returns Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$10.32	$0.07	$0.03	$0.10	$(0.13)	$(0.31)	$(0.44)	$9.98	1.11%	$21,293	1.18	%(e)	2.15	%(e)	1.38	%(e)	90%
Year ended 10/31/16	10.33	0.05	0.14	0.19	(0.06)	(0.14)	(0.20)	10.32	1.90	29,309	1.31		2.35		0.51		23
Year ended 10/31/15	10.44	0.01	0.04	0.05	(0.06)	(0.10)	(0.16)	10.33	0.49	23,688	1.33		2.38		0.05		79
Year ended 10/31/14(f)	10.00	(0.02)	0.46	0.44	—	—	—	10.44	4.40	13,504	1.29	(g)	3.16	(g)	(0.18	)(g)	20
Class C
Six months ended 04/30/17	10.13	0.03	0.04	0.07	(0.07)	(0.31)	(0.38)	9.82	0.72	13,588	1.93	(e)	2.90	(e)	0.63	(e)	90
Year ended 10/31/16	10.19	(0.02)	0.14	0.12	(0.04)	(0.14)	(0.18)	10.13	1.17	16,428	2.06		3.10		(0.24)		23
Year ended 10/31/15	10.37	(0.07)	0.04	(0.03)	(0.05)	(0.10)	(0.15)	10.19	(0.27)	11,524	2.08		3.13		(0.70)		79
Year ended 10/31/14(f)	10.00	(0.08)	0.45	0.37	—	—	—	10.37	3.70	444	2.04	(g)	3.91	(g)	(0.93	)(g)	20
Class R
Six months ended 04/30/17	10.27	0.06	0.03	0.09	(0.11)	(0.31)	(0.42)	9.94	0.99	23	1.43	(e)	2.40	(e)	1.13	(e)	90
Year ended 10/31/16	10.29	0.03	0.14	0.17	(0.05)	(0.14)	(0.19)	10.27	1.65	17	1.56		2.60		0.26		23
Year ended 10/31/15	10.42	(0.02)	0.04	0.02	(0.05)	(0.10)	(0.15)	10.29	0.27	10	1.58		2.63		(0.20)		79
Year ended 10/31/14(f)	10.00	(0.04)	0.46	0.42	—	—	—	10.42	4.20	10	1.54	(g)	3.41	(g)	(0.43	)(g)	20
Class Y
Six months ended 04/30/17	10.37	0.08	0.03	0.11	(0.16)	(0.31)	(0.47)	10.01	1.18	137,397	0.93	(e)	1.90	(e)	1.63	(e)	90
Year ended 10/31/16	10.37	0.08	0.15	0.23	(0.09)	(0.14)	(0.23)	10.37	2.24	175,284	1.06		2.10		0.76		23
Year ended 10/31/15	10.46	0.03	0.04	0.07	(0.06)	(0.10)	(0.16)	10.37	0.72	97,703	1.08		2.13		0.30		79
Year ended 10/31/14(f)	10.00	0.01	0.45	0.46	—	—	—	10.46	4.60	16,352	1.04	(g)	2.91	(g)	0.07	(g)	20
Class R5
Six months ended 04/30/17	10.37	0.08	0.04	0.12	(0.16)	(0.31)	(0.47)	10.02	1.28	64	0.93	(e)	1.90	(e)	1.63	(e)	90
Year ended 10/31/16	10.38	0.08	0.14	0.22	(0.09)	(0.14)	(0.23)	10.37	2.15	63	1.06		2.09		0.76		23
Year ended 10/31/15	10.46	0.03	0.05	0.08	(0.06)	(0.10)	(0.16)	10.38	0.82	62	1.08		2.07		0.30		79
Year ended 10/31/14(f)	10.00	0.01	0.45	0.46	—	—	—	10.46	4.60	2,724	1.04	(g)	2.87	(g)	0.07	(g)	20
Class R6
Six months ended 04/30/17	10.36	0.08	0.04	0.12	(0.16)	(0.31)	(0.47)	10.01	1.28	8,538	0.93	(e)	1.85	(e)	1.63	(e)	90
Year ended 10/31/16	10.37	0.08	0.14	0.22	(0.09)	(0.14)	(0.23)	10.36	2.14	10	1.06		2.00		0.76		23
Year ended 10/31/15	10.46	0.03	0.04	0.07	(0.06)	(0.10)	(0.16)	10.37	0.73	8,063	1.08		2.07		0.30		79
Year ended 10/31/14(f)	10.00	0.01	0.45	0.46	—	—	—	10.46	4.60	9,298	1.04	(g)	2.87	(g)	0.07	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.42%, 0.44% and 0.50% for the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015 and the period ended October 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,492, $14,891, $19, $152,206, $63 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of December 19, 2013.
(g)	Annualized.

50                         Invesco Global Targeted Returns Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,011.10	$5.88	$1,018.94	$5.91	1.18%
C	1,000.00	1,008.30	9.61	1,015.22	9.64	1.93
R	1,000.00	1,009.90	7.13	1,017.70	7.15	1.43
Y	1,000.00	1,011.80	4.64	1,020.18	4.66	0.93
R5	1,000.00	1,012.80	4.64	1,020.18	4.66	0.93
R6	1,000.00	1,012.80	4.64	1,020.18	4.66	0.93

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.39%, 2.14%, 1.64%, 1.14%, 1.14% and 1.14% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.39%, 2.14%, 1.64%, 1.14%, 1.14% and 1.14% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.93, $10.66, $8.17, $5.69, $5.69 and $5.69 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.95, $10.69, $8.20, $5.71, $5.71 and $5.71 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

51                         Invesco Global Targeted Returns Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Targeted Returns Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	8,766,492	214,365	340,370	3,514,690

The meeting was adjourned until April 11, 2017, with respect to the following proposal:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

Invesco Global Targeted Returns Fund did not receive sufficient shareholder votes to pass Proposal 3.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	8,707,201	876,410	362,930	3,266,398

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

52                         Invesco Global Targeted Returns Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                    Invesco Distributors,  Inc.                                                                                          GTR-SAR-1            06222017      0755

Semiannual Report to Shareholders	April 30, 2017

Invesco Greater China Fund
Nasdaq:
A: AACFX ∎ B: ABCFX ∎ C: CACFX ∎ Y: AMCYX ∎ R5: IACFX ∎ R6: CACSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.87%
Class B Shares	8.45
Class C Shares	8.41
Class Y Shares	8.99
Class R5 Shares	9.05
Class R6 Shares*	8.87
MSCI Golden Dragon Index▼ (Broad Market/Style-Specific)	9.43
Lipper China Region Funds Index∎ (Peer Group Index)	9.70
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The MSCI Golden Dragon Index captures the equity market performance of large- and mid-cap China securities and non-domestic China securities listed in Hong Kong and Taiwan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Greater China Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	8.63%
10 Years	5.20
5 Years	5.40
1 Year	11.78

Class B Shares
Inception (3/31/06)	8.61%
10 Years	5.18
5 Years	5.49
1 Year	12.38

Class C Shares
Inception (3/31/06)	8.37%
10 Years	5.01
5 Years	5.81
1 Year	16.41

Class Y Shares
10 Years	6.02%
5 Years	6.86
1 Year	18.59

Class R5 Shares
Inception (3/31/06)	9.69%
10 Years	6.32
5 Years	7.09
1 Year	18.81

Class R6 Shares
10 Years	5.79%
5 Years	6.61
1 Year	18.29

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	8.37%
10 Years	5.42
5 Years	5.14
1 Year	11.50

Class B Shares
Inception (3/31/06)	8.35%
10 Years	5.40
5 Years	5.22
1 Year	12.07

Class C Shares
Inception (3/31/06)	8.11%
10 Years	5.23
5 Years	5.54
1 Year	16.11

Class Y Shares
10 Years	6.24%
5 Years	6.59
1 Year	18.26

Class R5 Shares
Inception (3/31/06)	9.44%
10 Years	6.54
5 Years	6.82
1 Year	18.54

value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.93%, 2.68%, 2.68%, 1.68%, 1.45% and 1.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Greater China Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Greater China Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.43%(b)
Apparel Retail–1.00%
Pou Sheng International (Holdings) Ltd. (Hong Kong)	3,383,000	$721,971

Auto Parts & Equipment–5.04%
HUAYU Automotive Systems Co., Ltd.– Class A	571,419	1,554,824
Minth Group Ltd.	560,000	2,080,633
		3,635,457

Automobile Manufacturers–0.91%
Jiangling Motors Corp., Ltd.–Class B	311,100	659,924

Diversified Banks–0.49%
BOC Hong Kong (Holdings) Ltd.	86,500	355,857

Education Services–4.71%
New Oriental Education & Technology Group, Inc.–ADR(c)	52,681	3,400,032

Electrical Components & Equipment–2.49%
Voltronic Power Technology Corp. (Taiwan)	59,150	842,906
Zhuzhou CRRC Times Electric Co., Ltd.– Class H	185,500	953,598
		1,796,504

Electronic Components–5.50%
Chin-Poon Industrial Co., Ltd. (Taiwan)	647,000	1,317,847
Largan Precision Co., Ltd. (Taiwan)	16,000	2,656,074
		3,973,921

Electronic Equipment & Instruments–1.04%
Flytech Technology Co., Ltd. (Taiwan)	220,000	750,083

Electronic Manufacturing Services–0.42%
FIH Mobile Ltd.	877,000	301,037

Food Retail–3.32%
President Chain Store Corp. (Taiwan)	276,000	2,398,212

Footwear–2.19%
Stella International Holdings Ltd.	908,500	1,579,106

Gas Utilities–1.96%
ENN Energy Holdings Ltd.	32,000	173,346
Towngas China Co. Ltd. (Hong Kong)	2,082,000	1,244,639
		1,417,985

Health Care Equipment–1.77%
MicroPort Scientific Corp.(c)	1,832,000	1,278,192

Health Care Supplies–1.26%
Shandong Weigao Group Medical Polymer Co. Ltd.–Class H	1,244,000	906,803

Home Entertainment Software–2.42%
Changyou.com Ltd.–ADR(c)	53,507	1,747,004

	Shares	Value
Home Furnishings–1.05%
Man Wah Holdings Ltd. (Hong Kong)	918,400	$760,527

Hotels, Resorts & Cruise Lines–0.07%
Shanghai Jinjiang International Hotels Development Co., Ltd.–Class B	22,948	49,774

Hypermarkets & Super Centers–3.48%
Sun Art Retail Group Ltd. (Hong Kong)	2,437,500	2,513,210

Industrial Conglomerates–1.01%
CK Hutchison Holdings Ltd. (Hong Kong)	58,500	730,648

Internet & Direct Marketing Retail–7.91%
Ctrip.com International, Ltd.–ADR(c)	63,360	3,200,314
JD.com, Inc.–ADR(c)	71,500	2,507,505
		5,707,819

Internet Software & Services–22.72%
Alibaba Group Holding Ltd.–ADR(c)	30,589	3,533,030
Autohome Inc.–ADR(c)	31,800	1,100,280
Baidu, Inc.–ADR(c)	19,000	3,424,370
PChome Online Inc. (Taiwan)	150,000	1,278,945
Tencent Holdings Ltd.	225,800	7,065,684
		16,402,309

Leisure Products–0.90%
Goodbaby International Holdings Ltd.	1,430,000	648,964

Marine Ports & Services–1.95%
China Merchants Port Holdings Co. Ltd.	492,000	1,405,916

Packaged Foods & Meats–4.26%
Qinqin Foodstuffs Group (Cayman) Co. Ltd.(c)	55,600	19,871
Tingyi (Cayman Islands) Holding Corp.	1,068,000	1,371,660
Uni-President China Holdings Ltd.	2,396,000	1,686,296
		3,077,827

Personal Products–3.46%
Hengan International Group Co. Ltd.	333,500	2,495,333

Pharmaceuticals–0.14%
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.–Class H	128,000	103,836

Restaurants–2.00%
Ajisen (China) Holdings Ltd. (Hong Kong)	2,540,000	1,120,050
Café de Coral Holdings Ltd. (Hong Kong)	100,000	325,687
		1,445,737

Semiconductors–6.51%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	733,000	4,699,455

Technology Hardware, Storage & Peripherals–1.56%
Asustek Computer Inc. (Taiwan)	115,000	1,128,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Greater China Fund

	Shares	Value
Wireless Telecommunication Services–7.89%
China Mobile Ltd.	423,000	$4,510,935
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	843,000	1,181,310
		5,692,245
Total Common Stocks & Other Equity Interests (Cost $64,183,449)		71,784,371

Money Market Funds–2.93%
Government & Agency Portfolio– Institutional Class, 0.67%(d)	1,267,561	1,267,561
Treasury Portfolio–Institutional Class, 0.63%(d)	845,042	845,042
Total Money Market Funds (Cost $2,112,603)		2,112,603
TOTAL INVESTMENTS–102.36% (Cost $66,296,052)		73,896,974
OTHER ASSETS LESS LIABILITIES–(2.36)%		(1,702,525)
NET ASSETS–100.00%		$72,194,449

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	40.2%
Consumer Discretionary	25.8
Consumer Staples	14.5
Telecommunication Services	7.9
Industrials	5.4
Health Care	3.2
Utilities	1.9
Financials	0.5
Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Greater China Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $64,183,449)	$71,784,371
Investments in affiliated money market funds, at value and cost	2,112,603
Total investments, at value (Cost $66,296,052)	73,896,974
Receivable for:
Investments sold	97,661
Fund shares sold	80,295
Dividends	850
Investment for trustee deferred compensation and retirement plans	51,961
Other assets	54,341
Total assets	74,182,082

Liabilities:
Payable for:
Investments purchased	1,498,806
Fund shares reacquired	294,375
Accrued fees to affiliates	59,525
Accrued trustees’ and officers’ fees and benefits	2,034
Accrued other operating expenses	75,430
Trustee deferred compensation and retirement plans	57,463
Total liabilities	1,987,633
Net assets applicable to shares outstanding	$72,194,449

Net assets consist of:
Shares of beneficial interest	$77,544,214
Undistributed net investment income (loss)	(682,957)
Undistributed net realized gain (loss)	(12,267,734)
Net unrealized appreciation	7,600,926
$72,194,449

Net Assets:
Class A	$53,078,820
Class B	$992,165
Class C	$11,468,746
Class Y	$6,585,856
Class R5	$58,563
Class R6	$10,299

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,210,310
Class B	42,458
Class C	491,619
Class Y	274,220
Class R5	2,439
Class R6	429
Class A:
Net asset value per share	$24.01
Maximum offering price per share
(Net asset value of $24.01 ÷ 94.50%)	$25.41
Class B:
Net asset value and offering price per share	$23.37
Class C:
Net asset value and offering price per share	$23.33
Class Y:
Net asset value and offering price per share	$24.02
Class R5:
Net asset value and offering price per share	$24.01
Class R6:
Net asset value and offering price per share	$24.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Greater China Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends	$113,837
Dividends from affiliated money market funds	2,012
Total investment income	115,849

Expenses:
Advisory fees	318,631
Administrative services fees	24,795
Custodian fees	35,292
Distribution fees:
Class A	63,300
Class B	5,429
Class C	55,934
Transfer agent Fees — A, B, C and Y	109,266
Transfer agent fees — R5	27
Trustees’ and officers’ fees and benefits	9,021
Registration and filing fees	35,730
Reports to shareholders	30,404
Professional services fees	27,453
Other	12,188
Total expenses	727,470
Less: Fees waived and expense offset arrangement(s)	(1,865)
Net expenses	725,605
Net investment income (loss)	(609,756)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(656,807)
Foreign currencies	(23,946)
(680,753)
Change in net unrealized appreciation (depreciation) of:
Investment securities	7,078,469
Foreign currencies	(133)
7,078,336
Net realized and unrealized gain	6,397,583
Net increase in net assets resulting from operations	$5,787,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Greater China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(609,756)	$419,905
Net realized gain (loss)	(680,753)	(228,375)
Change in net unrealized appreciation	7,078,336	3,807,846
Net increase in net assets resulting from operations	5,787,827	3,999,376

Distributions to shareholders from net investment income:
Class A	(354,279)	(545,985)
Class B	—	(3,961)
Class C	—	(23,094)
Class Y	(45,730)	(47,018)
Class R5	(619)	(1,312)
Total distributions from net investment income	(400,628)	(621,370)

Share transactions–net:
Class A	(3,360,314)	(3,173,106)
Class B	(305,871)	(1,402,208)
Class C	(1,310,866)	(2,541,266)
Class Y	928,238	1,472,686
Class R5	347	(21,707)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(4,038,466)	(5,665,601)
Net increase (decrease) in net assets	1,348,733	(2,287,595)

Net assets:
Beginning of period	70,845,716	73,133,311
End of period (includes undistributed net investment income (loss) of $(682,957) and $327,427, respectively)	$72,194,449	$70,845,716

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Greater China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Greater China Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Greater China Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

11                         Invesco Greater China Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $403.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco Greater China Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $6,262 in front-end sales commissions from the sale of Class A shares and $7 and $414 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $9,742,313 and from Level 2 to Level 1 of $13,797,118, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$56,349,743	$15,434,628	$—	$71,784,371
Money Market Funds	2,112,603	—	—	2,112,603
Total Investments	$58,462,346	$15,434,628	$—	$73,896,974

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,462.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

13                         Invesco Greater China Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$11,347,858	$—	$11,347,858
Not subject to expiration	214,113	—	214,113
	$11,561,971	$—	$11,561,971

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $20,401,023 and $25,548,783, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,452,369
Aggregate unrealized (depreciation) of investment securities	(4,876,457)
Net unrealized appreciation of investment securities	$7,575,912

Cost of investments for tax purposes is $66,321,062.

14                         Invesco Greater China Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	206,091	$4,640,242	249,846	$5,170,461
Class B	716	15,173	838	16,774
Class C	13,851	299,420	41,490	846,424
Class Y	148,556	3,329,451	337,898	6,881,781
Class R5	—	—	2,145	43,338
Class R6(b)	429	10,000	—	—

Issued as reinvestment of dividends:
Class A	15,781	339,129	26,127	514,692
Class B	—	—	196	3,776
Class C	—	—	1,066	20,460
Class Y	1,898	40,746	2,144	42,201
Class R5	20	432	55	1,072

Automatic conversion of Class B shares to Class A shares:
Class A	9,678	217,091	50,077	1,019,667
Class B	(9,939)	(217,091)	(51,484)	(1,019,667)

Reacquired:
Class A	(382,236)	(8,556,776)	(481,297)	(9,877,926)
Class B	(4,815)	(103,953)	(20,343)	(403,091)
Class C	(74,257)	(1,610,286)	(173,247)	(3,408,150)
Class Y	(110,574)	(2,441,959)	(268,901)	(5,451,296)
Class R5	(4)	(85)	(3,336)	(66,117)
Net increase (decrease) in share activity	(184,805)	$(4,038,466)	(286,726)	$(5,665,601)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

15                         Invesco Greater China Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$22.23	$(0.18)	$2.11	$1.93	$(0.15)	$24.01	8.77%	$53,079	2.01	%(e)	2.01	%(e)	(1.67	)%(e)	30%
Year ended 10/31/16	21.10	0.15	1.20	1.35	(0.22)	22.23	6.51	52,479	1.93		1.93		0.74		52
Year ended 10/31/15	19.93	0.18	1.08	1.26	(0.09)	21.10	6.36	53,087	1.88		1.88		0.85		130
Year ended 10/31/14	20.31	(0.03)	(0.13)	(0.16)	(0.22)	19.93	(0.87)	62,957	1.85		1.85		(0.15)		124
Year ended 10/31/13	17.90	0.09	2.44	2.53	(0.12)	20.31	14.18	76,691	1.78		1.78		0.50		148
Year ended 10/31/12	17.52	0.11	0.37	0.48	(0.10)	17.90	2.79	82,713	1.80		1.80		0.64		109
Class B
Six months ended 04/30/17	21.56	(0.26)	2.07	1.81	—	23.37	8.39	992	2.76	(e)	2.76	(e)	(2.42	)(e)	30
Year ended 10/31/16	20.43	(0.00)	1.16	1.16	(0.03)	21.56	5.72	1,218	2.68		2.68		(0.01)		52
Year ended 10/31/15	19.35	0.02	1.06	1.08	—	20.43	5.58	2,600	2.63		2.63		0.10		130
Year ended 10/31/14	19.71	(0.18)	(0.14)	(0.32)	(0.04)	19.35	(1.61)	5,303	2.60		2.60		(0.90)		124
Year ended 10/31/13	17.39	(0.05)	2.37	2.32	—	19.71	13.34	7,411	2.53		2.53		(0.25)		148
Year ended 10/31/12	17.05	(0.02)	0.36	0.34	—	17.39	1.99	9,703	2.55		2.55		(0.11)		109
Class C
Six months ended 04/30/17	21.52	(0.26)	2.07	1.81	—	23.33	8.41	11,469	2.76	(e)	2.76	(e)	(2.42	)(e)	30
Year ended 10/31/16	20.39	(0.00)	1.16	1.16	(0.03)	21.52	5.73	11,879	2.68		2.68		(0.01)		52
Year ended 10/31/15	19.32	0.02	1.05	1.07	—	20.39	5.54	13,922	2.63		2.63		0.10		130
Year ended 10/31/14	19.68	(0.18)	(0.14)	(0.32)	(0.04)	19.32	(1.62)	15,978	2.60		2.60		(0.90)		124
Year ended 10/31/13	17.36	(0.05)	2.37	2.32	—	19.68	13.36	21,366	2.53		2.53		(0.25)		148
Year ended 10/31/12	17.02	(0.02)	0.36	0.34	—	17.36	2.00	24,728	2.55		2.55		(0.11)		109
Class Y
Six months ended 04/30/17	22.26	(0.16)	2.13	1.97	(0.21)	24.02	8.94	6,586	1.76	(e)	1.76	(e)	(1.42	)(e)	30
Year ended 10/31/16	21.14	0.21	1.19	1.40	(0.28)	22.26	6.77	5,216	1.68		1.68		0.99		52
Year ended 10/31/15	19.98	0.23	1.08	1.31	(0.15)	21.14	6.62	3,449	1.63		1.63		1.10		130
Year ended 10/31/14	20.36	0.02	(0.13)	(0.11)	(0.27)	19.98	(0.62)	4,494	1.60		1.60		0.10		124
Year ended 10/31/13	17.95	0.14	2.44	2.58	(0.17)	20.36	14.43	4,531	1.53		1.53		0.75		148
Year ended 10/31/12	17.58	0.15	0.38	0.53	(0.16)	17.95	3.08	4,384	1.55		1.55		0.89		109
Class R5
Six months ended 04/30/17	22.28	(0.13)	2.12	1.99	(0.26)	24.01	9.05	59	1.55	(e)	1.55	(e)	(1.21	)(e)	30
Year ended 10/31/16	21.17	0.25	1.19	1.44	(0.33)	22.28	7.00	54	1.45		1.45		1.22		52
Year ended 10/31/15	20.01	0.28	1.08	1.36	(0.20)	21.17	6.88	75	1.41		1.41		1.32		130
Year ended 10/31/14	20.38	0.06	(0.14)	(0.08)	(0.29)	20.01	(0.46)	104	1.39		1.39		0.31		124
Year ended 10/31/13	17.97	0.18	2.45	2.63	(0.22)	20.38	14.71	411	1.33		1.33		0.95		148
Year ended 10/31/12	17.61	0.20	0.37	0.57	(0.21)	17.97	3.29	757	1.30		1.30		1.14		109
Class R6
Six months ended 04/30/17(f)	23.28	(0.02)	0.75	0.73	—	24.01	3.13	10	1.47	(e)	1.47	(e)	(1.13	)(e)	30

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $51,060, $1,095, $11,280, $5,231, $54 and $10 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017 for Class R6 shares.

16                         Invesco Greater China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,088.70	$10.41	$1,014.83	$10.04	2.01%
B	1,000.00	1,084.50	14.26	1,011.11	13.76	2.76
C	1,000.00	1,084.10	14.26	1,011.11	13.76	2.76
Y	1,000.00	1,089.90	9.12	1,016.07	8.80	1.76
R5	1,000.00	1,090.50	8.03	1,017.11	7.75	1.55
R6	1,000.00	1,031.30	1.10	1,017.50	7.35	1.47

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016, through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

17                         Invesco Greater China Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Greater China Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Greater China Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	711,137	114,725	45,765	754,605
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	734,871	82,428	54,331	754,602
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	730,318	88,647	52,667	754,600

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Greater China Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                      Invesco Distributors, Inc.                                                                                      CHI-SAR-1            06012017      1036

Semiannual Report to Shareholders	April 30, 2017

Invesco Long/Short Equity Fund
Nasdaq:
A: LSQAX ∎ C: LSQCX ∎ R: LSQRX ∎ Y: LSQYX ∎ R5: LSQFX ∎ R6: LSQSX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
13 Financial Statements
16 Notes to Financial Statements
23 Financial Highlights
24 Fund Expenses
25 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.47%
Class C Shares	11.97
Class R Shares	12.34
Class Y Shares	12.49
Class R5 Shares	12.70
Class R6 Shares	12.69
S&P 500 Index▼ (Broad Market Index)	13.32
Citi US Three-Month Treasury Bill Index▼ (Style-Specific Index)	0.23
Lipper Alternative Long/Short Equity Funds Index∎ (Peer Group Index)	5.01
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Citi US Three-Month Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

    The Lipper Alternative Long/Short Equity Funds Index is an unmanaged index considered representative of alternative long/short equity funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Long/Short Equity Fund

Average Annual Total Returns As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	4.88%
1 Year	5.22

Class C Shares
Inception (12/19/13)	5.85%
1 Year	9.47

Class R Shares
Inception (12/19/13)	6.39%
1 Year	10.95

Class Y Shares
Inception (12/19/13)	6.92%
1 Year	11.54

Class R5 Shares
Inception (12/19/13)	6.94%
1 Year	11.63

Class R6 Shares
Inception (12/19/13)	6.94%
1 Year	11.63

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.59%, 2.34%, 1.84%, 1.34%, 1.26% and 1.26%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.65%, 2.40%, 1.90%, 1.40%, 1.28% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this

Average Annual Total Returns As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	5.76%
1 Year	3.66

Class C Shares
Inception (12/19/13)	6.79%
1 Year	7.89

Class R Shares
Inception (12/19/13)	7.34%
1 Year	9.47

Class Y Shares
Inception (12/19/13)	7.87%
1 Year	10.04

Class R5 Shares
Inception (12/19/13)	7.87%
1 Year	10.04

Class R6 Shares
Inception (12/19/13)	7.87%
1 Year	10.04

report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco Long/Short Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Long/Short Equity Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.34%
Aerospace & Defense–1.86%
Spirit AeroSystems Holdings, Inc.–Class A	17,550	$1,003,158
United Technologies Corp.	2,950	351,020
		1,354,178

Agricultural Products–0.26%
Bunge Ltd.	1,650	130,400
Ingredion Inc.	500	61,910
		192,310

Air Freight & Logistics–0.36%
Expeditors International of Washington, Inc.	4,650	260,819

Airlines–0.06%
United Continental Holdings Inc.(b)	650	45,637

Apparel Retail–1.58%
Gap, Inc. (The)	43,950	1,151,490

Apparel, Accessories & Luxury Goods–3.11%
PVH Corp.	11,450	1,156,793
Ralph Lauren Corp.	13,700	1,105,864
		2,262,657

Auto Parts & Equipment–1.60%
Adient PLC	2,000	147,120
Lear Corp.	7,150	1,020,019
		1,167,139

Biotechnology–1.60%
Alkermes PLC(b)	650	37,862
Vertex Pharmaceuticals Inc.(b)	9,550	1,129,765
		1,167,627

Broadcasting–1.42%
Scripps Networks Interactive Inc.–Class A	13,850	1,034,872

Building Products–0.40%
Owens Corning	4,750	289,038

Communications Equipment–3.20%
F5 Networks, Inc.(b)	8,850	1,142,800
Juniper Networks, Inc.	39,500	1,187,765
		2,330,565

Computer & Electronics Retail–0.47%
Best Buy Co., Inc.	6,550	339,356

Construction & Engineering–1.49%
Jacobs Engineering Group, Inc.	19,800	1,087,416

Construction Machinery & Heavy Trucks–1.99%
Allison Transmission Holdings, Inc.	37,450	1,448,566

	Shares	Value
Consumer Electronics–1.37%
Garmin Ltd.	19,600	$996,464

Consumer Finance–5.12%
Ally Financial Inc.	52,600	1,041,480
Navient Corp.	79,500	1,208,400
Santander Consumer USA Holdings Inc.(b)	44,650	568,841
Synchrony Financial	32,600	906,280
		3,725,001

Data Processing & Outsourced Services–1.52%
Conduent Inc.(b)	4,434	72,319
Western Union Co. (The)	52,000	1,032,720
		1,105,039

Department Stores–3.88%
Kohl’s Corp.	27,400	1,069,422
Macy’s, Inc.	35,700	1,043,154
Nordstrom, Inc.	14,800	714,396
		2,826,972

Diversified Metals & Mining–1.49%
Teck Resources Ltd.	52,150	1,081,591

Electric Utilities–0.56%
Entergy Corp.	3,820	291,313
Fortis, Inc.	3,550	115,446
		406,759

Fertilizers & Agricultural Chemicals–1.80%
FMC Corp.	15,150	1,109,434
Mosaic Co. (The)	7,500	201,975
		1,311,409

Gas Utilities–0.83%
National Fuel Gas Co.	10,900	603,642

Gold–0.32%
Barrick Gold Corp.	3,350	56,012
Newmont Mining Corp.	5,150	174,122
		230,134

Health Care Distributors–0.14%
McKesson Corp.	750	103,718

Health Care Equipment–0.70%
Hologic, Inc.(b)	11,350	512,453

Health Care Services–1.52%
Quest Diagnostics Inc.	10,500	1,107,855

Homebuilding–1.51%
Toll Brothers, Inc.	30,450	1,095,896

Household Products–1.45%
Spectrum Brands Holdings, Inc.	7,350	1,056,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Long/Short Equity Fund

	Shares	Value
Human Resource & Employment Services–1.97%
ManpowerGroup Inc.	14,200	$1,433,916

Independent Power Producers & Energy Traders–1.49%
NRG Energy, Inc.	64,350	1,087,515

Industrial Machinery–1.71%
Parker-Hannifin Corp.	7,750	1,246,200

Integrated Oil & Gas–0.06%
Cenovus Energy Inc.	4,600	45,908

Internet Software & Services–2.46%
IAC/InterActiveCorp(b)	6,800	564,468
VeriSign, Inc.(b)	13,800	1,227,096
		1,791,564

Investment Banking & Brokerage–1.71%
E*TRADE Financial Corp.(b)	36,050	1,245,527

IT Consulting & Other Services–1.15%
Teradata Corp.(b)	28,700	837,466

Leisure Products–1.50%
Hasbro, Inc.	11,000	1,090,210

Life & Health Insurance–2.38%
Lincoln National Corp.	16,350	1,077,955
Unum Group	14,050	650,937
		1,728,892

Mortgage REIT’s–1.66%
AGNC Investment Corp.	57,300	1,207,311

Oil & Gas Drilling–1.14%
Ensco PLC–Class A	102,850	811,486
Transocean Ltd.(b)	1,650	18,200
		829,686

Oil & Gas Exploration & Production–5.08%
Anadarko Petroleum Corp.	800	45,616
Cabot Oil & Gas Corp.	45,650	1,060,906
ConocoPhillips	14,500	694,695
Crescent Point Energy Corp.	77,400	767,034
Devon Energy Corp.	1,100	43,439
Murphy Oil Corp.	39,850	1,043,273
Noble Energy, Inc.	1,400	45,262
		3,700,225

Oil & Gas Storage & Transportation–1.36%
Williams Cos., Inc. (The)	32,300	989,349

Packaged Foods & Meats–0.74%
Conagra Brands, Inc.	4,250	164,815
Pilgrim’s Pride Corp.	14,350	372,526
		537,341

Regional Banks–6.47%
Citizens Financial Group, Inc.	34,950	1,283,014
Fifth Third Bancorp	43,100	1,052,933

	Shares	Value
Regional Banks–(continued)
Regions Financial Corp.	87,200	$1,199,000
SunTrust Banks, Inc.	20,600	1,170,286
		4,705,233

Reinsurance–1.49%
Everest Re Group, Ltd.	4,300	1,082,353

Residential REIT’s–0.70%
Equity Lifestyle Properties, Inc.	6,300	509,733

Restaurants–2.32%
Darden Restaurants, Inc.	16,250	1,384,337
Yum! Brands, Inc.	4,600	302,450
		1,686,787

Retail REIT’s–0.06%
Urban Edge Properties	1,725	43,988

Semiconductor Equipment–1.74%
Applied Materials, Inc.	1,000	40,610
KLA-Tencor Corp.	12,500	1,227,750
		1,268,360

Specialized Consumer Services–1.59%
H&R Block, Inc.	46,550	1,153,974

Specialized REIT’s–1.48%
Four Corners Property Trust, Inc.	7,400	172,642
American Tower Corp.	7,200	906,768
		1,079,410

Specialty Chemicals–1.67%
Albemarle Corp.	10,100	1,099,991
Sherwin-Williams Co. (The)	340	113,791
		1,213,782

Specialty Stores–1.71%
Staples, Inc.	127,500	1,245,675

Technology Hardware, Storage & Peripherals–7.07%
HP Inc.	78,100	1,469,842
NetApp, Inc.	33,550	1,336,967
Seagate Technology PLC	28,700	1,209,131
Xerox Corp.	156,600	1,125,954
		5,141,894

Trading Companies & Distributors–1.02%
United Rentals, Inc.(b)	6,750	740,205
Total Common Stocks & Other Equity Interests (Cost $60,847,504)		67,937,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Long/Short Equity Fund

	Shares	Value
Money Market Funds–12.54%
Government & Agency Portfolio– Institutional Class, 0.67%(c)	5,476,901	$5,476,901
Treasury Portfolio–Institutional Class, 0.63%(c)	3,651,268	3,651,268
Total Money Market Funds (Cost $9,128,169)		9,128,169
TOTAL INVESTMENTS–105.88% (Cost $69,975,673)		77,065,692
OTHER ASSETS LESS LIABILITIES–(5.88)%		(4,277,654)
NET ASSETS–100.00%		$72,788,038

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation (Depreciation)(2)		Net Value of Reference Entities
Equity Securities — Long	Morgan Stanley & Co. LLC	12/21/2017	Federal Funds floating rate	$74,065,041	$(506,563	)(3)	$73,475,380
Equity Securities — Short	Morgan Stanley & Co. LLC	12/21/2017	Federal Funds floating rate	(73,219,104)	(459,709	)(4)	(73,663,028)
Total Return Swap Agreements — Equity Risk					$(966,272)		$(187,648)

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Swaps collateralized by $50,000 cash held with the Counterparty.
(3)	Amount includes $83,098 of dividends receivable and fees from the Fund to the Counterparty.
(4)	Amount includes $(15,785) of dividends payable and fees from the Fund to the Counterparty.

7                         Invesco  Long/Short Equity Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of April 30, 2017.

	Shares	Value
Equity Securities — Long
Aerospace & Defense
Boeing Co. (The)	8,000	$1,478,640
Spirit AeroSystems Holdings, Inc.–Class A	3,350	191,486
United Technologies Corp.	6,250	743,688
		2,413,814

Agricultural & Farm Machinery
Deere & Co.	9,950	1,110,519

Agricultural Products
Bunge Ltd.	12,150	960,214
Ingredion Inc.	150	18,573
		978,787

Air Freight & Logistics
Expeditors International of Washington, Inc.	6,150	344,953

Airlines
United Continental Holdings Inc.	14,900	1,046,129

Apparel, Accessories & Luxury Goods
PVH Corp.	250	25,258

Asset Management & Custody Banks
Ameriprise Financial Inc.	8,600	1,099,510
State Street Corp.	13,600	1,141,040
		2,240,550

Auto Parts & Equipment
Lear Corp.	2,650	378,049

Biotechnology
Alkermes PLC	18,250	1,063,062
Amgen Inc.	7,150	1,167,738
Biogen Inc.	3,920	1,063,143
Bioverativ Inc.	2,030	119,384
Gilead Sciences, Inc.	16,000	1,096,800
		4,510,127

Cable & Satellite
Liberty Global PLC–Class C (United Kingdom)	30,950	1,071,180

Casinos & Gaming
Las Vegas Sands Corp.	17,300	1,020,527

Commodity Chemicals
LyondellBasell Industries N.V.–Class A	12,750	1,080,690

Communications Equipment
Cisco Systems, Inc.	35,900	1,223,113
F5 Networks, Inc.	650	83,934
Juniper Networks, Inc.	700	21,049
		1,328,096

Computer & Electronics Retail
Best Buy Co., Inc.	21,800	1,129,458

	Shares	Value
Consumer Electronics
Garmin Ltd.	350	$17,794

Consumer Finance
American Express Co.	13,750	1,089,687
Discover Financial Services	17,550	1,098,454
Synchrony Financial	600	16,680
		2,204,821

Copper
Freeport-McMoRan Inc.	81,800	1,042,950

Data Processing & Outsourced Services
Conduent Inc.	2,166	35,327
Western Union Co. (The)	950	18,867
		54,194

Department Stores
Macy’s Inc.	1,850	54,057

Diversified Banks
Bank of America Corp.	56,700	1,323,378
Bank of Montreal (Canada)	14,700	1,041,495
Bank of Nova Scotia (The) (Canada)	19,250	1,070,877
Canadian Imperial Bank of Commerce (Canada)	7,900	638,557
Citigroup Inc.	24,000	1,418,880
		5,493,187

Drug Retail
CVS Health Corp.	10,700	882,108

Electric Utilities
Entergy Corp.	180	13,727
Exelon Corp.	31,500	1,090,845
FirstEnergy Corp.	35,650	1,067,361
Fortis Inc. (Canada)	3,050	99,186
		2,271,119

Gold
Agnico Eagle Mines Ltd. (Canada)	25,450	1,217,273
Barrick Gold Corp. (Canada)	69,900	1,168,728
Newmont Mining Corp.	28,600	966,966
		3,352,967

Health Care Distributors
McKesson Corp.	7,400	1,023,346

Health Care Equipment
Baxter International Inc	24,000	1,336,320
Hologic Inc.	17,650	796,898
		2,133,218

Health Care Facilities
HCA Holdings, Inc.	14,150	1,191,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Long/Short Equity Fund

	Shares	Value
Hotel and Resort REIT’s
Host Hotels & Resorts Inc.	57,500	$1,032,125

Household Products
Procter & Gamble Co (The)	12,650	1,104,725

Hypermarkets & Super Centers
Wal-Mart Stores Inc.	15,800	1,187,844

Industrial Machinery
Parker-Hannifin Corp.	100	16,080

Integrated Oil & Gas
Cenovus Energy Inc. (Canada)	16,800	167,664

Internet Software & Services
IAC/InterActiveCorp	4,200	348,642

IT Consulting & Other Services
International Business Machines Corp.	6,950	1,114,016
Teradata Corp.	9,700	283,046
		1,397,062

Life & Health Insurance
Aflac Inc.	15,450	1,156,896
Lincoln National Corp.	300	19,779
Prudential Financial, Inc.	12,950	1,386,039
Sun Life Financial, Inc. (Canada)	9,600	339,072
		2,901,786

Managed Health Care
Anthem Inc.	6,200	1,102,918
UnitedHealth Group Inc.	6,700	1,171,696
		2,274,614

Mortgage REIT’s
AGNC Investment Corp.	2,600	54,782

Multi-Utilities
CenterPoint Energy Inc.	30,900	881,577

Office REIT’s
Vornado Realty Trust	10,150	976,836

Oil & Gas Drilling
Transocean Ltd.	92,650	1,021,930

Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	17,300	986,446
ConocoPhillips	9,500	455,145
Devon Energy Corp.	26,150	1,032,663
Noble Energy Inc.	30,800	995,764
		3,470,018

Oil & Gas Refining & Marketing
Valero Energy Corp.	19,050	1,230,821

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	52,750	1,088,233
Williams Cos Inc. (The)	6,600	202,158
		1,290,391

	Shares	Value
Packaged Foods & Meats
Conagra Brands, Inc.	23,500	$911,330
Pilgrim’s Pride Corp.	3,050	79,178
Tyson Foods, Inc.–Class A	17,850	1,147,041
		2,137,549

Pharmaceuticals
Eli Lilly & Co.	9,600	787,776
Merck & Co., Inc.	18,750	1,168,688
Pfizer, Inc.	32,150	1,090,528
		3,046,992

Regional Banks
Citizens Financial Group Inc.	650	23,861
Fifth Third BanCorp	750	18,322
Regions Financial Corp.	1,550	21,313
SunTrust Banks, Inc.	350	19,884
		83,380

Reinsurance
Everest Re Group Ltd.	200	50,342

Restaurants
Darden Restaurants Inc.	300	25,557

Semiconductor Equipment
Applied Materials, Inc.	35,400	1,437,594
KLA-Tencor Corp.	250	24,555
Lam Research Corp.	9,200	1,332,620
		2,794,769

Semiconductors
Intel Corp.	32,250	1,165,838
Maxim Integrated Products, Inc.	28,250	1,247,238
Texas Instruments Inc.	17,500	1,385,650
		3,798,726

Specialized REIT’s
American Tower Corp.	1,650	207,801
Public Storage	3,900	816,582
		1,024,383

Specialty Chemicals
Sherwin-Williams Co. (The)	3,020	1,010,734

Systems Software
CA Inc.	4,850	159,225

Technology Hardware, Storage & Peripherals
Apple Inc.	9,350	1,343,127
HP Inc.	1,450	27,289
NetApp, Inc.	650	25,903
Seagate Technology PLC	500	21,065
		1,417,384

Trading Companies & Distributors
United Rentals Inc.	1,550	169,973
Total Equity Securities — Long		$73,475,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Long/Short Equity Fund

	Shares	Value
Equity Securities — Short
Alternative Carriers
Zayo Group Holdings Inc.	(30,750)	$(1,078,403)

Apparel Retail
L Brands Inc.	(21,350)	(1,127,493)
Urban Outfitters Inc.	(37,400)	(855,712)
		(1,983,205)

Apparel, Accessories & Luxury Goods
Fossil Group, Inc.	(14,650)	(252,712)
Hanesbrands Inc.	(50,550)	(1,102,495)
Lululemon Athletica Inc.	(7,200)	(374,400)
Under Armour, Inc.–Class A	(12,400)	(266,476)
Under Armour, Inc.–Class C	(47,950)	(930,710)
		(2,926,793)

Application Software
Autodesk Inc.	(12,250)	(1,103,357)
salesforce.com Inc.	(12,800)	(1,102,336)
Tyler Technologies, Inc.	(6,850)	(1,120,592)
Ultimate Software Group Inc. (The)	(5,400)	(1,094,418)
Workday Inc.–Class A	(12,200)	(1,066,280)
		(5,486,983)

Asset Management & Custody Banks
Brookfield Asset Management Inc.–Class A (Canada)	(30,100)	(1,112,195)

Automobile Manufacturers
General Motors Co.	(32,300)	(1,118,872)
Tesla, Inc.	(3,550)	(1,114,949)
		(2,233,821)

Automotive Retail
Advance Auto Parts, Inc.	(7,600)	(1,080,264)
AutoNation Inc.	(25,750)	(1,081,500)
CarMax, Inc.	(18,500)	(1,082,250)
OReilly Automotive Inc.	(4,150)	(1,029,823)
		(4,273,837)

Biotechnology
Alnylam Pharmaceuticals, Inc.	(20,150)	(1,080,040)
Puma Biotechnology Inc.	(12,050)	(489,230)
		(1,569,270)

Casinos & Gaming
MGM Resorts International	(14,750)	(452,972)
Wynn Resorts Ltd.	(8,850)	(1,088,639)
		(1,541,611)

Commodity Chemicals
Westlake Chemical Corp.	(16,800)	(1,045,800)

Communications Equipment
Palo Alto Networks, Inc.	(10,150)	(1,100,362)

Construction Machinery & Heavy Trucks
Wabtec Corp./DE	(12,100)	(1,015,069)

	Shares	Value
Construction Materials
Martin Marietta Materials, Inc.	(4,950)	$(1,089,940)
Vulcan Materials Co.	(9,200)	(1,112,096)
		(2,202,036)

Data Processing & Outsourced Services
FleetCor Technologies Inc.	(6,950)	(980,923)
Sabre Corp.	(30,400)	(711,664)
Visa Inc.–Class A	(11,650)	(1,062,713)
		(2,755,300)

Diversified Support Services
KAR Auction Services Inc.	(16,750)	(730,635)

Electrical Components & Equipment
Acuity Brands Inc.	(6,250)	(1,100,625)

Fertilizers & Agricultural Chemicals
CF Industries Holdings, Inc.	(40,750)	(1,089,655)

Financial Exchanges & Data
MarketAxess Holdings Inc.	(2,650)	(510,178)

Footwear
NIKE Inc.–Class B	(19,150)	(1,061,102)

Gold
Franco-Nevada Corp. (Canada)	(1,100)	(74,932)

Health Care Equipment
DexCom, Inc.	(14,650)	(1,142,114)

Health Care Facilities
Brookdale Senior Living Inc.	(30,400)	(394,896)
Tenet Healthcare Corp.	(33,000)	(517,110)
		(912,006)

Health Care Supplies
DENTSPLY SIRONA Inc.	(17,450)	(1,103,538)

Integrated Oil & Gas
Chevron Corp.	(10,450)	(1,115,015)
Exxon Mobil Corp.	(13,650)	(1,114,522)
		(2,229,537)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(420)	(388,496)
TripAdvisor, Inc.	(24,700)	(1,111,747)
		(1,500,243)

Internet Software & Services
Twitter, Inc.	(70,050)	(1,154,424)

Leisure Products
Polaris Industries Inc.	(11,850)	(1,010,331)

Multi-Sector Holdings
FNFV Group	(27,050)	(370,585)

Oil & Gas Drilling
Helmerich & Payne Inc.	(14,450)	(876,248)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco  Long/Short Equity Fund

	Shares	Value
Oil & Gas Equipment & Services
Core Laboratories NV	(9,700)	$(1,074,954)
Schlumberger Ltd.	(15,000)	(1,088,850)
Weatherford International PLC	(193,650)	(1,117,361)
		(3,281,165)

Oil & Gas Exploration & Production
Antero Resources Corp.	(50,600)	(1,072,214)
Parsley Energy Inc.–Class A	(35,800)	(1,066,482)
Southwestern Energy Co.	(127,200)	(955,272)
		(3,093,968)

Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(24,100)	(1,092,935)
Pembina Pipeline Corp. (Canada)	(25,200)	(803,376)
		(1,896,311)

Personal Products
Coty, Inc.–Class A	(61,350)	(1,095,097)

Pharmaceuticals
Endo International PLC	(71,300)	(810,681)
Mallinckrodt PLC	(24,050)	(1,128,426)
		(1,939,107)

Property & Casualty Insurance
Cincinnati Financial Corp.	(4,900)	(353,241)
Markel Corp.	(1,120)	(1,085,952)
		(1,439,193)

Real Estate Development
Howard Hughes Corp. (The)	(9,000)	(1,107,990)

Real Estate Services
Jones Lang LaSalle Inc.	(9,800)	(1,125,628)

Research & Consulting Services
IHS Markit Ltd.	(25,450)	(1,104,530)

	Shares	Value
Restaurants
Starbucks Corp.	(18,050)	$(1,084,083)

Semiconductors
First Solar Inc.	(33,750)	(997,312)
Qorvo, Inc.	(15,650)	(1,064,670)
		(2,061,982)

Silver
Silver Wheaton Corp. (Canada)	(18,200)	(363,454)

Soft Drinks
Monster Beverage Corp.	(24,600)	(1,116,348)

Specialized REIT’s
Equinix Inc.	(2,700)	(1,127,790)
Iron Mountain Inc.	(30,450)	(1,058,442)
Weyerhaeuser Co.	(21,000)	(711,270)
		(2,897,502)

Specialty Stores
Signet Jewelers Ltd.	(15,950)	(1,050,148)
Tractor Supply Co.	(17,000)	(1,052,470)
		(2,102,618)

Steel
Allegheny Technologies, Inc.	(36,000)	(660,600)

Systems Software
FireEye, Inc.	(57,700)	(721,827)
Tableau Software, Inc.–Class A	(20,700)	(1,111,176)
		(1,833,003)

Trucking
AMERCO	(720)	(269,611)
Total Equity Securities — Short		$(73,663,028)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco  Long/Short Equity Fund

Portfolio Composition

By sector, based on total investments

as of April 30, 2017

	Equity Securities		Gross Exposure[3]	Net Exposure[4]
	Long[1]	Short[2]
Financials	34.7%	4.4%	39.1%	30.3%
Information Technology	30.9	18.7	49.6	12.2
Consumer Discretionary	25.7	25.6	51.3	0.1
Health Care	22.2	8.5	30.7	13.7
Industrials	16.9	5.5	22.4	11.4
Energy	16.5	14.8	31.3	1.7
Materials	13.4	7.0	20.4	6.4
Consumer Staples	10.5	2.9	13.4	7.6
Utilities	6.8	—	6.8	6.8
Real Estate	6.1	6.7	12.8	-0.6
Telecommunication Services	—	1.4	1.4	-1.4
Money Market Fund	11.8	—	11.8	11.8
Total	195.5%	95.5%	291.0%	100.0%

[1]	Represents the value of equity securities in the portfolio and the equity securities underlying the Fund’s equity long portfolio swap.
[2]	Represents the value of the equity securities underlying the Fund’s equity short portfolio swap.
[3]	Represents the cumulative exposure of the Fund’s long and short positions.
[4]	Represents the net exposure of the Fund’s long and short positions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco  Long/Short Equity Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $60,847,504)	$67,937,523
Investments in affiliated money market funds, at value and cost	9,128,169
Total investments, at value (Cost $69,975,673)	77,065,692
Receivable for:
Deposits with brokers for swap agreements	50,000
Investments sold	5,482,237
Fund shares sold	11,852
Dividends and interest	40,514
Investment for trustee deferred compensation and retirement plans	6,976
Other assets	39,721
Total assets	82,696,992

Liabilities:
Payable for:
Investments purchased	7,637,083
Fund shares reacquired	10,895
Amount due custodian	997,422
Swaps payable	213,893
Accrued fees to affiliates	6,803
Accrued trustees’ and officers’ fees and benefits	2,198
Accrued other operating expenses	67,412
Trustee deferred compensation and retirement plans	6,976
Unrealized depreciation on swap agreements—OTC	966,272
Total liabilities	9,908,954
Net assets applicable to shares outstanding	$72,788,038

Net assets consist of:
Shares of beneficial interest	$62,048,345
Undistributed net investment income	(1,288,159)
Undistributed net realized gain	5,904,105
Net unrealized appreciation	6,123,747
$72,788,038

Net Assets:
Class A	$14,183,591
Class C	$2,290,362
Class R	$102,963
Class Y	$10,084,336
Class R5	$617,010
Class R6	$45,509,776

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,214,266
Class C	199,863
Class R	8,870
Class Y	858,009
Class R5	52,493
Class R6	3,871,011
Class A:
Net asset value per share	$11.68
Maximum offering price per share
(Net asset value of $11.68 ÷ 94.50%)	$12.36
Class C:
Net asset value and offering price per share	$11.46
Class R:
Net asset value and offering price per share	$11.61
Class Y:
Net asset value and offering price per share	$11.75
Class R5:
Net asset value and offering price per share	$11.75
Class R6:
Net asset value and offering price per share	$11.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  Long/Short Equity Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,726)	$635,002
Dividends from affiliated money market funds	22,008
Total investment income	657,010

Expenses:
Advisory fees	341,141
Administrative services fees	24,795
Custodian fees	3,345
Distribution fees:
Class A	16,921
Class C	12,264
Class R	241
Transfer agent fees — A, C, R and Y	14,315
Transfer agent fees — R5	2
Transfer agent fees — R6	157
Trustees’ and officers’ fees and benefits	8,827
Registration and filing fees	38,809
Reports to shareholders	10,389
Professional services fees	47,702
Other	7,699
Total expenses	526,607
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(23,105)
Net expenses	503,502
Net investment income	153,508

Realized and unrealized gain from:
Net realized gain from:
Investment securities	2,466,340
Swap agreements	3,603,214
6,069,554
Change in net unrealized appreciation (depreciation) of:
Investment securities	4,546,475
Swap agreements	(2,401,941)
2,144,534
Net realized and unrealized gain	8,214,088
Net increase in net assets resulting from operations	$8,367,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  Long/Short Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$153,508	$413,490
Net realized gain (loss)	6,069,554	(5,154,166)
Change in net unrealized appreciation	2,144,534	3,611,483
Net increase (decrease) in net assets resulting from operations	8,367,596	(1,129,193)

Distributions to shareholders from net investment income:
Class A	—	(600,522)
Class C	—	(125,377)
Class R	—	(2,120)
Class Y	—	(392,484)
Class R5	—	(29,196)
Class R6	—	(30,735)
Total distributions from net investment income	—	(1,180,434)

Distributions to shareholders from net realized gains:
Class A	(81,636)	(61,333)
Class C	(16,680)	(14,863)
Class R	(593)	(227)
Class Y	(52,325)	(37,978)
Class R5	(3,814)	(2,825)
Class R6	(296,699)	(2,974)
Total distributions from net realized gains	(451,747)	(120,200)

Share transactions–net:
Class A	1,281,842	(131,605)
Class C	(363,302)	319,228
Class R	10,306	47,832
Class Y	1,626,449	641,681
Class R5	9,048	18,068
Class R6	(6,175,849)	45,877,671
Net increase (decrease) in net assets resulting from share transactions	(3,611,506)	46,772,875
Net increase in net assets	4,304,343	44,343,048

Net assets:
Beginning of period	68,483,695	24,140,647
End of period (includes undistributed net investment income of $(1,288,159) and $(1,441,667), respectively)	$72,788,038	$68,483,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco  Long/Short Equity Fund

Statement of Cash Flows

For the six months ended April 30, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$8,367,596

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(26,050,961)
Net change in unrealized depreciation on swap agreements	2,401,941
Increase in swap agreement payable, net	92,145
Proceeds from sales of investments	32,268,041
Decrease in interest receivables and other assets	22,130
Decrease in accrued expenses and other payables	(15,436)
Net realized gain from investment securities	(2,466,340)
Net change in unrealized appreciation on investment securities	(4,546,475)
Net cash provided by operating activities	10,072,641

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(59,552)
Proceeds from shares of beneficial interest sold	5,680,245
Increase in payable for amount due custodian	997,422
Disbursements from shares of beneficial interest reacquired	(9,702,131)
Net cash provided by (used in) financing activities	(3,084,016)
Net increase in cash and cash equivalents	6,988,625
Cash and cash equivalents at beginning of period	2,139,544
Cash and cash equivalents at end of period	$9,128,169

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$392,195

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Long/Short Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

16                         Invesco  Long/Short Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

17                         Invesco  Long/Short Equity Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses

18                         Invesco  Long/Short Equity Fund

more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective January 1, 2017, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.77%
Next $500 million	0.75%
Next $1.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.67%
Next $2.5 billion	0.65%
Over $10 billion	0.62%

Prior to January 1, 2017, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.59%, 2.34%, 1.84%, 1.34%, 1.34% and 1.34%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $17,811 and reimbursed class level expenses of $2,769, $502, $20, $1,798, $1 and $98 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

19                         Invesco  Long/Short Equity Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $1,304 in front-end sales commissions from the sale of Class A shares and $409 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$67,937,523	$—	$—	$67,937,523
Money Market Funds	9,128,169	—	—	9,128,169
	77,065,692	—	—	77,065,692
Swap Agreements*	—	(966,272)	—	(966,272)
Total Investments	$77,065,692	$(966,272)	$—	$76,099,420

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements — OTC	$(966,272)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(966,272)

20                         Invesco  Long/Short Equity Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/ Pledged
Counterparty	Swap Agreements	Swap Agreements		Non-Cash	Cash	Net Amount
Morgan Stanley & Co. LLC	$—	$(1,180,165)	$(1,180,165)	$—	$50,000	$(1,130,165)

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Swap agreements	$3,603,214
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(2,401,941)
Total	$1,201,273

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

Swap Agreements
Average notional value	$144,584,168

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $106.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

21                         Invesco  Long/Short Equity Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $26,408,151 and $30,945,900, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,872,280
Aggregate unrealized (depreciation) of investment securities	(1,902,803)
Net unrealized appreciation of investment securities	$6,969,477

Cost of investments for tax purposes is $70,096,215.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	243,372	$2,875,730	485,055	$5,239,306
Class C	13,064	149,817	122,278	1,335,132
Class R	987	11,833	4,388	46,734
Class Y	217,952	2,618,556	237,370	2,565,330
Class R5	755	9,065	1,739	18,068
Class R6(b)	2,098	25,213	4,517,701	47,595,766

Issued as reinvestment of dividends:
Class A	5,622	66,343	33,564	364,508
Class C	1,371	15,922	11,487	123,718
Class R	44	519	162	1,762
Class Y	1,371	16,268	12,205	132,915
Class R5	11	129	—	—
Class R6	24,685	293,014	155	1,688

Reacquired:
Class A	(140,744)	(1,660,231)	(529,912)	(5,735,419)
Class C	(46,266)	(529,041)	(109,262)	(1,139,622)
Class R	(176)	(2,046)	(63)	(664)
Class Y	(85,187)	(1,008,375)	(192,505)	(2,056,564)
Class R5	(13)	(146)	—	—
Class R6	(563,857)	(6,494,076)	(162,427)	(1,719,783)
Net increase (decrease) in share activity	(324,911)	$(3,611,506)	4,431,935	$46,772,875

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate owns 12% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 4,184,012 Class R6 shares valued at $44,099,486 were sold to affiliated mutual funds.

22                         Invesco  Long/Short Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$10.45	$0.01		$1.29	$1.30	$—	$(0.07)	$(0.07)	$11.68	12.47%	$14,184	1.62	%(d)	1.71	%(d)	0.21	%(d)	42%
Year ended 10/31/16	11.50	0.06	(e)	(0.50)	(0.44)	(0.55)	(0.06)	(0.61)	10.45	(4.03)	11,562	1.85		2.08		0.58	(e)	102
Year ended 10/31/15	11.00	0.01		0.49	0.50	—	(0.00)	—	11.50	4.57	12,854	1.85		2.76		0.11		89
Year ended 10/31/14(f)	10.00	(0.02)		1.02	1.00	—	—	—	11.00	10.00	16,796	1.85	(g)	3.04	(g)	(0.25	)(g)	102
Class C
Six months ended 04/30/17	10.30	(0.03)		1.26	1.23	—	(0.07)	(0.07)	11.46	11.97	2,290	2.37	(d)	2.46	(d)	(0.54	)(d)	42
Year ended 10/31/16	11.34	(0.02	)(e)	(0.48)	(0.50)	(0.48)	(0.06)	(0.54)	10.30	(4.68)	2,385	2.60		2.83		(0.17	)(e)	102
Year ended 10/31/15	10.92	(0.07)		0.49	0.42	—	(0.00)	—	11.34	3.87	2,350	2.60		3.51		(0.64)		89
Year ended 10/31/14(f)	10.00	(0.10)		1.02	0.92	—	—	—	10.92	9.20	2,618	2.60	(g)	3.79	(g)	(1.00	)(g)	102
Class R
Six months ended 04/30/17	10.40	(0.00)		1.28	1.28	—	(0.07)	(0.07)	11.61	12.34	103	1.87	(d)	1.96	(d)	(0.04	)(d)	42
Year ended 10/31/16	11.45	0.04	(e)	(0.50)	(0.46)	(0.53)	(0.06)	(0.59)	10.40	(4.27)	83	2.10		2.33		0.33	(e)	102
Year ended 10/31/15	10.98	(0.02)		0.49	0.47	—	(0.00)	—	11.45	4.31	40	2.10		3.01		(0.14)		89
Year ended 10/31/14(f)	10.00	(0.04)		1.02	0.98	—	—	—	10.98	9.80	27	2.10	(g)	3.29	(g)	(0.50	)(g)	102
Class Y
Six months ended 04/30/17	10.51	0.03		1.28	1.31	—	(0.07)	(0.07)	11.75	12.49	10,084	1.37	(d)	1.46	(d)	0.46	(d)	42
Year ended 10/31/16	11.56	0.09	(e)	(0.50)	(0.41)	(0.58)	(0.06)	(0.64)	10.51	(3.74)	7,604	1.60		1.83		0.83	(e)	102
Year ended 10/31/15	11.02	0.04		0.50	0.54	—	(0.00)	—	11.56	4.93	7,709	1.60		2.51		0.36		89
Year ended 10/31/14(f)	10.00	0.00		1.02	1.02	—	—	—	11.02	10.20	12,389	1.60	(g)	2.79	(g)	0.00	(g)	102
Class R5
Six months ended 04/30/17	10.50	0.03		1.29	1.32	—	(0.07)	(0.07)	11.75	12.60	617	1.29	(d)	1.34	(d)	0.54	(d)	42
Year ended 10/31/16	11.56	0.09	(e)	(0.51)	(0.42)	(0.58)	(0.06)	(0.64)	10.50	(3.83)	543	1.60		1.71		0.83	(e)	102
Year ended 10/31/15	11.02	0.04		0.50	0.54	—	(0.00)	—	11.56	4.93	578	1.60		2.38		0.36		89
Year ended 10/31/14(f)	10.00	0.00		1.02	1.02	—	—	—	11.02	10.20	718	1.60	(g)	2.69	(g)	0.00	(g)	102
Class R6
Six months ended 04/30/17	10.50	0.03		1.30	1.33	—	(0.07)	(0.07)	11.76	12.69	45,510	1.29	(d)	1.34	(d)	0.54	(d)	42
Year ended 10/31/16	11.56	0.09	(e)	(0.51)	(0.42)	(0.58)	(0.06)	(0.64)	10.50	(3.83)	46,305	1.60		1.71		0.83	(e)	102
Year ended 10/31/15	11.02	0.04		0.50	0.54	—	(0.00)	—	11.56	4.93	609	1.60		2.38		0.36		89
Year ended 10/31/14(f)	10.00	0.00		1.02	1.02	—	—	—	11.02	10.20	562	1.60	(g)	2.69	(g)	0.00	(g)	102

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,649, $2,473, $97, $8,861, $610 and $46,769 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.00) and (0.00)%, $(0.08) and (0.75)%, $(0.02) and (0.25)%, $0.03 and 0.25%, $0.03 and 0.25% and $0.03 and 0.25% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of December 19, 2013.
(g)	Annualized.

23                         Invesco  Long/Short Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,124.70	$8.53	$1,016.76	$8.10	1.62%
C	1,000.00	1,119.70	12.46	1,013.04	11.83	2.37
R	1,000.00	1,123.40	9.85	1,015.52	9.35	1.87
Y	1,000.00	1,124.90	7.22	1,018.00	6.85	1.37
R5	1,000.00	1,127.00	6.80	1,018.40	6.46	1.29
R6	1,000.00	1,126.90	6.80	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.59%, 2.34%, 1.84%, 1.34%, 1.34% and 1.34% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.55%, 2.30%, 1.80%, 1.30%, 1.18% and 1.18% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.17, $12.09, $9.48, $6.85, $6.22 and $6.22 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.75, $11.48, $9.00, $6.51, $5.91 and $5.91 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

24                         Invesco  Long/Short Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Long/Short Equity Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	4,130,585	500,203	377,104	893,318
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	4,320,468	307,930	379,493	893,319

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

25                         Invesco  Long/Short Equity Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                           LSE-SAR-1            06132017    1108

Semiannual Report to Shareholders	April 30, 2017

Invesco Low Volatility Emerging Markets Fund
Nasdaq:
A: LVLAX ∎ C: LVLCX ∎ R: LVLRX ∎ Y: LVLYX ∎ R5: LVLFX ∎ R6: LVLSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/ performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.26%
Class C Shares	9.84
Class R Shares	10.01
Class Y Shares	10.35
Class R5 Shares	10.35
Class R6 Shares	10.37
MSCI All Country World Index▼ (Broad Market Index)	11.76
MSCI Emerging Markets Index▼ (Style-Specific Index)	8.88
Lipper Emerging Market Funds Index∎ (Peer Group Index)	9.66
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Low Volatility Emerging Markets Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-1.32%
1 Year	10.00

Class C Shares
Inception (12/17/13)	-0.42%
1 Year	14.52

Class R Shares
Inception (12/17/13)	0.08%
1 Year	16.06

Class Y Shares
Inception (12/17/13)	0.59%
1 Year	16.83

Class R5 Shares
Inception (12/17/13)	0.59%
1 Year	16.83

Class R6 Shares
Inception (12/17/13)	0.56%
1 Year	16.71

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 1.59%, 1.09%, 1.09% and 1.09%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.28%, 3.03%, 2.53%, 2.03%, 1.88% and 1.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	-1.96%
1 Year	9.33

Class C Shares
Inception (12/17/13)	-1.00%
1 Year	13.90

Class R Shares
Inception (12/17/13)	-0.53%
1 Year	15.31

Class Y Shares
Inception (12/17/13)	-0.01%
1 Year	16.07

Class R5 Shares
Inception (12/17/13)	-0.01%
1 Year	16.07

Class R6 Shares
Inception (12/17/13)	-0.04%
1 Year	15.95

charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco Low Volatility Emerging Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Low Volatility Emerging Markets Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.43%
Brazil–11.79%
Braskem S.A.–Preference Shares–ADR	61,200	$658,432
BTG Pactual Group(a)	78,800	461,638
Companhia Energetica de Minas Gerais–ADR	216,638	591,422
Cosan S.A. Industria e Comercio	54,700	639,697
Ecorodovias Infraestrutura e Logistica S.A.	100,300	298,379
JBS S.A.	63,900	206,808
Magazine Luiza S.A.	4,700	329,981
MRV Engenharia e Participacoes S.A.	141,600	711,291
Multiplus S.A.	43,400	534,490
Smiles S.A.	34,700	754,963
Transmissora Alianca de Energia Eletrica S.A.(b)	71,000	514,838
		5,701,939

Chile–3.79%
Banco de Chile	2,329,881	281,045
Cencosud S.A.	216,199	615,536
Embotelladora Andina S.A.–Preference Shares–Class B	23,201	96,128
Enel Américas S.A.–ADR	45,319	449,111
Enel Chile S.A.	3,530,159	389,701
		1,831,521

China–6.62%
Changyou.com Ltd.–ADR(c)	10,421	340,246
China Communications Services Corp. Ltd.–Class H	592,000	337,159
Chongqing Rural Commercial Bank Co., Ltd.–Class H	925,000	635,524
Guangzhou Automobile Group Co. Ltd.–Class H	392,000	609,791
Jiangsu Expressway Co. Ltd.–Class H	134,000	197,768
Lao Feng Xiang Co., Ltd.–Class B	64,100	236,465
Longfor Properties Co. Ltd.	397,500	687,863
Yantai Changyu Pioneer Wine Co. Ltd.–Class B	64,900	159,530
		3,204,346

India–13.15%
Bharat Electronics Ltd.	81,884	233,632
Hero MotoCorp Ltd.	12,660	653,151
Hindustan Petroleum Corp. Ltd.	61,887	515,973
ITC Ltd.	116,877	505,738
NHPC Ltd.	660,346	326,338
NMDC Ltd.	336,357	667,518
Power Finance Corp. Ltd.	265,111	659,260
Reliance Infrastructure Ltd.	70,072	650,317
Rural Electrification Corp. Ltd.	208,383	656,972
Sun TV Network Ltd.	59,361	851,661
Vedanta Ltd.	169,119	640,265
		6,360,825

Malaysia–5.39%
AirAsia Bhd.	879,200	678,489
Kuala Lumpur Kepong Bhd.	70,000	395,393
PPB Group Bhd.	45,300	176,358
Public Bank Bhd.	146,800	673,947
Telekom Malaysia Bhd.	116,900	174,209
Tenaga Nasional Bhd.	158,400	508,660
		2,607,056

	Shares	Value
Mexico–6.06%
Alpek S.A.B. de C.V.	290,100	$347,524
Coca-Cola FEMSA, S.A.B. de C.V.–Series L	60,300	438,702
Gentera S.A.B. de C.V.	308,200	518,199
Gruma, S.A.B. de C.V.–Class B	15,260	203,519
Industrias Bachoco, S.A.B. de C.V.–Series B	36,100	160,441
Megacable Holdings S.A.B. de C.V.–Series CPO(d)	68,400	259,336
Nemak, S.A.B. de C.V.–REGS(e)	455,900	479,540
Wal-Mart de México, S.A.B. de C.V.–Series V	232,700	524,147
		2,931,408

Philippines–1.03%
Aboitiz Equity Ventures Inc.	242,980	372,428
Cebu Air, Inc.	58,320	125,704
		498,132

Poland–2.42%
Powszechny Zaklad Ubezpieczen S.A.	70,617	779,162
Tauron Polska Energia S.A.(c)	462,192	392,006
		1,171,168

Qatar–0.37%
Qatar Islamic Bank (S.A.Q)	6,376	176,848

Russia–8.07%
ALROSA PJSC	395,466	681,533
Gazprom PAO–ADR	107,649	511,333
Inter RAO UES PJSC	10,019,323	712,785
LUKOIL PJSC–ADR	13,144	656,549
Magnitogorsk Iron & Steel Works OJSC	1,047,997	624,149
Novolipetsk Steel PSJC–REGS–GDR(e)	7,128	134,916
Rostelecom PJSC	231,480	302,924
Sistema PJSFC–REGS–GDR(e)	33,467	281,458
		3,905,647

South Africa–9.25%
AVI Ltd.	29,842	218,228
Barclays Africa Group Ltd.	57,603	634,840
Bidvest Group Ltd. (The)	23,931	285,600
KAP Industrial Holdings Ltd.	200,096	140,278
Kumba Iron Ore Ltd.(c)	39,867	517,936
Liberty Holdings Ltd.	55,324	444,971
Life Healthcare Group Holdings Ltd.	87,260	187,569
Nedbank Group Ltd.	32,148	542,268
Netcare Ltd.	50,563	100,289
Reunert Ltd.	54,452	288,848
Sappi Ltd.	99,577	739,807
Super Group Ltd.(c)	68,235	187,720
Tsogo Sun Holdings Ltd.	98,915	186,127
		4,474,481

South Korea–13.02%
Daewon Pharmaceutical Co., Ltd.	7,978	153,228
Hankook Tire Co. Ltd.	13,981	723,844
Hanwha Corp.	20,149	707,557
HITEJINRO Co., Ltd.	25,055	460,291
Hyundai Development Co.	13,904	546,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Emerging Markets Fund

	Shares	Value
South Korea–(continued)
KT&G Corp.	6,029	$537,901
LG Display Co., Ltd.	9,830	254,034
Lotte Chemical Corp.	315	94,695
Samsung Electronics Co., Ltd.	377	737,126
SK Hynix Inc.	16,640	789,839
SL Corp.	8,141	129,523
Woori Bank	56,281	739,596
Yuhan Corp.	2,074	422,567
		6,296,510

Taiwan–5.22%
Chunghwa Telecom Co., Ltd.	150,000	507,458
Lite-On Technology Corp.	381,896	664,937
Powertech Technology Inc.	223,000	698,244
St. Shine Optical Co., Ltd.	24,000	463,952
Wan Hai Lines Ltd.	349,000	192,926
		2,527,517

Thailand–4.49%
Airports of Thailand PCL	267,700	316,380
Intouch Holdings PCL	95,700	148,018
Krung Thai Bank PCL	1,137,000	649,937
Mega Lifesciences PCL	305,400	227,351
Thai Oil PCL	317,800	716,635
Thai Vegetable Oil PCL	108,500	114,491
		2,172,812

	Shares	Value
Turkey–5.12%
Koza Altin Isletmeleri A.S.(c)	43,951	$238,975
Petkim PetroKimya Holding A.S.	235,899	326,143
Soda Sanayii A.S.	369,243	666,455
TAV Havalimanlari Holding A.S.	96,990	404,193
Tekfen Holding A.S.	280,012	722,225
Turk Traktor ve Ziraat Makineleri A.S.	5,322	116,813
		2,474,804

United Arab Emirates–1.64%
Aldar Properties PJSC	1,019,597	594,072
DAMAC Properties Dubai Co. PJSC	284,236	198,114
		792,186
Total Common Stocks & Other Equity Interests (Cost $39,526,781)		47,127,200

Money Market Funds–2.69%
Government & Agency Portfolio–Institutional Class, 0.67%(f)	778,989	778,989
Treasury Portfolio–Institutional Class, 0.63%(f)	519,326	519,326
Total Money Market Funds (Cost $1,298,315)		1,298,315
TOTAL INVESTMENTS–100.12% (Cost $40,825,096)		48,425,515
OTHER ASSETS LESS LIABILITIES–(0.12)%		(56,256)
NET ASSETS–100.00%		$48,369,259

Investment Abbreviations:

ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents one common share and two Series A preferred shares of Banco BTG Pactual S.A., and one Class A voting common share and two Class B non-voting common shares of BTG Pactual Participations Ltd. in the form of Brazilian Depositary Receipts.
(b)	Each unit represents two preferred shares and one common share.
(c)	Non-income producing security.
(d)	Each CPO represents two Series A Shares.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $895,914, which represented 1.85% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Financials	16.2%
Consumer Discretionary	13.7
Materials	13.1
Industrials	11.6
Consumer Staples	10.0
Utilities	9.4
Information Technology	7.2
Energy	6.3
Telecommunication Services	3.6
Health Care	3.2
Real Estate	3.1
Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Emerging Markets Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $39,526,781)	$47,127,200
Investments in affiliated money market funds, at value and cost	1,298,315
Total investments, at value (Cost $40,825,096)	48,425,515
Foreign currencies, at value (Cost $1,151,560)	1,147,197
Receivable for:
Deposits with brokers	58,000
Variation margin — futures	3,575
Fund shares sold	5,981,196
Dividends	48,455
Investment for trustee deferred compensation and retirement plans	6,883
Other assets	39,204
Total assets	55,710,025

Liabilities:
Payable for:
Fund shares reacquired	7,177,370
Accrued foreign taxes	94,101
Accrued fees to affiliates	1,621
Accrued trustees’ and officers’ fees and benefits	1,826
Accrued other operating expenses	58,965
Trustee deferred compensation and retirement plans	6,883
Total liabilities	7,340,766
Net assets applicable to shares outstanding	$48,369,259

Net assets consist of:
Shares of beneficial interest	$38,634,063
Undistributed net investment income	445,302
Undistributed net realized gain	1,679,425
Net unrealized appreciation	7,610,469
$48,369,259

Net Assets:
Class A	$8,600,609
Class C	$271,818
Class R	$27,857
Class Y	$2,928,080
Class R5	$136,013
Class R6	$36,404,882

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	949,761
Class C	30,108
Class R	3,078
Class Y	322,960
Class R5	15,001
Class R6	4,018,690
Class A:
Net asset value per share	$9.06
Maximum offering price per share
(Net asset value of $9.06 ÷ 94.50%)	$9.59
Class C:
Net asset value and offering price per share	$9.03
Class R:
Net asset value and offering price per share	$9.05
Class Y:
Net asset value and offering price per share	$9.07
Class R5:
Net asset value and offering price per share	$9.07
Class R6:
Net asset value and offering price per share	$9.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Emerging Markets Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $61,537)	$728,716
Dividends from affiliated money market funds	1,539
Total investment income	730,255

Expenses:
Advisory fees	205,393
Administrative services fees	24,794
Custodian fees	29,582
Distribution fees:
Class A	5,307
Class C	754
Class R	66
Transfer agent fees — A, C, R and Y	6,287
Transfer agent fees — R6	90
Trustees’ and officers’ fees and benefits	8,394
Registration and filing fees	37,349
Reports to shareholders	6,006
Professional services fees	31,757
Other	13,685
Total expenses	369,464
Less: Fees waived and expenses reimbursed	(99,506)
Net expenses	269,958
Net investment income	460,297

Realized and unrealized gain from:
Net realized gain from:
Investment securities (net of foreign taxes of $72,175)	1,609,363
Foreign currencies	1,514
Futures contracts	128,078
1,738,955
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $(125,721))	2,286,131
Foreign currencies	599
Futures contracts	13,059
2,299,789
Net realized and unrealized gain	4,038,744
Net increase in net assets resulting from operations	$4,499,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Low Volatility Emerging Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$460,297	$710,549
Net realized gain	1,738,955	1,795,098
Change in net unrealized appreciation	2,299,789	5,700,909
Net increase in net assets resulting from operations	4,499,041	8,206,556

Distributions to shareholders from net investment income:
Class A	(35,913)	(15,051)
Class C	(178)	(69)
Class R	(235)	(137)
Class Y	(29,372)	(14,541)
Class R5	(1,859)	(1,322)
Class R6	(563,343)	(1,322)
Total distributions from net investment income	(630,900)	(32,442)

Distributions to shareholders from net realized gains:
Class A	(103,933)	—
Class C	(3,794)	—
Class R	(934)	—
Class Y	(72,517)	—
Class R5	(4,589)	—
Class R6	(1,390,853)	—
Total distributions from net realized gains	(1,576,620)	—

Share transactions–net:
Class A	4,772,302	1,857,102
Class C	21,907	189,226
Class R	271	1,464
Class Y	795,046	556,260
Class R6	(2,492,241)	29,026,790
Net increase in net assets resulting from share transactions	3,097,285	31,630,842
Net increase in net assets	5,388,806	39,804,956

Net assets:
Beginning of period	42,980,453	3,175,497
End of period (includes undistributed net investment income of $445,302 and $615,905, respectively)	$48,369,259	$42,980,453

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Emerging Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

9                         Invesco Low Volatility Emerging Markets Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Low Volatility Emerging Markets Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

11                         Invesco Low Volatility Emerging Markets Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.72%, 2.47%, 1.97%, 1.47%, 1.47% and 1.47%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $93,129 and reimbursed class level expenses of $4,004, $142, $25, $2,116 and $90 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

12                         Invesco Low Volatility Emerging Markets Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $1,749 in front-end sales commissions from the sale of Class A shares and $30 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $6,254,519 and from Level 2 to Level 1 of $7,153,844, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$5,701,939	$—	$—	$5,701,939
Chile	1,831,521	—	—	1,831,521
China	1,880,959	1,323,387	—	3,204,346
India	3,658,544	2,702,281	—	6,360,825
Malaysia	1,758,900	848,156	—	2,607,056
Mexico	2,931,408	—	—	2,931,408
Philippines	498,132	—	—	498,132
Poland	1,171,168	—	—	1,171,168
Qatar	176,848	—	—	176,848
Russia	1,449,340	2,456,307	—	3,905,647
South Africa	3,321,705	1,152,776	—	4,474,481
South Korea	5,136,817	1,159,693	—	6,296,510
Taiwan	1,321,815	1,205,702	—	2,527,517
Thailand	1,522,875	649,937	—	2,172,812
Turkey	2,474,804	—	—	2,474,804

13                         Invesco Low Volatility Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
United Arab Emirates	$792,186	$—	$—	$792,186
Money Market Funds	1,298,315	—	—	1,298,315
	$36,927,276	$11,498,239	$—	$48,425,515
Futures Contracts*	14,277	—	—	14,277
Total Investments	$36,941,553	$11,498,239	$—	$48,439,792

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$14,277
Derivatives not subject to master netting agreements	(14,277)
Total Derivative Assets subject to master netting agreements	$—

(a)	Includes cumulative appreciation on futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$128,078
Change in Net Unrealized Appreciation:
Futures contracts	13,059
Total	$141,137

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$995,780

Open Futures Contracts — Equity Risk(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index	Long	14	June-2017	$685,300	$14,277

(a)	Futures contracts collateralized by $58,000 cash held with Merrill Lynch, the futures commission merchant.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Low Volatility Emerging Markets Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of October 31, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $11,176,037 and $10,449,806, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,950,252
Aggregate unrealized (depreciation) of investment securities	(1,378,743)
Net unrealized appreciation of investment securities	$7,571,509

Cost of investments for tax purposes is $40,854,006.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	784,206	$6,885,097	275,849	$2,238,184
Class C	21,270	183,745	30,165	236,911
Class R	151	1,278	2,519	20,393
Class Y	130,439	1,114,292	75,991	652,971
Class R6(b)	997,655	8,683,710	5,111,134	36,140,706

Issued as reinvestment of dividends:
Class A	9,567	76,541	561	3,960
Class C	456	3,652	8	55
Class R	98	786	13	89
Class Y	5,459	43,731	387	2,735
Class R6	243,469	1,947,749	—	—

Reacquired:
Class A	(262,647)	(2,189,336)	(47,244)	(385,042)
Class C	(20,828)	(165,490)	(6,119)	(47,740)
Class R	(199)	(1,793)	(2,323)	(19,018)
Class Y	(42,463)	(362,977)	(11,902)	(99,446)
Class R6	(1,495,525)	(13,123,700)	(853,044)	(7,113,916)
Net increase in share activity	371,108	$3,097,285	4,575,995	$31,630,842

(a)	80% of the outstanding shares of the Fund are owned by the Adviser.
(b)	On February 18, 2016, 4,986,532 Class R6 shares valued at $35,254,781 were sold to affiliated mutual funds.

15                         Invesco Low Volatility Emerging Markets Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$8.64	$0.08	$0.75	$0.83	$(0.10)	$(0.31)	$(0.41)	$9.06	10.26%	$8,601	1.46	%(e)	2.07	%(e)	1.86	%(e)	24%
Year ended 10/31/16	8.08	0.17	0.46	0.63	(0.07)	—	(0.07)	8.64	7.98	3,617	1.72		2.27		2.08		63
Year ended 10/31/15	10.32	0.14	(1.91)	(1.77)	(0.35)	(0.12)	(0.47)	8.08	(17.67)	1,531	1.72		7.99		1.52		105
Year ended 10/31/14(d)	10.00	0.15	0.17	0.32	—	—	—	10.32	3.20	1,705	1.71	(f)	10.36	(f)	1.69	(f)	38
Class C
Six months ended 04/30/17	8.55	0.05	0.75	0.80	(0.01)	(0.31)	(0.32)	9.03	9.84	272	2.21	(e)	2.82	(e)	1.11	(e)	24
Year ended 10/31/16	8.00	0.11	0.45	0.56	(0.01)	—	(0.01)	8.55	7.08	250	2.47		3.02		1.33		63
Year ended 10/31/15	10.26	0.07	(1.90)	(1.83)	(0.31)	(0.12)	(0.43)	8.00	(18.29)	41	2.47		8.74		0.77		105
Year ended 10/31/14(d)	10.00	0.09	0.17	0.26	—	—	—	10.26	2.60	57	2.46	(f)	11.11	(f)	0.94	(f)	38
Class R
Six months ended 04/30/17	8.62	0.07	0.75	0.82	(0.08)	(0.31)	(0.39)	9.05	10.01	28	1.71	(e)	2.32	(e)	1.61	(e)	24
Year ended 10/31/16	8.06	0.15	0.46	0.61	(0.05)	—	(0.05)	8.62	7.68	26	1.97		2.52		1.83		63
Year ended 10/31/15	10.30	0.12	(1.90)	(1.78)	(0.34)	(0.12)	(0.46)	8.06	(17.81)	23	1.97		8.24		1.27		105
Year ended 10/31/14(d)	10.00	0.13	0.17	0.30	—	—	—	10.30	3.00	14	1.96	(f)	10.61	(f)	1.44	(f)	38
Class Y
Six months ended 04/30/17	8.66	0.09	0.75	0.84	(0.12)	(0.31)	(0.43)	9.07	10.35	2,928	1.21	(e)	1.82	(e)	2.11	(e)	24
Year ended 10/31/16	8.10	0.19	0.46	0.65	(0.09)	—	(0.09)	8.66	8.25	1,987	1.47		2.02		2.33		63
Year ended 10/31/15	10.35	0.16	(1.92)	(1.76)	(0.37)	(0.12)	(0.49)	8.10	(17.50)	1,337	1.47		7.74		1.77		105
Year ended 10/31/14(d)	10.00	0.18	0.17	0.35	—	—	—	10.35	3.50	1,411	1.46	(f)	10.11	(f)	1.94	(f)	38
Class R5
Six months ended 04/30/17	8.66	0.09	0.75	0.84	(0.12)	(0.31)	(0.43)	9.07	10.35	136	1.21	(e)	1.63	(e)	2.11	(e)	24
Year ended 10/31/16	8.10	0.18	0.47	0.65	(0.09)	—	(0.09)	8.66	8.25	130	1.47		1.87		2.33		63
Year ended 10/31/15	10.35	0.16	(1.92)	(1.76)	(0.37)	(0.12)	(0.49)	8.10	(17.50)	122	1.47		7.64		1.77		105
Year ended 10/31/14(d)	10.00	0.18	0.17	0.35	—	—	—	10.35	3.50	477	1.46	(f)	10.06	(f)	1.94	(f)	38
Class R6
Six months ended 04/30/17	8.65	0.09	0.75	0.84	(0.12)	(0.31)	(0.43)	9.06	10.37	36,405	1.21	(e)	1.63	(e)	2.11	(e)	24
Year ended 10/31/16	8.10	0.19	0.45	0.64	(0.09)	—	(0.09)	8.65	8.12	36,970	1.47		1.87		2.33		63
Year ended 10/31/15	10.35	0.16	(1.92)	(1.76)	(0.37)	(0.12)	(0.49)	8.10	(17.50)	122	1.47		7.64		1.77		105
Year ended 10/31/14(d)	10.00	0.18	0.17	0.35	—	—	—	10.35	3.50	155	1.46	(f)	10.06	(f)	1.94	(f)	38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,281, $152, $26, $2,262, $127 and $37,451 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized

16                         Invesco Low Volatility Emerging Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,102.60	$7.61	$1,017.55	$7.30	1.46%
C	1,000.00	1,098.40	11.50	1,013.84	11.04	2.21
R	1,000.00	1,100.10	8.90	1,016.31	8.55	1.71
Y	1,000.00	1,103.50	6.31	1,018.79	6.06	1.21
R5	1,000.00	1,103.50	6.31	1,018.79	6.06	1.21
R6	1,000.00	1,103.70	6.31	1,018.79	6.06	1.21

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.93, $10.82, $8.23, $5.63, $5.63 and $5.63 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.66, $10.39, $7.90, $5.41, $5.41 and $5.41for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco Low Volatility Emerging Markets Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Low Volatility Emerging Markets Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	4,668,788	224,075	35,127	25,061
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	4,528,927	359,792	39,271	25,061

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Low Volatility Emerging Markets Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                    LVEM-SAR-1            06152017       0855

Semiannual Report to Shareholders	April 30, 2017

Invesco Macro Allocation Strategy Fund
Nasdaq:
A: GMSDX ∎ C: GMSEX ∎ R: GMSJX ∎ Y: GMSHX ∎ R5: GMSKX ∎ R6: GMSLX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
7	Consolidated Financial Statements
9	Notes to Consolidated Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.99%

Class C Shares	2.69

Class R Shares	2.89

Class Y Shares	3.05

Class R5 Shares	3.17

Class R6 Shares	3.17

Bloomberg Barclays 3-Month Treasury Bellwether Index▼ (Broad Market/Style-Specific Index)	0.23
Lipper Absolute Return Funds Index∎ (Peer Group Index)	3.31
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Bloomberg Barclays 3-Month Treasury Bellwether Index measures the performance of Treasury bills with maturities of less than three months.

    The Lipper Absolute Return Funds Index is an unmanaged index considered representative of absolute return funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Macro Allocation Strategy Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception	2.65%
1 Year	1.70

Class C Shares
Inception	3.17%
1 Year	5.94

Class R Shares
Inception	3.71%
1 Year	7.39

Class Y Shares
Inception (9/26/12)	4.20%
1 Year	7.87

Class R5 Shares
Inception	4.22%
1 Year	7.99

Class R6 Shares
Inception	4.20%
1 Year	8.00

On August 28, 2013, Class H1 shares converted to Class Y shares.

    Class A shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

    Class C shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

    Class R shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

    Class R5 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

    Class R6 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception	2.60%
1 Year	3.76

Class C Shares
Inception	3.15%
1 Year	8.13

Class R Shares
Inception	3.68%
1 Year	9.60

Class Y Shares
Inception (9/26/12)	4.20%
1 Year	10.21

Class R5 Shares
Inception	4.20%
1 Year	10.21

Class R6 Shares
Inception	4.18%
1 Year	10.22

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.45%, 2.20%, 1.70%, 1.20%, 1.20% and 1.20%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.87%, 2.62%, 2.12%, 1.62%, 1.51% and 1.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Macro Allocation Strategy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Macro Allocation Strategy Fund

Consolidated Schedule of Investments

April 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–37.67%
U.S. Treasury Bills–19.62%(a)
U.S. Treasury Bills(b)	0.47%	06/22/2017	$2,430,000	$2,427,560
U.S. Treasury Bills	0.60%	07/27/2017	1,640,000	1,636,889
U.S. Treasury Bills(b)	0.57%	08/17/2017	4,000,000	3,990,459
				8,054,908

U.S. Treasury Notes–18.05%(c)
U.S. Treasury Floating Rate Notes(b)	1.09%	01/31/2018	1,410,000	1,412,879
U.S. Treasury Floating Rate Notes	1.01%	04/30/2018	3,075,000	3,080,553
U.S. Treasury Floating Rate Notes	1.00%	07/31/2018	2,910,000	2,916,190
				7,409,622
Total U.S. Treasury Securities (Cost $15,454,197)				15,464,530

			Shares
Money Market Funds–58.61%
Government & Agency Portfolio–Institutional Class, 0.67%(d)			10,734,925	10,734,925
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class, 1.00%(d)			6,173,917	6,173,917
Treasury Portfolio–Institutional Class, 0.63%(d)			7,156,617	7,156,617
Total Money Market Funds (Cost $24,065,459)				24,065,459
TOTAL INVESTMENTS–96.28% (Cost $39,519,656)				39,529,989
OTHER ASSETS LESS LIABILITIES–3.72%				1,528,092
NET ASSETS–100.00%				$41,058,081

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	8	November-2017	$423,360	$(8,829)
Coffee	Long	7	July-2017	350,175	(22,734)
Corn	Short	16	July-2017	(293,200)	9,147
Cotton No.2	Long	29	December-2017	1,081,990	17,315
Gas Oil	Long	12	December-2017	562,800	(39,861)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	11	June-2017	715,222	(81,890)
Heating Oil	Long	8	June-2017	506,419	(47,276)
Lean Hogs	Short	10	December-2017	(246,800)	4,723
Silver	Long	12	July-2017	1,035,720	(55,210)
Soybean Oil	Short	6	December-2017	95,625	(73)
Soybeans	Long	2	July-2017	(115,848)	(9,498)
Wheat	Short	16	July-2017	(345,800)	5,544
WTI Crude	Long	8	October-2017	402,320	(11,884)
Subtotal — Commodity Risk					$(240,526)
Dow Jones EURO STOXX 50 Index	Long	116	June-2017	$4,432,667	$206,192
E-Mini S&P 500 Index	Long	38	June-2017	4,522,950	36,512
FTSE 100 Index	Long	47	June-2017	4,361,651	(68,417)
Hang Seng Index	Long	29	May-2017	4,578,506	56,264
Russell 2000 Index Mini	Long	45	June-2017	3,146,400	76,930
Tokyo Stock Price Index	Long	34	June-2017	4,666,517	(16,549)
Subtotal — Equity Risk					$290,932

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro Allocation Strategy Fund

Open Futures Contracts–(continued)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bonds	Long	46	June-2017	$4,468,449	$64,418
Canada 10 Year Bonds	Long	13	June-2017	1,328,997	13,819
Euro Bonds	Long	16	June-2017	2,819,631	(8,947)
Japan Mini-10 Year Bonds	Long	8	June-2017	1,083,866	5,016
Long Gilt	Long	27	June-2017	4,485,653	45,812
U.S. Treasury Long Bonds	Long	4	June-2017	611,875	11,553
Subtotal — Interest Rate Risk					$131,671
Total Futures Contracts					$182,077

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30%	360	March-2018	$361,985	$(2,164)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index (Copper)	0.33	1,600	October-2017	728,314	21,112
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	4,000	January-2018	533,636	39,015
Goldman Sachs International	Receive	Enhanced Strategy A141 on the S&P GSCI Sugar Excess Return Index	0.37	2,440	March-2018	607,546	(18,178)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	4,570	October-2017	479,556	(3,454)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	3,970	June-2017	648,188	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	19,500	August-2017	1,009,695	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	9,650	October-2017	1,008,796	523
Total Swap Agreements — Commodity Risk							$36,854

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Target Risk Allocation and Notional Asset Weights

By asset class, based on Net Assets as of April 30, 2017

Asset Class	Risk Allocation*	% of Total Net Assets**
Equities	77.85%	62.51%
Fixed Income	0.42	36.41
Commodities	21.73	24.56
Total	100.00	123.48

*	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
**	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Allocations. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $15,454,197)	$15,464,530
Investments in affiliated money market funds, at value and cost	24,065,459
Total investments, at value (Cost $39,519,656)	39,529,989
Receivable for:
Deposits with brokers — swap agreements	390,000
Fund shares sold	1,211,701
Dividends and interest	27,809
Fund expenses absorbed	42,713
Swaps receivable — OTC	29,685
Investment for trustee deferred compensation and retirement plans	14,978
Unrealized appreciation on swap agreements — OTC	60,650
Other assets	57,913
Total assets	41,365,438

Liabilities:
Payable for:
Fund shares reacquired	121,380
Swaps payable — OTC	921
Variation margin — futures	66,608
Accrued fees to affiliates	15,992
Accrued trustees’ and officers’ fees and benefits	1,913
Accrued other operating expenses	60,751
Trustee deferred compensation and retirement plans	15,996
Unrealized depreciation on swap agreements — OTC	23,796
Total liabilities	307,357
Net assets applicable to shares outstanding	$41,058,081

Net assets consist of:
Shares of beneficial interest	$42,224,717
Undistributed net investment income (loss)	(193,454)
Undistributed net realized gain (loss)	(1,202,446)
Net unrealized appreciation	229,264
$41,058,081

Net Assets:
Class A	$4,873,328
Class C	$6,549,266
Class R	$50,469
Class Y	$29,290,846
Class R5	$8,859
Class R6	$285,313

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	525,247
Class C	705,789
Class R	5,428
Class Y	3,148,466
Class R5	952
Class R6	30,696
Class A:
Net asset value per share	$9.28
Maximum offering price per share
(Net asset value of $9.28 ÷ 94.50%)	$9.82
Class C:
Net asset value and offering price per share	$9.28
Class R:
Net asset value and offering price per share	$9.30
Class Y:
Net asset value and offering price per share	$9.30
Class R5:
Net asset value and offering price per share	$9.31
Class R6:
Net asset value and offering price per share	$9.29

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$64,372
Interest	58,166
Total investment income	122,538

Expenses:
Advisory fees	273,067
Administrative services fees	24,795
Custodian fees	4,062
Distribution fees:
Class A	6,843
Class C	34,296
Class R	108
Transfer agent fees — A, C, R and Y	25,295
Transfer agent fees — R5	2
Transfer agent fees — R6	68
Trustees’ and officers’ fees and benefits	8,174
Registration and filing fees	54,117
Reports to shareholders	12,598
Professional services fees	40,534
Other	9,593
Total expenses	493,552
Less: Fees waived and expenses reimbursed	(193,309)
Net expenses	300,243
Net investment income (loss)	(177,705)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	15,381
Foreign currencies	(4,294)
Futures contracts	1,780,800
Swap agreements	(32,833)
1,759,054
Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,937)
Futures contracts	(99,554)
Swap agreements	69,208
(42,283)
Net realized and unrealized gain	1,716,771
Net increase in net assets resulting from operations	$1,539,066

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(177,705)	$(955,375)
Net realized gain	1,759,054	11,224,512
Change in net unrealized appreciation (depreciation)	(42,283)	(3,205,189)
Net increase in net assets resulting from operations	1,539,066	7,063,948

Distributions to shareholders from net investment income:
Class A	(772,744)	(166,666)
Class C	(831,705)	(98,610)
Class R	(5,116)	(476)
Class Y	(4,694,776)	(1,082,051)
Class R5	(1,244)	(236)
Class R6	(30,239)	(2,605,719)
Total distributions from net investment income	(6,335,824)	(3,953,758)

Share transactions–net:
Class A	(396,656)	(1,863,678)
Class C	(346,755)	(1,087,693)
Class R	12,726	15,171
Class Y	(5,197,093)	(11,607,532)
Class R6	73,069	(100,961,921)
Net increase (decrease) in net assets resulting from share transactions	(5,854,709)	(115,505,653)
Net increase (decrease) in net assets	(10,651,467)	(112,395,463)

Net assets:
Beginning of period	51,709,548	164,105,011
End of period (includes undistributed net investment income (loss) of $(193,454) and $6,320,075, respectively)	$41,058,081	$51,709,548

Notes to Consolidated Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Macro Allocation Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect

9                         Invesco Macro Allocation Strategy Fund

appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Macro Allocation Strategy Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

11                         Invesco Macro Allocation Strategy Fund

received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts

12                         Invesco Macro Allocation Strategy Fund

to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

N.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
O.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective January 1, 2017, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.10%
Next $250 million	1.08%
Next $500 million	1.05%
Next $1.5 billion	1.03%
Next $2.5 billion	1.00%
Next $2.5 billion	0.98%
Next $2.5 billion	0.95%
Over $10 billion	0.93%

Prior to January 1, 2017, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 1.26%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub- advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.65%, 2.40%, 1.90%, 1.40%, 1.40% and 1.40%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $167,944 and reimbursed class level expenses of $3,209, $4,021, $25, $18,040, $2 and $68 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

13                         Invesco Macro Allocation Strategy Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $814 in front-end sales commissions from the sale of Class A shares and $72 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$15,464,530	$—	$15,464,530
Money Market Funds	24,065,459	—	—	24,065,459
	24,065,459	15,464,530	—	39,529,989
Futures Contracts*	182,077	—	—	182,077
Swap Agreements*	—	36,854	—	36,854
Total Investments	$24,247,536	$15,501,384	$—	$39,748,920

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

14                         Invesco Macro Allocation Strategy Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$36,729	$375,898	$140,618	$553,245
Unrealized appreciation on swap agreements — OTC	60,650	—	—	60,650
Total Derivative Assets	97,379	375,898	140,618	613,895
Derivatives not subject to master netting agreements	(36,729)	(375,898)	(140,618)	(553,245)
Total Derivative Assets subject to master netting agreements	$60,650	$—	$—	$60,650

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(277,255)	$(84,966)	$(8,947)	$(371,168)
Unrealized depreciation on swap agreements — OTC	(23,796)	—	—	(23,796)
Total Derivative Liabilities	(301,051)	(84,966)	(8,947)	(394,964)
Derivatives not subject to master netting agreements	277,255	84,966	8,947	371,168
Total Derivative Liabilities subject to master netting agreements	$(23,796)	$—	$—	$(23,796)

(a)	Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral
	Swap	Swap	Net Value of	(Received)/Pledged		Net
Counterparty	Agreements	Agreements	Derivatives	Non-Cash	Cash	Amount
Subsidiary
Barclays Bank PLC	$60,135	$(2,361)	$57,774	$—	$—	$57,774
Goldman Sachs International	39	(18,362)	(18,323)	—	18,323	—
JPMorgan Chase Bank, N.A.	36	(3,492)	(3,456)	—	3,456	—
Merrill Lynch International	29,602	(376)	29,226	—	—	29,226
Morgan Stanley Capital Services LLC	523	(126)	397	—	—	397
Total	$90,335	$(24,717)	$65,618	$—	$21,779	$87,397

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(435,911)	$2,493,903	$(277,192)	$1,780,800
Swap agreements	(32,833)	—	—	(32,833)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(433,794)	93,014	241,226	(99,554)
Swap agreements	69,208	—	—	69,208
Total	$(833,330)	$2,586,917	$(35,966)	$1,717,621

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$40,988,520	$5,330,416

15                         Invesco Macro Allocation Strategy Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016 as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,234,231	$463,637	$2,697,868

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $0 and $5,014,049, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,870
Aggregate unrealized (depreciation) of investment securities	(2,647)
Net unrealized appreciation of investment securities	$10,223

Cost of investments for tax purposes is $39,519,766.

16                         Invesco Macro Allocation Strategy Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	183,569	$1,759,493	129,199	$1,279,591
Class C	134,397	1,251,854	315,795	3,058,442
Class R	948	8,800	1,530	14,874
Class Y	1,647,992	15,375,514	2,456,126	24,345,778
Class R6	16,763	155,851	373,114	3,591,990

Issued as reinvestment of dividends:
Class A	75,549	698,068	16,934	161,717
Class C	68,885	638,566	9,852	94,186
Class R	423	3,926	31	297
Class Y	392,090	3,630,752	82,229	786,117
Class R6	3,135	28,995	272,540	2,605,482

Reacquired:
Class A	(305,701)	(2,854,217)	(339,177)	(3,304,986)
Class C	(236,464)	(2,237,175)	(434,039)	(4,240,321)
Class Y	(2,585,104)	(24,203,359)	(3,749,930)	(36,739,427)
Class R6(b)	(11,960)	(111,777)	(10,975,099)	(107,159,393)
Net increase (decrease) in share activity	(615,478)	$(5,854,709)	(11,840,895)	$(115,505,653)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	On February 18, 2016, 10,015,047 Class R6 shares valued at $97,847,008 were redeemed by affiliated mutual funds.

17                         Invesco Macro Allocation Strategy Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$10.26	$(0.04)	$0.34	$0.30	$(1.28)	$—	$(1.28)	$9.28	2.99%	$4,873	1.44	%(d)	2.33	%(d)	(0.88	)%(d)	0%
Year ended 10/31/16	9.70	(0.13)	0.91	0.78	(0.22)	—	(0.22)	10.26	8.21	5,865	1.63		2.19		(1.31)		75
Year ended 10/31/15	10.02	(0.16)	0.18	0.02	(0.15)	(0.19)	(0.34)	9.70	0.18	7,418	1.70	(e)	2.03	(e)	(1.64	)(e)	0
Year ended 10/31/14	10.78	(0.17)	0.09	(0.08)	—	(0.68)	(0.68)	10.02	(0.64)	6,996	1.73		2.06		(1.68)		0
Year ended 10/31/13(f)	10.52	(0.04)	0.30	0.26	—	—	—	10.78	2.47	607	1.99	(g)	2.04	(g)	(1.92	)(g)	0
Class C
Six months ended 04/30/17	10.20	(0.08)	0.35	0.27	(1.19)	—	(1.19)	9.28	2.69	6,549	2.19	(d)	3.08	(d)	(1.63	)(d)	0
Year ended 10/31/16	9.62	(0.20)	0.90	0.70	(0.12)	—	(0.12)	10.20	7.41	7,540	2.38		2.94		(2.06)		75
Year ended 10/31/15	9.94	(0.24)	0.18	(0.06)	(0.07)	(0.19)	(0.26)	9.62	(0.63)	8,155	2.45	(e)	2.78	(e)	(2.39	)(e)	0
Year ended 10/31/14	10.78	(0.24)	0.08	(0.16)	—	(0.68)	(0.68)	9.94	(1.42)	12,136	2.48		2.81		(2.43)		0
Year ended 10/31/13(f)	10.52	(0.05)	0.31	0.26	—	—	—	10.78	2.47	818	2.74	(g)	2.79	(g)	(2.67	)(g)	0
Class R
Six months ended 04/30/17	10.25	(0.05)	0.35	0.30	(1.25)	—	(1.25)	9.30	2.89	50	1.69	(d)	2.58	(d)	(1.13	)(d)	0
Year ended 10/31/16	9.69	(0.15)	0.90	0.75	(0.19)	—	(0.19)	10.25	7.86	42	1.88		2.44		(1.56)		75
Year ended 10/31/15	10.00	(0.19)	0.20	0.01	(0.13)	(0.19)	(0.32)	9.69	0.00	24	1.95	(e)	2.28	(e)	(1.89	)(e)	0
Year ended 10/31/14	10.78	(0.19)	0.09	(0.10)	—	(0.68)	(0.68)	10.00	(0.83)	24	1.98		2.31		(1.93)		0
Year ended 10/31/13(f)	10.52	(0.04)	0.30	0.26	—	—	—	10.78	2.47	10	2.24	(g)	2.29	(g)	(2.17	)(g)	0
Class Y
Six months ended 04/30/17	10.29	(0.03)	0.35	0.32	(1.31)	—	(1.31)	9.30	3.16	29,291	1.19	(d)	2.08	(d)	(0.63	)(d)	0
Year ended 10/31/16	9.73	(0.10)	0.91	0.81	(0.25)	—	(0.25)	10.29	8.51	38,019	1.38		1.94		(1.06)		75
Year ended 10/31/15	10.05	(0.14)	0.19	0.05	(0.18)	(0.19)	(0.37)	9.73	0.44	47,740	1.45	(e)	1.78	(e)	(1.39	)(e)	0
Year ended 10/31/14	10.79	(0.14)	0.08	(0.06)	—	(0.68)	(0.68)	10.05	(0.44)	36,645	1.48		1.81		(1.43)		0
Year ended 10/31/13	9.91	(0.19)	1.07	0.88	—	—	—	10.79	8.88	6,972	1.82		1.87		(1.75)		0
Year ended 10/31/12(f)	10.00	(0.02)	(0.07)	(0.09)	—	—	—	9.91	(0.90)	10,017	2.00	(g)	6.69	(g)	(1.87	)(g)	0
Class R5
Six months ended 04/30/17	10.30	(0.03)	0.35	0.32	(1.31)	—	(1.31)	9.31	3.17	9	1.19	(d)	2.01	(d)	(0.63	)(d)	0
Year ended 10/31/16	9.74	(0.10)	0.91	0.81	(0.25)	—	(0.25)	10.30	8.50	10	1.38		1.83		(1.06)		75
Year ended 10/31/15	10.06	(0.14)	0.19	0.05	(0.18)	(0.19)	(0.37)	9.74	0.44	9	1.45	(e)	1.65	(e)	(1.39	)(e)	0
Year ended 10/31/14	10.79	(0.14)	0.09	(0.05)	—	(0.68)	(0.68)	10.06	(0.34)	10	1.48		1.69		(1.43)		0
Year ended 10/31/13(f)	10.52	(0.03)	0.30	0.27	—	—	—	10.79	2.57	10	1.75	(g)	1.80	(g)	(1.68	)(g)	0
Class R6
Six months ended 04/30/17	10.29	(0.03)	0.34	0.31	(1.31)	—	(1.31)	9.29	3.06	285	1.19	(d)	2.01	(d)	(0.63	)(d)	0
Year ended 10/31/16	9.73	(0.10)	0.91	0.81	(0.25)	—	(0.25)	10.29	8.51	234	1.38		1.83		(1.06)		75
Year ended 10/31/15	10.05	(0.14)	0.19	0.05	(0.18)	(0.19)	(0.37)	9.73	0.44	100,759	1.45	(e)	1.65	(e)	(1.39	)(e)	0
Year ended 10/31/14	10.80	(0.14)	0.07	(0.07)	—	(0.68)	(0.68)	10.05	(0.53)	112,019	1.48		1.69		(1.43)		0
Year ended 10/31/13(f)	10.52	(0.03)	0.31	0.28	—	—	—	10.80	2.66	109,848	1.71	(g)	1.76	(g)	(1.64	)(g)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,520, $6,916, $43, $31,025, $9 and $289 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying finds and are deducted from the value of the funds your Funds invests in. The effect of the estimated Underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.11%.
(f)	Commencement date of September 26, 2012 for Class Y shares and August 28, 2013 for Class A, Class C, Class R, Class R5 and Class R6 shares, respectively.
(g)	Annualized.

18                         Invesco Macro Allocation Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,029.90	$7.25	$1,017.65	$7.20	1.44%
C	1,000.00	1,026.90	11.01	1,013.93	10.94	2.19
R	1,000.00	1,028.90	8.50	1,016.41	8.45	1.69
Y	1,000.00	1,030.50	5.99	1,018.89	5.96	1.19
R5	1,000.00	1,031.70	5.99	1,018.89	5.96	1.19
R6	1,000.00	1,031.70	5.99	1,018.89	5.96	1.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19%, and 1.19% of average daily net assets, respectively. The annualized ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.38%, 2.13%, 1.63%, 1.13%, 1.13% and 1.13%, for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.95, $10.70, $8.20, $5.69, $5.69 and $5.69 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.90, $10.64, $8.15, $5.66, $5.66 and $5.66 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

19                         Invesco Macro Allocation Strategy Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Macro Allocation Strategy Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

5(a)	Approve changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	2,398,268	122,707	51,728	990,330
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	2,456,662	59,811	56,230	990,330
5(a)	Approve changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.	2,389,601	116,035	67,068	990,329

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

20                         Invesco Macro Allocation Strategy Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338 Invesco Distributors, Inc. MAS-SAR-1 06132017 1445

Semiannual Report to Shareholders	April 30, 2017

Invesco MLP Fund
Nasdaq:
A: ILPAX ∎ C: ILPCX ∎ R: ILPRX ∎ Y: ILPYX ∎ R5: ILPFX ∎ R6: ILPQX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
20	Fund Expenses
21	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.42%
Class C Shares	8.01
Class R Shares	8.28
Class Y Shares	8.54
Class R5 Shares	8.55
Class R6 Shares	8.55
S&P 500 Index▼ (Broad Market Index)	13.32
Alerian MLP Index▼ (Style-Specific Index)	9.59
Lipper Energy MLP Funds Index∎ (Peer Group Index)	7.93
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

    The Lipper Energy MLP Funds Index is an unmanaged index considered representative of energy MLP funds tracked by Lipper.

     The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco MLP Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (8/29/14)	-13.17%
1 Year	7.08

Class C Shares
Inception (8/29/14)	-12.01%
1 Year	11.51

Class R Shares
Inception (8/29/14)	-11.53%
1 Year	13.08

Class Y Shares
Inception (8/29/14)	-11.05%
1 Year	13.83

Class R5 Shares
Inception (8/29/14)	-11.10%
1 Year	13.65

Class R6 Shares
Inception (8/29/14)	-11.10%
1 Year	13.65

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.98%, 2.73%, 2.23%, 1.73%, 1.73% and 1.73%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 5.45%, 6.20%, 5.70%, 5.20%, 5.14% and 5.14%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/29/14)	-12.78%
1 Year	22.82

Class C Shares
Inception (8/29/14)	-11.58%
1 Year	28.03

Class R Shares
Inception (8/29/14)	-11.08%
1 Year	29.65

Class Y Shares
Inception (8/29/14)	-10.63%
1 Year	30.31

Class R5 Shares
Inception (8/29/14)	-10.63%
1 Year	30.31

Class R6 Shares
Inception (8/29/14)	-10.63%
1 Year	30.31

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco MLP Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco MLP Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Units	Value
Master Limited Partnerships–94.11%
Gathering & Processing MLP–12.85%
Antero Midstream Partners L.P.	7,117	$242,120
DCP Midstream, L.P.	5,294	200,590
Enable Midstream Partners, L.P.	3,415	55,699
EnLink Midstream Partners, L.P.	16,268	288,757
EQT Midstream Partners L.P.	2,724	212,581
Rice Midstream Partners L.P.	9,678	244,079
Western Gas Partners, L.P.	6,357	373,219
		1,617,045

General Partner (MLP)–0.47%
Energy Transfer Equity, L.P.	3,159	58,947

Marine–1.53%
GasLog Partners L.P. (Monaco)	8,072	192,517

Natural Gas Pipelines & Storage–8.44%
Boardwalk Pipeline Partners, L.P.	20,603	373,738
Cheniere Energy Partners, L.P.	5,701	181,007
Spectra Energy Partners, L.P.	2,025	91,429
Tallgrass Energy Partners L.P.	6,204	318,265
TC Pipelines, L.P.	1,618	97,938
		1,062,377

Pipelines & Midstream Diversified–31.20%
Enbridge Energy Partners, L.P.	9,410	181,989
Enterprise Products Partners L.P.	74,344	2,031,078
ONEOK Partners, L.P.	7,525	387,237
Plains All American Pipeline, L.P.	26,520	775,710
Williams Partners L.P.	13,462	551,000
		3,927,014

Refined Products Pipelines & Terminals–37.79%
Buckeye Partners, L.P.	5,872	406,225
Genesis Energy, L.P.	2,112	66,190
Magellan Midstream Partners, L.P.	10,824	804,223

	Units	Value
Refined Products Pipelines & Terminals–(continued)
MPLX L.P.	23,977	$844,710
NGL Energy Partners L.P.	6,097	97,552
NuStar Energy L.P.	2,550	122,834
PBF Logistics L.P.	7,429	153,780
Phillips 66 Partners L.P.	4,806	253,180
Sunoco Logistics Partners L.P.	65,930	1,578,364
Tesoro Logistics L.P.	7,815	428,731
		4,755,789

Refinery Logistics–1.83%
Shell Midstream Partners, L.P.	7,176	229,847
Total Master Limited Partnerships (Cost $10,891,712)		11,843,536

	Shares
Common Stocks–3.96%
Gathering & Processing–1.90%
Targa Resources Corp.	4,327	238,547

General Partner (C-Corp.)–2.06%
Kinder Morgan, Inc.	10,344	213,397
ONEOK, Inc.	867	45,613
		259,010
Total Common Stocks (Cost $526,928)		497,557

Money Market Funds–1.83%
Government & Agency Portfolio– Institutional Class, 0.67%(a)	138,169	138,169
Treasury Portfolio–Institutional Class, 0.63%(a)	92,113	92,113
Total Money Market Funds (Cost $230,282)		230,282
TOTAL INVESTMENTS–99.90% (Cost $11,648,922)		12,571,375
OTHER ASSETS LESS LIABILITIES–0.10%		12,954
NET ASSETS–100.00%		$12,584,329

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By MLP Sector, based on Net Assets

as of April 30, 2017

Refined Products Pipelines & Terminals	37.8%
Pipelines & Midstream Diversified	31.2
Gathering & Processing MLP	12.9
Natural Gas Pipelines & Storage	8.4
General Partner (C-Corp.)	2.1
Gathering & Processing	1.9
Refinery Logistics	1.8
Marine	1.5
General Partner (MLP)	0.5
Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco MLP Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $11,418,640)	$12,341,093
Investments in affiliated money market funds, at value and cost	230,282
Total investments, at value (Cost $11,648,922)	12,571,375
Receivable for:
Fund shares sold	116,684
Dividends	91,626
Fund expenses absorbed	147,348
Deferred tax asset, net	0
Other assets	31,169
Total assets	12,958,202

Liabilities:
Payable for:
Investments purchased	129,665
Fund shares reacquired	14,784
Accrued fees to affiliates	12,611
Accrued trustees’ and officers’ fees and benefits	2,121
Accrued other operating expenses	214,692
Total liabilities	373,873
Net assets applicable to shares outstanding	$12,584,329

Net assets consist of:
Shares of beneficial interest	$14,373,559
Undistributed net investment income (loss), net of taxes	(1,067,414)
Undistributed net realized gain (loss), net of taxes	(1,644,269)
Net unrealized appreciation, net of taxes	922,453
$12,584,329

Net Assets:
Class A	$5,295,829
Class C	$1,366,775
Class R	$268,598
Class Y	$5,640,307
Class R5	$6,410
Class R6	$6,410

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	827,190
Class C	213,847
Class R	41,958
Class Y	880,634
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$6.40
Maximum offering price per share
(Net asset value of $6.40 ÷ 94.50%)	$6.77
Class C:
Net asset value and offering price per share	$6.39
Class R:
Net asset value and offering price per share	$6.40
Class Y:
Net asset value and offering price per share	$6.40
Class R5:
Net asset value and offering price per share	$6.40
Class R6:
Net asset value and offering price per share	$6.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco MLP Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of return of capital distributions of $351,754)	$22,486
Dividends from affiliated money market funds	418
Total investment income	22,904

Expenses:
Advisory fees	55,378
Administrative services fees	24,794
Custodian fees	5,001
Distribution fees:
Class A	6,180
Class C	6,273
Class R	689
Transfer agent fees — A, C, R and Y	10,651
Transfer agent fees — R5	3
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	8,536
Registration and filing fees	38,651
Reports to shareholders	6,981
Professional services fees	94,274
C Corp tax expense	2,072
Other	6,000
Total expenses, before waivers and taxes	265,486
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(189,930)
Net expenses, before taxes	75,556
Net investment income (loss), before taxes	(52,652)
Net tax expense (benefit)	0
Net investment income (loss), before taxes	(52,652)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	110,540
Net tax expense (benefit)	0
Net realized gain, net of taxes	110,540
Change in net unrealized appreciation of:
Investment securities	690,447
Net tax expense (benefit)	0
Net change in net unrealized appreciation of investment securities, net of taxes	690,447
Net realized and unrealized gain, net of taxes	800,987
Net increase in net assets resulting from operations	$748,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco MLP Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss), net of taxes	$(52,652)	$(80,805)
Net realized gain (loss), net of taxes	110,540	(575,663)
Change in net unrealized appreciation, net of taxes	690,447	1,016,948
Net increase in net assets resulting from operations	748,335	360,480

Return of Capital:
Class A	(130,169)	(182,591)
Class C	(27,964)	(25,040)
Class R	(6,784)	(8,321)
Class Y	(124,459)	(163,922)
Class R5	(175)	(358)
Class R6	(175)	(358)
Total return of capital	(289,726)	(380,590)

Share transactions–net:
Class A	1,022,390	1,616,085
Class C	34,491	1,089,108
Class R	13,563	176,423
Class Y	1,923,863	1,433,308
Net increase in net assets resulting from share transactions	2,994,307	4,314,924
Net increase in net assets	3,452,916	4,294,814

Net assets:
Beginning of period	9,131,413	4,836,599
End of period (includes undistributed net investment income (loss), net of taxes of $(1,067,414) and $(725,036), respectively)	$12,584,329	$9,131,413

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco MLP Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is capital appreciation and secondarily income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not

8                         Invesco MLP Fund

listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

9                         Invesco MLP Fund

E.	Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.	Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.	Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. The Fund may also be subject to a federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year ordinary income or capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance.

The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10                         Invesco MLP Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1.0 billion	1.00%
Next $1.5 billion	0.95%
Next $2.0 billion	0.93%
Next $3.5 billion	0.91%
Over $8 billion	0.90%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 1.00%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, The Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees and reimbursed fund level expenses of $179,273 and reimbursed class level expenses of $4,687, $1,189, $261, $4,350, $3 and $3 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $1,466 in front-end sales commissions from the sale of Class A shares and $8 from Class C shares for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2017, the Fund incurred $7 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco MLP Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $164.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

Total taxes have been computed by applying the federal statutory tax rate of 34% plus a blended state and other tax rate of 2.73%. The Fund applied this rate to net investment income (loss) and realized and unrealized gains on investments before taxes in computing its total tax expense (benefit).

The provision for taxes differs from the amount derived from applying the statutory tax rate to net investment income (loss) and realized and unrealized gains before taxes at period-end as follows:

Provision at statutory rates	$254,434	34.00%
State and other taxes, net of federal tax benefit	13,364	1.79
Permanent differences, current period	(1,926)	(0.26)
Valuation allowance	(265,872)	(35.53)
Total	$0	0%

Components of the Fund’s Net Deferred Tax Asset at Period-End:

Deferred Tax Assets:
Net operating loss carryforward	$352,881
Capital loss carryforward	226,572
Total Deferred Tax Assets	579,453
Valuation allowance	(333,905)
Net Deferred Tax Asset	245,548

Deferred Tax Liabilities:
Unrealized gains/losses on investment securities	(245,548)
Deferred Tax Asset, Net	$0

12                         Invesco MLP Fund

The Fund has a capital loss carryforward as of October 31, 2016, of $1,049,767. Capital losses may be carried forward for 5 years and accordingly, would begin to expire as of October 31, 2019.

The Fund has a federal net operating loss carryforward as of October 31, 2016, of $418,810, which begin to expire in 2034. As of October 31, 2016, the Fund has state net operating loss carryforward of approximately $413,628. If not utilized, these net operating losses will expire in various years through October 31, 2036. The amount of deferred tax asset for net operating losses and capital loss carryforwards at April 30, 2017 includes amounts for the period from November 1, 2016 through April 30, 2017.

At April 30, 2017, based on the net unrealized losses on the Fund’s investment securities, the Fund has recorded a valuation allowance to offset the DTA as the Fund has determined at April 30, 2017 based on historical evidence it is unlikely the DTA will be realized.

Tax Character of Distributions to Shareholders Paid During the Six Months Ended April 30, 2017 and the Fiscal Year Ended October 31, 2016:

	2017	2016
Return of capital	$289,726	$380,590

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $6,244,426 and $3,402,417, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$788,793
Aggregate unrealized (depreciation) of investment securities	(103,522)
Net unrealized appreciation of investment securities	$685,271

Cost of investments for tax purposes is $11,886,104.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	253,163	$1,628,346	320,430	$1,847,014
Class C	64,416	414,730	182,453	1,102,203
Class R	5,939	37,975	33,865	174,013
Class Y	512,506	3,331,286	292,748	1,626,732

Issued as reinvestment of dividends:
Class A	14,923	94,600	20,756	117,814
Class C	3,883	24,570	3,359	19,487
Class R	1,049	6,626	1,379	7,992
Class Y	10,417	66,210	11,016	63,540

Reacquired:
Class A	(108,995)	(700,556)	(58,763)	(348,743)
Class C	(66,453)	(404,809)	(5,647)	(32,582)
Class R	(4,739)	(31,038)	(944)	(5,582)
Class Y	(226,695)	(1,473,633)	(43,714)	(256,964)
Net increase in share activity	459,414	$2,994,307	756,938	$4,314,924

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliated of the Adviser.

13                         Invesco MLP Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended April 30, 2017		Years ended October 31,
			2016	2015	2014(a)
Net asset value, beginning of period	$6.06		$6.45	$9.35	$10.00
Net investment income (loss)(b)	(0.03)		(0.07)	(0.09)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.54		0.02	(2.51)	(0.64)
Total from investment operations	0.51		(0.05)	(2.60)	(0.65)
Less:
Return of capital	(0.17)		(0.34)	(0.30)	—
Net asset value, end of period	$6.40		$6.06	$6.45	$9.35
Total return(c)	8.42%		(0.14)%	(28.30)%	(6.50)%
Net assets, end of period (000’s omitted)	$5,296		$4,050	$2,489	$1,931
Portfolio turnover rate(d)	31%		57%	107%	5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.38	%(e)	1.50%	1.50%	1.49	%(f)
Tax expense (benefit)(g)	0	%(e)	0%	0%	0	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.38	%(e)	1.50%	1.50%	1.49	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	4.80	%(e)	4.75%	6.37%	72.56	%(f)
Ratio of net investment income (loss), before taxes	(0.97	)%(e)	(1.28)%	(1.16)%	(0.54	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.97	)%(e)	(1.28)%	(1.16)%	(0.54	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,985.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

14                         Invesco MLP Fund

NOTE 10—Financial Highlights—(continued)

	Class C
	Six months ended April 30, 2017		Years ended October 31,
			2016	2015	2014(a)
Net asset value, beginning of period	$6.05		$6.45	$9.34	$10.00
Net investment income (loss)(b)	(0.05)		(0.12)	(0.16)	(0.02)
Net gains (losses) on securities (both realized and unrealized)	0.53		0.02	(2.49)	(0.64)
Total from investment operations	0.48		(0.10)	(2.65)	(0.66)
Less:
Return of capital	(0.14)		(0.30)	(0.24)	—
Net asset value, end of period	$6.39		$6.05	$6.45	$9.34
Total return(c)	8.01%		(1.08)%	(28.78)%	(6.60)%
Net assets, end of period (000’s omitted)	$1,367		$1,283	$205	$1,713
Portfolio turnover rate(d)	31%		57%	107%	5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	2.13	%(e)	2.25%	2.25%	2.24	%(f)
Tax expense (benefit)(g)	0	%(e)	0%	0%	0	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	2.13	%(e)	2.25%	2.25%	2.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	5.55	%(e)	5.50%	7.12%	73.31	%(f)
Ratio of net investment income (loss), before taxes	(1.72	)%(e)	(2.03)%	(1.91)%	(1.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(1.72	)%(e)	(2.03)%	(1.91)%	(1.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,265.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

15                         Invesco MLP Fund

NOTE 10—Financial Highlights—(continued)

	Class R
	Six months ended April 30, 2017		Years ended October 31,
			2016	2015	2014(a)
Net asset value, beginning of period	$6.06		$6.45	$9.35	$10.00
Net investment income (loss)(b)	(0.04)		(0.09)	(0.11)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.54		0.03	(2.51)	(0.64)
Total from investment operations	0.50		(0.06)	(2.62)	(0.65)
Less:
Return of capital	(0.16)		(0.33)	(0.28)	—
Net asset value, end of period	$6.40		$6.06	$6.45	$9.35
Total return(c)	8.28%		(0.39)%	(28.48)%	(6.50)%
Net assets, end of period (000’s omitted)	$269		$241	$35	$21
Portfolio turnover rate(d)	31%		57%	107%	5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.63	%(e)	1.75%	1.75%	1.74	%(f)
Tax expense (benefit)(g)	0	%(e)	0%	0%	0	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.63	%(e)	1.75%	1.75%	1.74	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	5.05	%(e)	5.00%	6.62%	72.80	%(f)
Ratio of net investment income (loss), before taxes	(1.22	)%(e)	(1.53)%	(1.41)%	(0.79	)%(f)
Ratio of net investment income (loss), after taxes(h)	(1.22	)%(e)	(1.53)%	(1.41)%	(0.79	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $278.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

16                         Invesco MLP Fund

NOTE 10—Financial Highlights—(continued)

	Class Y
	Six months ended April 30, 2017		Years ended October 31,
			2016	2015	2014(a)
Net asset value, beginning of period	$6.07		$6.46	$9.36	$10.00
Net investment income (loss)(b)	(0.02)		(0.06)	(0.07)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.52		0.03	(2.51)	(0.63)
Total from investment operations	0.50		(0.03)	(2.58)	(0.64)
Less:
Return of capital	(0.17)		(0.36)	(0.32)	—
Net asset value, end of period	$6.40		$6.07	$6.46	$9.36
Total return(c)	8.37%		0.14%	(28.07)%	(6.40)%
Net assets, end of period (000’s omitted)	$5,640		$3,545	$2,094	$1,628
Portfolio turnover rate(d)	31%		57%	107%	5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.13	%(e)	1.25%	1.25%	1.24	%(f)
Tax expense (benefit)(g)	0	%(e)	0%	0%	0	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.13	%(e)	1.25%	1.25%	1.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	4.55	%(e)	4.50%	6.12%	72.31	%(f)
Ratio of net investment income (loss), before taxes	(0.72	)%(e)	(1.03)%	(0.91)%	(0.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.72	)%(e)	(1.03)%	(0.91)%	(0.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,627.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

17                         Invesco MLP Fund

NOTE 10—Financial Highlights—(continued)

	Class R5
	Six months ended April 30, 2017		Years ended October 31,
			2016	2015	2014(a)
Net asset value, beginning of period	$6.06		$6.46	$9.36	$10.00
Net investment income (loss)(b)	(0.02)		(0.06)	(0.07)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.53		0.02	(2.51)	(0.63)
Total from investment operations	0.51		(0.04)	(2.58)	(0.64)
Less:
Return of capital	(0.17)		(0.36)	(0.32)	—
Net asset value, end of period	$6.40		$6.06	$6.46	$9.36
Total return(c)	8.55%		(0.03)%	(28.07)%	(6.40)%
Net assets, end of period (000’s omitted)	$6		$6	$6	$9
Portfolio turnover rate(d)	31%		57%	107%	5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.13	%(e)	1.25%	1.25%	1.24	%(f)
Tax expense (benefit)(g)	0	%(e)	0%	0%	0	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.13	%(e)	1.25%	1.25%	1.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	4.46	%(e)	4.44%	6.10%	72.28	%(f)
Ratio of net investment income (loss), before taxes	(0.72	)%(e)	(1.03)%	(0.91)%	(0.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.72	)%(e)	(1.03)%	(0.91)%	(0.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

18                         Invesco MLP Fund

NOTE 10—Financial Highlights—(continued)

	Class R6
	Six months ended April 30, 2017		Years ended October 31,
			2016	2015	2014(a)
Net asset value, beginning of period	$6.06		$6.46	$9.36	$10.00
Net investment income (loss)(b)	(0.02)		(0.06)	(0.07)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.53		0.02	(2.51)	(0.63)
Total from investment operations	0.51		(0.04)	(2.58)	(0.64)
Less:
Return of capital	(0.17)		(0.36)	(0.32)	—
Net asset value, end of period	$6.40		$6.06	$6.46	$9.36
Total return(c)	8.55%		(0.03)%	(28.07)%	(6.40)%
Net assets, end of period (000’s omitted)	$6		$6	$6	$9
Portfolio turnover rate(d)	31%		57%	107%	5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.13	%(e)	1.25%	1.25%	1.24	%(f)
Tax expense (benefit)(g)	0	%(e)	0%	0%	0	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.13	%(e)	1.25%	1.25%	1.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	4.46	%(e)	4.44%	6.10%	72.23	%(f)
Ratio of net investment income (loss), before taxes	(0.72	)%(e)	(1.03)%	(0.91)%	(0.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.72	)%(e)	(1.03)%	(0.91)%	(0.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

19                         Invesco MLP Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,084.20	$7.13	$1,017.95	$6.90	1.38%
C	1,000.00	1,080.10	10.99	1,014.23	10.64	2.13
R	1,000.00	1,082.80	8.42	1,016.71	8.15	1.63
Y	1,000.00	1,085.40	5.84	1,019.19	5.66	1.13
R5	1,000.00	1,085.50	5.84	1,019.19	5.66	1.13
R6	1,000.00	1,085.50	5.84	1,019.19	5.66	1.13

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.28%, 2.03%, 1.53%, 1.03%, 1.03%, and 1.03% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.61, $10.47, $7.90, $5.33, $5.33 and $5.33 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.41, $10.14, $7.65, $5.16, $5.16 and $5.16 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

20                         Invesco MLP Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco MLP Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	706,398	28,466	10,340	303,676

The meeting was adjourned until April 11, 2017, with respect to the following proposal:

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	778,793	37,599	30,841	242,625

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

21                         Invesco MLP Fund

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Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                 MLP-SAR-1              06142017           0900

Semiannual Report to Shareholders	April 30, 2017

Invesco Multi-Asset Income Fund
Nasdaq:
A: PIAFX ∎ C: PICFX ∎ R: PIRFX ∎ Y: PIYFX ∎ R5: IPNFX ∎ R6: PIFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
20	Financial Statements
22	Notes to Financial Statements
32	Financial Highlights
33	Fund Expenses
35	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.11%
Class C Shares	5.72
Class R Shares	5.98
Class Y Shares	6.24
Class R5 Shares	6.24
Class R6 Shares	6.24
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	-0.67
Custom Invesco Multi-Asset Income Index⬛ (Style-Specific Index)	6.48
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	3.98
Source(s): ▼FactSet Research Systems Inc.; ⬛Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Custom Invesco Multi-Asset Income Index, created by Invesco to serve as a benchmark for Invesco Multi-Asset Income Fund, comprises the following indexes: the S&P 500 Index (50%) and the Bloomberg Barclays U.S. Universal Index (50%).

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Multi-Asset Income Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	5.88%
5 Years	5.45
1 Year	6.83

Class C Shares
Inception (12/14/11)	6.19%
5 Years	5.85
1 Year	11.23

Class R Shares
Inception (12/14/11)	6.73%
5 Years	6.39
1 Year	12.79

Class Y Shares
Inception (12/14/11)	7.25%
5 Years	6.90
1 Year	13.35

Class R5 Shares
Inception (12/14/11)	7.27%
5 Years	6.92
1 Year	13.35

Class R6 Shares
Inception	7.22%
5 Years	6.90
1 Year	13.35

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.85%, 1.60%, 1.10%, 0.60%,

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	5.68%
5 Years	5.61
1 Year	7.69

Class C Shares
Inception (12/14/11)	6.00%
5 Years	6.02
1 Year	12.05

Class R Shares
Inception (12/14/11)	6.54%
5 Years	6.55
1 Year	13.72

Class Y Shares
Inception (12/14/11)	7.06%
5 Years	7.06
1 Year	14.17

Class R5 Shares
Inception (12/14/11)	7.08%
5 Years	7.08
1 Year	14.28

Class R6 Shares
Inception	7.05%
5 Years	7.08
1 Year	14.28

0.60% and 0.60%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.14%, 1.89%, 1.39%, 0.89%, 0.76% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Multi-Asset Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Multi-Asset Income Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–42.30%
Aerospace & Defense–0.38%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$90,000	$90,337
7.50%, 03/15/2025(b)	88,000	91,740
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	191,000	201,505
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	130,000	135,200
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	45,000	46,463
6.50%, 05/15/2025	689,000	706,225
		1,271,470

Agricultural & Farm Machinery–0.11%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	359,000	369,770

Air Freight & Logistics–0.03%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	100,000	106,000

Airlines–0.06%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	175,000	199,316

Alternative Carriers–0.16%
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	227,000	234,945
5.38%, 05/01/2025	296,000	309,320
		544,265

Aluminum–0.25%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	600,000	658,713
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	161,000	170,660
		829,373

Apparel Retail–0.41%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	289,000	312,751
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	221,000	226,525
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	646,000	685,567
6.75%, 07/01/2036	30,000	29,138
6.88%, 11/01/2035	120,000	119,100
		1,373,081

	Principal Amount	Value
Asset Management & Custody Banks–0.22%
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	$687,000	$752,265

Auto Parts & Equipment–0.08%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	100,000	102,750
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	28,000	29,190
5.50%, 12/15/2024	140,000	143,150
		275,090

Automotive Retail–0.06%
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	211,000	216,803

Broadcasting–0.81%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	415,000	422,781
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	185,000	192,400
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	570,000	578,550
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	544,000	451,520
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	413,000	443,975
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	142,000	146,260
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	490,000	516,950
		2,752,436

Building Products–0.24%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	172,000	184,416
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	223,000	260,631
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 2/01/2021	191,000	197,685
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	159,000	160,193
		802,925

Cable & Satellite–1.88%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	800,000	852,000
Cablevision Systems Corp., Sr. Unsec. Notes, 8.00%, 04/15/2020	70,000	78,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Cable & Satellite–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	$1,155,000	$1,230,075
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	245,000	268,888
Sr. Unsec. Gtd. Notes,
6.63%, 10/15/2025(b)	200,000	219,000
Sr. Unsec. Notes,
10.13%, 01/15/2023(b)	200,000	232,750
10.88%, 10/15/2025(b)	226,000	272,612
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 11/15/2024	777,000	819,735
7.88%, 09/01/2019	436,000	485,595
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Sec. Gtd. First Lien Notes,
8.00%, 02/15/2024(b)	175,000	189,656
Sr. Unsec. Gtd. Global Notes,
7.25%, 04/01/2019	64,000	61,840
7.25%, 10/15/2020	140,000	131,600
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
5.38%, 04/15/2025(b)	336,000	346,080
5.38%, 07/15/2026(b)	319,000	328,570
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.00%, 01/15/2025(b)	200,000	208,628
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	400,000	422,000
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	200,000	211,500
		6,358,929
Casinos & Gaming–0.74%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	278,000	299,893
6.88%, 05/15/2023	220,000	238,150
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	195,260
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/2021	45,000	50,569
Sr. Unsec. Gtd. Notes,
4.63%, 09/01/2026	574,000	574,000
6.00%, 03/15/2023	230,000	250,700
7.75%, 03/15/2022	188,000	219,960
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	330,000	341,962
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	334,000	347,777
		2,518,271

	Principal Amount	Value
Commercial Printing–0.11%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	$371,000	$388,623

Commodity Chemicals–0.23%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	131,000	137,878
Tronox Finance LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/2020	204,000	207,825
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	403,000	428,187
		773,890

Communications Equipment–0.38%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	590,000	632,775
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Notes,
5.25%, 08/01/2026(b)	236,000	241,015
Sr. Unsec. Gtd. Global Notes,
7.63%, 06/15/2021	357,000	404,749
		1,278,539

Construction & Engineering–0.07%
AECOM, Sr. Unsec. Gtd. Notes, 5.13%, 03/15/2027(b)	221,000	221,829

Construction Machinery & Heavy Trucks–0.35%
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	213,000	215,396
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/2024	168,000	175,560
6.75%, 06/15/2021	160,000	166,600
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	330,000	346,088
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	259,000	266,770
		1,170,414

Consumer Finance–0.33%
Ally Financial Inc.,
Sr. Unsec. Global Notes,
5.13%, 09/30/2024	788,000	807,700
Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/2020	280,000	317,100
		1,124,800

Copper–0.26%
First Quantum Minerals Ltd. (Canada),
Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	290,000	301,600
7.25%, 04/01/2023(b)	200,000	203,750
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	405,000	361,462
		866,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Data Processing & Outsourced Services–0.31%
First Data Corp.,
Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	$125,000	$130,000
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	60,000	61,650
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	800,000	857,000
		1,048,650

Diversified Banks–0.35%
Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00%(c)	173,000	180,352
Citigroup Inc.,
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(c)	130,000	139,913
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	169,000	184,210
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	100,000	119,119
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	135,000	141,412
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	100,000	103,112
6.13%, 12/15/2022	285,000	307,707
		1,175,825

Diversified Chemicals–0.22%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	628,000	675,100
7.00%, 05/15/2025	70,000	77,175
		752,275

Diversified Metals & Mining–0.28%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	347,000	373,459
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes,
4.75%, 01/15/2022	291,000	302,276
Sr. Unsec. Notes,
6.13%, 10/01/2035	255,000	269,344
		945,079

Electric Utilities–0.48%
NextEra Energy Capital Holdings Inc., Jr. Unsec. Gtd. Sub. Investment Units, 5.00%, 01/15/2073	14,900	370,712
Series G, Jr. Unsec. Gtd. Sub. Investment Units, 5.70%, 03/01/2072	10,400	264,160
Series H, Jr. Unsec. Gtd. Sub. Investment Units, 5.63%, 06/15/2072	18,100	459,197
Series K, Jr. Unsec. Gtd. Sub. Investment Units, 5.25%, 06/01/2076	17,300	425,407

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	$84,000	$87,612
		1,607,088

Electrical Components & Equipment–0.24%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	369,000	379,147
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	99,000	100,485
5.00%, 10/01/2025(b)	309,000	317,498
		797,130

Environmental & Facilities Services–0.04%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	112,000	115,640
GFL Environmental Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.88%, 04/01/2020(b)	20,000	20,800
		136,440

Financial Exchanges & Data–0.11%
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	250,000	265,625
5.75%, 08/15/2025(b)	100,000	108,625
		374,250

Food Distributors–0.09%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	297,000	311,850

Food Retail–0.10%
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	343,000	346,859

Gas Utilities–0.35%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	194,000	198,365
5.88%, 08/20/2026	275,000	281,187
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	283,000	275,925
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	412,000	414,060
		1,169,537

General Merchandise Stores–0.05%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	170,000	181,688

Health Care Equipment–0.03%
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	110,000	111,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care Facilities–1.26%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	$110,000	$117,150
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	250,000	249,688
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	135,000	138,206
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	146,470	121,936
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	100,000	111,125
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	740,000	797,350
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2023	45,000	49,050
7.50%, 02/15/2022	116,000	133,545
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	120,000	125,250
5.88%, 02/15/2026	540,000	576,450
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	460,000	468,625
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	195,000	197,925
5.88%, 12/01/2023	261,000	270,135
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	31,000	33,325
Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/2020	100,000	105,750
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	481,000	461,760
8.00%, 08/01/2020	74,000	75,850
8.13%, 04/01/2022	195,000	198,900
Universal Health Services, Inc., Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	36,000	37,215
		4,269,235

Health Care Services–0.52%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	210,000	213,150
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	555,000	561,937
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(b)(d)	71,000	72,598
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	376,000	387,750
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	372,000	401,295
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	140,000	136,150
		1,772,880

Home Improvement Retail–0.06%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	205,000	196,544

	Principal Amount	Value
Homebuilding–0.62%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	$212,000	$214,915
Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/15/2025(b)	175,000	179,375
Sr. Unsec. Gtd. Global Notes, 8.75%, 03/15/2022	250,000	279,375
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	178,000	190,682
Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	50,000	58,813
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	223,000	253,384
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	250,000	260,312
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	307,000	328,490
7.15%, 04/15/2020	65,000	71,988
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	254,000	271,780
		2,109,114

Hotels, Resorts & Cruise Lines–0.08%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	233,000	256,154

Household Products–0.26%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	41,000	42,743
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	288,000	310,320
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	385,000	412,912
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	106,000	109,710
		875,685

Independent Power Producers & Energy Traders–0.65%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	1,099,000	1,131,970
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	350,000	345,625
5.50%, 02/01/2024	90,000	86,737
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	204,000	204,000
6.63%, 01/15/2027	436,000	434,910
		2,203,242

Industrial Machinery–0.15%
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	4,000	4,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Industrial Machinery–(continued)
Stanley Black & Decker Inc., Jr. Unsec. Sub. Investment Units, 5.75%, 07/25/2052	$19,400	$493,924
		497,934

Integrated Oil & Gas–0.05%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	228,000	176,700

Integrated Telecommunication Services–1.16%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	285,000	308,156
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	177,000	192,709
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	292,000	309,520
Frontier Communications Corp.,
Sr. Unsec. Global Notes, 7.13%, 03/15/2019	171,000	180,405
8.88%, 09/15/2020	58,000	61,407
10.50%, 09/15/2022	505,000	509,419
11.00%, 09/15/2025	175,000	168,875
SFR Group S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	800,000	836,000
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	200,000	210,750
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	815,000	904,650
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	250,000	258,750
		3,940,641

Leisure Facilities–0.10%
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	339,000	343,238

Managed Health Care–0.11%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	87,000	88,958
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	280,000	292,600
		381,558

Metal & Glass Containers–0.33%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	207,500
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	505,000	546,031
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 5.13%, 07/15/2023	250,000	259,688
6.00%, 10/15/2022	85,000	90,631
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	15,000	15,731
		1,119,581

	Principal Amount	Value
Movies & Entertainment–0.21%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$575,000	$594,406
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	125,000	130,156
		724,562

Multi-Utilities–0.15%
Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Investment Units, 5.25% 07/30/2076	20,700	508,806

Oil & Gas Drilling–0.25%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	331,000	274,730
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	310,000	299,925
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	25,000	26,625
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	255,000	228,225
		829,505

Oil & Gas Equipment & Services–0.19%
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	387,000	392,805
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	185,000	174,825
8.25%, 06/15/2023	55,000	59,813
		627,443

Oil & Gas Exploration & Production–2.15%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	471,000	488,074
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	149,000	156,450
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	425,000	432,437
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	485,000	458,325
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	198,000	148,500
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	211,000	221,023
Gulfport Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	230,000	234,025
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	266,000	262,675
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	507,000	538,054
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	497,000	504,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	$314,000	$332,055
QEP Resources, Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/2023	83,000	81,963
Sr. Unsec. Notes, 6.88%, 03/01/2021	328,000	348,910
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	625,000	604,687
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	343,000	372,155
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	399,000	405,982
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	265,000	270,300
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	402,000	377,377
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	400,000	404,000
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	203,000	196,403
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	469,000	461,965
		7,299,815

Oil & Gas Refining & Marketing–0.12%
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	385,000	406,175

Oil & Gas Storage & Transportation–1.18%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	279,000	287,370
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	559,000	606,515
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	187,000	198,687
MPLX LP, Sr. Unsec. Global Notes, 4.88%, 06/01/2025	175,000	186,266
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	176,000	165,440
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	545,000	594,731
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	285,000	286,425
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2024	150,000	163,688
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	114,000	117,705
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	242,000	251,075

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	$372,000	$408,270
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	43,000	45,849
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	591,000	610,483
Sr. Unsec. Notes, 7.88%, 09/01/2021	68,000	79,900
		4,002,404

Other Diversified Financial Services–0.06%
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	200,000	213,783

Packaged Foods & Meats–0.49%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	416,000	427,440
JBS Investments GmbH (Brazil),
Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	400,000	424,500
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	200,000	210,250
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	255,000	264,562
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	315,000	338,625
		1,665,377

Paper Packaging–0.09%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	303,000	319,286

Paper Products–0.23%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	515,000	495,687
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes, 7.75%, 12/01/2022	98,000	105,718
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	64,000	66,400
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	100,000	102,500
		770,305

Pharmaceuticals–0.26%
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	176,250
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	480,000	370,800
6.13%, 04/15/2025(b)	100,000	74,250
7.00%, 10/01/2020(b)	61,000	53,833
7.50%, 07/15/2021(b)	250,000	208,437
		883,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Railroads–0.10%
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	$326,000	$335,780

Regional Banks–0.26%
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/2022	343,000	370,011
5.00%, 08/01/2023	475,000	510,625
		880,636

Restaurants–0.28%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	247,000	258,115
REGS, Sec. Gtd. Second Lien Euro Notes, 6.00%, 04/01/2022(b)	120,000	125,400
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	211,000	221,022
Brinker International Inc.,
Sr. Unsec. Global Notes, 3.88%, 05/15/2023	85,000	80,902
Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	161,000	160,021
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	106,000	113,950
		959,410

Security & Alarm Services–0.02%
ADT Corp. (The), Sr. Sec. Gtd. First Lien Global Notes, 6.25%, 10/15/2021	70,000	76,825

Semiconductors–0.17%
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	242,000	254,705
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	300,000	310,617
		565,322

Sovereign Debt–17.04%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds,
6.63%, 07/06/2028	600,000	613,179
7.13%, 07/06/2036	750,000	759,203
7.63%, 04/22/2046	650,000	692,250
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds,
5.63%, 01/07/2041	700,000	698,845
7.13%, 01/20/2037	600,000	696,750
8.25%, 01/20/2034	475,000	606,813
Chile Government International Bond (Chile), Sr. Unsec. Global Notes,
3.13%, 03/27/2025	700,000	715,750
3.13%, 01/21/2026	600,000	613,500
3.63%, 10/30/2042	600,000	597,690

	Principal Amount	Value
Sovereign Debt–(continued)
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds,
5.63%, 02/26/2044	$600,000	$658,500
6.13%, 01/18/2041	550,000	635,250
7.38%, 09/18/2037	500,000	645,500
Croatia Government International Bond (Croatia), REGS, Sr. Unsec. Euro Notes,
5.50%, 04/04/2023(b)	700,000	761,061
6.00%, 01/26/2024(b)	700,000	780,738
6.38%, 03/24/2021(b)	500,000	553,993
Dominican Republic International Bond (Dominican Republic), REGS, Sr. Unsec. Euro Bonds, 7.45%, 04/30/2044(b)	600,000	683,250
Sr. Unsec. Euro Notes, 5.95%, 01/25/2027(b)	600,000	629,544
6.85%, 01/27/2045(b)	650,000	694,687
El Salvador Government International Bond (El Salvador), REGS, Sr. Unsec. Euro Notes,
7.63%, 02/01/2041(b)	700,000	631,750
7.65%, 06/15/2035(b)	700,000	640,500
8.25%, 04/10/2032(b)	700,000	679,000
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes,
5.38%, 03/25/2024	550,000	617,852
5.75%, 11/22/2023	550,000	626,780
7.63%, 03/29/2041	490,000	725,871
Indonesia Government International Bond (Indonesia), REGS, Sr. Unsec. Euro Bonds,
6.63%, 02/17/2037(b)	600,000	737,287
7.75%, 01/17/2038(b)	450,000	619,686
8.50%, 10/12/2035(b)	450,000	649,501
Kazakhstan Government International Bond (Kazakhstan), REGS,
Sr. Unsec. Euro Notes, 4.88%, 10/14/2044(b)	750,000	745,639
Sr. Unsec. Medium-Term Euro Notes, 5.13%, 07/21/2025(b)	550,000	601,527
6.50%, 07/21/2045(b)	500,000	596,260
Korea International Bond (South Korea), Sr. Unsec. Global Notes,
3.88%, 09/11/2023	1,150,000	1,237,802
4.13%, 06/10/2044	600,000	700,919
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.65%, 04/22/2024(b)	625,000	647,344
Sr. Unsec. Euro Notes, 6.75%, 11/29/2027(b)	650,000	658,762
Sr. Unsec. Medium-Term Euro Notes, 6.65%, 02/26/2030(b)	650,000	654,180
Lithuania Government International Bond (Lithuania), REGS, Sr. Unsec. Euro Notes,
6.13%, 03/09/2021(b)	700,000	792,666
6.63%, 02/01/2022(b)	950,000	1,118,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes,
4.60%, 01/23/2046	$750,000	$728,437
5.55%, 01/21/2045	570,000	629,138
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/2040	600,000	698,100
Pakistan Government International Bond (Pakistan), REGS, Sr. Unsec. Euro Notes,
8.25%, 04/15/2024(b)	700,000	781,824
8.25%, 09/30/2025(b)	500,000	563,861
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds,
3.88%, 03/17/2028	600,000	620,220
7.13%, 01/29/2026	550,000	701,250
8.88%, 09/30/2027	450,000	643,500
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds,
4.13%, 08/25/2027	670,000	729,948
5.63%, 11/18/2050	500,000	607,500
8.75%, 11/21/2033	450,000	689,625
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds,
6.38%, 10/23/2034	450,000	602,473
9.50%, 02/02/2030	425,000	676,521
Sr. Unsec. Global Notes, 7.75%, 01/14/2031	500,000	716,891
Qatar Government International Bond (Qatar), REGS,
Sr. Unsec. Euro Bonds, 4.63%, 06/02/2046(b)	700,000	732,865
Sr. Unsec. Euro Notes, 5.75%, 01/20/2042(b)	625,000	760,954
6.40%, 01/20/2040(b)	500,000	653,355
Republic of Poland Government International Bond (Poland), Sr. Unsec. Global Notes,
3.25%, 04/06/2026	675,000	674,308
4.00%, 01/22/2024	670,000	708,424
5.00%, 03/23/2022	550,000	605,660
Republic of South Africa Government International Bond (South Africa), Sr. Unsec. Global Bonds,
5.00%, 10/12/2046	600,000	568,611
5.38%, 07/24/2044	750,000	749,925
Sr. Unsec. Global Notes, 6.25%, 03/08/2041	500,000	553,660
Romanian Government International Bond (Romania), REGS, Sr. Unsec. Medium-Term Euro Notes,
4.38%, 08/22/2023(b)	670,000	710,128
6.13%, 01/22/2044(b)	530,000	659,314
6.75%, 02/07/2022(b)	550,000	638,655
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds,
4.88%, 09/16/2023(b)	600,000	651,384
5.63%, 04/04/2042(b)	600,000	669,611
5.88%, 09/16/2043(b)	600,000	694,488

	Principal Amount	Value
Sovereign Debt–(continued)
Serbia International Bond (Serbia), REGS, Sr. Unsec. Euro Notes, 7.25%, 09/28/2021(b)	$1,800,000	$2,076,305
Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes,
5.25%, 02/18/2024(b)	700,000	797,798
5.50%, 10/26/2022(b)	500,000	570,140
5.85%, 05/10/2023(b)	650,000	756,531
Sri Lanka Government International Bond (Sri Lanka), REGS, Sr. Unsec. Euro Bonds,
6.83%, 07/18/2026(b)	550,000	578,927
6.85%, 11/03/2025(b)	550,000	580,298
Sr. Unsec. Euro Notes, 6.13%, 06/03/2025(b)	750,000	766,580
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), REGS, Sr. Unsec. Euro Bonds, 5.50%, 10/13/2021(b)	700,000	725,281
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes,
6.88%, 03/17/2036	650,000	738,242
7.25%, 03/05/2038	530,000	628,375
8.00%, 02/14/2034	520,000	650,681
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes,
7.75%, 09/01/2020(b)	650,000	656,299
7.75%, 09/01/2021(b)	650,000	649,552
7.75%, 09/01/2022(b)	600,000	587,547
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds,
6.00%, 12/09/2020(b)	1,215,000	633,866
8.25%, 10/13/2024(b)	1,300,000	624,130
9.00%, 05/07/2023(b)	1,150,000	578,105
		57,737,233

Specialized Consumer Services–0.22%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	470,000	486,450
Sr. Unsec. Notes, 7.45%, 08/15/2027	254,000	275,907
		762,357

Specialized Finance–0.26%
AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	200,000	211,000
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/2020	70,000	79,275
Sr. Unsec. Notes, 5.00%, 04/01/2023	350,000	374,500
5.50%, 02/15/2022	187,000	203,830
		868,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Multi-Asset Income Fund

	Principal Amount	Value
Specialized REIT’s–0.88%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/2024(b)	$60,000	$61,800
5.38%, 03/15/2027(b)	60,000	61,950
Equinix Inc., Sr. Unsec. Notes,
5.75%, 01/01/2025	18,000	19,350
5.88%, 01/15/2026	720,000	779,400
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	200,000	211,000
Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	115,000	119,025
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	355,000	362,988
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	605,000	660,962
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	244,000	225,090
SBA Communications Corp.,
Sr. Unsec. Global Notes, 4.88%, 07/15/2022	79,000	81,666
Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	391,000	395,399
		2,978,630

Specialty Chemicals–0.60%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	480,000	500,400
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	300,000	312,375
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	265,000	303,094
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	177,000	204,878
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	472,000	493,240
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	215,000	232,737
		2,046,724

Steel–0.29%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.75%, 10/15/2039	140,000	160,825
Steel Dynamics, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2024	75,000	79,688
Sr. Unsec. Gtd. Notes, 5.00%, 12/15/2026(b)	526,000	539,150
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	209,000	213,702
		993,365

Systems Software–0.05%
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	172,000	178,198

	Principal Amount	Value
Technology Distributors–0.12%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	$392,000	$403,760

Technology Hardware, Storage & Peripherals–0.39%
Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	685,000	759,494
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	123,000	138,067
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	369,000	437,265
		1,334,826

Tobacco–0.05%
Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	168,000	175,140

Trading Companies & Distributors–0.30%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	146,000	152,023
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	200,000	211,000
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	201,000	220,095
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	50,000	52,250
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	151,000	156,096
6.13%, 06/15/2023	200,000	209,500
		1,000,964

Trucking–0.06%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	230,000	216,200

Wireless Telecommunication Services–0.67%
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	514,000	563,472
7.88%, 09/15/2023	1,093,000	1,229,625
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	450,000	469,688
		2,262,785
Total U.S. Dollar Denominated Bonds & Notes (Cost $141,673,067)		143,323,382

	Shares
Preferred Stocks–22.83%
Asset Management & Custody Banks–1.00%
Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	2,700	68,337
Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	7,400	192,474
Ares Management, L.P., Series A, 7.00% Pfd.	7,100	186,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Multi-Asset Income Fund

	Shares	Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The), 5.20% Pfd.	13,100	$330,251
KKR & Co. L.P., Series A, 6.75% Sr. Pfd.	4,300	113,606
KKR & Co. L.P., Series B, 6.50% Pfd.	4,200	109,410
Legg Mason, Inc., 5.45% Jr. Unsec. Sub. Pfd.	12,400	296,608
Legg Mason, Inc., 6.38% Jr. Unsec. Sub. Pfd.	6,200	164,300
Northern Trust Corp., Series C, 5.85% Pfd.	10,400	280,072
Prospect Capital Corp., 6.25% Sr. Unsec. Pfd.	2,000	51,280
State Street Corp., Series C, 5.25% Pfd.	9,900	248,490
State Street Corp., Series D, 5.90% Pfd.	12,400	348,936
State Street Corp., Series E, 6.00% Pfd.	22,300	597,640
State Street Corp., Series G, 5.35% Pfd.	15,500	414,160
		3,401,584

Cable & Satellite–0.05%
Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	7,100	182,044

Consumer Finance–0.82%
Capital One Financial Corp., Series B, 6.00% Pfd.	23,300	595,548
Capital One Financial Corp., Series C, 6.25% Pfd.	10,700	283,122
Capital One Financial Corp., Series D, 6.70% Pfd.	9,900	272,250
Capital One Financial Corp., Series F, 6.20% Pfd.	9,900	264,924
Capital One Financial Corp., Series G, 5.20% Pfd.	17,300	406,377
Capital One Financial Corp., Series H, 6.00% Pfd.	12,400	319,920
Discover Financial Services, Series B, 6.50% Pfd.	14,700	380,289
Navient Corp., 6.00% Sr. Unsec. Pfd.	11,500	268,755
		2,791,185

Diversified Banks–7.77%
Bank of America Corp., Series 3, 6.38% Pfd.	3,300	85,305
Bank of America Corp., Series I, 6.63% Pfd.	20,451	528,249
Bank of America Corp., Series W, 6.63% Jr. Unsec. Sub. Pfd.	67,400	1,818,452
Bank of America Corp., Series Y, 6.50% Pfd.	53,500	1,439,150
Bank of America Corp., Class CC, 6.20% Pfd.	46,000	1,196,000
Bank of America Corp., Series EE, 6.00% Pfd.	27,200	703,664
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Jr. Unsec. Sub. Pfd.	40,000	1,045,200
Citigroup Inc., Series J, 7.13% Pfd.	29,700	870,507
Citigroup Inc., Series K, 6.88% Pfd.	27,200	801,040
Citigroup Inc., Series L, 6.88% Pfd.	12,400	339,636
Citigroup Inc., Series S, 6.30% Pfd.	38,900	1,040,186

	Shares	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	68,000	$1,827,160
JPMorgan Chase & Co., Series O, 5.50% Pfd.	12,400	314,712
JPMorgan Chase & Co., Series P, 5.45% Pfd.	12,400	314,216
JPMorgan Chase & Co., Series T, 6.70% Pfd.	3,200	87,264
JPMorgan Chase & Co., Series W, 6.30% Pfd.	6,700	181,637
JPMorgan Chase & Co., Series Y, 6.13% Pfd.	42,800	1,147,896
JPMorgan Chase & Co., Series AA, 6.10% Pfd.	58,800	1,578,780
JPMorgan Chase & Co., Series BB, 6.15% Pfd.	58,800	1,581,720
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Jr. Unsec. Sub. Pfd.	31,001	778,745
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series S, 6.60% Pfd.	14,900	379,205
Santander Finance Preferred SAU (Spain), 6.50% Jr. Unsec. Gtd. Sub. Pfd.	3,400	86,904
US Bancorp, Series F, 6.50% Pfd.	37,400	1,097,316
Wells Fargo & Co., 5.20% Jr. Unsec. Sub. Pfd.	34,700	859,172
Wells Fargo & Co., 5.85% Pfd.	20,700	560,970
Wells Fargo & Co., 6.63% Jr. Unsec. Sub. Pfd.	20,700	618,723
Wells Fargo & Co., Series J, 8.00% Pfd.	9,000	236,340
Wells Fargo & Co., Series O, 5.13% Jr. Unsec. Sub. Pfd.	32,200	799,526
Wells Fargo & Co., Series P, 5.25% Jr. Unsec. Sub. Pfd.	13,800	346,656
Wells Fargo & Co., Series T, 6.00% Jr. Unsec. Sub. Pfd.	27,200	720,800
Wells Fargo & Co., Series V, 6.00% Pfd.	22,300	589,612
Wells Fargo & Co., Series W, 5.70% Pfd.	19,400	493,536
Wells Fargo & Co., Series X, 5.50% Pfd.	56,200	1,402,190
Wells Fargo & Co., Series Y, 5.63% Pfd.	18,500	463,656
		26,334,125

Diversified Capital Markets–0.79%
Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Gtd. Sub. Pfd.	50,800	1,328,420
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Gtd. Sub. Pfd.	50,800	1,350,772
		2,679,192

Diversified REIT’s–0.33%
PS Business Parks, Inc., Series T, 6.00% Pfd.	6,300	159,327
PS Business Parks, Inc., Series U, 5.75% Pfd.	10,400	262,080
PS Business Parks, Inc., Series W, 5.20% Pfd.	2,700	64,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Multi-Asset Income Fund

	Shares	Value
Diversified REIT’s–(continued)
VEREIT Inc., Series F, 6.70% Pfd.	24,800	$638,104
		1,124,257

Electric Utilities–1.18%
BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	4,200	108,654
Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	11,500	295,435
Entergy Arkansas, Inc., 4.88% Sr. Sec. Mortgage Pfd.	7,800	181,116
Entergy Arkansas, Inc., 4.90% Sr. Sec. First Mortgage Pfd.	5,600	137,088
Entergy Louisiana, LLC, 4.88% Sec. Mortgage Pfd.	5,500	126,225
Entergy Louisiana, LLC, 5.25% Sr. Sec. First Mortgage Pfd.	5,200	130,000
Entergy Mississippi, Inc., 4.90% Sr. Sec. Mortgage Pfd.	6,500	150,930
Entergy Texas Inc., 5.63% Sr. Sec. First Mortgage Pfd.	6,700	178,622
Interstate Power & Light Co., Series D, 5.10% Pfd.	3,500	90,685
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	33,550
PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Gtd. Sub. Pfd.	10,400	269,672
SCE Trust I, 5.63% Jr. Unsec. Sub. Pfd.	15,800	400,530
SCE Trust IV, Series J, 5.38% Jr. Unsec. Sub. Pfd.	16,000	443,680
SCE Trust V, Series K, 5.45% Jr. Unsec. Sub. Pfd.	12,400	351,664
Southern Co. (The), 5.25% Jr. Unsec. Sub. Pfd.	22,300	546,796
Southern Co. (The), 6.25% Jr. Unsec. Sub. Pfd.	21,400	566,886
		4,011,533

Health Care REIT’s–0.15%
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	13,500	336,420
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	6,900	171,948
		508,368

Industrial Conglomerates–0.39%
General Electric Co., 4.70% Sr. Unsec. Pfd.	12,700	322,326
General Electric Co., 4.88% Sr. Unsec. Pfd.	20,700	522,054
General Electric Co., 4.88% Sr. Unsec. Pfd.	18,100	461,731
		1,306,111

Integrated Telecommunication Services–0.94%
Qwest Corp., 6.13% Sr. Unsec. Pfd.	12,400	307,768
Qwest Corp., 6.50% Sr. Unsec. Pfd.	24,800	617,520
Qwest Corp., 6.63% Sr. Unsec. Pfd.	14,900	376,225
Qwest Corp., 6.75% Sr. Unsec. Pfd.	17,400	434,130

	Shares	Value
Integrated Telecommunication Services–(continued)
Qwest Corp., 6.88% Sr. Unsec. Pfd.	14,900	$379,950
Qwest Corp., 7.00% Sr. Unsec. Pfd.	13,400	339,154
Qwest Corp., 7.00% Sr. Unsec. Pfd.	8,900	225,526
Qwest Corp., 7.50% Sr. Unsec. Pfd.	7,156	181,548
Verizon Communications Inc., 5.90% Sr. Unsec. Pfd.	12,400	330,088
		3,191,909

Internet Software & Services–0.16%
eBay Inc., 6.00% Sr. Unsec. Pfd.	20,100	532,851

Investment Banking & Brokerage–1.93%
BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,000	25,580
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	7,500	193,725
Charles Schwab Corp. (The), Series C, 6.00% Pfd.	15,500	424,700
Charles Schwab Corp. (The), Series D, 5.95% Pfd.	20,700	558,072
Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	7,800	200,538
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	22,300	601,208
Goldman Sachs Group, Inc. (The), Series K, 6.38% Pfd.	29,700	848,826
Goldman Sachs Group, Inc. (The), Series N, 6.30% Pfd.	32,200	868,434
Morgan Stanley, Series E, 7.13% Pfd.	7,400	217,190
Morgan Stanley, Series F, 6.88% Pfd.	14,900	432,100
Morgan Stanley, Series G, 6.63% Pfd.	11,200	301,392
Morgan Stanley, Series I, 6.38% Pfd.	40,100	1,113,577
Morgan Stanley, Series K, 5.85% Pfd.	27,200	717,536
Stifel Financial Corp., Series A, 6.25% Pfd.	1,500	39,600
		6,542,478

Life & Health Insurance–0.94%
Aegon N.V. (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	6,700	172,726
Aegon N.V. (Netherlands), 8.00% Unsec. Sub. Pfd.	41,500	1,065,720
Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	11,500	293,940
OM Asset Management PLC, 5.13% Sr. Unsec. Pfd.	1,300	30,251
Protective Life Corp., 6.25% Unsec. Sub. Pfd.	10,800	271,728
Prudential Financial Inc., 5.70% Jr. Unsec. Sub. Pfd.	16,800	433,104
Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	14,900	384,122
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	12,300	324,105
Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,100	27,918
Torchmark Corp., 6.13% Jr. Unsec. Sub. Pfd.	6,900	182,988
		3,186,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Multi-Asset Income Fund

	Shares	Value
Mortgage REIT’s–0.07%
Wells Fargo Real Estate Investment Corp., Series A, 6.38% Pfd.	9,100	$243,880

Multi-Line Insurance–0.28%
American Financial Group, Inc., 6.00% Unsec. Sub. Pfd.	9,100	237,965
American Financial Group, Inc., 6.38% Sr. Unsec. Pfd.	7,400	188,552
Hartford Financial Services Group Inc. (The), 7.88% Jr. Unsec. Sub. Pfd.	14,900	461,006
Kemper Corp., 7.38% Unsec. Sub. Pfd.	2,800	74,760
		962,283

Multi-Sector Holdings–0.14%
PartnerRe Ltd. (Bermuda), Series H, 7.25% Pfd.	16,500	477,345

Multi-Utilities–0.20%
DTE Energy Co., Series B, 5.38% Jr. Unsec. Sub. Pfd.	10,700	266,109
DTE Energy Co., Series F, 6.00% Jr. Unsec. Sub. Pfd.	9,100	238,329
Integrys Holding, Inc., 6.00% Jr. Unsec. Sub. Pfd.	6,700	182,659
		687,097

Office REIT’s–0.32%
Boston Properties, Inc., 5.25% Pfd.	1,800	45,630
Equity Commonwealth, 5.75% Sr. Unsec. Pfd.	3,000	74,850
Government Properties Income Trust, 5.88% Sr. Unsec. Pfd.	7,100	179,630
Kilroy Realty Corp., Series H, 6.38% Pfd.	900	22,725
SL Green Realty Corp., Series I, 6.50% Pfd.	3,800	97,508
Vornado Realty Trust, Series L, 5.40% Pfd.	26,500	662,765
		1,083,108

Office Services & Supplies–0.08%
Pitney Bowes Inc., 6.70% Sr. Unsec. Pfd.	11,000	286,440

Oil & Gas Refining & Marketing–0.05%
NuStar Energy L.P., Series A, 8.50% Pfd.	5,900	158,002

Oil & Gas Storage & Transportation–0.01%
Targa Resources Partners LP, Series A, 9.00% Pfd.	1,000	27,351

Other Diversified Financial Services–0.32%
ING Groep NV (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	30,000	778,500
KKR Financial Holdings LLC, Series A, 7.38% Pfd.	11,200	289,520
		1,068,020

Property & Casualty Insurance–1.10%
Allstate Corp. (The), 5.10% Unsec. Sub. Pfd.	8,000	221,440
Allstate Corp. (The), 5.63% Pfd.	7,400	192,178

	Shares	Value
Property & Casualty Insurance–(continued)
Allstate Corp. (The), Series C, 6.75% Pfd.	7,400	$202,020
Allstate Corp. (The), Series E, 6.63% Pfd.	20,700	570,078
Allstate Corp. (The), Series F, 6.25% Pfd.	10,400	285,584
Arch Capital Group Ltd., Series C, 6.75% Pfd.	4,000	101,320
Arch Capital Group Ltd., Series E, 5.25% Pfd.	12,400	286,440
Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,300	33,228
Aspen Insurance Holdings Ltd. (Bermuda), 5.63% Pfd.	6,500	158,600
Aspen Insurance Holdings Ltd. (Bermuda), 5.95% Pfd.	6,300	173,880
Aspen Insurance Holdings Ltd. (Bermuda), 7.25% Pfd.	1,300	33,124
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	9,900	254,628
AXIS Capital Holdings Ltd., Series E, 5.50% Pfd.	19,200	465,024
Endurance Specialty Holdings Ltd. (Bermuda), Series C, 6.35% Pfd.	3,500	92,260
Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	3,300	83,490
Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	3,300	83,721
W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	8,000	200,160
W. R. Berkley Corp., 5.75% Unsec. Sub. Pfd.	11,100	280,164
		3,717,339

Regional Banks–1.90%
Associated Banc-Corp, Series D, 5.38% Pfd.	1,400	34,258
BB&T Corp., Series D, 5.85% Pfd.	12,300	314,388
BB&T Corp., Series E, 5.63% Pfd.	34,800	890,880
BB&T Corp., Series H, 5.63% Pfd.	25,900	668,738
BOK Financial Corp., 5.38% Unsec. Sub. Pfd.	1,300	32,032
Commerce Bancshares Inc., Series B, 6.00% Pfd.	1,600	41,312
Cullen/Frost Bankers, Inc., 5.38% Pfd.	1,400	35,518
Fifth Third Bancorp, Series I, 6.63% Pfd.	10,100	288,658
First Horizon National Corp., Series A, 6.20% Pfd.	900	22,878
First Republic Bank, Series B, 6.20% Pfd.	2,200	56,188
First Republic Bank, Series D, 5.50% Pfd.	4,700	119,145
First Republic Bank, Series E, 7.00% Pfd.	1,800	48,834
First Republic Bank, Series F, 5.70% Pfd.	2,300	61,364
First Republic Bank, Series G, 5.50% Pfd.	1,300	33,059
FNB Corp., 7.25% Pfd.	1,000	29,550
Hancock Holding Co., 5.95% Unsec. Sub. Pfd.	1,800	46,494
Huntington Bancshares, Inc., Series C, 5.88% Pfd.	900	22,896
Huntington Bancshares, Inc., Series D, 6.25% Pfd.	11,200	303,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Multi-Asset Income Fund

	Shares	Value
Regional Banks–(continued)
KeyCorp, Series E, 6.13% Jr. Unsec. Sub. Pfd.	11,200	$314,944
People’s United Financial, Inc., Series A, 5.63% Pfd.	6,500	179,140
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	48,100	1,407,887
Regions Financial Corp., Series A, 6.38% Pfd.	10,700	277,451
Regions Financial Corp., Series B, 6.38% Pfd.	14,900	419,435
SunTrust Banks, Inc., Series E, 5.88% Pfd.	10,400	268,424
TCF Financial Corp., 7.50% Pfd.	1,200	30,684
TCF Financial Corp., Series B, 6.45% Pfd.	1,200	31,020
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	6,800	175,304
Valley National Bancorp, Series A, 6.25% Pfd.	1,000	28,520
Webster Financial Corp., Series E, 6.40% Pfd.	1,100	28,215
Wintrust Financial Corp., Series D, 6.50% Pfd.	1,500	40,425
Zions Bancorp., Series F, 7.90% Pfd.	7,572	192,859
		6,444,020

Reinsurance–0.35%
Maiden Holdings, Ltd., 6.63% Sr. Unsec. Pfd.	1,000	25,950
Maiden Holdings, Ltd., Series A, 8.25% Pfd.	9,100	233,415
Maiden Holdings, Ltd., Series C, 7.13% Pfd.	3,500	90,265
Reinsurance Group of America, Inc., 5.75% Unsec. Sub. Pfd.	12,400	345,340
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	7,400	217,782
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38% Pfd.	9,900	251,856
Validus Holdings, Ltd., Series A, 5.88% Pfd.	1,300	32,370
		1,196,978

Retail REIT’s–0.21%
DDR Corp., Series J, 6.50% Pfd.	3,200	80,480
Kimco Realty Corp., Series I, 6.00% Pfd.	8,600	216,462
National Retail Properties, Inc., Series E, 5.70% Pfd.	3,800	96,216
National Retail Properties, Inc., Series F, 5.20% Pfd.	10,700	258,405
Washington Prime Group Inc., Series H, 7.50% Pfd.	1,700	42,891
		694,454

Specialized REIT’s–0.92%
Digital Realty Trust, Inc., Series G, 5.88% Pfd.	11,500	292,790
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	9,000	251,460

	Shares	Value
Specialized REIT’s–(continued)
DuPont Fabros Technology, Inc., Series C, 6.63% Pfd.	3,000	$82,200
EPR Properties, Series F, 6.63% Pfd.	1,100	28,435
Public Storage, Series A, 5.88% Pfd.	8,400	217,056
Public Storage, Series B, 5.40% Pfd.	20,700	529,092
Public Storage, Series C, 5.13% Pfd.	20,700	516,030
Public Storage, Series D, 4.95% Pfd.	20,700	492,453
Public Storage, Series E, 4.90% Pfd.	20,700	486,243
Public Storage, Series Y, 6.38% Pfd.	8,100	218,862
		3,114,621

Thrifts & Mortgage Finance–0.11%
Astoria Financial Corp., Series C, 6.50% Pfd.	1,200	30,696
New York Community Bancorp Inc., Series A, 6.38% Pfd.	11,800	323,320
		354,016

Trading Companies & Distributors–0.01%
GATX Corp., 5.63% Sr. Unsec. Pfd.	1,300	33,085

Wireless Telecommunication Services–0.31%
Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	21,700	553,784
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	5,000	128,550
United States Cellular Corp., 7.25% Sr. Unsec. Pfd.	7,400	197,210
United States Cellular Corp., 7.25% Sr. Unsec. Pfd.	6,900	185,058
		1,064,602
Total Preferred Stocks (Cost $75,546,297)		77,404,880

Common Stocks & Other Equity Interests–13.53%
Diversified REIT’s–0.74%
Gladstone Commercial Corp.	28,522	636,045
Global Net Lease, Inc.	27,786	656,583
Gramercy Property Trust	15,800	439,082
Investors Real Estate Trust	54,572	322,521
Lexington Realty Trust	46,281	470,678
		2,524,909

Health Care REIT’s–1.22%
Care Capital Properties, Inc.	27,136	729,144
Global Medical REIT, Inc.	93,269	864,604
Medical Properties Trust Inc.	43,893	573,681
New Senior Investment Group Inc.	76,143	793,410
Sabra Health Care REIT, Inc.	18,699	508,426
Senior Housing Properties Trust	30,567	657,802
		4,127,067

Hotel and Resort REIT’s–1.38%
Apple Hospitality REIT, Inc.	25,618	479,825
Ashford Hospitality Trust, Inc.	91,568	572,300
Chatham Lodging Trust	27,092	524,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Multi-Asset Income Fund

	Shares	Value
Hotel and Resort REIT’s–(continued)
Chesapeake Lodging Trust	22,572	$526,154
Hospitality Properties Trust	16,632	529,397
LaSalle Hotel Properties	17,747	506,854
MGM Growth Properties LLC–Class A	19,752	565,302
RLJ Lodging Trust	20,982	450,903
Xenia Hotels & Resorts, Inc.	29,342	512,311
		4,667,547

Industrial REIT’s–0.13%
STAG Industrial, Inc.	17,279	455,474

Mortgage REIT’s–8.42%
AG Mortgage Investment Trust, Inc.	39,179	742,442
AGNC Investment Corp.	131,927	2,779,702
Annaly Capital Management, Inc.	122,733	1,449,477
Anworth Mortgage Asset Corp.	125,528	735,594
Apollo Commercial Real Estate Finance, Inc.	29,310	565,390
Arbor Realty Trust, Inc.	25,306	218,391
Blackstone Mortgage Trust, Inc.–Class A	22,245	686,926
Capstead Mortgage Corp.	26,303	293,015
Cherry Hill Mortgage Investment Corp.	16,506	287,039
Chimera Investment Corp.	136,263	2,774,315
CYS Investments, Inc.	284,552	2,427,228
Ladder Capital Corp.	66,954	979,537
MFA Financial, Inc.	347,616	2,888,689
MTGE Investment Corp.	82,532	1,485,576
New Residential Investment Corp.	165,860	2,764,886
Orchid Island Capital Inc.	40,940	433,964
PennyMac Mortgage Investment Trust	16,121	288,243
Redwood Trust, Inc.	33,555	572,784
Starwood Property Trust, Inc.	114,507	2,598,164
Two Harbors Investment Corp.	283,018	2,827,350
Western Asset Mortgage Capital Corp.	69,611	733,004
		28,531,716

Office REIT’s–0.36%
Franklin Street Properties Corp.	40,767	494,504
Government Properties Income Trust	33,344	710,894
		1,205,398

Residential REIT’s–0.35%
Independence Realty Trust, Inc.	70,200	645,840
Preferred Apartment Communities, Inc.–Class A	38,834	549,501
		1,195,341

Retail REIT’s–0.66%
CBL & Associates Properties, Inc.	86,678	801,771
Whitestone REIT	46,818	587,098
Washington Prime Group Inc.	95,731	842,433
		2,231,302

Specialized REIT’s–0.27%
CoreCivic, Inc.	12,181	419,635

	Shares		Value
Specialized REIT’s–(continued)
Geo Group Inc. (The)		15,241	$507,814
			927,449
Total Common Stocks & Other Equity Interests (Cost $41,351,469)			45,866,203

	Principal Amount
U.S. Treasury Securities–7.47%
U.S. Treasury Bills–0.12%
0.50%, 05/11/2017(e)		$130,000	129,976
0.59%, 05/11/2017(e)		265,000	264,952
			394,928

U.S. Treasury STRIPS–7.35%
2.71%, 11/15/2045(e)(f)		28,685,000	11,978,856
3.03%, 11/15/2045(e)(f)		1,500,000	626,400
3.08%, 11/15/2045(e)(f)		1,500,000	626,400
3.10%, 11/15/2045(e)(f)		900,000	375,840
3.14%, 11/15/2045(e)(f)		2,800,000	1,169,280
3.17%, 11/15/2045(e)(f)		2,800,000	1,169,280
3.23%, 11/15/2045(e)(f)		5,200,000	2,171,520
3.24%, 11/15/2045(e)(f)		2,200,000	918,720
3.27%, 11/15/2045(e)(f)		11,015,000	4,599,864
3.31%, 11/15/2045(e)(f)		3,100,000	1,294,560
			24,930,720
Total U.S. Treasury Securities (Cost $26,326,309)			25,325,648

	Shares
Exchange-Traded Notes–4.24%
JPMorgan Alerian MLP Index ETN, 6.46%, 05/24/2024 (Cost $14,208,170)(g)		451,000	14,364,349

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.34%(h)
Cable & Satellite–0.14%
SES S.A. (Luxembourg), REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 4.63%(b)(c)	EUR	400,000	466,687

Electric Utilities–0.08%
Enel S.p.A. (Italy), REGS, Jr. Unsec. Sub. Euro Bonds, 6.63%, 09/15/2076(b)	GBP	200,000	283,306

Environmental & Facilities Services–0.04%
Paprec Holding S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 04/01/2022(b)	EUR	100,000	114,962

Restaurants–0.08%
PizzaExpress Financing 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 6.63%, 08/01/2021(b)	GBP	200,000	269,267
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,075,153)			1,134,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Multi-Asset Income Fund

	Shares	Value
Money Market Funds–6.39%
Government & Agency Portfolio–Institutional Class, 0.67%(i)	12,998,323	$12,998,323
Treasury Portfolio–Institutional Class, 0.63%(i)	8,665,549	8,665,549
Total Money Market Funds (Cost $21,663,872)		21,663,872
TOTAL INVESTMENTS–97.10% (Cost $321,844,337)		329,082,556
OTHER ASSETS LESS LIABILITIES–2.90%		9,839,615
NET ASSETS–100.00%		$338,922,171

Investment Abbreviations:

Deb.	– Debentures
ETN	– Exchange-Traded Notes
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
MLP	– Master Limited Partnerships
Pfd.	– Preferred

PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $65,240,618, which represented 19.25% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes,	7.63%	8.38%

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2017

U.S. Dollar Denominated Bonds & Notes	42.3%
Preferred Stocks	22.9
Common Stocks & Other Equity Interests	13.5
U.S. Treasury Securities	7.5
Exchange-Traded Notes	4.2
Non-U.S. Dollar Denominated Bonds & Notes	0.3
Money Market Funds Plus Other Assets Less Liabilities	9.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $300,180,465)	$307,418,684
Investments in affiliated money market funds, at value and cost	21,663,872
Total investments, at value (Cost $321,844,337)	329,082,556
Cash	110,667
Foreign currencies, at value (Cost $580,015)	602,723
Receivable for:
Investments sold	681,948
Fund shares sold	8,297,700
Dividends and interest	2,370,240
Fund expenses absorbed	34,492
Investment for trustee deferred compensation and retirement plans	25,791
Other assets	57,910
Total assets	341,264,027

Liabilities:
Payable for:
Investments purchased	1,453,429
Fund shares reacquired	287,922
Variation margin — futures	262,985
Accrued fees to affiliates	115,148
Accrued trustees’ and officers’ fees and benefits	2,487
Accrued other operating expenses	138,983
Trustee deferred compensation and retirement plans	28,744
Unrealized depreciation on forward foreign currency contracts outstanding	52,158
Total liabilities	2,341,856
Net assets applicable to shares outstanding	$338,922,171

Net assets consist of:
Shares of beneficial interest	$333,800,201
Undistributed net investment income	(152,270)
Undistributed net realized gain (loss)	(2,717,553)
Net unrealized appreciation	7,991,793
$338,922,171

Net Assets:
Class A	$98,768,019
Class C	$41,704,952
Class R	$1,148,177
Class Y	$139,424,729
Class R5	$23,568
Class R6	$57,852,726

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,067,678
Class C	3,832,045
Class R	105,428
Class Y	12,796,911
Class R5	2,162
Class R6	5,309,843
Class A:
Net asset value per share	$10.89
Maximum offering price per share
(Net asset value of $10.89 ÷ 94.50%)	$11.52
Class C:
Net asset value and offering price per share	$10.88
Class R:
Net asset value and offering price per share	$10.89
Class Y:
Net asset value and offering price per share	$10.90
Class R5:
Net asset value and offering price per share	$10.90
Class R6:
Net asset value and offering price per share	$10.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Multi-Asset Income Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Interest	$3,121,195
Dividends (net of foreign withholding taxes of $(1,770))	3,750,343
Dividends from affiliated money market funds	38,897
Total investment income	6,910,435

Expenses:
Advisory fees	658,995
Administrative services fees	40,410
Custodian fees	29,830
Distribution fees:
Class A	117,429
Class C	155,095
Class R	2,034
Transfer agent fees — A, C, R and Y	126,875
Transfer agent fees — R5	6
Transfer agent fees — R6	316
Trustees’ and officers’ fees and benefits	9,911
Registration and filing fees	50,714
Licensing Fees	53,592
Reports to shareholders	36,279
Professional services fees	34,775
Other	19,101
Total expenses	1,335,362
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(271,596)
Net expenses	1,063,766
Net investment income	5,846,669

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(2,979))	3,044,485
Foreign currencies	453
Forward foreign currency contracts	56,174
Futures contracts	3,503,376
Swap agreements	238,544
6,843,032
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,556,995
Foreign currencies	25,425
Forward foreign currency contracts	(103,774)
Futures contracts	467,555
Swap agreements	(32,453)
2,913,748
Net realized and unrealized gain	9,756,780
Net increase in net assets resulting from operations	$15,603,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$5,846,669	$6,729,718
Net realized gain	6,843,032	981,215
Change in net unrealized appreciation	2,913,748	1,893,239
Net increase in net assets resulting from operations	15,603,449	9,604,172

Distributions to shareholders from net investment income:
Class A	(2,238,713)	(2,847,881)
Class C	(622,008)	(751,745)
Class R	(18,494)	(17,519)
Class Y	(1,673,900)	(825,464)
Class R5	(663)	(587)
Class R6	(1,299,232)	(2,805,712)
Total distributions from net investment income	(5,853,010)	(7,248,908)

Share transactions–net:
Class A	3,565,566	37,737,567
Class C	16,190,378	6,501,206
Class R	573,546	194,926
Class Y	105,504,379	18,353,047
Class R5	2,910	9,064
Class R6	6,517,410	(18,420,097)
Net increase in net assets resulting from share transactions	132,354,189	44,375,713
Net increase in net assets	142,104,628	46,730,977

Net assets:
Beginning of period	196,817,543	150,086,566
End of period (includes undistributed net investment income of $(152,270) and $(145,929), respectively)	$338,922,171	$196,817,543

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

22                         Invesco Multi-Asset Income Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

23                         Invesco Multi-Asset Income Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Exchange-traded Notes — The Fund may invest in exchange-traded notes (“ETNs”) which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs can be traded on an exchange and/or they can be held to maturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets and changes in the applicable interest rates. ETNs are subject to credit risk, including the credit risk of the issuer.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

24                         Invesco Multi-Asset Income Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the

25                         Invesco Multi-Asset Income Fund

agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

N.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
O.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Effective January 1, 2017, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Next $500 million	0.45%
Next $500 million	0.40%
Over $1.5 billion	0.39%

Prior to January 1, 2017, the Fund had paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $500 million	0.60%
Next $500 million	0.55%
Over $1.5 billion	0.54%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.54%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 0.80% and 0.80%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

26                         Invesco Multi-Asset Income Fund

For the six months ended April 30, 2017, the Adviser waived advisory fees of $144,399 and reimbursed class level expenses of $61,903, $20,440, $536, $43,554, $5 and $316 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $41,865 in front-end sales commissions from the sale of Class A shares and $1,845 from Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$2,522,206	$140,801,176	$—	$143,323,382
Preferred Stocks	76,758,565	646,315	—	77,404,880
Common Stocks & Other Equity Interests	45,866,203	—	—	45,866,203
U.S. Treasury Securities	—	25,325,648	—	25,325,648
Exchange-Traded Notes	14,364,349	—	—	14,364,349
Non-U.S. Dollar Denominated Bonds & Notes	—	1,134,222	—	1,134,222
Money Market Funds	21,663,872	—	—	21,663,872
	161,175,195	167,907,361	—	329,082,556
Forward Foreign Currency Contracts*	—	(52,158)	—	(52,158)
Futures Contracts*	782,338	—	—	782,338
Total Investments	$161,957,533	$167,855,203	$—	$329,812,736

*	Unrealized appreciation (depreciation).

27                         Invesco Multi-Asset Income Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/31/17	Goldman Sachs International	EUR	476,565	USD	505,503	$520,022	$(14,519)
05/31/17	Goldman Sachs International	GBP	738,732	USD	921,970	957,739	(35,769)
05/31/17	State Street Bank & Trust Co.	EUR	100,000	USD	107,249	109,119	(1,870)
Total Open Forward Foreign Currency Contracts — Currency Risk							$(52,158)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index	Long	315	June-2017	$12,036,983	$546,327
E-Mini S&P 500 Index	Long	109	June-2017	12,973,725	120,599
FTSE 100 Index	Long	126	June-2017	11,692,936	(164,898)
Hang Seng Index	Long	78	May-2017	12,314,602	157,780
Russell 2000 Mini Index	Long	125	June-2017	8,740,000	222,267
Tokyo Stock Price Index	Long	91	June-2017	12,489,796	8,648
Subtotal — Equity Risk					890,723
Australian 10 Year Bonds	Long	48	June-2017	4,662,729	9,664
Canadian 10 Year Bonds	Short	35	June-2017	(3,578,068)	(84,161)
Euro Bonds	Long	27	June-2017	4,758,128	(17,743)
Japanese 10 Year Bonds	Long	13	June-2017	1,761,283	8,159
Long Gilt	Long	45	June-2017	7,476,089	34,099
U.S. Treasury Long Bonds	Short	24	June-2017	(3,671,250)	(58,403)
Subtotal — Interest Rate Risk					(108,385)
Total Futures Contracts					$782,338
Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$1,055,621	$51,922	$1,107,543
Derivatives not subject to master netting agreements	—	(1,055,621)	(51,922)	(1,107,543)
Total Derivative Assets subject to master netting agreements	$—	$—	$—	$—

28                         Invesco Multi-Asset Income Fund

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$(164,898)	$(160,307)	$(325,205)
Unrealized depreciation on forward foreign currency contracts outstanding	(52,158)	—	—	(52,158)
Total Derivative Liabilities	(52,158)	$(164,898)	(160,307)	(377,363)
Derivatives not subject to master netting agreements	—	164,898	160,307	325,205
Total Derivative Liabilities subject to master netting agreements	$(52,158)	$—	$—	$(52,158)

(a)	Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non-Cash	Cash
Goldman Sachs International	$—	$(50,288)	$(50,288)	$—	$—	$(50,288)
State Street Bank & Trust Co.	—	(1,870)	(1,870)	—	—	(1,870)
Total	$—	$(52,158)	$(52,158)	$—	$—	$(52,158)

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$—	$56,174	$—	$—	$56,174
Futures contracts	—	—	3,244,905	258,471	3,503,376
Swap agreements	238,544	—	—	—	238,544
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(103,774)	—	—	(103,774)
Futures contracts	—	—	764,688	(297,133)	467,555
Swap agreements	(32,453)	—	—	—	(32,453)
Total	$206,091	$(47,600)	$4,009,593	$(38,662)	$4,129,422

The table below summarizes the six months average notional value of forward foreign currency contracts and futures contracts and the three months average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$1,160,134	$75,194,526	$3,759,000

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2017, the Fund engaged in securities sales of $90,781, which resulted in net realized gains (losses) of $(2,979).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $443.

29                         Invesco Multi-Asset Income Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,105,236	$1,797,815	$8,903,051

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $202,091,583 and $59,678,654, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $19,621,400, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,244,259
Aggregate unrealized (depreciation) of investment securities	(2,499,502)
Net unrealized appreciation of investment securities	$6,744,757

Cost of investments for tax purposes is $322,337,799.

30                         Invesco Multi-Asset Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	5,008,653	$53,247,423	5,267,027	$55,774,372
Class C	1,676,772	17,801,557	973,923	10,215,089
Class R	56,558	598,867	35,654	374,579
Class Y	11,453,772	122,524,189	2,466,882	25,860,783
Class R5	1,030	10,610	838	9,002
Class R6	508,488	5,421,983	949,592	9,507,580

Issued as reinvestment of dividends:
Class A	174,737	1,841,094	250,608	2,538,721
Class C	43,197	455,598	64,533	650,905
Class R	1,727	18,255	1,661	16,789
Class Y	115,341	1,225,721	71,597	730,390
Class R5	38	399	6	62
Class R6	123,210	1,299,232	275,154	2,746,085

Reacquired:
Class A	(4,828,984)	(51,522,951)	(2,020,290)	(20,575,526)
Class C	(195,962)	(2,066,777)	(430,535)	(4,364,788)
Class R	(4,092)	(43,576)	(19,673)	(196,442)
Class Y	(1,725,200)	(18,245,531)	(816,554)	(8,238,126)
Class R5	(751)	(8,099)	—	—
Class R6(b)	(19,235)	(203,805)	(3,221,075)	(30,673,762)
Net increase in share activity	12,389,299	$132,354,189	3,849,348	$44,375,713

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 3,221,845 Class R6 shares valued at $30,671,968 were redeemed by affiliated mutual funds.

31                         Invesco Multi-Asset Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$10.51	$0.25	$0.38	$0.63	$(0.25)	$—	$(0.25)	$10.89	6.11%	$98,768	0.90	%(d)	1.15	%(d)	4.77	%(d)	35%
Year ended 10/31/16	10.09	0.47	0.45	0.92	(0.50)	—	(0.50)	10.51	9.44	91,585	1.04		1.28		4.60		101
Year ended 10/31/15	10.37	0.46	(0.25)	0.21	(0.49)	—	(0.49)	10.09	2.02	52,613	0.99		1.27		4.52		120
Year ended 10/31/14	10.04	0.48	0.37	0.85	(0.52)	—	(0.52)	10.37	8.66	42,104	0.88		1.28		4.69		89
Year ended 10/31/13	10.83	0.50	(0.58)	(0.08)	(0.55)	(0.16)	(0.71)	10.04	(0.83)	40,515	0.88		1.22		4.83		86
Year ended 10/31/12(e)	10.03	0.43	0.81	1.24	(0.44)	—	(0.44)	10.83	12.64	24,388	0.88	(f)	1.18	(f)	4.54	(f)	79
Class C
Six months ended 04/30/17	10.50	0.21	0.38	0.59	(0.21)	—	(0.21)	10.88	5.72	41,705	1.65	(d)	1.90	(d)	4.02	(d)	35
Year ended 10/31/16	10.08	0.39	0.45	0.84	(0.42)	—	(0.42)	10.50	8.62	24,238	1.79		2.03		3.85		101
Year ended 10/31/15	10.36	0.39	(0.26)	0.13	(0.41)	—	(0.41)	10.08	1.26	17,133	1.74		2.02		3.77		120
Year ended 10/31/14	10.03	0.40	0.37	0.77	(0.44)	—	(0.44)	10.36	7.85	14,854	1.63		2.03		3.94		89
Year ended 10/31/13	10.82	0.42	(0.58)	(0.16)	(0.47)	(0.16)	(0.63)	10.03	(1.58)	16,592	1.63		1.97		4.08		86
Year ended 10/31/12(e)	10.03	0.36	0.81	1.17	(0.38)	—	(0.38)	10.82	11.91	10,469	1.63	(f)	1.93	(f)	3.79	(f)	79
Class R
Six months ended 04/30/17	10.51	0.24	0.38	0.62	(0.24)	—	(0.24)	10.89	5.98	1,148	1.15	(d)	1.40	(d)	4.52	(d)	35
Year ended 10/31/16	10.08	0.44	0.46	0.90	(0.47)	—	(0.47)	10.51	9.28	538	1.29		1.53		4.35		101
Year ended 10/31/15	10.36	0.44	(0.26)	0.18	(0.46)	—	(0.46)	10.08	1.77	339	1.24		1.52		4.27		120
Year ended 10/31/14	10.03	0.46	0.36	0.82	(0.49)	—	(0.49)	10.36	8.39	141	1.13		1.53		4.44		89
Year ended 10/31/13	10.83	0.47	(0.59)	(0.12)	(0.52)	(0.16)	(0.68)	10.03	(1.17)	51	1.13		1.47		4.58		86
Year ended 10/31/12(e)	10.03	0.40	0.82	1.22	(0.42)	—	(0.42)	10.83	12.43	50	1.13	(f)	1.43	(f)	4.29	(f)	79
Class Y
Six months ended 04/30/17	10.51	0.27	0.38	0.65	(0.26)	—	(0.26)	10.90	6.34	139,425	0.65	(d)	0.90	(d)	5.02	(d)	35
Year ended 10/31/16	10.09	0.50	0.44	0.94	(0.52)	—	(0.52)	10.51	9.71	31,049	0.79		1.03		4.85		101
Year ended 10/31/15	10.37	0.49	(0.26)	0.23	(0.51)	—	(0.51)	10.09	2.28	12,424	0.74		1.02		4.77		120
Year ended 10/31/14	10.05	0.51	0.35	0.86	(0.54)	—	(0.54)	10.37	8.82	6,725	0.63		1.03		4.94		89
Year ended 10/31/13	10.84	0.53	(0.58)	(0.05)	(0.58)	(0.16)	(0.74)	10.05	(0.57)	7,409	0.63		0.97		5.08		86
Year ended 10/31/12(e)	10.03	0.45	0.82	1.27	(0.46)	—	(0.46)	10.84	12.96	4,482	0.63	(f)	0.93	(f)	4.79	(f)	79
Class R5
Six months ended 04/30/17	10.52	0.26	0.38	0.64	(0.26)	—	(0.26)	10.90	6.24	24	0.65	(d)	0.81	(d)	5.02	(d)	35
Year ended 10/31/16	10.09	0.50	0.45	0.95	(0.52)	—	(0.52)	10.52	9.82	19	0.79		0.90		4.85		101
Year ended 10/31/15	10.37	0.49	(0.26)	0.23	(0.51)	—	(0.51)	10.09	2.28	10	0.74		0.89		4.77		120
Year ended 10/31/14	10.05	0.50	0.36	0.86	(0.54)	—	(0.54)	10.37	8.82	10	0.63		0.90		4.94		89
Year ended 10/31/13	10.84	0.54	(0.59)	(0.05)	(0.58)	(0.16)	(0.74)	10.05	(0.57)	10	0.63		0.90		5.08		86
Year ended 10/31/12(e)	10.03	0.44	0.83	1.27	(0.46)	—	(0.46)	10.84	12.96	766	0.63	(f)	0.85	(f)	4.79	(f)	79
Class R6
Six months ended 04/30/17	10.51	0.26	0.39	0.65	(0.26)	—	(0.26)	10.90	6.34	57,853	0.65	(d)	0.77	(d)	5.02	(d)	35
Year ended 10/31/16	10.09	0.49	0.45	0.94	(0.52)	—	(0.52)	10.51	9.71	49,388	0.79		0.90		4.85		101
Year ended 10/31/15	10.37	0.49	(0.26)	0.23	(0.51)	—	(0.51)	10.09	2.28	67,568	0.74		0.89		4.77		120
Year ended 10/31/14	10.04	0.50	0.37	0.87	(0.54)	—	(0.54)	10.37	8.93	51,057	0.63		0.90		4.94		89
Year ended 10/31/13	10.84	0.53	(0.59)	(0.06)	(0.58)	(0.16)	(0.74)	10.04	(0.67)	171,140	0.63		0.85		5.08		86
Year ended 10/31/12(e)	10.75	0.05	0.09	0.14	(0.05)	—	(0.05)	10.84	1.31	138,779	0.63	(f)	0.82	(f)	4.79	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $94,722, $31,276, $820, $66,644, $27 and $52,115 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 14, 2011 for Class A, Class C, Class R, Class Y and Class R5 and September 24, 2012 for Class R6 shares.
(f)	Annualized.

32                         Invesco Multi-Asset Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,061.10	$4.60	$1,020.33	$4.51	0.90%
C	1,000.00	1,057.20	8.42	1,016.61	8.25	1.65
R	1,000.00	1,059.80	5.87	1,019.09	5.76	1.15
Y	1,000.00	1,062.40	3.32	1,021.57	3.26	0.65
R5	1,000.00	1,062.40	3.32	1,021.57	3.26	0.65
R6	1,000.00	1,062.40	3.32	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.34, $8.16, $5.62, $3.07, $3.07 and $3.07 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.26, $8.00, $5.51, $3.01, $3.01 and $3.01 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

33                         Invesco Multi-Asset Income Fund

Distribution Information

Correction notice

The following table sets forth on a per share basis the distribution that was paid in February 2017. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
02/28/17	Class A	$0.0359	$0.000	$0.0040	$0.0399
02/28/17	Class C	$0.0293	$0.000	$0.0040	$0.0333
02/28/17	Class R	$0.0337	$0.000	$0.0040	$0.0377
02/28/17	Class Y	$0.0381	$0.000	$0.0040	$0.0421
02/28/17	Class R5	$0.0381	$0.000	$0.0040	$0.0421
02/28/17	Class R6	$0.0381	$0.000	$0.0040	$0.0421

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. This Notice is sent to comply with certain Securities and Exchange Commission requirements.

34                         Invesco Multi-Asset Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Multi-Asset Income Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	9,963,484	988,266	780,098	3,174,946
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	10,257,220	769,954	704,678	3,174,942

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

35                         Invesco Multi-Asset Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                      Invesco Distributors, Inc.                                                                                   MAIN-SAR-1            06122017       1116

Semiannual Report to Shareholders	April 30, 2017

Invesco Pacific Growth Fund
Nasdaq:
A: TGRAX ∎ B: TGRBX ∎ C: TGRCX ∎ R: TGRRX ∎ Y: TGRDX ∎ R5: TGRSX ∎ R6: TGRUX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.77%
Class B Shares	5.37
Class C Shares	5.40
Class R Shares	5.65
Class Y Shares	5.92
Class R5 Shares	5.96
Class R6 Shares*	5.80
MSCI EAFE Index▼ (Broad Market Index)	11.47
MSCI All Country Asia Pacific Index▼ (Style-Specific Index)	8.06
Lipper Pacific Region Funds Index∎ (Peer Group Index)	6.41
Source(s): ▼FactSet Research Systems, Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country Asia Pacific Index is an unmanaged index considered representative of Asia Pacific region stock markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Pacific Region Funds Index is an unmanaged index considered representative of Pacific region funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Pacific Growth Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	2.14%
10 Years	2.26
5 Years	5.57
1 Year	8.96

Class B Shares
Inception (11/30/90)	4.84%
10 Years	2.22
5 Years	5.66
1 Year	9.46

Class C Shares
Inception (7/28/97)	1.70%
10 Years	2.10
5 Years	6.00
1 Year	13.48

Class R Shares
Inception (3/31/08)	2.27%
5 Years	6.49
1 Year	15.02

Class Y Shares
Inception (7/28/97)	2.69%
10 Years	3.11
5 Years	7.03
1 Year	15.59

Class R5 Shares
10 Years	3.07%
5 Years	7.18
1 Year	15.71

Class R6 Shares
10 Years	2.84%
5 Years	6.77
1 Year	15.31

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Pacific Growth Fund Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Pacific Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Pacific Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	2.00%
10 Years	2.07
5 Years	4.59
1 Year	5.70

Class B Shares
Inception (11/30/90)	4.74%
10 Years	2.04
5 Years	4.64
1 Year	6.02

Class C Shares
Inception (7/28/97)	1.55%
10 Years	1.91
5 Years	5.00
1 Year	10.09

Class R Shares
Inception (3/31/08)	1.96%
5 Years	5.49
1 Year	11.58

Class Y Shares
Inception (7/28/97)	2.54%
10 Years	2.92
5 Years	6.04
1 Year	12.19

Class R5 Shares
10 Years	2.89%
5 Years	6.19
1 Year	12.27

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.64%, 2.39%, 2.37%, 1.89%, 1.39%, 1.28% and 1.22%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Pacific Growth Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.16%
Australia–3.60%
Commonwealth Bank of Australia	15,942	$1,042,741
Orora Ltd.	807,939	1,821,126
		2,863,867

China–13.06%
Beijing Capital International Airport Co. Ltd.–Class H	778,000	1,098,226
China Animal Healthcare Ltd.(a)	349,000	58,328
Ping An Insurance (Group) Co. of China Ltd.–Class H	125,000	702,472
Sunny Optical Technology Group Co., Ltd.	67,000	551,270
Tencent Holdings Ltd.	208,100	6,511,820
ZTE Corp.–Class H	761,800	1,465,729
		10,387,845

Hong Kong–3.70%
AIA Group Ltd.	424,800	2,940,898
Henderson Land Development Co. Ltd.	110	696
		2,941,594

India–11.22%
Bajaj Finance Ltd.	168,480	3,342,499
Britannia Industries Ltd.	33,795	1,908,743
Eicher Motors Ltd.(a)	3,724	1,514,820
Maruti Suzuki India Ltd.	21,270	2,158,715
		8,924,777

Indonesia–2.11%
PT Unilever Indonesia Tbk	502,300	1,676,971

Japan–37.14%
AIDA ENGINEERING, LTD.	95,400	830,123
Casio Computer Co., Ltd.	82,500	1,162,660
Daikin Industries, Ltd.	14,300	1,390,574
Daiwa House Industry Co., Ltd.	41,200	1,223,711
FUKUSHIMA INDUSTRIES CORP.	36,000	1,277,237
H.I.S. Co., Ltd.	31,900	760,621
Hitachi High-Technologies Corp.	24,100	960,973
K’s Holdings Corp.	43,300	833,178
Komatsu Ltd.	48,600	1,297,850
Konoike Transport Co., Ltd.	82,800	1,126,035
Mitsubishi Corp.	54,200	1,168,600
Mitsubishi UFJ Financial Group, Inc.	163,600	1,043,373
Nidec Corp.	14,500	1,329,356
Nifco Inc.	22,300	1,112,249
OMRON Corp.	29,300	1,226,145
OTSUKA CORP.	22,500	1,204,979
PALTAC CORP.	29,200	861,790
Relo Group, Inc.	57,000	935,726
Resorttrust, Inc.(b)	39,700	683,064

	Shares	Value
Japan–(continued)
SCSK Corp.	23,700	$953,528
Sekisui Chemical Co., Ltd.	70,700	1,185,997
Seria Co., Ltd.	16,600	742,545
Sumitomo Metal Mining Co., Ltd.	103,000	1,396,587
Temp Holdings Co. Ltd.	58,900	1,108,519
Tsubakimoto Chain Co.	138,000	1,214,081
Yamaha Motor Co., Ltd.	52,000	1,234,542
Yaskawa Electric Corp.	66,600	1,271,957
		29,536,000

Philippines–1.72%
Ayala Corp.	78,980	1,365,828

South Korea–11.56%
AMOREPACIFIC Group	13,299	1,537,220
BGF Retail Co., Ltd.	17,214	1,662,073
NAVER Corp.	2,206	1,551,268
Nongshim Co., Ltd.	2,864	798,038
Ottogi Corp.	1,079	699,005
Samsung Electronics Co., Ltd.	1,508	2,948,504
		9,196,108

Taiwan–7.26%
Largan Precision Co., Ltd.	9,000	1,494,042
Taiwan Semiconductor Manufacturing Co. Ltd.	667,143	4,277,225
		5,771,267

Thailand–1.79%
Siam Cement PCL (The)	92,200	1,423,382
Total Common Stocks & Other Equity Interests (Cost $61,512,143)		74,087,639

Money Market Funds–2.08%
Government & Agency Portfolio– Institutional Class, 0.67%(c)	991,149	991,149
Treasury Portfolio–Institutional Class, 0.63%(c)	660,764	660,764
Total Money Market Funds (Cost $1,651,913)		1,651,913
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–95.24% (Cost $63,164,056)		75,739,552

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.68%
Government & Agency Portfolio– Institutional Class, 0.67% (Cost $540,416)(c)(d)	540,416	540,416
TOTAL INVESTMENTS–95.92% (Cost $63,704,472)		76,279,968
OTHER ASSETS LESS LIABILITIES–4.08%		3,246,602
NET ASSETS–100.00%		$79,526,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	30.7%
Industrials	16.8
Consumer Discretionary	13.5
Financials	13.1
Consumer Staples	10.4
Materials	5.9
Real Estate	2.7
Health Care	0.1
Money Market Funds Plus Other Assets Less Liabilities	6.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $61,512,143)*	$74,087,639
Investments in affiliated money market funds, at value and cost	2,192,329
Total investments, at value (Cost $63,704,472)	76,279,968
Foreign currencies, at value (Cost $1,435,382)	1,433,195
Receivable for:
Fund shares sold	2,257,658
Dividends	358,506
Investment for trustee deferred compensation and retirement plans	40,989
Other assets	57,634
Total assets	80,427,950

Liabilities:
Payable for:
Fund shares reacquired	108,361
Collateral upon return of securities loaned	540,416
Accrued foreign taxes	16,765
Accrued fees to affiliates	62,107
Accrued trustees’ and officers’ fees and benefits	1,968
Accrued other operating expenses	79,129
Trustee deferred compensation and retirement plans	92,634
Total liabilities	901,380
Net assets applicable to shares outstanding	$79,526,570

Net assets consist of:
Shares of beneficial interest	$78,834,976
Undistributed net investment income (loss)	(307,305)
Undistributed net realized gain (loss)	(11,574,049)
Net unrealized appreciation	12,572,948
$79,526,570

Net Assets:
Class A	$65,864,915
Class B	$114,702
Class C	$4,480,534
Class R	$256,308
Class Y	$8,785,065
Class R5	$14,783
Class R6	$10,263

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,371,762
Class B	4,460
Class C	173,842
Class R	9,325
Class Y	311,092
Class R5	523
Class R6	363
Class A:
Net asset value per share	$27.77
Maximum offering price per share
(Net asset value of $27.77 ÷ 94.50%)	$29.39
Class B:
Net asset value and offering price per share	$25.72
Class C:
Net asset value and offering price per share	$25.77
Class R:
Net asset value and offering price per share	$27.49
Class Y:
Net asset value and offering price per share	$28.24
Class R5:
Net asset value and offering price per share	$28.27
Class R6:
Net asset value and offering price per share	$28.27

*	At April 30, 2017, securities with an aggregate value of $513,634 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $55,726)	$470,935
Dividends from affiliated money market funds (includes securities lending income of $614)	3,310
Total investment income	474,245

Expenses:
Advisory fees	315,694
Administrative services fees	24,794
Custodian fees	25,952
Distribution fees:
Class A	75,205
Class B	582
Class C	20,905
Class R	589
Transfer agent fees — A, B, C, R and Y	81,602
Transfer agent fees — R5	8
Trustees’ and officers’ fees and benefits	7,545
Registration and filing fees	37,819
Reports to shareholders	30,484
Professional services fees	33,156
Other	10,293
Total expenses	664,628
Less: Fees waived and expense offset arrangement(s)	(820)
Net expenses	663,808
Net investment income (loss)	(189,563)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $1,677)	4,206,852
Foreign currencies	(94,271)
4,112,581
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $36,426)	147,398
Foreign currencies	7,741
155,139
Net realized and unrealized gain	4,267,720
Net increase in net assets resulting from operations	$4,078,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(189,563)	$114,377
Net realized gain (loss)	4,112,581	(1,027,017)
Change in net unrealized appreciation	155,139	8,105,866
Net increase in net assets resulting from operations	4,078,157	7,193,226

Distributions to shareholders from net investment income:
Class A	(127,208)	—
Class Y	(33,986)	—
Class R5	(79)	—
Total distributions from net investment income	(161,273)	—

Share transactions–net:
Class A	(2,442,380)	(7,698,132)
Class B	(16,081)	(162,410)
Class C	(225,813)	(764,548)
Class R	933	(20,547)
Class Y	(2,183,419)	6,323,559
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(4,856,760)	(2,322,078)
Net increase (decrease) in net assets	(939,876)	4,871,148

Net assets:
Beginning of period	80,466,446	75,595,298
End of period (includes undistributed net investment income (loss) of $(307,305) and $43,531, respectively)	$79,526,570	$80,466,446

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pacific Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based

9                         Invesco  Pacific Growth Fund

on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

10                         Invesco  Pacific Growth Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

11                         Invesco  Pacific Growth Fund

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.87%
Next $1 billion	0.82%
Over $2 billion	0.77%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $415.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

12                         Invesco  Pacific Growth Fund

For the six months ended April 30, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $1,009 in front-end sales commissions from the sale of Class A shares and $805 and $222 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $11,441,208 and from Level 2 to Level 1 of $11,903,149, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$1,821,126	$1,042,741	$—	$2,863,867
China	8,161,316	2,168,201	58,328	10,387,845
Hong Kong	2,940,898	696	—	2,941,594
India	—	8,924,777	—	8,924,777
Indonesia	1,676,971	—	—	1,676,971
Japan	22,613,035	6,922,965	—	29,536,000
Philippines	1,365,828	—	—	1,365,828
South Korea	4,585,531	4,610,577	—	9,196,108
Taiwan	1,494,042	4,277,225	—	5,771,267
Thailand	1,423,382	—	—	1,423,382
Money Market Funds	2,192,329	—	—	2,192,329
Total Investments	$48,274,458	$27,947,182	$58,328	$76,279,968

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $405.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco  Pacific Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$14,498,927	$—	$14,498,927
Not subject to expiration	1,008,772	—	1,008,772
	$15,507,699	$—	$15,507,699

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $23,125,230 and $33,388,906, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,619,004
Aggregate unrealized (depreciation) of investment securities	(1,222,439)
Net unrealized appreciation of investment securities	$12,396,565

Cost of investments for tax purposes is $63,883,403.

14                         Invesco  Pacific Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	141,218	$3,793,109	279,894	$6,771,918
Class B	634	15,530	275	5,882
Class C	4,552	107,143	27,117	623,727
Class R	1,325	33,262	2,450	60,652
Class Y	225,790	5,896,421	366,237	9,295,285
Class R6(b)	363	10,000	—	—

Issued as reinvestment of dividends:
Class A	4,419	109,144	—	—
Class Y	1,175	29,501	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	585	14,984	4,452	112,008
Class B	(631)	(14,984)	(4,785)	(112,008)

Reacquired:
Class A	(249,124)	(6,359,617)	(581,521)	(14,582,058)
Class B	(711)	(16,627)	(2,418)	(56,284)
Class C	(13,783)	(332,956)	(60,951)	(1,388,275)
Class R	(1,290)	(32,329)	(3,457)	(81,199)
Class Y	(307,834)	(8,109,341)	(121,219)	(2,971,726)
Net increase (decrease) in share activity	(193,312)	$(4,856,760)	(93,926)	$(2,322,078)

(a)	There is an entity that is record owner of more than 5% of the outstanding shares of the Fund that owns 62% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Commencement date of April 4, 2017.

15                         Invesco  Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$26.31	$(0.07)	$1.58	$1.51	$(0.05)	$27.77	5.77%	$65,865	1.81	%(e)	1.81	%(e)	(0.50	)%(e)	32%
Year ended 10/31/16	24.03	0.04	2.24	2.28	—	26.31	9.49	65,107	1.64		1.64		0.17		31
Year ended 10/31/15	24.51	0.05	(0.50)	(0.45)	(0.03)	24.03	(1.84)	66,599	1.78		1.78		0.21		137
Year ended 10/31/14	23.90	0.14	0.82	0.96	(0.35)	24.51	4.10 (f)	73,457	1.77	(f)	1.77	(f)	0.60	(f)	63
Year ended 10/31/13	20.05	0.12	3.83	3.95	(0.10)	23.90	19.76	79,672	1.81		1.81		0.56		87
Year ended 10/31/12	20.05	0.15	0.20	0.35	(0.35)	20.05	1.81	74,319	1.79		1.79		0.76		101
Class B
Six months ended 04/30/17	24.40	(0.15)	1.47	1.32	—	25.72	5.50	115	2.56	(e)	2.56	(e)	(1.25	)(e)	32
Year ended 10/31/16	22.46	(0.13)	2.07	1.94	—	24.40	8.64	126	2.39		2.39		(0.58)		31
Year ended 10/31/15	23.05	(0.12)	(0.47)	(0.59)	—	22.46	(2.56)	272	2.53		2.53		(0.54)		137
Year ended 10/31/14	22.49	(0.04)	0.77	0.73	(0.17)	23.05	3.28	480	2.53		2.53		(0.16)		63
Year ended 10/31/13	18.92	(0.04)	3.61	3.57	—	22.49	18.87	889	2.56		2.56		(0.19)		87
Year ended 10/31/12	18.91	(0.00)	0.20	0.20	(0.19)	18.92	1.09	1,847	2.55		2.55		(0.00)		101
Class C
Six months ended 04/30/17	24.46	(0.15)	1.46	1.31	—	25.77	5.36 (g)	4,481	2.55	(e)(g)	2.55	(e)(g)	(1.24	)(e)(g)	32
Year ended 10/31/16	22.50	(0.13)	2.09	1.96	—	24.46	8.71 (g)	4,477	2.37	(g)	2.37	(g)	(0.56	)(g)	31
Year ended 10/31/15	23.09	(0.12)	(0.47)	(0.59)	—	22.50	(2.55)	4,880	2.53		2.53		(0.54)		137
Year ended 10/31/14	22.53	(0.03)	0.76	0.73	(0.17)	23.09	3.28 (g)	4,638	2.52	(g)	2.52	(g)	(0.15	)(g)	63
Year ended 10/31/13	18.95	(0.04)	3.62	3.58	—	22.53	18.89	5,049	2.56		2.56		(0.19)		87
Year ended 10/31/12	18.94	0.02	0.19	0.21	(0.20)	18.95	1.15 (g)	4,624	2.46	(g)	2.46	(g)	0.09	(g)	101
Class R
Six months ended 04/30/17	26.02	(0.10)	1.57	1.47	—	27.49	5.65	256	2.06	(e)	2.06	(e)	(0.75	)(e)	32
Year ended 10/31/16	23.82	(0.02)	2.22	2.20	—	26.02	9.24	242	1.89		1.89		(0.08)		31
Year ended 10/31/15	24.33	(0.01)	(0.50)	(0.51)	—	23.82	(2.10)	245	2.03		2.03		(0.04)		137
Year ended 10/31/14	23.74	0.08	0.80	0.88	(0.29)	24.33	3.78	344	2.03		2.03		0.34		63
Year ended 10/31/13	19.93	0.07	3.80	3.87	(0.06)	23.74	19.44	295	2.06		2.06		0.31		87
Year ended 10/31/12	19.95	0.10	0.20	0.30	(0.32)	19.93	1.59	236	2.05		2.05		0.50		101
Class Y
Six months ended 04/30/17	26.79	(0.03)	1.60	1.57	(0.12)	28.24	5.92	8,785	1.56	(e)	1.56	(e)	(0.25	)(e)	32
Year ended 10/31/16	24.41	0.11	2.27	2.38	—	26.79	9.75	10,501	1.39		1.39		0.42		31
Year ended 10/31/15	24.90	0.12	(0.52)	(0.40)	(0.09)	24.41	(1.59)	3,587	1.53		1.53		0.46		137
Year ended 10/31/14	24.28	0.20	0.82	1.02	(0.40)	24.90	4.34	2,944	1.53		1.53		0.84		63
Year ended 10/31/13	20.37	0.18	3.88	4.06	(0.15)	24.28	20.03	3,291	1.56		1.56		0.81		87
Year ended 10/31/12	20.37	0.20	0.21	0.41	(0.41)	20.37	2.10	5,240	1.55		1.55		1.00		101
Class R5
Six months ended 04/30/17	26.84	(0.02)	1.60	1.58	(0.15)	28.27	5.96	15	1.44	(e)	1.44	(e)	(0.13	)(e)	32
Year ended 10/31/16	24.42	0.13	2.29	2.42	—	26.84	9.91	14	1.28		1.28		0.53		31
Year ended 10/31/15	24.92	0.15	(0.52)	(0.37)	(0.13)	24.42	(1.47)	13	1.39		1.39		0.60		137
Year ended 10/31/14	24.30	0.24	0.82	1.06	(0.44)	24.92	4.48	13	1.37		1.37		1.00		63
Year ended 10/31/13	20.39	0.21	3.89	4.10	(0.19)	24.30	20.23	13	1.43		1.43		0.94		87
Year ended 10/31/12	20.39	0.24	0.20	0.44	(0.44)	20.39	2.24	11	1.37		1.37		1.18		101
Class R6
Six months ended 04/30/17(h)	27.48	(0.00)	0.79	0.79	—	28.27	2.87	10	1.36	(e)	1.36	(e)	(0.05	)(e)	32

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $61,005, $117, $4,267, $237, $7,533, $14 and $10 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for Class A shares for the year ended October 31, 2014.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.98%, 0.99% and 0.90% for Class C shares for the six months ended April 30, 2017 and the years ended October 31, 2016, 2014 and 2012, respectively.
(h)	Commencement date of April 4, 2017.

16                         Invesco  Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,057.70	$9.23	$1,015.82	$9.05	1.81%
B	1,000.00	1,053.70	13.04	1,012.10	12.77	2.56
C	1,000.00	1,054.00	12.99	1,012.15	12.72	2.55
R	1,000.00	1,056.50	10.50	1,014.58	10.29	2.06
Y	1,000.00	1,059.20	7.96	1,017.06	7.80	1.56
R5	1,000.00	1,059.60	7.35	1,017.65	7.20	1.44
R6	1,000.00	1,028.70	1.02	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

17                         Invesco  Pacific Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Pacific Growth Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154
The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Pacific Growth Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) – (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	711,878	109,656	66,973	362,541
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	757,232	70,398	60,877	362,541
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	744,928	80,860	62,719	362,541

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco  Pacific Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                                    Invesco Distributors, Inc.                                                      MS-PGRO-SAR-1                 06132017        0824

Semiannual Report to Shareholders	April 30, 2017

Invesco Select Companies Fund
Nasdaq:
A: ATIAX ∎ B: ATIBX ∎ C: ATICX ∎ R: ATIRX ∎ Y: ATIYX ∎ R5: ATIIX ∎ R6: ATISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.96%
Class B Shares	18.55
Class C Shares	18.51
Class R Shares	18.86
Class Y Shares	19.13
Class R5 Shares	19.15
Class R6 Shares*	18.95
S&P 500 Index▼ (Broad Market Index)	13.32
Russell 2000 Index▼ (Style-Specific Index)	18.37
Lipper Small-Cap Core Funds Index∎ (Peer Group Index)	17.51
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Select Companies Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.95%
10 Years	7.05
5 Years	8.60
1 Year	17.83

Class B Shares
Inception (11/4/03)	9.93%
10 Years	7.00
5 Years	8.76
1 Year	18.70

Class C Shares
Inception (11/4/03)	9.60%
10 Years	6.85
5 Years	9.02
1 Year	22.76

Class R Shares
Inception (4/30/04)	10.09%
10 Years	7.39
5 Years	9.56
1 Year	24.36

Class Y Shares
10 Years	7.88%
5 Years	10.12
1 Year	25.00

Class R5 Shares
Inception (4/30/04)	10.80%
10 Years	8.07
5 Years	10.20
1 Year	25.08

Class R6 Shares
10 Years	7.65%
5 Years	9.84
1 Year	24.69

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.83%
10 Years	6.90
5 Years	7.52
1 Year	16.30

Class B Shares
Inception (11/4/03)	9.81%
10 Years	6.87
5 Years	7.68
1 Year	17.08

Class C Shares
Inception (11/4/03)	9.48%
10 Years	6.70
5 Years	7.93
1 Year	21.13

Class R Shares
Inception (4/30/04)	9.97%
10 Years	7.24
5 Years	8.46
1 Year	22.71

Class Y Shares
10 Years	7.73%
5 Years	9.02
1 Year	23.42

Class R5 Shares
Inception (4/30/04)	10.68%
10 Years	7.93
5 Years	9.10
1 Year	23.43

sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 0.90% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.26%, 2.01%, 2.01%, 1.51%, 1.01%, 0.91% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Select Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Select Companies Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks–89.57%
Airlines–3.92%
Spirit Airlines Inc.(b)	370,585	$21,223,403

Aluminum–0.01%
Cymat Technologies Ltd. (Canada)(b)	249,750	45,737

Apparel, Accessories & Luxury Goods–0.00%
Hampshire Group, Ltd.(b)(c)	592,824	2,371

Application Software–2.13%
Nuance Communications, Inc.(b)	644,336	11,527,171

Automotive Retail–3.12%
America’s Car-Mart, Inc.(b)(c)	453,248	16,906,150

Cable & Satellite–5.59%
Liberty Broadband Corp.–Class A(b)	336,592	30,269,719

Commodity Chemicals–2.69%
Chemtrade Logistics Income Fund (Canada)	1,045,784	14,562,761

Communications Equipment–9.78%
CommScope Holding Co., Inc.(b)	786,536	33,065,974
Mitel Networks Corp.(b)	2,817,752	19,893,329
		52,959,303

Consumer Finance–6.66%
Encore Capital Group, Inc.(b)	1,081,071	36,053,718

Data Processing & Outsourced Services–6.42%
Alliance Data Systems Corp.	66,801	16,675,534
Global Payments Inc.	221,277	18,091,607
		34,767,141

Diversified Support Services–2.33%
Performant Financial Corp.(b)(c)	5,527,196	12,602,007

Education Services–0.51%
American Public Education Inc.(b)	124,094	2,742,477

Electrical Components & Equipment–4.97%
Regal-Beloit Corp.	341,072	26,893,527

Health Care Supplies–3.06%
Cooper Cos., Inc. (The)	82,635	16,554,270

IT Consulting & Other Services–4.98%
Booz Allen Hamilton Holding Corp.	750,561	26,967,657

	Shares	Value
Life Sciences Tools & Services–4.99%
Charles River Laboratories International, Inc.(b)	301,402	$27,035,759

Oil & Gas Equipment & Services–0.74%
ION Geophysical Corp.(b)(c)	938,486	4,035,490

Oil & Gas Storage & Transportation–4.55%
GasLog Ltd. (Monaco)	1,760,030	24,640,420

Other Diversified Financial Services–0.00%
Brompton Corp. (Canada)(b)	69,374	0

Publishing–4.29%
John Wiley & Sons, Inc.–Class A	440,684	23,224,047

Real Estate Services–3.63%
Colliers International Group Inc. (Canada)	401,099	19,638,470

Semiconductors–4.20%
Microsemi Corp.(b)	484,010	22,719,429

Specialty Chemicals–3.21%
Axalta Coating Systems Ltd.(b)	553,938	17,377,035

Systems Software–4.33%
TiVo Corp.	1,186,166	23,426,778

Trading Companies & Distributors–3.46%
SiteOne Landscape Supply, Inc.(b)	391,501	18,717,663
Total Common Stocks (Cost $433,548,046)		484,892,503

Money Market Funds–13.78%
Government & Agency Portfolio–Institutional Class, 0.67%(d)	44,755,765	44,755,765
Treasury Portfolio–Institutional Class, 0.63%(d)	29,837,176	29,837,176
Total Money Market Funds (Cost $74,592,941)		74,592,941
TOTAL INVESTMENTS–103.35% (Cost $508,140,987)		559,485,444
OTHER ASSETS LESS LIABILITIES–(3.35)%		(18,133,481)
NET ASSETS–100.00%		$541,351,963

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2017 was $33,546,018, which represented 6.20% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Companies Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	31.8%
Industrials	14.7
Consumer Discretionary	13.5
Health Care	8.1
Financials	6.7
Materials	5.9
Energy	5.3
Real Estate	3.6
Money Market Funds Plus Other Assets Less Liabilities	10.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Companies Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $284,361,798)	$451,346,485
Investments in affiliates, at value (Cost $223,779,189)	108,138,959
Total investments, at value (Cost $508,140,987)	559,485,444
Foreign currencies, at value (Cost $65,258)	64,705
Receivable for:
Investments sold	3,770,387
Fund shares sold	370,689
Dividends	95,006
Investment for trustee deferred compensation and retirement plans	150,927
Other assets	61,299
Total assets	563,998,457

Liabilities:
Payable for:
Investments purchased	20,273,200
Fund shares reacquired	1,693,816
Accrued fees to affiliates	428,319
Accrued trustees’ and officers’ fees and benefits	2,716
Accrued other operating expenses	79,378
Trustee deferred compensation and retirement plans	169,065
Total liabilities	22,646,494
Net assets applicable to shares outstanding	$541,351,963

Net assets consist of:
Shares of beneficial interest	$440,604,673
Undistributed net investment income (loss)	(4,869,164)
Undistributed net realized gain	54,275,447
Net unrealized appreciation	51,341,007
$541,351,963

Net Assets:
Class A	$268,676,033
Class B	$1,857,072
Class C	$107,718,633
Class R	$27,072,421
Class Y	$104,392,065
Class R5	$31,625,404
Class R6	$10,335

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,987,921
Class B	111,255
Class C	6,466,548
Class R	1,470,617
Class Y	5,322,355
Class R5	1,548,763
Class R6	506
Class A:
Net asset value per share	$19.21
Maximum offering price per share
(Net asset value of $19.21 ÷ 94.50%)	$20.33
Class B:
Net asset value and offering price per share	$16.69
Class C:
Net asset value and offering price per share	$16.66
Class R:
Net asset value and offering price per share	$18.41
Class Y:
Net asset value and offering price per share	$19.61
Class R5:
Net asset value and offering price per share	$20.42
Class R6:
Net asset value and offering price per share	$20.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Select Companies Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $73,917)	$1,962,724
Dividends from affiliates	94,884
Total investment income	2,057,608

Expenses:
Advisory fees	2,026,972
Administrative services fees	76,176
Custodian fees	2,510
Distribution fees:
Class A	380,811
Class B	11,032
Class C	533,293
Class R	73,443
Transfer agent fees — A, B, C, R and Y	552,808
Transfer agent fees — R5	16,839
Trustees’ and officers’ fees and benefits	12,742
Registration and filing fees	44,978
Reports to shareholders	65,949
Professional services fees	8,259
Other	5,722
Total expenses	3,811,534
Less: Fees waived and expense offset arrangement(s)	(23,380)
Net expenses	3,788,154
Net investment income (loss)	(1,730,546)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	54,549,774
Foreign currencies	(16,515)
54,533,259
Change in net unrealized appreciation (depreciation) of:
Investment securities	44,232,621
Foreign currencies	(3,166)
44,229,455
Net realized and unrealized gain	98,762,714
Net increase in net assets resulting from operations	$97,032,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Select Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(1,730,546)	$(3,817,407)
Net realized gain	54,533,259	22,461,203
Change in net unrealized appreciation (depreciation)	44,229,455	(2,473,372)
Net increase in net assets resulting from operations	97,032,168	16,170,424

Distributions to shareholders from net realized gains:
Class A	(11,477,261)	(90,607,514)
Class B	(93,783)	(852,464)
Class C	(4,283,225)	(27,331,498)
Class R	(1,126,806)	(9,286,133)
Class Y	(1,868,112)	(25,445,697)
Class R5	(1,176,563)	(9,411,972)
Total distributions from net realized gains	(20,025,750)	(162,935,278)

Share transactions–net:
Class A	(77,487,440)	(88,653,328)
Class B	(699,600)	(960,874)
Class C	(5,392,177)	(2,538,965)
Class R	(6,558,433)	(7,773,269)
Class Y	9,963,649	(43,089,014)
Class R5	(6,055,268)	(10,311,968)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(86,219,269)	(153,327,418)
Net increase (decrease) in net assets	(9,212,851)	(300,092,272)

Net assets:
Beginning of period	550,564,814	850,657,086
End of period (includes undistributed net investment income (loss) of $(4,869,164) and $(3,138,618), respectively)	$541,351,963	$550,564,814

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Companies Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Effective April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Effective the open of business on October 17, 2016, the Fund re-opened public sales of its shares to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Select Companies Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors

10                         Invesco Select Companies Fund

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Select Companies Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $20,833.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $12,070 in front-end sales commissions from the sale of Class A shares and $1,441 from Class C shares, for CDSC imposed on redemptions by shareholders.

For the Six months ended April 30, 2017, the fund incurred $2,220 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser, for portfolio transactions on behalf of the fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Select Companies Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$484,890,132	$2,371	$0	$484,892,503
Money Market Funds	74,592,941	—	—	74,592,941
Total Investments	$559,483,073	$2,371	$0	$559,485,444

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/17	Dividend Income
America’s Car-Mart, Inc.	$26,875,338	$—	$(8,954,076)	$(1,660,597)	$645,485	$16,906,150	$—
Encore Capital Group, Inc.(a)	31,706,504	—	(14,791,843)	27,832,261	(8,693,204)	36,053,718	—
Hampshire Group, Ltd.	7,114	—	—	(4,743)	—	2,371	—
ION Geophysical Corp.	5,537,067	—	—	(1,501,577)	—	4,035,490	—
Performant Financial Corp.	16,526,316	—	—	(3,924,309)	—	12,602,007	—
Total	$80,652,339	$—	$(23,745,919)	$20,741,035	$(8,047,719)	$69,599,736	$—

(a)	As of April 30, 2017, this security is no longer considered as an affiliate of the fund.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,547.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Select Companies Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $42,748,821 and $181,750,956, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$185,424,121
Aggregate unrealized (depreciation) of investment securities	(134,277,219)
Net unrealized appreciation of investment securities	$51,146,902

Cost of investments for tax purposes is $508,338,542.

14                         Invesco Select Companies Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,307,045	$23,930,065	1,203,364	$19,243,385
Class B	1,329	20,885	1,546	21,378
Class C	312,236	4,922,031	69,465	978,040
Class R	148,494	2,611,809	378,007	5,747,730
Class Y	3,329,828	61,847,750	921,734	15,071,060
Class R5	209,404	4,067,841	446,188	7,561,416
Class R6(b)	506	10,000	—	—

Issued as reinvestment of dividends:
Class A	633,827	11,434,236	5,815,428	85,254,170
Class B	5,839	91,796	61,365	794,066
Class C	270,789	4,248,675	2,045,411	26,406,259
Class R	65,096	1,126,806	657,658	9,286,133
Class Y	99,489	1,831,586	1,568,201	23,381,875
Class R5	61,424	1,176,274	603,276	9,338,706

Automatic conversion of Class B shares to Class A shares:
Class A	26,243	490,408	71,499	1,143,484
Class B	(30,137)	(490,408)	(81,026)	(1,143,484)

Reacquired:
Class A	(6,225,198)	(113,342,149)	(12,105,276)	(194,294,367)
Class B	(20,089)	(321,873)	(44,170)	(632,834)
Class C	(913,397)	(14,562,883)	(2,101,670)	(29,923,264)
Class R	(586,965)	(10,297,048)	(1,485,324)	(22,807,132)
Class Y	(2,876,899)	(53,715,687)	(4,863,702)	(81,541,949)
Class R5	(585,672)	(11,299,383)	(1,608,274)	(27,212,090)
Net increase (decrease) in share activity	(4,766,808)	$(86,219,269)	(8,446,300)	$(153,327,418)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

15                         Invesco Select Companies Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$16.72	$(0.05)	$3.18		$3.13	$—	$(0.64)	$(0.64)	$19.21	18.96%	$268,676	1.27	%(d)	1.28	%(d)	(0.52	)%(d)	8%
Year ended 10/31/16	20.44	(0.08)	0.56		0.48	—	(4.20)	(4.20)	16.72	5.22	305,003	1.24		1.25		(0.53)		20
Year ended 10/31/15	25.47	(0.19)	(2.37)		(2.56)	—	(2.47)	(2.47)	20.44	(10.79)	475,536	1.17		1.20		(0.86)		14
Year ended 10/31/14	23.95	(0.06)	2.71		2.65	—	(1.13)	(1.13)	25.47	11.66	754,310	1.16		1.20		(0.28)		10
Year ended 10/31/13	20.57	(0.12)	4.95		4.83	(0.23)	(1.22)	(1.45)	23.95	25.11	883,072	1.16		1.20		(0.55)		19
Year ended 10/31/12	18.97	(0.07)	1.67	(e)	1.60	—	—	—	20.57	8.43	725,950	1.18		1.23		(0.34)		37
Class B
Six months ended 04/30/17	14.65	(0.10)	2.78		2.68	—	(0.64)	(0.64)	16.69	18.55	1,857	2.02	(d)	2.03	(d)	(1.27	)(d)	8
Year ended 10/31/16	18.59	(0.18)	0.44		0.26	—	(4.20)	(4.20)	14.65	4.36	2,261	1.99		2.00		(1.28)		20
Year ended 10/31/15	23.55	(0.33)	(2.16)		(2.49)	—	(2.47)	(2.47)	18.59	(11.44)	4,027	1.92		1.95		(1.61)		14
Year ended 10/31/14	22.40	(0.23)	2.51		2.28	—	(1.13)	(1.13)	23.55	10.77	9,039	1.91		1.95		(1.03)		10
Year ended 10/31/13	19.32	(0.26)	4.65		4.39	(0.09)	(1.22)	(1.31)	22.40	24.22	11,551	1.91		1.95		(1.30)		19
Year ended 10/31/12	17.95	(0.21)	1.58	(e)	1.37	—	—	—	19.32	7.63	13,251	1.93		1.98		(1.09)		37
Class C
Six months ended 04/30/17	14.63	(0.10)	2.77		2.67	—	(0.64)	(0.64)	16.66	18.51	107,719	2.02	(d)	2.03	(d)	(1.27	)(d)	8
Year ended 10/31/16	18.57	(0.18)	0.44		0.26	—	(4.20)	(4.20)	14.63	4.39	99,413	1.99		2.00		(1.28)		20
Year ended 10/31/15	23.53	(0.33)	(2.16)		(2.49)	—	(2.47)	(2.47)	18.57	(11.45)	125,947	1.92		1.95		(1.61)		14
Year ended 10/31/14	22.37	(0.23)	2.52		2.29	—	(1.13)	(1.13)	23.53	10.83	180,853	1.91		1.95		(1.03)		10
Year ended 10/31/13	19.30	(0.26)	4.64		4.38	(0.09)	(1.22)	(1.31)	22.37	24.19	182,221	1.91		1.95		(1.30)		19
Year ended 10/31/12	17.93	(0.21)	1.58	(e)	1.37	—	—	—	19.30	7.64	160,090	1.93		1.98		(1.09)		37
Class R
Six months ended 04/30/17	16.06	(0.07)	3.06		2.99	—	(0.64)	(0.64)	18.41	18.86	27,072	1.52	(d)	1.53	(d)	(0.77	)(d)	8
Year ended 10/31/16	19.86	(0.12)	0.52		0.40	—	(4.20)	(4.20)	16.06	4.90	29,623	1.49		1.50		(0.78)		20
Year ended 10/31/15	24.88	(0.24)	(2.31)		(2.55)	—	(2.47)	(2.47)	19.86	(11.03)	45,561	1.42		1.45		(1.11)		14
Year ended 10/31/14	23.48	(0.12)	2.65		2.53	—	(1.13)	(1.13)	24.88	11.37	70,177	1.41		1.45		(0.53)		10
Year ended 10/31/13	20.19	(0.17)	4.86		4.69	(0.18)	(1.22)	(1.40)	23.48	24.83	76,385	1.41		1.45		(0.80)		19
Year ended 10/31/12	18.66	(0.12)	1.65	(e)	1.53	—	—	—	20.19	8.20	71,040	1.43		1.48		(0.59)		37
Class Y
Six months ended 04/30/17	17.04	(0.03)	3.24		3.21	—	(0.64)	(0.64)	19.61	19.07	104,392	1.02	(d)	1.03	(d)	(0.27	)(d)	8
Year ended 10/31/16	20.71	(0.04)	0.57		0.53	—	(4.20)	(4.20)	17.04	5.44	81,269	0.99		1.00		(0.28)		20
Year ended 10/31/15	25.71	(0.13)	(2.40)		(2.53)	—	(2.47)	(2.47)	20.71	(10.56)	147,927	0.92		0.95		(0.61)		14
Year ended 10/31/14	24.11	(0.01)	2.74		2.73	—	(1.13)	(1.13)	25.71	11.92	304,629	0.91		0.95		(0.03)		10
Year ended 10/31/13	20.69	(0.06)	4.98		4.92	(0.28)	(1.22)	(1.50)	24.11	25.47	372,632	0.91		0.95		(0.30)		19
Year ended 10/31/12	19.03	(0.02)	1.68	(e)	1.66	—	—	—	20.69	8.72	235,268	0.93		0.98		(0.09)		37
Class R5
Six months ended 04/30/17	17.71	(0.02)	3.37		3.35	—	(0.64)	(0.64)	20.42	19.15	31,625	0.90	(d)	0.91	(d)	(0.15	)(d)	8
Year ended 10/31/16	21.33	(0.03)	0.61		0.58	—	(4.20)	(4.20)	17.71	5.54	32,996	0.89		0.90		(0.18)		20
Year ended 10/31/15	26.38	(0.12)	(2.46)		(2.58)	—	(2.47)	(2.47)	21.33	(10.47)	51,659	0.85		0.88		(0.54)		14
Year ended 10/31/14	24.69	0.01	2.81		2.82	—	(1.13)	(1.13)	26.38	12.01	66,042	0.84		0.88		0.04		10
Year ended 10/31/13	21.16	(0.05)	5.10		5.05	(0.30)	(1.22)	(1.52)	24.69	25.53	81,527	0.83		0.87		(0.22)		19
Year ended 10/31/12	19.45	(0.00)	1.71	(e)	1.71	—	—	—	21.16	8.79	71,138	0.84		0.89		(0.00)		37
Class R6
Six months ended 04/30/17(f)	20.05	(0.00)	0.37		0.37	—	—	—	20.42	1.84	10	0.84	(d)	0.85	(d)	(0.09	)(d)	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $307,173, $2,225, $107,543, $29,621, $75,384, $34,003 and $10 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized) include capital gains realized on distributions from Booz Allen Hamilton Holding Corp. on June 7, 2012 and Generac Holdings, Inc. on July 2, 2012. Net gains (losses) on securities (both realized and unrealized) excluding the capital gains are $1.55, $1.46, $1.46, $1.53, $1.56 and $1.59 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of April 4, 2017 for Class R6 shares.

16                         Invesco Select Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,189.60	$6.89	$1,018.50	$6.36	1.27%
B	1,000.00	1,185.50	10.95	1,014.78	10.09	2.02
C	1,000.00	1,185.10	10.94	1,014.78	10.09	2.02
R	1,000.00	1,188.60	8.25	1,017.26	7.60	1.52
Y	1,000.00	1,191.30	5.54	1,019.74	5.11	1.02
R5	1,000.00	1,191.50	4.89	1,020.33	4.51	0.90
R6	1,000.00	1,018.40	0.63	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016, through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

17                         Invesco Select Companies Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Select Companies Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)*	David C. Arch	531,197,227	15,013,721
	James T. Bunch	531,183,836	15,027,112
	Bruce L. Crockett	531,230,236	14,980,712
	Jack M. Fields	531,263,200	14,947,748
	Martin L. Flanagan	531,657,186	14,553,762
	Cynthia Hostetler	531,519,854	14,691,094
	Dr. Eli Jones	531,321,474	14,889,474
	Dr. Prema Mathai-Davis	531,131,847	15,079,101
	Teresa M. Ressel	531,625,752	14,585,196
	Dr. Larry Soll	531,316,895	14,894,053
	Ann Barnett Stern	531,742,260	14,468,688
	Raymond Stickel, Jr.	531,058,564	15,152,384
	Philip A. Taylor	531,464,070	14,746,878
	Robert C. Troccoli	531,278,632	14,932,316
	Christopher L. Wilson	531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Select Companies Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) – (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	10,441,402	822,447	1,139,146	4,898,097
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	10,790,831	513,516	1,098,659	4,898,086
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	10,629,997	605,916	1,167,092	4,898,087

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

18                         Invesco Select Companies Fund

Explore High-Conviction Investing with Invesco

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338                      Invesco Distributors, Inc.                                                                                      SCO-SAR-1            06092017      0919

Semiannual Report to Shareholders	April 30, 2017

Invesco World Bond Fund
Nasdaq:
A: AUBAX ∎ B: AUBBX ∎ C: AUBCX ∎ Y: AUBYX ∎ R5: AUBIX ∎ R6: AUBFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
24	Financial Highlights
25	Fund Expenses
26	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

 Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.83%
Class B Shares	-1.27
Class C Shares	-1.27
Class Y Shares	-0.78
Class R5 Shares	-0.79
Class R6 Shares	-0.69
Bloomberg Barclays Global Aggregate Index▼ (Broad Market/Style-Specific Index)*	-1.63
Bloomberg Barclays Global Aggregate ex-U.S. Index▼ (Former Broad Market/Style-Specific Index)*	-2.48
Lipper Global Income Funds Index∎ (Peer Group Index)*	1.04
Lipper International Income Funds Index∎ (Former Peer Group Index)*	0.97
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

*   The Fund has changed its broad market/style-specific index from the Bloomberg Barclays Global Aggregate ex-U.S. Index to the Bloomberg Barclays Global Aggregate Index. The Fund also has changed its peer group index from the Lipper International Income Funds Index to the Lipper Global Income Funds Index. These changes were made in connection with repositioning the Fund as a global fixed income fund.

The Bloomberg Barclays Global Aggregate Index is an unmanaged index considered representative of global investment grade, fixed-income markets.

    The Bloomberg Barclays Global Aggregate ex-U.S. Index is an unmanaged index considered representative of bonds of foreign countries.

    The Lipper Global Income Funds Index is an unmanaged index considered representative of global income funds tracked by Lipper.

    The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco World Bond Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	2.99%
10 Years	2.38
5 Years	-0.63
1 Year	-5.79

Class B Shares
Inception (3/31/06)	2.83%
10 Years	2.20
5 Years	-0.87
1 Year	-7.23

Class C Shares
Inception (3/31/06)	2.60%
10 Years	2.04
5 Years	-0.53
1 Year	-3.39

Class Y Shares
10 Years	3.03%
5 Years	0.49
1 Year	-1.46

Class R5 Shares
Inception (3/31/06)	3.64%
10 Years	3.07
5 Years	0.47
1 Year	-1.46

Class R6 Shares
10 Years	2.94%
5 Years	0.46
1 Year	-1.36

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (3/31/06)	2.90%
10 Years	2.36
5 Years	-0.49
1 Year	-3.80

Class B Shares
Inception (3/31/06)	2.74%
10 Years	2.19
5 Years	-0.72
1 Year	-5.16

Class C Shares
Inception (3/31/06)	2.52%
10 Years	2.03
5 Years	-0.38
1 Year	-1.23

Class Y Shares
10 Years	3.02%
5 Years	0.64
1 Year	0.76

Class R5 Shares
Inception (3/31/06)	3.55%
10 Years	3.06
5 Years	0.62
1 Year	0.66

Class R6 Shares
10 Years	2.93%
5 Years	0.62
1 Year	0.76

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.94%, 1.69%, 1.69%, 0.69%, 0.69% and 0.69%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.84%, 2.59%, 2.59%, 1.59%, 1.30% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco World Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco World Bond Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–48.36%(a)
Australia–1.98%
Australia Government Bond, Series TB136, REGS, Sr. Unsec. Bonds, 4.75%, 04/21/2027(b)	AUD	800,000	$713,006

Austria–1.28%
OMV AG, REGS, Jr. Unsec. Sub. Euro Bonds, 6.75%(b)(c)	EUR	400,000	461,438

Belgium–0.67%
Solvay Finance S.A., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 5.12%(b)(c)	EUR	200,000	241,038

Canada–2.49%
City of Ottawa, Unsec. Bonds, 3.10%, 07/27/2048	CAD	500,000	351,419
Province of British Columbia, Unsec. Bonds, 2.80%, 06/18/2048	CAD	290,000	205,172
Province of Ontario Canada, Unsec. Bonds, 3.45%, 06/02/2045	CAD	430,000	338,333
			894,924

Colombia–0.98%
Colombian Titulos De Tesoreria, Series B, Unsec. Bonds, 7.00%, 06/30/2032	COP	1,000,000,000	351,680

France–5.47%
French Republic Government Bond OAT, REGS, Unsec. Euro Bonds,
1.00%, 05/25/2027(b)	EUR	880,000	973,723
1.75%, 05/25/2066(b)	EUR	500,000	496,122
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88%(b)(c)	GBP	200,000	285,459
TOTAL S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 2.63%(b)(c)	EUR	200,000	212,407
			1,967,711

Germany–0.50%
Volkswagen International Finance N.V., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 3.88%(b)(c)	EUR	160,000	181,560

India–1.30%
Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(b)	INR	30,000,000	468,883

Indonesia–1.50%
Indonesia Treasury Bond, Series FR54, Sr. Unsec. Bonds, 9.50%, 07/15/2031	IDR	6,200,000,000	539,285

	Principal Amount		Value
Italy–2.02%
Italy Buoni Poliennali Del Tesoro, REGS, Sr. Unsec. Euro Bonds, 2.80%, 03/1/2067(b)	EUR	800,000	$725,509

Japan–4.16%
Japan Government Forty Year Bond, Sr. Unsec. Bonds, 0.40%, 03/20/2056	JPY	200,000,000	1,496,588

Luxembourg–0.49%
SES S.A., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 4.63%(b)(c)	EUR	150,000	175,007

Mexico–5.60%
Mexican Bonos, Series M, Sr. Unsec. Bonds, 7.50%, 06/3/2027	MXN	30,000,000	1,625,577
Petróleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.75%, 04/21/2027(b)	EUR	400,000	391,821
			2,017,398

Netherlands–2.22%
Achmea B.V., Series 1, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.00%(c)	EUR	500,000	566,943
Coöperatieve Rabobank U.A., REGS, Jr. Unsec. Sub. Euro Bonds, 5.50%(b)(c)	EUR	200,000	230,656
			797,599

Russia–3.06%
Russian Federal Bond — OFZ, Series 6214, Unsec. Bonds, 6.40%, 05/27/2020	RUB	65,000,000	1,102,948

Spain–1.00%
Spain Government Bond, REGS, Sr. Unsec. Euro Bonds, 3.45%, 07/30/2066(b)	EUR	320,000	361,844

Switzerland–0.66%
UBS Group AG, REGS, Jr. Unsec. Sub. Euro Bonds, 5.75%(b)(c)	EUR	200,000	238,545

United Kingdom–7.32%
Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	200,000	260,335
Coventry Building Society (The), REGS, Jr. Unsec. Sub. Euro Bonds, 6.38%(b)(c)	GBP	280,000	364,485
Direct Line Insurance Group PLC, REGS, Unsec. Gtd. Sub. Euro Notes, 9.25%, 04/27/2042(b)	GBP	280,000	457,935
Nationwide Building Society, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88%(b)(c)	GBP	200,000	269,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco World Bond Fund

	Principal Amount		Value
United Kingdom–(continued)
NGG Finance PLC, REGS, Unsec. Gtd. Sub. Euro Notes, 5.63%, 06/18/2073(b)	GBP	250,000	$360,661
Scottish Widows Ltd., REGS, Unsec. Sub. Euro Notes, 5.50%, 06/16/2023(b)	GBP	150,000	216,710
United Kingdom Gilt, REGS, Unsec. Bonds, 3.50%, 07/22/2068(b)	GBP	325,000	708,156
			2,637,362

United States–5.66%
Apple Inc., REGS, Sr. Unsec. Medium-Term Notes, 3.70%, 08/28/2022(b)	AUD	1,100,000	854,714
Goldman Sachs Group, Inc. (The), REGS, Sr. Unsec. Medium-Term DIP Notes, 5.00%, 08/8/2018(b)	AUD	600,000	463,297
Netflix, Inc., Sr. Unsec. Notes, 3.63%, 05/15/2027(b)	EUR	650,000	721,073
			2,039,084
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,038,310)			17,411,409

U.S. Dollar Denominated Bonds & Notes–31.48%
Brazil–1.54%
Odebrecht Drilling Norbe VIII/IX Ltd., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.35%, 06/30/2022(b)		$143,000	86,872
Petrobras Global Finance B.V.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 01/17/2027		110,000	118,250
8.75%, 05/23/2026		300,000	350,062
			555,184

Canada–1.42%
First Quantum Minerals Ltd.,
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/2023(b)		200,000	203,750
7.50%, 04/01/2025(b)		300,000	307,500
			511,250

Chile–0.56%
LATAM Finance Ltd., Sr. Unsec. Gtd. Notes, 6.88%, 04/11/2024(b)		200,000	202,250

Colombia–0.55%
Avianca Holdings S.A./ Avianca Leasing LLC/ Grupo Taca Holdings, REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(b)		200,000	198,300

El Salvador–0.42%
El Salvador Government International Bond, Sr. Unsec. Notes, 8.63%, 02/28/2029(b)		148,000	150,094

	Principal Amount	Value
Guatemala–0.57%
Energuate Trust, Sr. Unsec. Gtd. Notes, 5.88%, 05/3/2027(b)	$200,000	$204,000

India–1.13%
Vedanta Resources PLC, Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	400,000	408,500

Ivory Coast–0.52%
Ivory Coast Government International Bond, REGS, Sr. Unsec. Euro Bonds, 5.75%, 12/31/2032(b)(d)	196,000	188,797

Kazakhstan–1.36%
KazMunayGas National Co. JSC, Sr. Unsec. Notes, 5.75%, 04/19/2047(b)	500,000	490,000

Luxembourg–0.83%
VM Holding S.A., Sr. Unsec. Gtd. Notes, 5.38%, 05/4/2027(b)	300,000	297,144

Mexico–3.71%
Mexico City Airport Trust,
Sr. Sec. Notes,
4.25%, 10/31/2026(b)	219,000	223,307
REGS, Sr. Sec. Euro Bonds,
5.50%, 10/31/2046(b)	200,000	198,270
Petróleos Mexicanos, Sr. Unsec. Gtd. Global Notes, 6.75%, 09/21/2047	500,000	509,097
SixSigma Networks México, S.A. de C.V., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 11/7/2021(b)	200,000	201,000
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R., Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(b)	200,000	204,601
		1,336,275

Netherlands–1.64%
AerCap Global Aviation Trust, Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	267,000	281,685
ING Groep N.V., Jr. Unsec. Sub. Global Notes, 6.50%(c)	300,000	309,375
		591,060

Nigeria–0.61%
Nigeria Government International Bond, Sr. Unsec. Notes, 7.88%, 02/16/2032(b)	200,000	218,250

Oman–1.65%
Oman Government International Bond,
Sr. Unsec. Notes,
5.38%, 03/08/2027(b)	269,000	281,678
6.50%, 03/08/2047(b)	288,000	310,952
		592,630

Paraguay–0.57%
Paraguay Government International Bond, Sr. Unsec. Notes, 4.70%, 03/27/2027(b)	200,000	204,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco World Bond Fund

	Principal Amount	Value
Russia–4.47%
Credit Bank of Moscow Via CBOM Finance PLC,
Jr. Unsec. Sub. Notes, 8.88%(b)(c)	$326,000	$326,663
Unsec. Sub. Notes,
7.50%, 10/05/2027(b)	848,000	867,080
Gazprom OAO Via Gaz Capital S.A., REGS, Sr. Unsec. Medium-Term Euro Notes, 7.29%, 08/16/2037(b)	350,000	416,434
		1,610,177

Turkey–4.73%
TC Ziraat Bankasi A.S., Sr. Unsec. Notes, 5.13%, 05/3/2022(b)	345,000	345,942
Turkcell Iletisim Hizmetleri A.S., REGS, Sr. Unsec. Euro Notes, 5.75%, 10/15/2025(b)	400,000	414,952
Turkiye Is Bankasi, Sr. Unsec. Notes, 6.13%, 04/25/2024(b)	380,000	383,339
Yapi ve Kredi Bankasi A.S., Sr. Unsec. Notes, 5.75%, 02/24/2022(b)	547,000	559,315
		1,703,548

Ukraine–1.83%
Kernel Holding S.A., Sr. Unsec. Gtd. Notes, 8.75%, 01/31/2022(b)	429,000	457,219
MHP S.A., Sr. Unsec. Gtd. Notes, 7.75%, 05/10/2024(b)	200,000	202,896
		660,115

United States–3.37%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	246,000	271,876
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	197,000	205,471
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	400,000	409,000
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	300,000	327,750
		1,214,097
Total U.S. Dollar Denominated Bonds & Notes (Cost $10,898,738)		11,336,471

	Principal Amount	Value
U.S. Treasury Securities–12.11%
U.S. Treasury Notes–10.84%
2.00%, 11/15/2026	$4,000,000	$3,903,908

U.S. Treasury Bonds–1.27%
2.25%, 08/15/2046	530,000	454,890
Total U.S. Treasury Securities (Cost $4,309,999)		4,358,798

Collateralized Mortgage Obligations–1.25%
United States–1.25%
BLCP Hotel Trust, Series 2014-CLRN, Class C, Floating Rate Pass Through Ctfs., 2.94%, 08/15/2029(b)(e) (Cost $450,000)	450,000	451,563

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.30%
United States–0.30%
Freddie Mac Multifamily Securitization, Series K038, Class X1, Variable Rate Pass Through Ctfs., 1.34%, 03/25/2024(e) (Cost $109,621)	1,665,876	109,508

Money Market Funds–3.43%
Government & Agency Portfolio–Institutional Class, 0.67%(f)	740,577	740,577
Treasury Portfolio–Institutional Class, 0.63%(f)	493,718	493,718
Total Money Market Funds (Cost $1,234,295)		1,234,295

Options Purchased–0.02%
(Cost $11,772)(g)		8,107
TOTAL INVESTMENTS–96.95% (Cost $34,052,735)		34,910,151
OTHER ASSETS LESS LIABILITIES–3.05%		1,097,119
NET ASSETS–100.00%		$36,007,270

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
COP	– Colombian Peso
Ctfs.	– Certificates
DIP	– Debtor-in-possession
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
IDR	– Indonesian Rupiah
INR	– Indian Rupee

JPY	– Japanese Yen
Jr.	– Junior
MXN	– Mexican Peso
REGS	– Regulation S
RUB	– Russian Ruble
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco World Bond Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $20,392,493, which represented 56.63% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. Rate shown is the rate in effect on April 30, 2017.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(g)	The table below details options purchases: See Note 1L, Note 1M and Note 4.

Open Over-The-Counter Foreign Currency Options Purchased — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value	Value
USD versus CAD	Call	Royal Bank of Canada	06/13/2017	CAD 1.3675	$800,000	$7,860

	Open Over-The-Counter Interest Rate Swaptions Purchased — Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value		Value
10 Year Interest Rate Swap	Put	Goldman Sachs International	0.40%	Pay	6 Month Japanese Yen LIBOR	06/12/2017	JPY	240,000,000	$247
Total Options Purchased (Cost $11,772)									$8,107

Abbreviations:

CAD	– Canadian Dollar
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
USD	– United States Dollar

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Sovereign Debt	32.8%
Financials	19.5
U.S. Treasury	12.1
Energy	8.4
Materials	5.2
Consumer Discretionary	3.0
Consumer Staples	2.5
Telecommunication Services	2.5
Information Technology	2.4
Industrials	1.9
Utilities	1.6
Collateralized Mortgage Obligations	1.6
Options Purchased	0.0
Money Market Funds Plus Other Assets Less Liabilities	6.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco World Bond Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $32,818,440)	$33,675,856
Investments in affiliated money market funds, at value and cost	1,234,295
Total investments, at value (Cost $34,052,735)	34,910,151
Foreign currencies, at value (Cost $1,889,666)	1,894,377
Receivable for:
Deposits with brokers for open futures contracts and swap agreements	363,624
Investments sold	1,092,773
Variation margin — futures	73,403
Variation margin — centrally cleared swap agreements	5,551
Fund shares sold	32,099
Dividends and interest	432,407
Fund expenses absorbed	56,905
Swaps receivable — OTC	4,315
Premiums paid on swap agreements — OTC	40,769
Investment for trustee deferred compensation and retirement plans	37,554
Unrealized appreciation on forward foreign currency contracts outstanding	721,678
Other assets	52,480
Total assets	39,718,086

Liabilities:
Payable for:
Investments purchased	2,581,313
Fund shares reacquired	274,282
Amount due custodian	44,086
Swaps payable — OTC	11,161
Accrued fees to affiliates	27,048
Accrued trustees’ and officers’ fees and benefits	2,690
Accrued other operating expenses	70,068
Trustee deferred compensation and retirement plans	39,655
Unrealized depreciation on forward foreign currency contracts outstanding	658,048
Unrealized depreciation on swap agreements — OTC	2,465
Total liabilities	3,710,816
Net assets applicable to shares outstanding	$36,007,270

Net assets consist of:
Shares of beneficial interest	$37,945,934
Undistributed net investment income	(21,988)
Undistributed net realized gain (loss)	(2,748,502)
Net unrealized appreciation	831,826
$36,007,270

Net Assets:
Class A	$23,014,118
Class B	$337,511
Class C	$4,179,287
Class Y	$8,464,989
Class R5	$826
Class R6	$10,539

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,253,850
Class B	33,078
Class C	409,971
Class Y	829,665
Class R5	81
Class R6	1,032
Class A:
Net asset value per share	$10.21
Maximum offering price per share
(Net asset value of $10.21 ÷ 95.75%)	$10.66
Class B:
Net asset value and offering price per share	$10.20
Class C:
Net asset value and offering price per share	$10.19
Class Y:
Net asset value and offering price per share	$10.20
Class R5:
Net asset value and offering price per share	$10.20
Class R6:
Net asset value and offering price per share	$10.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco World Bond Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $398)	$778,111
Dividends from affiliated money market funds	3,358
Total investment income	781,469

Expenses:
Advisory fees	120,586
Administrative services fees	24,794
Custodian fees	33,264
Distribution fees:
Class A	30,374
Class B	1,976
Class C	21,857
Transfer agent fees — A, B, C and Y	57,076
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	9,151
Registration and filing fees	45,617
Reports to shareholders	23,143
Professional services fees	38,361
Other	13,276
Total expenses	419,480
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(232,556)
Net expenses	186,924
Net investment income	594,545

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,501,370)
Foreign currencies	39,163
Forward foreign currency contracts	(1,144,947)
Futures contracts	121,022
Option contracts written	13,780
Swap agreements	(153,809)
(2,626,161)
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,149,207
Foreign currencies	19,180
Forward foreign currency contracts	79,138
Futures contracts	(52,935)
Swap agreements	158,689
1,353,279
Net realized and unrealized gain (loss)	(1,272,882)
Net increase (decrease) in net assets resulting from operations	$(678,337)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco World Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$594,545	$1,056,032
Net realized gain (loss)	(2,626,161)	(188,528)
Change in net unrealized appreciation	1,353,279	1,891,966
Net increase (decrease) in net assets resulting from operations	(678,337)	2,759,470

Return of capital:
Class A	—	(180,952)
Class B	—	(4,447)
Class C	—	(34,564)
Class Y	—	(38,737)
Class R5	—	(5)
Class R6	—	(42,369)
Total return of capital	—	(301,074)

Distributions to shareholders from net investment income:
Class A	(335,176)	(230,285)
Class B	(3,759)	(274)
Class C	(41,418)	(5,811)
Class Y	(121,208)	(75,009)
Class R5	(12)	(10)
Class R6	(158)	(30,564)
Total distributions from net investment income	(501,731)	(341,953)

Share transactions–net:
Class A	(5,132,310)	853,114
Class B	(116,348)	(473,800)
Class C	(818,988)	(196,968)
Class Y	(1,722,415)	8,535,582
Class R6	—	(19,308,820)
Net increase (decrease) in net assets resulting from share transactions	(7,790,061)	(10,590,892)
Net increase (decrease) in net assets	(8,970,129)	(8,474,449)

Net assets:
Beginning of period	44,977,399	53,451,848
End of period (includes undistributed net investment income of $(21,988) and $(114,802), respectively)	$36,007,270	$44,977,399

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco World Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6

11                         Invesco World Bond Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

12                         Invesco World Bond Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

13                         Invesco World Bond Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Purchased and Written — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

14                         Invesco World Bond Fund

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a

15                         Invesco World Bond Fund

swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.65%
Next $250 million	0.59%
Next $500 million	0.565%
Next $1.5 billion	0.54%
Next $2.5 billion	0.515%
Next $5 billion	0.49%
Over $10 billion	0.465%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective December 1, 2016, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 0.94%, 1.69%, 1.69%, 0.69%, 0.69% and 0.69%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to December 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.85%, 0.85%, 0.85% and 0.85%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees and reimbursed of $175,475 and reimbursed class level expenses of $36,917, $600, $6,642, $12,194 and $5 of Class A, Class B, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

16                         Invesco World Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $849 in front-end sales commissions from the sale of Class A shares and $23and $20 from Class A and Class B shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Non U.S. Denominated Bonds & Notes	$—	$17,411,409	$—	$17,411,409
U.S. Denominated Bonds & Notes	—	11,336,471	—	11,336,471
U.S. Treasury Securities	—	4,358,798	—	4,358,798
Collateralized Mortgage Obligations	—	451,563	—	451,563
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	109,508	—	109,508
Money Market Funds	1,234,295	—	—	1,234,295
Options Purchased	—	8,107	—	8,107
	1,234,295	33,675,856	—	34,910,151
Forward Foreign Currency Contracts*	—	63,630	—	63,630
Futures Contracts*	88	—	—	88
Swap Agreements*	—	(103,306)	—	(103,306)
Total Investments	$1,234,383	$33,636,180	$—	$34,870,563

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

17                         Invesco World Bond Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/03/17	Goldman Sachs International	BRL	2,200,000	USD	694,215	$692,332	$1,883
05/03/17	Goldman Sachs International	USD	692,041	BRL	2,200,000	692,332	291
05/31/17	Barclays Bank, PLC	AUD	2,900,000	USD	2,214,793	2,170,336	44,457
05/31/17	Barclays Bank, PLC	CLP	810,000,000	USD	1,225,730	1,211,623	14,107
05/31/17	Barclays Bank, PLC	COP	1,000,000,000	USD	346,644	337,851	8,793
05/31/17	Barclays Bank, PLC	EUR	800,000	USD	858,808	872,950	(14,142)
05/31/17	Barclays Bank, PLC	HUF	300,000,000	USD	1,042,088	1,044,758	(2,670)
05/31/17	Barclays Bank, PLC	JPY	80,000,000	USD	701,293	718,565	(17,272)
05/31/17	Barclays Bank, PLC	KRW	200,000,000	USD	175,070	175,817	(747)
05/31/17	Barclays Bank, PLC	MXN	5,000,000	USD	263,815	264,040	(225)
05/31/17	Barclays Bank, PLC	PHP	72,000,000	USD	1,416,826	1,430,551	(13,725)
05/31/17	Barclays Bank, PLC	SEK	1,300,000	USD	144,863	147,032	(2,169)
05/31/17	Barclays Bank, PLC	USD	176,219	AUD	230,000	172,130	(4,089)
05/31/17	Barclays Bank, PLC	USD	871,918	CLP	580,000,000	867,582	(4,336)
05/31/17	Barclays Bank, PLC	USD	2,865,022	EUR	2,656,468	2,898,706	33,684
05/31/17	Barclays Bank, PLC	USD	640,497	GBP	500,000	648,232	7,735
05/31/17	Barclays Bank, PLC	USD	697,852	HUF	200,000,000	696,505	(1,347)
05/31/17	Barclays Bank, PLC	USD	2,339,525	JPY	260,000,000	2,335,337	(4,188)
05/31/17	Barclays Bank, PLC	USD	443,019	KRW	500,000,000	439,542	(3,477)
05/31/17	Barclays Bank, PLC	USD	701,262	PHP	35,000,000	695,407	(5,855)
05/31/17	Barclays Bank, PLC	USD	418,033	PLN	1,700,000	438,077	20,044
05/31/17	Barclays Bank, PLC	USD	145,744	SEK	1,300,000	147,032	1,288
05/31/17	Barclays Bank, PLC	USD	702,762	ZAR	9,200,000	684,104	(18,658)
05/31/17	Barclays Bank, PLC	ZAR	10,900,000	USD	827,410	810,515	16,895
05/31/17	BNP Paribas S.A.	KRW	500,000,000	USD	439,483	439,542	(59)
05/31/17	BNP Paribas S.A.	PLN	8,200,000	USD	2,034,239	2,113,080	(78,841)
05/31/17	BNP Paribas S.A.	USD	739,754	INR	50,000,000	775,385	35,631
05/31/17	BNP Paribas S.A.	USD	1,746,299	PLN	7,100,000	1,829,617	83,318
05/31/17	Citigroup Global Markets Inc.	CAD	1,570,000	USD	1,187,867	1,150,609	37,258
05/31/17	Citigroup Global Markets Inc.	CLP	465,000,000	USD	712,112	695,561	16,551
05/31/17	Citigroup Global Markets Inc.	GBP	650,205	USD	832,285	842,967	(10,682)
05/31/17	Citigroup Global Markets Inc.	HUF	300,000,000	USD	1,032,018	1,044,757	(12,739)
05/31/17	Citigroup Global Markets Inc.	MXN	21,000,000	USD	1,106,475	1,108,967	(2,492)
05/31/17	Citigroup Global Markets Inc.	TRY	3,200,000	USD	853,571	892,306	(38,735)
05/31/17	Citigroup Global Markets Inc.	USD	828,744	CAD	1,100,000	806,159	(22,585)
05/31/17	Citigroup Global Markets Inc.	USD	616,576	GBP	480,239	622,613	6,037
05/31/17	Citigroup Global Markets Inc.	USD	1,223,019	HUF	355,000,000	1,236,296	13,277
05/31/17	Citigroup Global Markets Inc.	USD	347,798	MXN	6,500,000	343,251	(4,547)
05/31/17	Citigroup Global Markets Inc.	USD	1,815,243	TRY	6,750,000	1,882,206	66,963
05/31/17	Goldman Sachs International	AUD	1,880,000	USD	1,437,785	1,406,976	30,809
05/31/17	Goldman Sachs International	CLP	115,000,000	USD	175,043	172,020	3,023
05/31/17	Goldman Sachs International	COP	1,550,000,000	USD	516,072	523,669	(7,597)
05/31/17	Goldman Sachs International	HUF	500,000,000	USD	1,706,287	1,741,262	(34,975)

18                         Invesco World Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/31/17	Goldman Sachs International	JPY	160,000,000	USD	1,450,117	$1,437,130	$12,987
05/31/17	Goldman Sachs International	NOK	3,000,000	USD	348,425	349,588	(1,163)
05/31/17	Goldman Sachs International	PEN	1,000,000	USD	305,810	307,410	(1,600)
05/31/17	Goldman Sachs International	PLN	5,850,000	USD	1,471,974	1,507,502	(35,528)
05/31/17	Goldman Sachs International	RUB	60,000,000	USD	1,013,676	1,045,801	(32,125)
05/31/17	Goldman Sachs International	TRY	3,250,000	USD	852,727	906,248	(53,521)
05/31/17	Goldman Sachs International	USD	939,067	AUD	1,240,000	928,006	(11,061)
05/31/17	Goldman Sachs International	USD	513,225	CLP	345,000,000	516,062	2,837
05/31/17	Goldman Sachs International	USD	874,511	COP	2,550,000,000	861,520	(12,991)
05/31/17	Goldman Sachs International	USD	1,882,510	HUF	545,000,000	1,897,976	15,466
05/31/17	Goldman Sachs International	USD	969,147	JPY	110,000,000	988,027	18,880
05/31/17	Goldman Sachs International	USD	930,287	NOK	8,000,000	932,234	1,947
05/31/17	Goldman Sachs International	USD	2,030,529	PLN	8,050,000	2,074,426	43,897
05/31/17	Goldman Sachs International	USD	824,335	RUB	48,000,000	836,641	12,306
05/31/17	Goldman Sachs International	USD	735,893	TRY	2,700,000	752,882	16,989
05/31/17	Goldman Sachs International	USD	108,807	ZAR	1,500,000	111,539	2,732
05/31/17	Goldman Sachs International	ZAR	7,100,000	USD	522,937	527,950	(5,013)
05/31/17	JPMorgan Chase Bank, N.A.	GBP	380,000	USD	466,875	492,657	(25,782)
05/31/17	JPMorgan Chase Bank, N.A.	JPY	157,000,000	USD	1,399,281	1,410,184	(10,903)
05/31/17	JPMorgan Chase Bank, N.A.	MYR	2,000,000	USD	445,931	461,324	(15,393)
05/31/17	JPMorgan Chase Bank, N.A.	NOK	6,500,000	USD	776,885	757,440	19,445
05/31/17	JPMorgan Chase Bank, N.A.	USD	62,424	GBP	49,966	64,779	2,355
05/31/17	JPMorgan Chase Bank, N.A.	USD	4,969,672	JPY	556,611,320	4,999,518	29,846
05/31/17	JPMorgan Chase Bank, N.A.	USD	455,581	MYR	2,000,000	461,324	5,743
05/31/17	JPMorgan Chase Bank, N.A.	USD	778,548	NOK	6,500,000	757,440	(21,108)
05/31/17	TD Bank, N.A.	CAD	493,534	USD	375,437	361,697	13,740
05/31/17	TD Bank, N.A.	USD	408,527	IDR	5,500,000,000	411,423	2,896
06/02/17	Goldman Sachs International	BRL	2,200,000	USD	686,513	686,877	(364)
06/02/17	Goldman Sachs International	USD	312,666	BRL	1,000,000	312,217	(449)
06/14/17	RBC Capital Markets Corp.	CAD	261,686	USD	197,851	191,828	6,023
06/14/17	RBC Capital Markets Corp.	USD	200,000	CAD	261,686	191,829	(8,171)
09/29/17	Barclays Bank PLC	TWD	30,000,000	USD	975,990	999,082	(23,092)
09/29/17	Goldman Sachs International	USD	992,556	TWD	30,000,000	999,082	6,526
12/22/17	Goldman Sachs International	TWD	40,000,000	USD	1,242,236	1,335,868	(93,632)
12/22/17	Goldman Sachs International	USD	1,270,850	TWD	40,000,000	1,335,869	65,019
Total Forward Foreign Currency Contracts — Currency Risk							$63,630

Open Futures Contracts — Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
Long Gilt Futures	Short	8	June 2017	$(1,329,082)	$88

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro

GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
PEN	– Peru Nuevo Sol
PLN	– Polish Zloty
PHP	– Philippine Peso

RUB	– Russian Rouble
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

19                         Invesco World Bond Fund

Options Written Transactions
	Call Options					Put Options
	Notional Value				Premiums Received	Notional Value		Premiums Received
Beginning of period	USD	—	EUR	—	$—	USD	—	$—
Written	USD	1,500,000	EUR	1,000,000	13,466	USD	600,000	315
Expired	USD	(1,500,000)	EUR	(1,000,000)	(13,466)	USD	(600,000)	(315)
End of period	USD	—	EUR	—	$—	USD	—	$—

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Buy	(1.00)%	06/20/22	2.15%	$(700,000)	$40,769	$(2,465)

(a)	Implied credit spreads represent the current level as of April 30, 2017, at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse (USA) LLC/CME	Pay	6 Month NIBOR	1.58%	01/27/22	NOK	12,370,000	$6,150
Credit Suisse (USA) LLC/CME	Pay	6 Month PLN WIBOR	2.33	04/20/22	PLN	8,300,000	(7,831)
Credit Suisse (USA) LLC/CME	Pay	28 Day MXN TIIE	7.33	04/07/27	MXN	27,000,000	(14,818)
Credit Suisse (USA) LLC/CME	Pay	28 Day MXN TIIE	7.34	04/07/27	MXN	18,000,000	(9,808)
Credit Suisse (USA) LLC/CME	Pay	6 Month PLN WIBOR	2.51	03/23/22	PLN	8,300,000	10,661
Credit Suisse (USA) LLC/CME	Receive	6 Month EURIBOR	0.29	03/23/22	EUR	(2,300,000)	(12,973)
Credit Suisse (USA) LLC/CME	Receive	3 Month STIBOR	0.39	01/27/22	SEK	(12,750,000)	(9,711)
Credit Suisse (USA) LLC/CME	Receive	3 Month LIBOR	1.98	04/27/22	USD	(4,000,000)	(7,270)
Credit Suisse (USA) LLC/CME	Receive	3 Month LIBOR	2.16	03/07/22	USD	(4,000,000)	(41,779)
Credit Suisse (USA) LLC/CME	Receive	6 Month EURIBOR	0.29	03/23/22	EUR	(2,300,000)	(13,462)
Total Interest Rate Swap Agreements — Interest Rate Risk							$(100,841)

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London interbank offer rate
MXN	– Mexican Peso
NIBOR	– Norwegian Interbank Offered Rate
NOK	– Norwegian Krone

PLN	– Polish Zloty
SEK	– Swedish Krona
STIBOR	– Stockholm Interbank Offered Rate
TIIE	– Mexico Interbank Equilibrium Interest Rate
USD	– U.S. Dollar
WIBOR	– Warsaw Interbank Offered Rate

(a)	Centrally Cleared Interest Rate Swap Agreements are collateralized by $340,000 cash held with Credit Suisse Securities, the swap agreements merchant.

20                         Invesco World Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$—	$88	$88
Unrealized appreciation on swap agreements — Centrally Cleared(a)	—	—	16,811	16,811
Options purchased, at value — OTC(b)	—	7,860	247	8,107
Unrealized appreciation on forward foreign currency contracts outstanding	—	721,678	—	721,678
Total Derivative Assets	—	729,538	17,146	746,684
Derivatives not subject to master netting agreements	—	—	(16,899)	(16,899)
Total Derivative Assets subject to master netting agreements	$—	$729,538	$247	$729,785

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$—	$—	$(117,652)	$(117,652)
Unrealized depreciation on swap agreements — OTC	(2,465)	—	—	(2,465)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(658,048)	—	(658,048)
Total Derivative Liabilities	(2,465)	(658,048)	(117,652)	(778,165)
Derivatives not subject to master netting agreements	—	—	117,652	117,652
Total Derivative Liabilities subject to master netting agreements	$(2,465)	$(658,048)	$—	$(660,513)

(a)	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$147,003	$—	$45,084	$192,087	$(115,992)	$(13,626)	$(129,618)	$62,469	$—	$—	$62,469
BNP Paribas S.A.	118,949	—	—	118,949	(78,900)	—	(78,900)	40,049	—	—	40,049
Citigroup Global Markets Inc.	140,086	—	—	140,086	(91,780)	—	(91,780)	48,306	—	—	48,306
Goldman Sachs International	235,592	247	—	235,839	(290,019)	—	(290,019)	(54,180)	—	—	(54,180)
JPMorgan Chase Bank, N.A.	57,389	—	—	57,389	(73,186)	—	(73,186)	(15,797)	—	—	(15,797)
RBC Capital Markets Corp.	6,023	—	—	6,023	(8,171)	—	(8,171)	(2,148)	—	—	(2,148)
Royal Bank of Canada	—	7,860	—	7,860	—	—	—	7,860	—	—	7,860
TD Bank, N.A.	16,636	—	—	16,636	—	—	—	16,636	—	—	16,636
Total	$721,678	$8,107	$45,084	$774,869	$(658,048)	$(13,626)	$(671,674)	$103,195	$—	$—	$103,195

21                         Invesco World Bond Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(1,144,947)	$—	$—	$(1,144,947)
Futures contracts	—	—	—	121,022	121,022
Options purchased(a)	—	(38,751)	—	(792)	(39,543)
Options written	969	12,811	—	—	13,780
Swap agreements	(217,609)	—	(37,859)	101,659	(153,809)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	79,138	—	—	79,138
Futures contracts	—	—	—	(52,935)	(52,935)
Options purchased(a)	—	(251)	—	(3,414)	(3,665)
Swap agreements	155,951	—	11,347	(8,609)	158,689
Total	$(60,689)	$(1,092,000)	$(26,512)	$156,931	$(1,022,270)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation of investment securities.

The table below summarizes the five month average notional value of futures contracts and the six month average notional value for forward foreign currency contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$69,035,855	$1,847,496	$81,643,242	$1,026,575	$17,075,644

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $723.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be

22                         Invesco World Bond Fund

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of October 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $51,089,071 and $64,138,776, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $8,143,925 and $3,825,438, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,010,397
Aggregate unrealized (depreciation) of investment securities	(291,725)
Net unrealized appreciation of investment securities	$718,672

Cost of investments for tax purposes is $34,191,479.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	170,972	$1,716,465	981,590	$10,283,740
Class B	1,987	19,750	5,051	51,039
Class C	37,305	372,355	215,278	2,170,817
Class Y	519,849	5,250,464	1,491,034	15,491,121
Class R6	—	—	129,251	1,243,370

Issued as reinvestment of dividends:
Class A	31,050	309,353	36,686	380,582
Class B	351	3,499	425	4,396
Class C	3,717	36,994	3,461	36,065
Class Y	10,487	104,262	9,101	95,884
Class R6	—	—	7,558	72,784

Automatic conversion of Class B shares to Class A shares:
Class A	9,250	92,832	36,838	372,595
Class B	(9,257)	(92,832)	(36,896)	(372,595)

Reacquired:
Class A	(721,941)	(7,250,960)	(984,775)	(10,183,803)
Class B	(4,674)	(46,765)	(15,599)	(156,640)
Class C	(122,547)	(1,228,337)	(237,901)	(2,403,850)
Class Y	(707,627)	(7,077,141)	(668,294)	(7,051,423)
Class R6(b)	—	—	(2,114,835)	(20,624,974)
Net increase (decrease) in share activity	(781,078)	$(7,790,061)	(1,142,027)	$(10,590,892)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	On February 18, 2016, 2,112,864 Class R6 shares valued at $20,600,421 were redeemed by affiliated mutual funds.

23                         Invesco World Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$10.44	$0.16	$(0.25)	$(0.09)	$(0.14)	$—	$—	$(0.14)	$10.21	(0.83)%	$23,014	0.97	%(e)	2.22	%(e)	3.24	%(e)	169%
Year ended 10/31/16	9.81	0.25	0.54	0.79	(0.08)	—	(0.08)	(0.16)	10.44	8.02	28,870	1.10		1.84		2.36		246
Year ended 10/31/15	10.63	0.18	(0.74)	(0.56)	—	(0.14)	(0.12)	(0.26)	9.81	(5.38)	26,426	1.10		1.72		1.79		135
Year ended 10/31/14	11.07	0.20	(0.30)	(0.10)	(0.12)	(0.22)	—	(0.34)	10.63	(0.97)	32,668	1.10		1.68		1.83		237
Year ended 10/31/13	11.37	0.18	(0.37)	(0.19)	(0.11)	—	—	(0.11)	11.07	(1.68)	33,019	1.10		1.68		1.65		233
Year ended 10/31/12	11.63	0.16	0.20	0.36	(0.39)	(0.12)	(0.11)	(0.62)	11.37	3.42	40,771	1.10		1.57		1.46		119
Class B
Six months ended 04/30/17	10.43	0.12	(0.25)	(0.13)	(0.10)	—	—	(0.10)	10.20	(1.27)	338	1.72	(e)	2.97	(e)	2.49	(e)	169
Year ended 10/31/16	9.79	0.16	0.56	0.72	(0.05)	—	(0.03)	(0.08)	10.43	7.35	466	1.85		2.59		1.61		246
Year ended 10/31/15	10.62	0.10	(0.75)	(0.65)	—	(0.14)	(0.04)	(0.18)	9.79	(6.19)	898	1.85		2.47		1.04		135
Year ended 10/31/14	11.05	0.12	(0.30)	(0.18)	(0.03)	(0.22)	—	(0.25)	10.62	(1.63)	1,867	1.85		2.43		1.08		237
Year ended 10/31/13	11.36	0.10	(0.38)	(0.28)	(0.03)	—	—	(0.03)	11.05	(2.50)	2,850	1.85		2.43		0.90		233
Year ended 10/31/12	11.61	0.08	0.20	0.28	(0.30)	(0.12)	(0.11)	(0.53)	11.36	2.72	4,430	1.85		2.32		0.71		119
Class C
Six months ended 04/30/17	10.42	0.12	(0.25)	(0.13)	(0.10)	—	—	(0.10)	10.19	(1.27)	4,179	1.72	(e)	2.97	(e)	2.49	(e)	169
Year ended 10/31/16	9.79	0.17	0.54	0.71	(0.05)	—	(0.03)	(0.08)	10.42	7.24	5,121	1.85		2.59		1.61		246
Year ended 10/31/15	10.61	0.10	(0.74)	(0.64)	—	(0.14)	(0.04)	(0.18)	9.79	(6.10)	4,998	1.85		2.47		1.04		135
Year ended 10/31/14	11.04	0.12	(0.30)	(0.18)	(0.03)	(0.22)	—	(0.25)	10.61	(1.63)	6,441	1.85		2.43		1.08		237
Year ended 10/31/13	11.35	0.10	(0.38)	(0.28)	(0.03)	—	—	(0.03)	11.04	(2.50)	5,562	1.85		2.43		0.90		233
Year ended 10/31/12	11.61	0.07	0.20	0.27	(0.30)	(0.12)	(0.11)	(0.53)	11.35	2.63	8,016	1.85		2.32		0.71		119
Class Y
Six months ended 04/30/17	10.44	0.17	(0.26)	(0.09)	(0.15)	—	—	(0.15)	10.20	(0.78)	8,465	0.72	(e)	1.97	(e)	3.49	(e)	169
Year ended 10/31/16	9.80	0.27	0.55	0.82	(0.07)	—	(0.11)	(0.18)	10.44	8.40	10,509	0.85		1.59		2.61		246
Year ended 10/31/15	10.63	0.21	(0.76)	(0.55)	—	(0.14)	(0.14)	(0.28)	9.80	(5.23)	1,716	0.85		1.47		2.04		135
Year ended 10/31/14	11.06	0.23	(0.30)	(0.07)	(0.14)	(0.22)	—	(0.36)	10.63	(0.63)	4,989	0.85		1.43		2.08		237
Year ended 10/31/13	11.37	0.21	(0.39)	(0.18)	(0.13)	—	—	(0.13)	11.06	(1.52)	982	0.85		1.43		1.90		233
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.11)	(0.65)	11.37	3.68	1,105	0.85		1.32		1.71		119
Class R5
Six months ended 04/30/17	10.44	0.17	(0.26)	(0.09)	(0.15)	—	—	(0.15)	10.20	(0.79)	1	0.71	(e)	1.76	(e)	3.50	(e)	169
Year ended 10/31/16	9.81	0.27	0.54	0.81	(0.07)	—	(0.11)	(0.18)	10.44	8.29	1	0.85		1.30		2.61		246
Year ended 10/31/15	10.64	0.21	(0.76)	(0.55)	—	(0.14)	(0.14)	(0.28)	9.81	(5.23)	1	0.85		1.16		2.04		135
Year ended 10/31/14	11.07	0.23	(0.30)	(0.07)	(0.14)	(0.22)	—	(0.36)	10.64	(0.63)	118	0.85		1.15		2.08		237
Year ended 10/31/13	11.37	0.21	(0.38)	(0.17)	(0.13)	—	—	(0.13)	11.07	(1.43)	282	0.85		1.16		1.90		233
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.11)	(0.65)	11.37	3.68	221	0.85		1.07		1.71		119
Class R6
Six months ended 04/30/17	10.44	0.17	(0.25)	(0.08)	(0.15)	—	—	(0.15)	10.21	(0.69)	11	0.71	(e)	1.76	(e)	3.50	(e)	169
Year ended 10/31/16	9.81	0.25	0.56	0.81	(0.07)	—	(0.11)	(0.18)	10.44	8.29	11	0.85		1.30		2.61		246
Year ended 10/31/15	10.63	0.20	(0.74)	(0.54)	—	(0.14)	(0.14)	(0.28)	9.81	(5.14)	19,413	0.85		1.16		2.04		135
Year ended 10/31/14	11.07	0.23	(0.31)	(0.08)	(0.14)	(0.22)	—	(0.36)	10.63	(0.72)	12,637	0.85		1.14		2.08		237
Year ended 10/31/13	11.37	0.21	(0.38)	(0.17)	(0.13)	—	—	(0.13)	11.07	(1.43)	8,752	0.85		1.16		1.90		233
Year ended 10/31/12(f)	11.40	0.02	(0.05)	(0.03)	—	—	—	—	11.37	(0.26)	5,493	0.85	(g)	1.10	(g)	1.71	(g)	119

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares which were less than $0.005 per share for the year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and are based on average daily net assets (000’s omitted) of $24,501, $398, $4,408, $8,093, $1 and $10 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

24                         Invesco World Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$991.70	$4.79	$1,019.98	$4.86	0.97%
B	1,000.00	987.30	8.48	1,016.27	8.60	1.72
C	1,000.00	987.30	8.48	1,016.27	8.60	1.72
Y	1,000.00	992.20	3.56	1,021.22	3.61	0.72
R5	1,000.00	992.10	3.51	1,021.27	3.56	0.71
R6	1,000.00	993.10	3.51	1,021.27	3.56	0.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective December 1, 2016, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 0.94%, 1.69%, 1.69%, 0.69%, 0.69% and 0.69% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.94%, 1.69%, 1.69%, 0.69%, 0.69% and 0.69% for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.64, $8.33, $8.33, $3.41, $3.41 and $3.41 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.71, $8.45, $8.45, $3.46, $3.46 and $3.46 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

25                         Invesco World Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco World Bond Fund, an investment portfolio of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			531,197,227	15,013,721
	James T. Bunch			531,183,836	15,027,112
	Bruce L. Crockett			531,230,236	14,980,712
	Jack M. Fields			531,263,200	14,947,748
	Martin L. Flanagan			531,657,186	14,553,762
	Cynthia Hostetler			531,519,854	14,691,094
	Dr. Eli Jones			531,321,474	14,889,474
	Dr. Prema Mathai-Davis			531,131,847	15,079,101
	Teresa M. Ressel			531,625,752	14,585,196
	Dr. Larry Soll			531,316,895	14,894,053
	Ann Barnett Stern			531,742,260	14,468,688
	Raymond Stickel, Jr.			531,058,564	15,152,384
	Philip A. Taylor			531,464,070	14,746,878
	Robert C. Troccoli			531,278,632	14,932,316
	Christopher L. Wilson			531,758,781	14,452,167

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	357,447,673	29,638,148	16,397,616	142,727,154

The meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco World Bond Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,505,252	126,542	132,018	599,935
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	1,542,168	77,897	143,748	599,934
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,525,283	93,187	145,340	599,937

The meeting was adjourned until June 6, 2017, with respect to the following proposal:

5(b)	Approve changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
5(b)	Approve changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.	1,773,329	116,741	205,063	536,363

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds (Invesco Investment Funds).

26                         Invesco World Bond Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	WBD-SAR-1	06122017	1103

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 7, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 7, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 7, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.